Registration Nos. 333-179997

811-21438

SECURITIES AND EXCHANGE COMMISSION

100 F Street, N.E.

Room 1680

WASHINGTON, D.C. 20549

202-551-5850

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
POST-EFFECTIVE AMENDMENT NO. 5 and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒

(Check appropriate box or boxes)

Amendment No. 7

THE GUARDIAN SEPARATE ACCOUNT R

(Exact Name of Registrant as Specified in Charter)

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(Name of Depositor)

7 Hanover Square, New York, New York 10004

(Address of Principal Executive Offices)

Depositor’s Telephone Number: (212) 598-8359

RICHARD T. POTTER, JR., Senior Vice President and Counsel

The Guardian Insurance & Annuity Company, Inc.

7 Hanover Square

New York, New York 10004

(Name and address of agent for service)

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485

☒	on May 1, 2016 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485

☐	on pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

☐	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

The Registrant has registered an indefinite number of its securities under the Securities Act of 1933 pursuant to Rule 24f-2 under the Investment Company Act of 1940. The notice required for such rule for the Registrant’s most recent fiscal year was filed on March 21, 2016.

VARIABLE ANNUITY PROSPECTUS	Securities Act of 1933 File No. 333-179997
May 1, 2016

GUARDIAN INVESTOR IIsm VARIABLE ANNUITY

THIS PROSPECTUS describes two series of an Individual Flexible Premium Deferred Variable Annuity Contract – the B Series and L Series. It contains important information that you should know before investing in the contract. Differences between the B and L Series contracts are noted by Series. Please read this prospectus carefully, and keep it for future reference.

The contract is issued by The Guardian Insurance & Annuity Company, Inc. (GIAC, we, us, our) through its Separate Account R (the Separate Account). This contract is an annuity contract and is a long-term investment vehicle designed for retirement purposes. It will also pay a death benefit if the owner or, if applicable, the death benefit covered person, dies before Annuity Payments begin.

The minimum initial premium payment is $5000 ($2,000 if your contract is issued in connection with an individual retirement account, certain pension plans, and other tax-qualified arrangements). Your premiums may be invested in up to 25 Variable Investment Options or 24 Variable Investment Options and the fixed-rate option. Special limits apply to transfers out of the fixed-rate option. The Variable Investment Options invest in the Funds (“Funds”) listed below. Some of these Funds may not be available in your state. You may request copies of the prospectuses for these Funds from your registered representative or by calling 1-800-221-3253 or by visiting our web site at www.GuardianLife.com. Please read the prospectuses carefully before investing.

•	RS Variable Products Trust
–	RS Emerging Markets VIP Series
–	RS High Yield VIP Series
–	RS International VIP Series
–	RS Investment Quality Bond VIP Series
–	RS Large Cap Alpha VIP Series
–	RS Low Duration Bond VIP Series
–	RS S&P 500 Index VIP Series
–	RS Small Cap Growth Equity VIP Series
•	AIM Variable Insurance Funds (Invesco Variable Insurance Funds) (Series II Shares)
–	Invesco V.I. Core Equity Fund
–	Invesco V.I. International Growth Fund
–	Invesco V.I. Mid Cap Core Equity Fund
–	Invesco V.I. Small Cap Equity Fund
–	Invesco V.I. Comstock Fund
–	Invesco V.I. American Value Fund
•	AB Variable Product Series Fund, Inc. (Class B)
–	AB VPS Dynamic Asset Allocation Portfolio
•	American Century (Class II)
–	American Century VP Mid Cap Value Fund
•	BlackRock Variable Series Funds, Inc. (Class III Shares)
–	BlackRock Capital Appreciation V.I. Fund
–	BlackRock Global Allocation V.I. Fund
–	BlackRock Large Cap Core V.I. Fund
•	Columbia Funds Variable Insurance Trust (Class 2 Shares)
–	Columbia Variable Portfolio - Small Cap Value Fund
•	Fidelity Variable Insurance Products Funds (Service Class 2)
–	Fidelity VIP Contrafund® Portfolio
–	Fidelity VIP Government Money Market Portfolio
•	Franklin Templeton Variable Insurance Products Trust (Class 2 Shares)
–	Franklin U.S. Government Securities VIP Fund
–	Templeton Foreign VIP Fund
–	Templeton Global Bond VIP Fund
•	Ivy Funds Variable Insurance Portfolios
–	Ivy Funds VIP Mid Cap Growth
•	Legg Mason Partners Variable Income Trust (Class II)
–	Western Asset Core Plus VIT Portfolio
•	MFS® Variable Insurance Trust (Service Class)
–	MFS® New Discovery Series
–	MFS® Total Return Bond Series
–	MFS® Utilities Series
•	MFS® Variable Insurance Trust II
–	MFS® Blended Research® Core Equity Portfolio
–	MFS® Technology Portfolio
•	Oppenheimer Variable Account Funds (Service Class)
–	Oppenheimer Global Strategic Income Fund/VA
–	Oppenheimer Main Street Small Cap Fund®/VA
•	PIMCO Variable Insurance Trust (Advisor Class Shares)
–	PIMCO Total Return Portfolio
•	Pioneer Variable Contracts Trust (Class II Shares)
–	Pioneer Bond VCT Portfolio
–	Pioneer Equity Income VCT Portfolio
•	Putnam Variable Trust (IB Shares)
–	Putnam VT Equity Income Fund
–	Putnam VT Investors Fund
•	T. Rowe Price Equity Series, Inc. (Class II)
–	T. Rowe Price Blue Chip Growth Portfolio

A Statement of Additional Information about the contract and the Separate Account is available free of charge by writing to GIAC at its Customer Service Office, P.O. Box 26210, Lehigh Valley, Pennsylvania 18002 or by calling 1-800-221-3253. Its contents are noted in the section titled Other information: Where to get more information.

The Statement of Additional Information, which is dated May 1, 2016, is incorporated by reference into this prospectus.

The Securities and Exchange Commission (“SEC”) has a Web site (http://www.sec.gov) which you may visit to view this Prospectus, Statement of Additional Information and other information.

These securities have not been approved or disapproved by the Securities and Exchange Commission or any state securities commission, nor has the Commission or any state securities commission passed upon the accuracy or adequacy of this prospectus. Any representation

to the contrary is a criminal offense.

The contract is not a deposit or obligation of, or guaranteed or endorsed by, any bank or depository institution, and the contract is not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency, and involves investment risk, including possible loss of the principal amount invested.

CONTENTS

This variable annuity contract may not be available in all states or jurisdictions. This prospectus does not constitute an offering in any state or jurisdiction in which such offering may not lawfully be made. GIAC does not authorize any information or representations regarding the offering described in this prospectus except for information in this prospectus or the statement of additional information or in any supplement thereto or in any supplemental sales material authorized by GIAC.

SUMMARY

SUMMARY

WHAT IS A VARIABLE ANNUITY CONTRACT?

A

VARIABLE ANNUITY CONTRACT allows you to accumulate tax-deferred savings which are invested in options that you choose. This is the Accumulation Period of the contract. On an agreed date, you will start receiving regular payments based on the Accumulation Value of your contract. This is the annuity period. The amount of the Annuity Payments will depend on earnings during the Accumulation Period, and afterward if you select a variable annuity option. That’s why this product is called a variable annuity.

HOW A VARIABLE ANNUITY WORKS

During the Accumulation Period, this contract allows you to allocate your Net Premium payments and Accumulation Value to as many as 25 Variable Investment Options, or 24 Variable Investment Options and the fixed-rate option.

When you allocate your premiums to the Variable Investment Options, you bear the risk of any investment losses. No assurance can be given that the value of the contract during the Accumulation Period, or the total amount of Annuity Payments made under the contract, will equal or exceed the Net Premium payments allocated to the Variable Investment Options. When you allocate your Net Premium payments to the fixed-rate option, the contract guarantees that they will earn a minimum rate of interest and the investment risk is borne by GIAC.

GIAC has established a Separate Account to hold the variable investments in its annuity contracts. The Separate Account has several investment divisions, 40 of which correspond to the 40 Variable Investment Options available under the contract, and each of which invests in a Fund. Your Net Premiums are used to buy Accumulation Units in the investment divisions you have chosen, or are allocated to the fixed-rate option.

The total value of your contract’s investment in the investment divisions and in the fixed-rate option is known as the Accumulation Value. It’s determined by multiplying the number of variable Accumulation Units credited to your account in each investment division by the current value of the division’s units, and adding your value in the fixed-rate option.

The value of units in a variable investment division reflects the investment experience within the division. The value of units in the fixed-rate option reflects interest accrued at a rate not less than the guaranteed minimum specified in the contract. For a complete explanation, please see Financial information: How we calculate accumulation unit values.

Any guarantees, including the minimum interest rate guarantee on allocations to the fixed-rate option and the Guaranteed Lifetime Withdrawal Benefit rider, are obligations of GIAC and subject solely to its financial strength and claims paying ability.

THE ANNUITY PERIOD

Annuity Payments under this contract can begin no earlier than the first contract anniversary (without

GIAC’s prior consent) and must begin no later than the contract anniversary following the Annuitant’s 100th birthday. Distributions under the contract are taxable, and if you take money out of the contract before age 59  1/2, you may also incur a 10% Federal tax penalty on amounts included in your income. You may select one or a combination of annuity payout options available under the contract:

•	Life annuity without guaranteed period (variable and fixed)

•	Life annuity with guaranteed period (variable and fixed)

•	Joint and survivor annuity (variable and fixed)

•	Payments to age 100 (variable and fixed)

•	Payments for a period certain (fixed)

•	10-year guaranteed period (fixed)

Please see The annuity period.

OTHER CONTRACT FEATURES

Transfers among investment options

You can make transfers among the Variable Investment Options at any time, although such transfers may be severely restricted in an effort to protect against potential harm from frequent transfers. Please see The Accumulation Period: Frequent transfers among the Variable Investment Options. Transfers to and from the fixed-rate option are only permitted during the Accumulation Period. Certain restrictions apply to transfers out of the fixed-rate option. Transfers must also comply with the rules of any retirement plan that apply. Please see The Accumulation Period: Transfers.

Payout options

Annuity payout options are available on a variable or fixed-rate basis.

SUMMARY	PROSPECTUS	1

Death benefits

If the owner or, in California the Death Benefit Covered Person, should die before Annuity Payments begin, then we pay a death benefit first to any surviving owner and then to surviving beneficiaries (in the order you have designated). You also have the option of purchasing an enhanced death benefit rider that may provide a greater death benefit. If the owner is a non-natural owner, then the death of the Annuitant will be treated as death of an owner for purposes of determining whether a death benefit is payable. Please see Other contract features: Death benefits.

Optional riders

You also have the option to purchase other riders to provide additional benefits. The riders are available only in the states where they have been approved, and where we continue to offer them. Each rider may not be available in combination with other optional benefits under the contract, and may not be appropriate for your situation. There are extra charges for these riders. You should contact your registered representative for information about the availability of any of the riders under your contract.

The highest anniversary value death benefit rider provides for an enhanced death benefit equal to the greater of the death benefit under the contract (without any riders) or the highest contract anniversary value death benefit. The earnings benefit rider may in certain circumstances increase the death benefit payable, if contract earnings exceed the adjusted premium payments. The guaranteed lifetime withdrawal benefit rider provides a guaranteed minimum withdrawal amount regardless of the investment performance of the contract. Please note that if you choose the guaranteed lifetime withdrawal benefit rider, then you must invest your premium payments and contract value in accordance with the allocation models described in that rider. In addition, if you choose the guaranteed lifetime withdrawal benefit rider, then withdrawals in excess of the guaranteed withdrawal amount provided for under the rider will have adverse consequences. Please refer to Other contract features for more information.

Surrenders and withdrawals

At any time during the Accumulation Period, you may withdraw some or all of the amount you have accumulated in the contract. Taking out all you have accumulated is known as a surrender; taking out part of what you have accumulated is a withdrawal. A contingent deferred sales charge (surrender charges) may apply to both surrenders and withdrawals. Surrenders and withdrawals also may be subject to any applicable contract fee, annuity taxes, state taxes, penalty taxes, and federal income tax withholding. Once Annuity Payments begin, surrenders and withdrawals are available only with the payments to age 100 or the payments for a period certain annuity payout options. Please see The Accumulation Period: Surrenders and withdrawals. Surrenders from qualified plans may be restricted or forbidden by the plan document and may have negative tax consequences.

EXPENSES

The following are expenses that you will incur as a contract owner:

•	Operating expenses for Funds comprising the Variable Investment Options

Management fees, 12b-1 fees, and other expenses associated with the Funds that you may pay while owning the contract range from 0.39% to 1.35%, but may be different in the future. Actual charges will depend on the Variable Investment Options you select. We reserve the right to collect any redemption fee imposed by any Fund or if required by any regulatory authority.

•	Mortality and expense risk charge

We apply a daily mortality and expense risk charge, calculated at an annual rate of 1.15% for the B Series and 1.50% for the L Series of your Accumulation Value in the Variable Investment Options.

•	Administrative expense

We deduct this charge daily at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

The following are expenses that you may incur as a contract owner:

•	Contingent deferred sales charges (surrender charge)

We assess a charge on total surrenders and withdrawals of Accumulation Value. We deduct up to 8% of each premium payment withdrawn within the first four years, for L Series, and seven years, for B Series, of receipt of each such premium payment.

2	PROSPECTUS	SUMMARY

However, the contract permits withdrawal each contract year of a “free withdrawal amount” that may be withdrawn from the contract without incurring a contingent deferred sales charge (surrender charge) at the time of the withdrawal. See The Accumulation Period: Surrenders and withdrawals.

•	Contract fee

We deduct an annual fee of $35 (lower where required by state law) if the Accumulation Value in your contract is less than $100,000 on your Contract Anniversary Date. We will waive the contract fee if the Accumulation Value of your contract plus the Accumulation Value of any other Guardian Investor Variable Annuity L Series®, Guardian Investor Variable Annuity B Series® and Guardian Investor II Variable Annuity contracts you own individually or jointly totals $100,000 or more on the contract anniversary of your contract provided each such contract contains a waiver of contract fee provision.

•	Highest anniversary value death benefit rider expense

If you choose this benefit, then we will assess a daily charge at an annual rate of 0.40% of your Accumulation Value in the Variable Investment Options.

•	Earnings benefit rider expense

If you choose this rider, then we will assess a daily charge at an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options.

•	Guaranteed lifetime withdrawal benefit rider expense

If you choose this rider, then we will assess an annual charge on each contract anniversary that is a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. The maximum annual guaranteed lifetime withdrawal benefit charge percentage ranges from 1.00% to 4.10%, depending on the option chosen; the current annual expense range for this rider ranges from 0.95% to 2.15%, depending on the option chosen. We will not deduct this charge after we have begun to make Annuity Payments under the contract. See Financial information: Contract costs and expenses.

•	Annuity taxes

These taxes are applicable only in some states and municipalities and currently range from 0.50% up to 3.5% of premium payments made. See Financial Information: Contract costs and expenses.

•	Withdrawal charge

During the annuity period, if you choose either the fixed or the variable payments to age 100 annuity payout options or the payments for a period certain as an annuity payout option, and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

DECIDING TO PURCHASE A CONTRACT

The contract is an individual flexible premium deferred variable annuity contract that we may issue as a contract qualified (“qualified contract”) under the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), or as a contract that is not qualified under the Internal Revenue Code (“non-qualified contract”). You should consider purchasing a variable annuity contract if your objective is to invest over a long period of time and to accumulate assets on a tax-deferred basis, generally for retirement. A tax-deferred accrual feature is provided by any tax-qualified arrangement. Therefore, you should have reasons other than tax deferral for purchasing the contract to Fund a tax-qualified arrangement.

The contract offers two series from which you can choose. Both Series are long term investments. The B Series has lower expenses and a longer surrender charge period. The B Series may be appropriate for individuals who do not expect to take withdrawals early on in the life of the contract. The L Series has higher expenses and a shorter surrender charge period. The L Series may be appropriate for individuals who expect to or may want to take withdrawals earlier. Contact your registered representative to discuss which Series may be appropriate for you.

You have the right to examine the contract and return it for cancellation within 10 to 30 days of receiving it depending on the state where you live. If this contract is a replacement for another contract, you may have 30 to 60 days to examine the contract and return it for cancellation. This is known as the free-look period. If you exercise this free-look privilege, and if you live in a state that does not require us to return premiums paid, you will bear the risk of any decline in your contract’s value during the free-look period. Because the laws and regulations that govern the contract vary among the jurisdictions where the contract is sold, some of the contract’s terms will vary depending on where you live. Please check your contract carefully for specific terms and conditions.

Please see Special terms used in this prospectus for definitions of key terms.

SUMMARY	PROSPECTUS	3

EXPENSE TABLES

Costs and

Expenses

The tables will assist you in understanding the various costs and expenses of the Separate Account and its underlying Funds that you will bear directly or indirectly. See Financial information – Contract costs and expenses. Fund prospectuses provide a more complete description of the various costs and expenses of the underlying Variable Investment Options. Annuity taxes may apply.

The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. The first two tables describe the fees and expenses that you will pay at the time that you buy a contract, surrender a contract, or transfer Accumulation Value among investment options. State annuity taxes may also be deducted.*

CONTRACT OWNER TRANSACTION EXPENSES

B Series
Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge (surrender charge):	8% of total premiums paid declining annually[1]
Number of full years completed since premium payment was made	Contingent deferred sales charge (surrender charge) percentage
0	8%
1	7.5%
2	6.5%
3	5.5%
4	5%
5	4%
6	3%
7+	0%
Transfer Fee:	Maximum: $25 Current: $0
Automated Alert Program	Maximum: $25 Current: $0
L Series
Sales Charge Imposed on Purchases:	None
Contingent Deferred Sales Charge (surrender charge):	8% of total premiums paid declining annually[1]
Number of full years completed since premium payment was made	Contingent deferred sales charge (surrender charge) percentage
0	8%
1	7.5%
2	6.5%
3	5.5%
4+	0%
Transfer Fee:	Maximum: $25 Current: $0
Automated Alert Program	Maximum: $25 Current: $0

* If you reside in a state that requires us to deduct an annuity tax, this tax can range from 0.5% to 3.5% of the contract Accumulation Value, depending on the state requirements.

1 The contingent deferred sales charge (surrender charge) may be assessed on

4	PROSPECTUS	EXPENSE TABLES

premiums withdrawn that were paid into your contract during the previous seven years for the B Series and four years for the L Series. Each contract year, however, you may withdraw without a contingent deferred sales charge (surrender charge) at the time of withdrawal a “Free Withdrawal Amount” equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year.

There is a withdrawal charge that applies to withdrawals during the annuity period in excess of one per calendar quarter. This charge is the lesser of $25 or 2% of the withdrawal amount. Withdrawals are available during the annuity period only if you choose one of the two payments to 100 annuity payout options or the period certain annuity payout option. Please see Financial information: Contract costs and expenses, for more information.

The next table describes the fees and expenses that you will pay periodically during the time that you own a series of the contract, not including the fees and expenses of the underlying Funds associated with the Variable Investment Options.

Annual Contract Fee:	$35.00*
*	The annual contract fee may be lower where required by state law. We will waive this fee if the Accumulation Value is $100,000 or greater on the most recent contract anniversary. We will waive the contract fee if the Accumulation Value of your contract plus the Accumulation Value of any other Guardian Investor Variable Annuity L Series*, Guardian Investor Variable Annuity B Series* and Guardian Investor II Variable Annuity contracts you own individually or jointly totals $100,000 or more on the contract anniversary provided each such contract contains a waiver of contract fee provision.

SEPARATE ACCOUNT LEVEL ANNUAL EXPENSES

(as a percentage of daily net asset value)

HAVDB = Highest Anniversary Value Death Benefit Rider	EB = Earnings Benefit Rider

B Series	Basic Contract (with no benefit riders)	Contract with EB	Contract with HAVDB	Contract with HAVDB and EB
Mortality & Expense Risk Charge	1.15%	1.15%	1.15%	1.15%
Other Separate Account Fees
• Administrative Charge	0.25%	0.25%	0.25%	0.25%
• Charges for Optional Additional Riders
– Highest Anniversary Value Death Benefit (HAVDB)	0.00%	0.00%	0.40%	0.40%
– Earnings Benefit (EB)	0.00%	0.25%	0.00%	0.25%
Subtotal Other Separate Account Fees	0.25%	0.50%	0.65%	0.90%
Total Separate Account Level Annual Expenses	1.40%	1.65%	1.80%	2.05%

L Series	Basic Contract (with no benefit riders)	Contract with EB	Contract with HAVDB	Contract with HAVDB and EB
Mortality & Expense Risk Charge	1.50%	1.50%	1.50%	1.50%
Other Separate Account Fees
• Administrative Charge	0.25%	0.25%	0.25%	0.25%
• Charges for Optional Additional Riders
– Highest Anniversary Value Death Benefit (HAVDB)	0.00%	0.00%	0.40%	0.40%
– Earnings Benefit (EB)	0.00%	0.25%	0.00%	0.25%
Subtotal Other Separate Account Fees	0.25%	0.50%	0.65%	0.90%
Total Separate Account Level Annual Expenses	1.75%	2.00%	2.15%	2.40%

EXPENSE TABLES	PROSPECTUS	5

FEES FOR OPTIONAL RIDER DEDUCTED FROM ACCUMULATION VALUE

Annual Rider Fees for Guaranteed Lifetime Withdrawal Benefit (GLWB) Options (as a percentage of the adjusted guaranteed withdrawal balance*):

	Single	Single w/ Step-Up Death Benefit***	Single w/ Return of Premium Death Benefit****	Spousal	Spousal w/ Step-Up Death Benefit***	Spousal w/ Return of Premium Death Benefit****
Guardian Target 250 maximum**	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%

current**	1.30%	1.80%	1.90%	1.55%	2.05%	2.15%
Guardian Target 200 maximum**	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%

current**	1.15%	1.65%	1.75%	1.40%	1.90%	2.00%
Guardian Target Future maximum**	2.50%	3.00%	3.10%	3.50%	4.00%	4.10%

current**	1.05%	1.55%	1.65%	1.30%	1.80%	1.90%
Guardian Target Now maximum**	1.00%	1.50%	N/A	2.00%	2.50%	N/A

current**	0.95%	1.45%	N/A	1.05%	1.55%	N/A
*	The definition of “adjusted guaranteed withdrawal balance” for the GLWB rider options is the greater of the total premium payments made under the contract or the guaranteed withdrawal balance as of the end of the day immediately preceding the day the rider fee is determined plus any increase as a result of the application of the annual minimum guarantee or cumulative guarantee. Please see Other contract features: Guaranteed lifetime withdrawal benefit (GLWB) rider section of this prospectus for more information.
**	The current charge for this rider ranges from 0.95% to 2.15%, depending on the option chosen. We reserve the right to increase the charge to a maximum ranging from 1.00% to 4.10%, depending on the option chosen, if the guaranteed withdrawal balance is stepped up to equal the Accumulation Value of the contract.
***	Not available in New York with the Guardian Target 250 GLWB rider option.
****	Not available in New York.

The next item shows the minimum and maximum total operating expenses charged by the underlying mutual Fund companies for the last completed fiscal year. Expenses may be different in the future. More detail concerning each Fund’s fees and expenses is contained in the prospectus for each Fund.

TOTAL ANNUAL UNDERLYING MUTUAL FUND OPERATING EXPENSES

(expenses that are deducted from the assets of the underlying Funds including management fees, distribution and/or service (12b-1) fees, and other expenses)

	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (before applicable waivers and reimbursements)*	0.39%	1.35%

The fee and expense information regarding the underlying Funds was provided by those Funds and has not been independently verified by GIAC.

*	“Total Annual Underlying Fund Operating Expenses” are expenses for the fiscal year ended December 31, 2015 for all underlying Funds. It is important for contractowners to understand that a decline in the underlying Funds’ average net assets during the current fiscal year as a result of market volatility or other factors could cause the Funds’ expense ratios for the Funds’ current fiscal year to be higher than the expense information presented.

6	PROSPECTUS	EXPENSE TABLES

Expense Examples

The following Examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These Examples show the maximum costs of investing in a B Series or L Series contract. All costs are as of the last day of the applicable time period, except for the rider charge and contract fee, which are as of the following contract anniversary. The costs include the contractowner transaction expenses, an annual contract fee of $35, and separate account annual expenses which include a daily administrative charge at an annual rate of 0.25% and a daily mortality and expense risk charge at an annual rate of 1.15% for the B Series and 1.50% for the L Series of the net asset value in the Separate Account. The following four examples assume that you invest $10,000 in the contract for the time periods indicated and that your investment has a 5% return each year.

B Series

Example 1 shows the B Series with a spousal version of the Guardian Target 250 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the GLWB Return of Premium Death Benefit (which are the most expensive optional features available under the B Series of the contract). The costs shown are the maximum (4.10%) and current (2.15%) GLWB rider fees, and the maximum average weighted Fund expense (0.94%) for the Growth model and the minimum average weighted Fund expense (0.86%) for the Conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	B Series with the spousal version of the Guardian Target 250 GLWB Rider with the GLWB Return of Premium Death Benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,519	$2,878	$4,325	$8,275
Conservative Model:	$1,511	$2,856	$4,291	$8,219
Current Rider Charge
Growth Model:	$1,310	$2,226	$3,199	$5,796
Conservative Model:	$1,303	$2,204	$3,163	$5,731
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$719	$2,228	$3,825	$8,275
Conservative Model:	$711	$2,206	$3,791	$8,219
Current Rider Charge
Growth Model:	$510	$1,576	$2,699	$5,796
Conservative Model:	$503	$1,554	$2,663	$5,731

Example 2 shows a B Series contract without any riders (which is the least expensive way to purchase the B Series of the contract) and maximum (1.35%) and minimum (0.39%) fees and expenses of the underlying Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	B Series contract without any riders and maximum and minimum underlying mutual Fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,124	$1,637	$2,171	$3,480
Minimum:	$1,023	$1,335	$1,668	$2,484
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$324	$987	$1,671	$3,480
Minimum:	$223	$685	$1,168	$2,484

EXPENSE TABLES	PROSPECTUS	7

These Examples do not reflect transfer fees or annuity taxes (which may range from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

L Series

Example 1 shows the L Series with a spousal version of the Guardian Target 250 Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider with the GLWB Return of Premium Death Benefit (which are the most expensive optional features available under the L Series of the contract). The costs shown are the maximum (4.10%) and current (2.15%) GLWB rider fees, and the maximum average weighted Fund expense (0.94%) for the Growth model and the minimum average weighted Fund expense (0.86%) for the Conservative model which are two of the allocation models available under the GLWB rider. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 1:	L Series with the spousal version of the Guardian Target 250 GLWB Rider with the GLWB Return of Premium Death Benefit and maximum and minimum allocation model expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$1,556	$2,982	$3,989	$8,542
Conservative Model:	$1,548	$2,961	$3,955	$8,488
Current Rider Charge
Growth Model:	$1,347	$2,333	$2,871	$6,105
Conservative Model:	$1,340	$2,311	$2,835	$6,042
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum Rider Charge
Growth Model:	$756	$2,332	$3,989	$8,542
Conservative Model:	$748	$2,311	$3,955	$8,488
Current Rider Charge
Growth Model:	$547	$1,683	$2,871	$6,105
Conservative Model:	$540	$1,661	$2,835	$6,042

Example 2 shows the L Series contract without any riders (which is the least expensive way to purchase the L Series of the contract) and maximum (1.35%) and minimum (0.39%) fees and expenses of the underlying Funds. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Example 2:	L Series contract without any riders and maximum and minimum underlying Fund expenses

	Years
	1	3	5	10
If you surrender your contract at the end of the applicable time period:
Maximum:	$1,161	$1,745	$1,849	$3,819
Minimum:	$1,060	$1,445	$1,354	$2,859
If you annuitize or you do not surrender your contract at the end of the applicable time period:
Maximum:	$361	$1,095	$1,849	$3,819
Minimum:	$260	$795	$1,354	$2,859

These Examples do not reflect transfer fees or annuity taxes (which may range from 0.50% up to 3.5%, depending on the jurisdiction).

Please remember that the Examples are an illustration and do not represent past or future expenses. Your actual expenses may be higher or lower than those shown. Similarly, your rate of return may be more or less than the 5% assumed in the Examples.

8	PROSPECTUS	EXPENSE TABLES

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc. (GIAC) is a stock life insurance company incorporated in the state of Delaware in 1970. GIAC, which issues the contracts offered by this prospectus, is licensed to conduct an insurance business in all 50 states of the United States and the District of Columbia. The company had total admitted assets (Statutory basis) of over $15.8 billion as of December 31, 2015. The financial statements of GIAC, as well as those for the Separate Account, appear in the Statement of Additional Information.

GIAC’s executive office is located at 7 Hanover Square, New York, New York 10004. The mailing address of the GIAC Customer Service Office, which administers these contracts, is P.O. Box 26210, Lehigh Valley, Pennsylvania 18002.

GIAC is wholly owned by The Guardian Life Insurance Company of America (Guardian Life), a mutual life insurance company organized in the State of New York in 1860. As of December 31, 2015, Guardian Life had total admitted assets (Statutory basis) in excess of $48.1 billion. Guardian Life does not issue the contracts offered by this prospectus and does not guarantee the benefits they provide.

EXPENSE TABLES	PROSPECTUS	9

BUYING A CONTRACT

Tax-Free ‘Section 1035’ Exchanges

You can generally exchange one annuity contract for another in a ‘tax-free exchange’ under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange another contract for the one described in this prospectus, you might have to pay a surrender charge and taxes, including a possible penalty tax, on your old contract, and there will be a new surrender charge period for this contract and other charges may be higher (or lower), and the benefits may be different. You should not exchange another contract for a contract offered by this prospectus unless you determine, after knowing all the facts, that the exchange is in your best interest and not just better for the person trying to sell you the contract (that person will generally earn a commission if you buy this contract through an exchange or otherwise).

THE PURCHASE PROCESS

If you would like to buy a contract, you must complete, sign, and forward the application form to us at the address set forth below. Alternatively, if permitted in your state, you may also initiate the purchase by using such other form or in such other manner as we find acceptable. You or your agent then must send any applicable paperwork, along with your initial premium payment, by regular U.S. mail to the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

If you wish to send your application or other paperwork and payment by certified, registered or express mail, please address it to:

Prior to June 5, 2016

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

3900 Burgess Place

Bethlehem, Pennsylvania 18017

On or after June 5, 2016

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

6255 Sterner’s Way

Bethlehem, Pennsylvania 18017

Our decision to accept or reject your proposed purchase is based on administrative rules such as whether you have completed the form completely and accurately or otherwise supplied us with sufficient information for us to accept the proposed purchase. We will not issue a contract if the owner or the Annuitant is over 85 years of age, without our prior approval. We have the right to reject any application, proposed purchase or initial premium payment for any reason.

If we accept your purchase as received, we will credit your Net Premium payment to your new contract within two business days. If your purchase is not complete within five business days of our receiving your application or other applicable paperwork, we will return it to you along with your payment.

Although we do not anticipate delays in our receipt and processing of applications, premium payments or transaction requests, we may experience such delays to the extent that the selling broker or authorized registered representative (i) fails to forward the applications, premium payments and transaction requests to our Customer Service Office on a timely basis, or (ii) experiences delays in determining whether the contract is suitable for you. Any such delays will affect when your contract can be issued and your purchase payment applied.

10	PROSPECTUS	BUYING A CONTRACT

If you are considering purchasing a contract with the proceeds of another annuity or life insurance contract, it may not be advantageous to replace the existing contract by purchasing a contract offered by this prospectus. A variable annuity is not a short-term investment.

PAYMENTS

We require a minimum initial premium payment of $2,000 for qualified contracts and $5,000 for non-qualified contracts. Thereafter, the minimum additional payment is $100. However, if you purchase a contract through an employer payroll deduction plan, we may accept purchase payments below $100. We will not accept premium payments greater than $3,000,000 in the first contract year without prior permission from an authorized officer of GIAC. Maximum additional premium payments allowed, without prior permission of GIAC, are $500,000 per year after the first contract year up to the contract anniversary following the 85th birthday of the owner, or Annuitant if there is a non-natural owner, and $100,000 per year after that contract anniversary. GIAC will not accept an aggregate of premium payments greater than $3,000,000 over the life of the contract without prior permission from an authorized officer of GIAC. Minimum and maximum premium payments may be different if you select certain optional riders with your contract. Please refer to those rider sections in this prospectus for further information.

BUYING A CONTRACT	PROSPECTUS	11

THE ACCUMULATION PERIOD

Accumulation

Units

The value of Accumulation Units will vary as the value of investments rises and falls in the Variable Investment Options and also due to expenses and the deduction of certain charges.

HOW WE ALLOCATE YOUR PREMIUM PAYMENTS

After we receive your initial premium payment and issue a contract to you, we will credit subsequent Net Premium payments to your contract on the same day we receive them, provided we receive them in Good Order at our Customer Service Office before the close of a regular trading session of the New York Stock Exchange, generally 4:00 p.m. Eastern Time. (i.e., on a Valuation Date).

If the New York Stock Exchange closes before its regular closing time, we will credit a premium payment received after that close on the next Valuation Date. If required in your state or municipality, annuity taxes are deducted from your payment before we credit it to your contract. We call the amount remaining after this deduction the Net Premium payment.

If you cancel a premium payment or your premium payment is returned for insufficient funds, we reserve the right to reverse the transaction. You may also be responsible for any losses or fees imposed by your bank and losses that may be incurred as a result of any decline in the value of the investment options you had chosen.

We use your Net Premium payments to purchase Accumulation Units in the Variable Investment Options you have chosen or in the fixed-rate option, according to your instructions in the application or as later changed. The prices of Accumulation Units are set daily because they change along with the share values of the underlying Funds and also includes the daily portion of Separate Account Level Expenses applicable to your contract and any riders chosen. See the Separate Account Level Annual Expenses table under the Expense Tables section. The amount you pay for each unit will be the price calculated on the Valuation Date that we receive and accept your payment.

The value of Accumulation Units will vary as you earn interest in the fixed-rate option or as the value of investments rises and falls in the Variable Investment Options, as of the close of the New York Stock Exchange.

You can change your investment option selections or your allocation percentages by notifying us in writing. We will apply your new instructions to subsequent Net Premium payments after we receive and accept them at our Customer Service Office. Please remember that you cannot invest in more than 25 Variable Investment Options, or 24 Variable Investment Options and the fixed-rate option, at any given time.

AUTOMATED PURCHASE PAYMENTS

You may elect to participate in our automated payment program by authorizing your bank to deduct money from your checking account or savings account to make monthly purchase payments. We will debit your account on the 15th of each month or the next business day if the 15th is not a business day (or another day of the month that we choose after we notify you). You tell us the amount of the monthly purchase payment and specify the effective date on our authorization form. You may request to participate, change the amount of your purchase payments, change bank accounts or terminate the program at any time prior to the

12	PROSPECTUS	ACCUMULATION PERIOD

first of the month for your requested transaction to be processed for that month. For IRAs, the maximum monthly purchase payment is 1/12th of your allowable annual contribution. We may modify or terminate the automated payment program at any time, at our sole discretion.

THE SEPARATE ACCOUNT

GIAC has established a Separate Account, known as Separate Account R, to receive and invest your premium payments in the Variable Investment Options. The Separate Account has several investment divisions, 40 of which correspond to the 40 Funds available to you. The performance of each division is based on the Fund in which it invests.

The Separate Account was established by GIAC on March 12, 2003. It is registered as a unit investment trust under the Investment Company Act of 1940 (the 1940 Act) and meets the definition of a separate account under federal securities laws. We own all of the assets of the Separate Account. State insurance law provides that the assets of the Separate Account equal to its reserves and other liabilities are not chargeable with GIAC’s obligations except those under annuity contracts issued through the Separate Account. Income, gains and losses of the Separate Account are kept separate from other income, gains or losses of GIAC and other separate accounts.

Each investment division is administered and accounted for as part of the general business of GIAC. Under Delaware law, the income and capital gains or capital losses of each investment division, whether realized or unrealized, are credited to or charged against the assets held in that division according to the terms of each contract, without regard to other income, capital gains or capital losses of the other investment divisions or of GIAC. Contract guarantees, such as Annuity Payments, death benefits and payments made under the guaranteed lifetime withdrawal benefit rider, are guaranteed solely by the financial strength and claims-paying ability of GIAC. According to Delaware insurance law, the assets of the Separate Account are not chargeable with liabilities arising out of any other business GIAC may conduct. Please see Financial information: Federal tax matters.

We have the right to make changes to the Separate Account, to the investment divisions within it, and to the Fund shares they hold. We may make these changes for some or all contracts. These changes must be made in a manner that is consistent with laws and regulations, and when required by law, we will obtain your approval and/or the approval of any appropriate state or federal regulatory authority. We will use this right to serve your best interests and to carry out the purposes of the contract. Possible changes to the Separate Account and the investment divisions include:

•	deregistering the Separate Account under the 1940 Act,

•	operating the Separate Account as a management investment company, or in another permissible form,

•	creating new separate accounts,

ACCUMULATION PERIOD	PROSPECTUS	13

Variable

Investment

Options

You may choose to invest in a maximum of 25 of the Variable Investment Options or 24 of the Variable Investment Options and the fixed-rate option, if available, at any time.

•	combining two or more separate accounts or investment divisions,

•	transferring assets among investment divisions, or into another separate account, or into GIAC’s general account,

•	modifying the contracts where necessary to preserve the favorable tax treatment that owners of variable annuities currently receive under the Internal Revenue Code,

•	eliminating the shares of any of the Funds and substituting shares of another appropriate Fund (which may have different fees and expenses or may be available/closed to certain purchasers), and

•	adding, closing or removing investment divisions of the Separate Account for allocations of Net Premiums or transfers of Accumulation Value, or both, with respect to some or all contracts;

In addition, a Fund in which an investment division invests may terminate its agreement with us and discontinue offering its shares to that investment division.

VARIABLE INVESTMENT OPTIONS

You may choose to invest in a maximum of 25 of the Variable Investment Options or 24 of the Variable Investment Options and the fixed-rate option, if available, at any time. However, if you elect the Guaranteed Lifetime Withdrawal Benefit Rider, you must invest all of your premium payments and the contract Accumulation Value in one of the specified asset allocation models. See Other contract features: Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

Each underlying Fund is an open-end management investment company, registered with the Securities and Exchange Commission under the 1940 Act. The Funds have different investment objectives which influence their risk and return. The table below summarizes their main characteristics.

14	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
AB VPS Dynamic Asset Allocation Portfolio (Class B)	Maximize total return consistent with the Adviser’s determination of reasonable risk.	Invests in a mix of global equities, fixed income, opportunistic assets, currencies and cash to provide broad diversification in a single portfolio. Strategic allocation is 60% equities and 40% fixed income, but dynamic allocations can range from 0-80% in equities and 20-100% in fixed income.	AllianceBernstein, L.P. 1345 Avenue of the Americas New York, NY 10105
American Century VP Mid Cap Value Fund (Class II)	Long-term capital growth with income as a secondary objective.	The Fund invests at least 80% of its assets in medium size companies. The Fund considers medium size companies to include those whose market capitalization at the time of purchase is within the capitalization range of the Russell 3000® Index, excluding the largest 100 such companies. The portfolio managers intend to manage the Fund so that its weighted capitalization falls within the capitalization range of the members of the Russell Midcap® Index.	American Century Investment Management, Inc. 4500 Main Street Kansas City, MO 64111
BlackRock Capital Appreciation V.I. Fund (Class III)	Seeks long-term growth of capital.	The Fund tries to achieve its investment objective by investing primarily in a diversified portfolio consisting primarily of common stock of U.S. companies that Fund management believes have shown above-average growth rates in earnings over the long-term.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
BlackRock Global Allocation V.I. Fund (Class III)	Seeks high total investment return.	Equity and debt securities, including money market securities and other short-term securities or instruments, of issuers located around the world.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
BlackRock Large Cap Core V.I. Fund (Class III)	Seeks high total investment return.	Under normal circumstances, the Fund invests at least 80% of its assets in a diversified portfolio of equity securities, primarily common stock of large cap companies located in the United States included at the time of purchase in the Russell 1000® Index.	BlackRock Advisors, LLC 100 Bellevue Parkway Wilmington, DE 19809
Columbia Variable Portfolio – Small Cap Value Fund (Class 2)	Long-term capital appreciation.

Under normal circumstances, the Fund invests at least 80% of its net assets (including the amount of any borrowings for investment purposes) in equity securities of companies that have market capitalizations in the range of the companies in the Russell 2000® Value Index at the time of purchase (between $13.55 million and $5.82 billion as of March 31, 2016), that the Fund’s investment manager believes are undervalued and have the potential for long-term growth. The market capitalization range and composition of the companies in the Index are subject to change. The Fund may invest up to 20% of its total assets in foreign securities. The Fund also may invest in real estate investment trusts.

The Fund may from time to time emphasize one or more economic sectors in selecting its investments, including the financial services sector.

Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110

ACCUMULATION PERIOD	PROSPECTUS	15

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Fidelity VIP Contrafund® Portfolio (Service Class 2)	The Fund seeks long-term capital appreciation.

•  Normally investing primarily in common stocks.

•  Investing in securities of companies whose value Fidelity Management & Research Company (FMR) believes is not fully recognized by the public.

•  Investing in domestic and foreign issuers.

•  Allocating the Fund’s assets across different market sectors (at present, consumer discretionary, consumer staples, energy, financials, health care, industrials, information technology, materials, telecom services, and utilities), using different Fidelity managers.

•  Investing in either “growth” stocks or “value” stocks or both.

•  Using fundamental analysis of factors such as each issuer’s financial condition and industry position, as well as market and economic conditions, to select investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	FMR Co., Inc. and other investment advisers serve as sub-advisers for the Fund. 245 Summer Street Boston, MA 02210
Fidelity VIP Government Money Market Portfolio (Service Class 2) (formerly known as Fidelity VIP Money Market Portfolio (Service Class 2))*	The Fund seeks as high a level of current income as is consistent with preservation of capital and liquidity.

Normally investing at least 99.5% of total assets in cash, U.S. government securities and/or repurchase agreements that are collateralized fully (i.e., collateralized by cash or government securities).

Investing in U.S. government securities issued by entities that are chartered or sponsored by Congress but whose securities are neither issued nor guaranteed by the U.S. Treasury.

Investing in compliance with industry-standard regulatory requirements for money market Funds for the quality, maturity, and diversification of investments.

			Fidelity Management & Research Company and its affiliates 245 Summer Street Boston, MA 02210	Fidelity Investments Money Management, Inc. and other investment advisers serve as sub-advisers for the Fund. One Spartan Way Merrimack, NH 03054
Franklin U.S. Government Securities VIP Fund (Class 2 Shares)	Seeks income.	Under normal market conditions, the Fund invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Templeton Foreign VIP Fund (Class 2 Shares)	Seeks long-term capital growth.	Under normal market conditions, the Fund normally invests at least 80% of its net assets in investments of issuers located outside of the U.S., including those of emerging markets.	Templeton Investment Counsel, LLC 300 S.E. 2nd Street Fort Lauderdale, FL 33301
Templeton Global Bond VIP Fund (Class 2 Shares)	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.	Under normal market conditions, the Fund invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc. One Franklin Parkway San Mateo, CA 94403
Invesco V.I. American Value Fund (Series II)	Above average total return over a market cycle of three to five years by investing in common stocks and other equity securities.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in securities of U.S. issuers and in derivatives and other instruments that have economic characteristics similar to such securities. The Fund deems an issuer to be a U.S. issuer if (i) its principal	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
*	There is no assurance that this Fund will be able to maintain a stable net asset value per share. In addition, during extended periods of low interest rates, and partly as a result of asset-based separate account charges, the yield on this investment account may become low and possibly negative.

16	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
securities trading market (i.e., a U.S. stock exchange, NASDAQ or over-the-counter markets) is in the U.S.; (ii) alone or on a consolidated basis it derives 50% or more of its annual revenue from goods produced, sales made or services performed in the U.S.; or (iii) it is organized under the laws of, or has a principal office in the U.S.
Invesco V.I. Comstock Fund (Series II Shares)	Seeks capital growth and income through investments in equity securities, including common stocks, preferred stocks and securities convertible into common and preferred stocks.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in common stocks and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Core Equity Fund (Series II)	Long-term growth of capital.	The portfolio management team seeks to construct a portfolio of issuers that have high or improving return on invested capital (ROIC), quality management, a strong competitive position and which are trading at compelling valuations. The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities and in derivatives and othe rinstruments that have economic characteristics similar to such securities and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. International Growth Fund (Series II)	Long-term growth of capital.	The Fund invests primarily in equity securities and depositary receipts of foreign issuers. The principal types of equity securities in which the Fund invests are common and preffered stock.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Mid Cap Core Equity Fund (Series II)	Long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of mid-capitalization companies and in derivatives and other instruments that have economic characteristics similar to such securities.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Invesco V.I. Small Cap Equity Fund (Series II)	Long-term growth of capital.	The Fund invests, under normal circumstances, at least 80% of its net assets (plus any borrowings for investment purposes) in equity securities of small-capitalization issuers. The principal type of equity security in which the Fund invests is common stock.	Invesco Advisers, Inc. 1555 Peachtree Street, N.E. Atlanta, GA 30309
Ivy Funds VIP Mid Cap Growth	To seek to provide growth of capital.	Ivy Funds VIP Mid Cap Growth seeks to achieve its objective by investing primarily in common stocks of mid capitalization companies that Waddell & Reed Investment Management Company (WRIMCO), the Portfolio’s investment manager, believes are high quality and/or offer above-average growth potential. Under normal circumstances, the Portfolio invests at least 80% of its net assets in the	Waddell & Reed Investment Management Company 6300 Lamar Avenue P.O. Box 29217 Shawnee Mission, KS 66201-9217

ACCUMULATION PERIOD	PROSPECTUS	17

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address

securities of mid capitalization companies, which, for purposes of this Portfolio, typically are companies with market capitalizations within the range of companies in the Russell Midcap® Growth Index at the time of acquisition.

In selecting securities for the Portfolio, WRIMCO primarily emphasizes a bottom-up (researching individual issuers) approach and focuses on companies it believes have the potential for strong growth, increasing profitability, attractive valuations and sound capital structures. WRIMCO may look at a number of factors in its consideration of a company, such as: new or innovative products or services; adaptive or creative management; strong financial and operational capabilities to sustain multi-year growth; stable and consistent revenue, earnings, and cash flow; strong balance sheet; market potential; and profit potential.

MFS® Blended Research® Core Equity Portfolio (Service Class)	Seeks capital appreciation.	Normally invests at least 80% of its net assets in equity securities. Primarily invests in companies with large capitalizations, but may invest in companies of any size. Investments are selected primarily based on blending fundamental and quantitative research.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® New Discovery Series (Service Class)	Seeks capital appreciation.	Focuses on investing in the stocks of companies MFS believes to have above average earnings growth potential compared to other companies (growth companies). Primarily invests in companies with small capitalizations, but may invest in companies of any size.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Technology Portfolio (Service Class)	Seeks capital appreciation.	Normally invests at least 80% of the Fund’s net assets in securities of issuers principally engaged in offering, using or developing products, processes, or services that will provide or will benefit significantly from technological advances and improvements. These issuers are in such fields as computer systems and software, networking and telecommunications, internet, business services, and electronics. The Fund may invest in companies of any size. MFS normally invests the Fund’s assets primarily in U.S. and foreign equity securities, including emerging market equity securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
MFS® Total Return Bond Series (Service Class)	Seeks total return with an emphasis on current income, but also considering capital appreciation.	Normally invests at least 80% of its net assets in debt instruments. Debt instruments include corporate bonds, U.S. Government securities, asset-backed securities, municipal instruments, foreign government securities, and other obligations to repay money borrowed. Invests primarily in investment grade quality debt instruments, but may also invest in below investment grade quality debt instruments.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199

18	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
MFS® Utilities Series (Service Class)	Seeks total return.	Normally invests at least 80% of the Fund’s net assets in securities of issuers in the utilities industry. MFS primarily invests the Fund’s assets in equity securities, but may also invest in debt instruments, including below investment grade quality debt instruments. MFS invests the Fund’s assets in U.S. and foreign securities, including emerging market securities.	Massachusetts Financial Services Company 111 Huntington Avenue Boston, MA 02199
Oppenheimer Global Strategic Income Fund/VA (Service Class)	The Fund seeks total return.	Under normal market conditions, invests at least 80% of its net assets (including any borrowings for investment purposes) in debt securities. Invests mainly in debt securities of issuers in three market sectors: foreign governments and companies, U.S. government securities and lower-grade high yield securities of U.S. and foreign companies (commonly called “junk bonds.”)	OFI Global Asset Management, Inc. Two World Financial Center 225 Liberty Street 11th Floor New York, NY 10281-1008
Oppenheimer Main Street Small Cap Fund®/VA (Service Class)	The Fund seeks capital appreciation.	Under normal market conditions, the Fund will invest at least 80% of its net assets, including any borrowings for investment purposes, in securities of “small-cap” companies. A company’s “market capitalization” is the value of its outstanding common stock. The Fund considers small-cap companies to be those having a market capitalization in the range of the Russell 2000® Index.	OFI Global Asset Management, Inc. Two World Financial Center 225 Liberty Street 11th Floor New York, NY 10281-1008
PIMCO Total Return Portfolio (Advisor Class)	Maximum total return, consistent with preservation of capital and prudent investment management.	Under normal circumstances at least 65% of its total assets are invested in a diversified portfolio of Fixed Income Instruments of varying maturities, which may be represented by forwards or derivatives such as options, futures contracts, or swap agreements.	PIMCO 650 Newport Center Drive Newport Beach, CA 92660
Pioneer Bond VCT Portfolio (Class II)	Current Income.	Invests primarily in an investment-grade portfolio, consistent with capital preservation and prudent investment risk.	Pioneer Investment Management, Inc. 60 State Street Boston, MA 02109
Pioneer Equity Income VCT Portfolio (Class II)	Current income and long-term growth of capital.	The Fund seeks current income and long term capital growth primarily through income producing equity securities of U.S. corporations.	Pioneer Investment Management, Inc. 60 State Street Boston, MA 02109
Putnam VT Equity Income Fund (Class IB)	Capital growth and current income.	The Fund invests mainly in common stocks of midsize and large U.S. companies, with a focus on value stocks that offer the potential for capital growth, current income, or both. Value stocks are issued by companies that the Fund believes are currently undervalued by the market. If the Fund is correct and other investors ultimately recognize the value of the company, the price of its stock may rise. The Fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.	Putnam Investment Management, LLC. One Post Office Square Boston, MA 02109	Putnam Investments Limited Cassini House 57 – 59 St James’s Street London, England, SW1A 1LD

ACCUMULATION PERIOD	PROSPECTUS	19

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
Putnam VT Investors Fund (Class IB)	Long-term growth of capital and any increased income that results from this growth.	The Fund invests mainly in common stocks (growth or value stocks or both) of large U.S. companies that the Fund believes have favorable investment potential. For example, the Fund may purchase stocks of companies with stock prices that reflect a value lower than that which the Fund places on the company. The Fund may also consider other factors the Fund believes will cause the stock price to rise. The Fund may consider, among other factors, a company’s valuation, financial strength, growth potential, competitive position in its industry, projected future earnings, cash flows and dividends when deciding whether to buy or sell investments.	Putnam Investment Management, LLC. One Post Office Square Boston, MA 02109	Putnam Investments Limited Cassini House 57 – 59 St James’s Street London, England, SW1A 1LD
RS Emerging Markets VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets insecurities of “emerging market companies.” The Fund defines an “emerging market company” as one that is organized under the laws of, or has its principal office in, an emerging markets country; derives 50% or more of its revenue from goods produced, services performed, or sales made in emerging market countries; or for which the principal securities market is located in an emerging market country.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104
RS High Yield VIP Series	To seek current income. Capital appreciation is a secondary objective.	Normally invests at least 80% of its net assets in debt securities and other investments that, at the time of purchase, are rated below investment grade.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS International VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in common stocks and convertible securities issued by (i) companies organized, domiciled, or with a principal office outside of the United States, (ii) companies which primarily trade in a market located outside of the United States, or (iii) companies which do a substantial amount of business outside of the United States, which the investment team considers to be companies that derive at least 50% of their revenue or profits from business outside the United States or have at least 50% of their sales or assets outside the United States. The Fund does not usually focus its investments in a particular industry or country.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104
RS Investment Quality Bond VIP Series	To seek a high level of current income and capital appreciation without undue risk to principal.	Normally invests at least 80% of its net assets in Investment-grade debt securities, including corporate bonds, mortgage-backed and asset-backed securities, zero-coupon bonds, loans, and obligations of the U.S. government and its agencies and instrumentalities.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS Large Cap Alpha VIP Series	Long-term capital appreciation.	Normally invests at least 80% of its net assets in large-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) between $5 billion and the market capitalization of the largest company included in the Russell 1000® Index on the last day of the most recent quarter.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104

20	PROSPECTUS	ACCUMULATION PERIOD

Fund Name	Investment Objectives	Typical Investments	Investment Advisor and Principal Business Address	Subadvisor and Principal Business Address
RS Low Duration Bond VIP Series	A high level of current income consistent with preservation of capital.	Normally invests at least 80% of its net assets in debt securities, including corporate bonds, mortgage-backed and asset-backed securities, loans, and obligations of the U.S. government and its agencies.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS S&P 500 Index VIP Series	To track the investment performance of the Standard & Poor’s 500 Composite Stock Price Index (“S&P 500”), which emphasizes securities issued by large U.S. companies.	Normally invests at least 95% of its net assets in stocks of companies included in the S&P 500 Index.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104	Park Avenue Institutional Advisers LLC 7 Hanover Square New York, NY 10004
RS Small Cap Growth Equity VIP Series	Long-term capital growth.	Normally invests at least 80% of its net assets in equity securities of small-capitalization companies, which the investment team defines as those with market capitalizations (at the time of purchase) of either up to $3 billion or 120% of the market capitalization of the largest company included in the Russell 2000® Index on the last day of the most recent quarter, whichever is greater.	RS Investment Management Co. LLC One Bush Street, Suite 900 San Francisco, CA 94104
T. Rowe Price Blue Chip Growth Portfolio (Class II)	Fund seeks long term capital growth. Income is a secondary objective.	The Fund will normally invest at least 80% of its net assets (including any borrowings for investment purposes) in the common stocks of large- and medium-sized blue chip growth companies.	T. Rowe Price Associates, Inc. 100 E. Pratt St. Baltimore, MD 21202
Western Asset Core Plus VIT Portfolio (Class II)	To maximize total return, consistent with prudent investment management and liquidity needs, by investing to obtain an average duration within 30% of the average duration of the domestic bond market as a whole.

The Fund invests in a portfolio of fixed income securities of various maturities and, under normal market conditions, will invest at least 80% of its net assets in debt and fixed income securities. Although the Fund may invest in securities of any maturity, the Fund will normally maintain a dollar-weighted average effective duration within 30% of the average duration of the domestic bond market as a whole as estimated by the Fund’s subadvisers (generally, this range is 2.5 – 7 years). The Fund may invest up to 20% of its total assets in non-U.S. dollar denominated securities. Up to 20% of the Fund’s net assets may be invested in debt securities that are not rated in the Baa or BBB categories or above at the time of purchase.

The Fund may invest up to 25% of its total assets in the securities of non-U.S. issuers. The Fund may also enter into various exchange-traded and over-the-counter derivative transactions for both hedging and non-hedging purposes, including for purposes of enhancing returns.

Legg Mason Partners Fund Advisor, LLC 620 8th Avenue New York, NY 10018

Western Asset Management Company

385 East Colorado Boulevard

Pasadena, CA 91101

Western Asset Management Company Limited

10 Exchange Square

Primrose Street

London EC2A 2EN

Western Asset Management Company Ltd.

36F Shin-Marunouchi Building

5-1 Marunouchi 1-Chome Chiyoda-Ku

Tokyo 100-6536, Japan

Western Asset Management Company Pte Ltd.

1 George Street #23-01

Singapore 049145

ACCUMULATION PERIOD	PROSPECTUS	21

Some of these Funds are available under other separate accounts supporting variable annuity contracts and variable life insurance policies of GIAC and other companies. We do not anticipate any inherent conflicts with these arrangements. However, it is possible that conflicts of interest may arise in connection with the use of the same Funds under both variable life insurance policies and variable annuity contracts, or under variable contracts that are issued by different companies. While the Board of Directors of each Fund monitors activities in an effort to avoid or correct any material irreconcilable conflicts of interest arising out of this arrangement, we may also take actions to protect the interests of our contract owners. See the accompanying Fund prospectuses for more information about possible conflicts of interest.

Currently all investment advisors (or their affiliates) pay us compensation every year for administration or other expenses ranging from 0.10% to 0.25% of the average daily net assets that are invested in the Variable Investment Options available through the Separate Account. We also receive 12b-1 fees from all Funds, except RS Investments and the Pioneer Bond VCT Portfolio. Currently, the amount of 12b-1 fees are 0.25%. These payments may be derived, in whole or in part, from the advisory fee or 12b-1 fee deducted from Fund assets. Contract owners, through their indirect investment in the Funds, bear the costs of these administration and 12b-1 fees. The amount of these payments may be substantial. We may use these payments for any corporate purpose, including payment of expenses that we and/or our affiliates incur in promoting, marketing, and administering the contracts, and that we incur, in our role as an intermediary, in promoting, marketing and administering the Funds. We may profit from these payments.

For information about the compensation we pay for sales of the contracts, see Your rights and responsibilities: Distribution of the contract.

SELECTION OF FUNDS

The Funds offered through this product were selected by GIAC based on various factors, including but not limited to asset class coverage, the strength of the advisor’s or sub-advisor’s reputation and tenure, brand recognition, investment performance, and the capability and qualification of each investment firm. Another factor that we may consider is whether the Fund or its advisor or other service providers provide any revenue to us and the amount of any such revenue (discussed above). In addition, we may include certain Funds, such as the RS Funds, because they are managed or advised by one of our affiliates. We may also consider whether and to what extent a Fund’s advisor or an affiliate distribute or provide marketing support for the contracts. We review the Funds periodically and may remove a Fund or limit its availability to new premium payments and/or incoming transfers of Accumulation Value if we determine that the Fund no longer meets one or more of the selection criteria, and/or the Fund has not attracted significant allocations from Contract owners.

You are responsible for choosing your investment options and the amounts allocated to each, or the asset allocation model (if you purchase a guaranteed lifetime withdrawal benefit rider – see Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider), that are appropriate for your individual circumstances and your investment goals, financial situation, and risk tolerance. Because investment risk is borne by you, decisions regarding investment allocations should be carefully considered. We encourage you to thoroughly investigate all of the information regarding the Funds that is available to you, including a Fund’s prospectus, statement of additional information, and annual and semi-annual shareholder reports. Other sources such as a Fund’s website or newspapers and financial and other magazines may provide more current information, including information about any regulatory actions or investigations relating to the Funds. After you select investment options for your initial premium payment, you should monitor and periodically re-evaluate your allocations to determine if they are still appropriate.

You bear the risk of any decline in the value of your contract resulting from the investment performance of the Funds you have chosen.

We do not recommend or endorse any particular Fund and we do not provide investment advice.

22	PROSPECTUS	ACCUMULATION PERIOD

ADDITION, DELETION, OR SUBSTITUTION OF FUNDS

We do not guarantee that each Fund will always be available for investment through a contract. We reserve the right, subject to compliance with applicable law, to add new Funds or Fund classes, close existing Funds or Fund classes, or substitute Fund shares that are held by any investment division of the Separate Account for shares of a different Fund. New or substitute Funds may have different fees and expenses and their availability may be limited to certain classes of purchasers. We will not add, delete or substitute any shares attributable to your interest in a division of the Separate Account without notice to you and prior approval of the SEC, to the extent required by the 1940 Act or other applicable law. We may also decide to purchase for the Separate Account securities from other Funds. We reserve the right to transfer Separate Account assets to another separate account that we determine to be associated with the class of contracts to which this contract belongs.

FIXED-RATE OPTION (NOT AVAILABLE IN NEW YORK)

You can elect to invest up to a maximum of 25% of your Net Premium payments in the fixed-rate option that may be available as an investment option under your contract. The fixed-rate option is not registered as a security under the Securities Act of 1933 or as an investment company under the 1940 Act, and is therefore not subject to the provisions or restrictions of these Acts. However, the following disclosure about the fixed-rate option is subject to certain generally applicable provisions of the federal securities laws regarding the accuracy and completeness of statements made in prospectuses.

In the fixed-rate option, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of no less than 1% and no greater than 3%. On each contract anniversary, GIAC resets the minimum annual rate and the new rate remains in effect until the next contract anniversary. See Transfers. To obtain the current interest rate please contact our Customer Service Office at 1-800-221-3252. The value of your Net Premiums invested in the fixed-rate option does not vary with the investment experience of any Fund. Allocations to the fixed-rate option become part of GIAC’s general account assets. As a result, the strength of our interest rate guarantee is based on the overall financial strength of GIAC. If GIAC suffered a material financial setback, the ability of GIAC to meet its financial obligations could be affected.

At certain times we may choose to pay interest at a rate higher than the minimum annual rate specified in your contract, but we are not obliged to do so. Higher interest rates are determined at our discretion, and we can change them prospectively without notice. We do not use a specific formula to determine interest rates; rather we consider such factors as general economic trends, current rates of return on our general account investments, regulatory and tax requirements, and competitive factors. The rate of interest we pay has not been limited by our Board of Directors.

There are significant limits on your right to transfer Accumulation Value from the fixed-rate option. Due to these limitations, if you want to transfer all of your Accumulation Value from the fixed-rate option to one or more Variable Investment Options, it may take several years to do so. You should carefully consider whether the fixed-rate option meets your investment needs. See “The Accumulation Period: Transfers”.

WHEN YOU BUY A CONTRACT, PLEASE NOTE:

•	You can choose up to 25 Variable Investment Options or 24 Variable Investment Options and the fixed-rate option at any one time.

•	There are no initial sales charges on your premium payments.

•	All of the dividends and capital gains distributions that are payable to Variable Investment Options are reinvested in shares of the applicable Fund at the current net asset value.

•	When the annuity period of the contract begins, we will apply your Accumulation Value to a payment option in order to make Annuity Payments to you.

•

You can arrange to transfer your investments among the options or change your future allocations by notifying us in writing, electronically or by telephone at our Customer Service Office. Currently, no fee is charged for this, but we reserve the right to charge a fee, to limit the number of transactions or otherwise restrict transfer privileges. Please see the Transfers section for more information on fees and restrictions on transfers.

•	You can change beneficiaries as long as the owner is living.

ACCUMULATION PERIOD	PROSPECTUS	23

Transfers

You can transfer money among Variable Investment Options before the date Annuity Payments begin and you can transfer money among Variable Investment Options after payments begin if you elect a variable annuity payout option.

Personal security

When you call us, we will require identification of your contract as well as your personal security code. We may accept transfer instructions or changes to future allocation instructions from anyone who can provide us with this information. Neither GIAC, Park Avenue Securities LLC, nor the Funds will be liable for any loss, damage, cost or expense resulting from a telephonic or electronic request that we reasonably believe to be genuine. As a result, you assume the risk of unauthorized or fraudulent telephonic or electronic transactions. We may record telephone conversations without disclosure to the caller. See Telephonic and electronic services.

Here are some of the important conditions that apply when we pay interest on your investments in the fixed-rate option:

•	The initial interest rate that we credit to your premium payments or transfers will be whatever rate is in effect on the date the amounts are allocated to the fixed-rate option.

•	This interest rate will continue until the next Contract Anniversary Date.

•

At that time, all Net Premiums allocated to the fixed-rate option during the previous year, together with interest earned, will be credited with the rate of interest in effect on the renewal date, known as the renewal rate.

•	The renewal rate will be guaranteed until the next Contract Anniversary Date.

The fixed-rate option may not be available in your state. It is not available in New York. We reserve the right to discontinue this option at any time. We also reserve the right to suspend, discontinue or otherwise restrict the availability of the fixed-rate option for additional payments and/or transfers under existing contracts.

TRANSFERS

Subject to certain restrictions, you can transfer money among Variable Investment Options or change your future allocation percentages both before and after the date Annuity Payments begin. You can also transfer from the fixed-rate option, but only before the date Annuity Payments begin. Transfers are subject to certain conditions, which are described below.

If you are considering a transfer or change in your allocations, be sure to look into each option carefully and make sure your decisions will help you to achieve your long-term investment goals.

During the Accumulation Period and up to 30 days before the date Annuity Payments are scheduled to begin, you can transfer all or part of your Accumulation Value among the Variable Investment Options and the fixed-rate option. These transfers are subject to the following rules:

•	We reserve the right to limit the frequency of transfers to not more than once every 30 days.

•

We reserve the right to impose a maximum fee of $25 per transfer, if you make more than twelve transfers within a contract year. You will be notified if the fee will be charged and will be able to terminate or opt out of the transfer.

•

We permit transfers from the fixed-rate option to any variable investment option only once each contract year, during the 30 days beginning on the Contract Anniversary Date. There is an exception for the dollar cost averaging feature. Amounts that have been in the fixed-rate option longest will be transferred out first.

•

No transfer into the fixed-rate option can be effected if, immediately subsequent to such transfer, the allocation to the fixed rate option would be greater than 25% of the contract’s Accumulation Value on the immediately prior Valuation Date.

24	PROSPECTUS	ACCUMULATION PERIOD

•	The maximum yearly transfer from the fixed-rate option is the greater of the following:

–	50% of the amount in the fixed-rate option as of the last contract anniversary, or
–	the amount equal to the largest transfer made during the previous contract year out of the fixed-rate option for your contract.

GIAC will not exercise the rights reserved by it to impose additional restrictions on transfers with respect solely to transfers out of the subaccount that invests in the Putnam VT Investors Fund through the close of business on May 30, 2016 pursuant to a substitution order issued by the Securities and Exchange Commission on February 10, 2016 (File No. 812-14449).

Due to these limitations, if you want to transfer all of your Accumulation Value from the fixed-rate option to one or more Variable Investment Options, it may take several years to do so.

•

Each transfer involving the Variable Investment Options will be based on the Accumulation Unit value that is next calculated after we have received transfer instructions from you, in Good Order, at our Customer Service Office.

•

If you have selected the GLWB rider, your transfers are limited to moving 100% of the contract accumulation value from one allocation model to another allocation model. See Other contract features: Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider.

You must clearly specify in your transfer request the amount to be transferred and the names of the investment options that are affected. We will implement a transfer or changes to your allocations upon receiving your written, telephone or electronic instructions in Good Order at our Customer Service Office. If we receive your transfer request on a business day before the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, you will receive that day’s unit values. If we receive your request on a business day after 4:00 p.m., you will receive the next day’s unit values.

After the date Annuity Payments begin, if you have a variable annuity payout option you can transfer all or part of the value of your annuity among the Variable Investment Options only once each month. We must receive transfer instructions in Good Order at least 15 days before the due date of the first variable annuity payment to which the transfer will apply. No fixed-rate option transfers are permitted.

FREQUENT TRANSFERS AMONG THE VARIABLE INVESTMENT OPTIONS

Frequent or unusually large transfers may dilute the value of the underlying Fund shares if the trading takes advantage of any lag between a change in the value of an underlying Fund’s portfolio securities and the reflection of that change in the underlying Fund’s share price. This strategy, sometimes referred to as “market timing,” involves an attempt

ACCUMULATION PERIOD	PROSPECTUS	25

to buy shares of an underlying Fund at a price that does not reflect the current market value of the portfolio securities of the underlying Fund, and then to realize a profit when the shares are sold the next business day or thereafter. In addition, frequent transfers may increase brokerage and administrative costs of the underlying Fund, and may disrupt an underlying Fund’s portfolio management strategy, requiring it to maintain a relatively higher cash position and possibly resulting in lost opportunity costs and forced liquidations of securities held by the Fund.

GIAC endeavors to protect long-term contract owners by maintaining policies and procedures to discourage frequent transfers among investment options under the contracts, and has no arrangements in place to permit any contract owner to engage in frequent transfer activity. This contract is not designed for use by individuals or other entities that engage in “market timing” or other types of frequent trading, unusually large transfers, short-term trading, or programmed transfers. If you wish to engage in such strategies, do not purchase this contract.

Deterrence. If we determine that you are engaging in frequent transfer activity among investment options, we may, without prior notice, limit, modify, restrict, suspend or eliminate your right to make transfers or allocation changes. We monitor for frequent transfer activity among the Variable Investment Options based upon established parameters that are applied consistently to all contract owners. Such parameters may include, without limitation, the length of the holding period between transfers, the number of transfers in a specified period, the dollar amount of transfers, and/or any combination of the foregoing. We do not apply our policies and procedures to discourage frequent transfers to dollar cost averaging programs or any asset rebalancing programs.

If transfer activity violates our established parameters, we will apply restrictions that we reasonably believe will prevent any harm to other contract owners and persons with material rights under a contract. This may include applying the restrictions to any contracts that we believe are related (e.g., two contracts with the same owner or owned by spouses or by different partnerships or corporations that are under common control). We also may restrict the transfer privileges of others acting on your behalf, including your registered representative or an asset allocation or investment advisory service. Please note: If you engage a third party investment advisor for asset allocation services, then you may be subject to transfer restrictions because of the actions of your investment advisor in providing those services. The restriction that we currently apply is to limit the number of transfers to not more than once every 30 days. We may change this restriction at any time and without prior notice. We will not grant waivers or make exceptions to, or enter into special arrangements with, any contract owners who violate these parameters. If we impose any restrictions on your transfer activity, we will notify you in writing. Restrictions that we may impose, subject to certain contract provisions that are required and approved by state insurance departments, include, without limitation:

•	requiring you to make your transfer requests in writing through the U.S. Postal Service, or otherwise restricting electronic or telephone transaction privileges;

26	PROSPECTUS	ACCUMULATION PERIOD

You should be aware that we have entered into a written agreement with each Fund or its principal underwriter that obligates us to provide the Fund, promptly upon request, certain information about the trading activity of individual contract owners, and to execute instructions from the Fund to restrict or prohibit further premium payments or transfers by specific contract owners who have been identified by the Fund as having engaged in transactions that violate the disruptive trading policies established for that Fund.

•	refusing to act on instructions of an agent acting under a power of attorney on your behalf;

•	refusing or otherwise restricting any transaction request that we believe alone, or with a group of transaction requests, may have a harmful effect;

•	impose a holding period between transfers; or

•	implementing and imposing on you any redemption fee imposed by an underlying Fund.

We currently do not impose redemption fees on transfers or expressly limit the number or frequency of transfers. Redemption fees, transfer limits, and other procedures may be more or less successful than ours in deterring or preventing harmful transfer activity. In the future, some underlying Funds may begin imposing redemption fees on short-term trading (i.e., redemptions of Fund shares within a certain number of business days after purchase). We reserve the right to administer and collect any such redemption fees on behalf of the Funds.

Please note that the limits and restrictions described here are subject to GIAC’s ability to monitor transfer activity. Our ability to detect harmful transfer activity may be limited by operational and technological systems, as well as by our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. As a result, despite our efforts to prevent frequent transfers, there is no assurance that we will be able to detect and/or to deter frequent transfers.

We may revise our policies and procedures in our sole discretion, at any time and without prior notice, as we deem necessary or appropriate to better detect and deter harmful trading activity, or to comply with state or federal regulatory requirements, or to impose additional or alternative restrictions on contract owners engaging in frequent transfers. In addition, our orders to purchase shares of the Funds are generally subject to acceptance by the Fund, and in some cases a Fund may reject or reverse our purchase order. Therefore, we reserve the right to reject any contract owners’ transfer request if our order to purchase shares of the Fund is not accepted by, or is reversed by, an applicable Fund.

Underlying Fund Frequent Trading Policies. The underlying Funds may have adopted their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. The prospectuses for the underlying Funds should describe any such policies and procedures. The frequent trading policies and procedures of an underlying Fund may be different, and more or less restrictive, than the frequent trading policies and procedures of other underlying Funds and the policies and procedures we have adopted to discourage frequent transfers. For instance, an underlying Fund may impose a redemption fee. Contract owners should be aware that we may not have the contractual obligation or the operational capacity to monitor contract owners’ transfer requests and apply the frequent trading policies and procedures of the respective underlying Funds that would be affected by

ACCUMULATION PERIOD	PROSPECTUS	27

Surrenders and

withdrawals

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Your ability to withdraw or surrender may be limited by the terms of your qualified plan, if applicable.

the transfers. For example, underlying Funds may implement policies and procedures for monitoring frequent trading activity that are unique to a particular Fund. Because of the number of underlying Funds that we offer under our variable annuity contracts, it may not be possible for us to implement these disparate policies and procedures. Accordingly, you should assume that the sole protection you may have against potential harm from frequent transfers is the protection, if any, provided by the policies and procedures we have adopted at the contract level to discourage frequent transfers.

Omnibus Orders. You should note that other insurance companies and retirement plans also invest in the underlying Funds and that those companies or plans may or may not have their own policies and procedures on frequent transfers. You should also know that the purchase and redemption orders received by the underlying Funds generally are “omnibus” orders from intermediaries such as retirement plans or separate accounts Funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and/or individual owners of variable insurance and/or annuity contracts. The omnibus nature of these orders may limit the underlying Funds’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Funds will not be harmed by transfer activity relating to the retirement plans and/or other insurance companies that invest in the underlying Funds. If the policies and procedures of other insurance companies or retirement plans fail to successfully discourage frequent transfer activity, it may affect the value of your investment in the Fund. In addition, if an underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from contract owners engaged in frequent transfer activity, the underlying Fund may reject the entire omnibus order and thereby interfere with GIAC’s ability to satisfy your request even if you have not made frequent transfers. For transfers into more than one investment option, we may reject or reverse the entire transfer request if any part of it is not accepted by or is reversed by an underlying Fund.

SURRENDERS AND WITHDRAWALS

During the Accumulation Period and while all contract owners are living, you can redeem your contract in whole. This is known as surrendering the contract. If you redeem part of the contract, it’s called a withdrawal. During the annuity period, unless you selected annuity payout Option V-4, F-4 or F-5, we will not accept requests for surrenders or withdrawals after the date Annuity Payments begin. See The annuity period:

Variable annuity payout options.

Your requests for surrenders and withdrawals must be received in Good Order at our Customer Service Office. If you wish to surrender your contract, you must send us the contract or we will not process the request. If you have lost the contract, we will require an acceptable affidavit of loss.

28	PROSPECTUS	ACCUMULATION PERIOD

To process a withdrawal, we will redeem enough Accumulation Units to equal the dollar value of your request. When you surrender your contract, we redeem all the units. For both transactions we use the unit value next calculated after we receive a proper request from you at our Customer Service Office. We will deduct any applicable contract charges, contingent deferred sales charges (surrender charges) and annuity taxes from the proceeds of a surrender. In the case of a withdrawal, we will cash additional units to cover these charges unless you instruct us to do otherwise. See Financial information: Contract costs and expenses: Contingent deferred sales charge (surrender charge). To effect your request, we will cash Accumulation Units in the following order:

•	all Accumulation Units attributable to the Variable Investment Options; this will be done on a pro-rata basis unless you instruct us differently, then

•	all Accumulation Units attributable to the fixed-rate option.

For contracts without a GLWB rider, a withdrawal will only be permitted if immediately after the withdrawal the contract surrender value is greater than zero. If the Accumulation Value is less than $2000 after the withdrawal, then GIAC reserves the right to terminate the contract, subject to any applicable contingent deferred sales charge (surrender charge) for a surrender.

Surrenders and withdrawals are subject to tax, and may be subject to penalty taxes and mandatory federal income tax withholding. Withdrawals reduce your Accumulation Value and your death benefit, and may reduce the value of any guarantees provided by optional benefit riders. Your ability to withdraw or surrender may be limited by the terms of a qualified plan.

Free Withdrawal Amount. Each contract year, you are allowed to make an annual withdrawal from the contract, without paying a contingent deferred sales charge (surrender charge) at the time of the withdrawal, of an amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot be taken as free amounts in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Calculating the Contingent Deferred Sales Charge (surrender charge) for a Withdrawal. For the purpose of calculating the contingent deferred sales charge (surrender charge) and to minimize the applicable contingent deferred sales charge (surrender charge), we assume that any amount withdrawn during a contract year will be withdrawn in the following order:

•

from earnings, which, on any Valuation Date equals the Accumulation Value on that date, less the total Net Premiums that have not been previously withdrawn. Note, however: Any amounts withdrawn as part of the Free Withdrawal Amount will not reduce the total Net Premiums in the calculation of earnings;

ACCUMULATION PERIOD	PROSPECTUS	29

•	from Net Premiums that are no longer subject to a contingent deferred sales charge (surrender charge);

•	from the Free Withdrawal Amount; and

•	from Chargeable Premiums on a first-in-first-out basis (i.e., the oldest Chargeable Premium will be withdrawn first).

Calculating the Contingent Deferred Sales Charge (surrender charge) for a Surrender. If you surrender the contract, the contingent deferred sales charge (surrender charge) is equal to the contingent deferred sales charge (surrender charge) percentage applicable to each Chargeable Premium multiplied by that Chargeable Premium.

Please note:

•

If you surrender the contract and Chargeable Premiums exceed Accumulation Value, then we will calculate the contingent deferred sales charge (surrender charge) based on the full amount of Chargeable Premiums.

•

If the contract has been continued under spousal continuation or is a contract that has been issued pursuant to an internal 1035 exchange of certain contracts, then all Net Premiums made before spousal continuation or the internal 1035 exchange will be treated as not subject to a contingent deferred sales charge (surrender charge) and will be withdrawn first, followed by any premium payments made after spousal continuation.

Systematic Withdrawals. You may request a schedule of systematic withdrawals. Under such a program, you may elect to receive withdrawal proceeds on a monthly, quarterly, semi-annual or annual basis. Redemptions from the contract will be effective the date selected. If the effective date falls on a non-business day, the withdrawal will process the following business day. Withdrawals under this program are not the same as Annuity Payments you would receive from a payout option. Your contract value will be reduced by the amount of any withdrawals, applicable contract charges, contingent deferred sales charges (surrender charges) and annuity taxes. Such systematic withdrawals may be used to satisfy special tax rules related to substantially equal periodic payments or other needs you may have. We are not responsible for the accuracy of the calculations for distributed amounts or compliance with tax provisions. Please see Financial information: Federal tax matters.

If we receive your surrender or withdrawal request in Good Order at our Customer Service Office before the end of a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of that Valuation Date. If we receive your surrender or withdrawal request in Good Order at our Customer Service Office at or after the end of a Valuation Date or on a day that is not a Valuation Date, then we will process your request based on Accumulation Unit values determined at the end of the next Valuation Date. We will send you your payment within seven days of receiving a request from you in Good Order at our Customer Service Office. Please see Managing your annuity: Payments

If you have a question about surrenders or withdrawals, please call us toll free at 1-800-221-3253.

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Programs to build

your annuity

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing.

Assigning contract interests

If the contract is a qualified contract, the contract owner’s interest in the contract cannot be assigned. Assigned contract interests may be treated as a taxable distribution to the contract owner. See Financial information: Federal tax matters for more information.

Inactive Contracts

We may cancel the contract and pay the owner the Accumulation Value in one sum, if, before the Annuity Commencement Date:

•	no premium payments are made for 2 consecutive years;

•	the Accumulation Value on or after the end of such 2 year period is less than $2,000;
•	the total amount of premium payments made, less any withdrawals, is less than $2,000; and

•

we notified you in writing that this contract is inactive and subject to termination and, 6 months after the date of such notice, you have not made any premium payments to bring either your total premium payments less withdrawals or your Accumulation Value to $2,000.

The proceeds paid to an owner may be subject to any applicable contract charges, contingent deferred sales charges (surrender charges) and annuity taxes. Please see Financial information: Federal tax matters.

Every state has “escheatment” or unclaimed property laws which generally declare contracts to be abandoned after a period of inactivity of three to five years from the contract’s Annuity Commencement Date or the date the death benefit is due and payable. Such contracts will be surrendered and paid to the abandoned property division or unclaimed property office of the applicable state. States are obligated to pay such assets (without interest) to claimants with proper documentation. You can prevent “escheatment” by keeping your address and the name(s) and address(es) of your designated Beneficiary(ies) current.

MANAGING YOUR ANNUITY

You may wish to take advantage of one of the programs we offer to help you build a stronger annuity. These include dollar cost averaging and portfolio rebalancing. If you decide to purchase an optional Guaranteed Lifetime Withdrawal Benefit (GLWB) rider, you are not able to participate in the following dollar cost averaging programs. See Other contract features: Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider for more information about the optional GLWB dollar cost averaging program.

There is no fee for dollar cost averaging or portfolio rebalancing. We also have the right to modify or discontinue either program. We will give you written notice if we do so. Transfers under either program do not count against any free transfers permitted under the contract. You may terminate either program at any time. However, money in the fixed-rate option will be subject to transfer restrictions which apply to the fixed-rate option. See The Accumulation Period: Transfers for limitations on such transfers.

ACCUMULATION PERIOD	PROSPECTUS	31

Reports

At least twice each year, we send a report to each contract owner that contains financial information about the underlying Funds, according to applicable laws, rules and regulations. In addition, at least once each year, we send a statement to each contract owner that reports the number of Accumulation Units and their value under the contract.

If several members of the same household each own a contract, we may send only one such report or prospectus to that address, unless you instruct us otherwise.

You may receive additional copies by calling or writing our Customer Service Office.

Dollar Cost Averaging Programs

You can transfer specific amounts of money from one investment option to another on a monthly basis, as opposed to investing the total amount at one time. This approach may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. Transfers under the dollar cost averaging programs do not count against any free transfers permitted under your contract. We offer two dollar cost averaging programs.

Dollar Cost Averaging from the Fidelity VIP Government Money Market Portfolio

If you wish to take advantage of this program, you must designate a dollar amount to be transferred automatically out of the Fidelity VIP Government Money Market Portfolio investment division. The money can go into one or more of the other Variable Investment Options. The rules still apply that you can invest in a maximum of only 25 options at one time (including the required Fidelity VIP Government Money Market Portfolio) or 24 Variable Investment Options and the fixed-rate option.

You can begin dollar cost averaging from the Fidelity VIP Government Money Market Portfolio when you buy your contract or at any time afterwards, until Annuity Payments begin, by completing the dollar cost averaging election form and returning it to us. We must receive it in Good Order at our Customer Service Office at least three business days before the Monthly Contract Anniversary date on which you wish the transfers to begin.

You may select dollar cost averaging from the Fidelity VIP Government Money Market Portfolio investment division for periods of 12, 24 or 36 months. Your total Accumulation Value at the time generally must be at least $10,000. Transfers will be made in the amounts you designate and must be at least $100 per receiving investment option. Transfers may not continue beyond the Annuity Commencement Date.

You can discontinue the dollar cost averaging program at any time.

Fixed Dollar Cost Averaging

Under Fixed Dollar Cost Averaging (Fixed DCA), you may transfer set amounts of money from the Fixed Dollar Cost Averaging Account (Fixed DCA Account) over a three month period. If you wish to take advantage of Fixed DCA, you must elect it on your application and your initial Net Premium, and any subsequent Net Premiums received prior to the third Monthly Contract Anniversary, must be allocated to the Fixed DCA Account. On each of the first three monthly contract anniversaries, GIAC will transfer a percentage, as shown in the chart below, of the Fixed DCA Account to the Variable Investment Options in accordance with your allocation instructions then in effect. You may not dollar cost average

32	PROSPECTUS	ACCUMULATION PERIOD

into the fixed-rate option. If a Monthly Contract Anniversary is not also a Valuation Date, the transfer will occur on the next following Valuation Date.

Monthly Contract Anniversary from Issue Date	Percentage of Fixed DCA Account transferred
1	33 1/3%
2	50%
3	100%

Transfers out of the Fixed DCA Account will be on a first-in-first-out basis, so that transfers will be deemed to come first from the oldest Net Premium and any interest attributable to that Net Premium.

We guarantee that the Net Premium payments you invest in the Fixed DCA Account will earn daily interest at a minimum annual rate of at least 1%. At our discretion, we may credit interest at a rate higher than 1% but we are not obliged to do so. Net Premiums that you invest in the Fixed DCA Account become part of GIAC’s general account assets and the value of the Net Premiums invested in the Fixed DCA Account does not vary with the investment experience of any variable investment option.

We may declare different interest rates in excess of 1% depending on when premium payments are received. This means that amounts allocated to the Fixed DCA Account on any designated Valuation Date may be credited with a different rate of interest than the rate previously credited to Net Premiums allocated to the DCA Account on any other Valuation Date.

Fixed DCA will terminate on the earliest of

•	the Valuation Date that all amounts have been transferred out of the Fixed DCA Account;

•	the Annuity Commencement Date;

•	the date a transfer or change in allocation instructions under the Basic Contract is received at our Customer Service Office;

•	the date the Basic Contract is surrendered or terminated; or

•	the date on which you request that all amounts in the Fixed DCA Account be transferred out of the Fixed DCA Account to the then current allocation options.

If Fixed DCA terminates prior to all amounts being transferred out of the Fixed DCA Account, the remaining amount will be immediately allocated to the then current allocation options in accordance with your instructions in effect at that time. Net Premiums received on or after the date Fixed DCA has terminated will be allocated to the allocation options in accordance with your then current allocation instructions.

Automated Alert Program

Our Automated Alert program offers you the ability to request an e-mail from us notifying you that: 1) your Accumulation Value in a selected variable investment option either changes by a specified percentage or

ACCUMULATION PERIOD	PROSPECTUS	33

Federal laws designed to counter terrorism and prevent money laundering by criminals might in certain circumstances require us to reject a premium payment and/or “freeze” a contract owner’s account. If these laws apply in a particular situation, we would not be allowed to accept premium payments or to process any request for a surrender, withdrawal, or transfer, or pay death benefits or make Annuity Payments. The contract will remain frozen until we receive instructions from the appropriate federal regulator. These laws may also require us to provide information about you and your contract to government agencies and departments.

reaches a specific dollar amount, or 2) your contract accumulation value reaches a certain amount or changes by a certain percentage. The Automated Alert is for your information only. No transaction will occur automatically as a result of either requesting an Automated Alert or receiving an e-mail from us informing you that your specified criteria have been met.

When an Automated Alert meets the criteria you specified, we will send an e-mail notification to you at the e-mail address(es) that you provided to us at the time you requested the Automated Alert. It is your responsibility to ensure that the e-mail addresses that you provided to us are correct and are able to accept delivery of this e-mail notification. We cannot guarantee that you will receive your Automated Alert e-mail. In the event you do not receive the e-mail notification, GIAC will not be responsible for any consequences arising out of any Automated Alert e-mails you do not receive.

GIAC reserves the right to discontinue or restrict the use of Automated Alert privileges at any time, at its discretion. GIAC does not currently charge a fee for the Automated Alert program. However, we reserve the right to limit the frequency of Automated Alerts or to impose a maximum fee of $25 for the Automated Alert Program. You will be notified if GIAC discontinued or restricted Automated Alert privileges. You will be notified if GIAC chose to charge or change a fee. At any time you may terminate your Automated Alert privileges or opt out of the Automated Alert Program, if GIAC chose to discontinue, restrict or charge a fee for Automated Alert privileges. Other rights reserved by GIAC with respect to transfers are described in this prospectus, including the right to refuse transfers under certain conditions. See The Accumulation Period: Transfers.

Portfolio Rebalancing

Over time, you may find that the investment performance of certain Funds results in a shift in your holdings from the percentage you originally allocated. If this occurs, you may wish to use our portfolio rebalancing program to maintain a desired asset allocation mix. If you choose, we will automatically transfer amounts among your Variable Investment Options to return them to the designated percentages when any percentage exceeds or is less than your chosen percentages by at least 5%. We will process these transfers quarterly. To participate in this program you must have an Accumulation Value of at least $10,000.

Payments

For all transactions, we can delay payment if the contract is being contested. We can also delay payment until a premium payment check has cleared the payee’s bank. When permitted by law, we reserve the right to defer the payment of amounts withdrawn from the fixed-rate option for a period of no longer than six months from the date we receive the request for such withdrawal in Good Order at our Customer Service Office. We may postpone the date of any calculation or payment from the Variable Investment Options if:

•	the New York Stock Exchange is closed other than for customary week-end and holiday closings or restricts trading,

•	the SEC determines that an emergency exists as a result of which sales of securities or determination of the fair value of a Variable Investment Option’s assets is not reasonably practicable, or

•	the SEC, by order, permits us in order to protect contract owners remaining in the Variable Investment Options.

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THE ANNUITY PERIOD

WHEN ANNUITY PAYMENTS BEGIN

You choose the Annuity Commencement Date when your contract is converted to a stream of Annuity Payments. The date you choose cannot be earlier than the first contract anniversary (without GIAC’s prior consent) or later than the contract anniversary immediately following the Annuitant’s 100th birthday. Please note that this date may be determined by the retirement plan under which your annuity contract was issued. If your Annuity Commencement Date is on the 29th, 30th or 31st of the month, your Annuity Payments will be processed on the first business day of the following month. Once Annuity Payments begin, you may not change: the Annuitant; the payout option; any guaranteed period under the chosen payout option; or the survivor percentage in either the fixed or variable joint and survivor annuity payment options. See Options V-3 and F-3 below.

HOW YOUR ANNUITY PAYMENTS ARE CALCULATED

You can choose an annuity payout option and select either variable or fixed payments or a combination of variable and fixed payments, if available, under that specific option. We use the following information to determine the annuity purchase rate when applying your Accumulation Value to an annuity payout option:

•	the table in your contract reflecting the gender and age of the Annuitant at the birthday nearest the date Annuity Payments are to begin,

•	the annuity payout option you choose, and

•	if you choose a variable payout option, the assumed investment return you choose, and the investment returns of the Variable Investment Options you choose.

Certain guaranteed annuity purchase rates appear in a table in your contract. Currently, we are using annuity purchase rates that are more favorable to you than those in your contract. We may change these rates from time to time but the rate will never be less favorable to you than those guaranteed in your contract. The appropriate annuity purchase rate is then used to calculate the number of Annuity Units attributable to your selected investment options. You will be credited with these Annuity Units based on the amount applied to the payout option (your Accumulation Value less any applicable annuity taxes) on the processing date for your first annuity payment. The number of Annuity Units credited to you is fixed for the duration of the annuity period unless you reallocate among the investment options, take a withdrawal from Option V-4, F-4 or F-5 or switch from Option V-4 to Option V-1 or Option F-4 to Option F-1. Each of your variable annuity payments is determined by multiplying the number of Annuity Units for each investment option by the Annuity Unit value for the appropriate investment option on the payment processing date. Your annuity payment will be the sum of these amounts.

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The number and amount of your Annuity Payments will not be affected by the longevity of Annuitants as a group. Nor will they be affected by an increase in our expenses over the amount we have charged in your contract.

We will make Annuity Payments once a month, or on another periodic schedule acceptable to us, except as follows:

•	Proceeds of less than $2,000 will be paid to you in a single payment and the contract will be cancelled.

•	We may change the schedule of payments to avoid payments of less than $20.

PAYEE

Unless you request otherwise, the payee of any Annuity Payments will be the first among the following who is living at the time the payment is to be made:

•	any surviving owner or joint owner; if none, then

•	any surviving primary Beneficiary; and, if none, then

•	any surviving Contingent Beneficiary.

If no payees are living and a guaranteed annuity payout period has not ended, then the present value of any remaining Annuity Payments will be paid to the estate of the last remaining payee.

ANNUITY PAYOUT OPTIONS

You can choose to have Annuity Payments made under any one or a combination of the variable or fixed-rate annuity payout options that are available under the contract; we will make Annuity Payments to you if the Annuitant is living and the contract is in force on the Annuity Commencement Date. You can make your choice of annuity payout option at any time before your Annuity Payments begin. At any time, we may discontinue any of these options or make additional options available.

Before the Annuity Commencement Date, the owner(s) may elect to restrict certain rights any Beneficiary may have under the contract in the event that the contract owner and/or Annuitant dies while there are guaranteed Annuity Payments still outstanding. If you choose this election, the Beneficiary may not:

•	elect to be paid the present value of any remaining payments in a lump sum;

•	withdraw a portion of the present value of any remaining Annuity Payments;

•	name or change any contingent or concurrent beneficiaries; or

•	change the annuity payout option in effect at the time of the death of the contract owner and/or Annuitant.

36	PROSPECTUS	ANNUITY PERIOD

We must receive written notice that you elect to apply the above restrictions. Such notice must be received at our Customer Service Office, in Good Order and in a form satisfactory to us, before the Annuity Commencement Date. Once elected, only the contract owner on record as of the Annuity Commencement Date can revoke this election, and once it is revoked, it cannot be reinstated. Any existing elections will be canceled in the event of a change of ownership or the addition of a new owner of a contract.

VARIABLE ANNUITY PAYOUT OPTIONS

All variable annuity payout options are designated with the letter “V.” After the first payment, the amount of variable annuity payments will increase or decrease to reflect the value of your variable annuity units. The value of the units will reflect the performance of the Variable Investment Options chosen. This is why the amount of each payment can vary.

We make a variety of payout options available for you to choose from. If you do not make a choice, we will automatically select Option V-2 with a 120-month guarantee period for payments based on amounts in the Variable Investment Options. (Payments based on amounts in any fixed-rate option that may be attached to your contract will be made monthly under Fixed-Rate Annuity Payout Option F-2, with a guaranteed period of 10 years. See Fixed-rate annuity payout options, below.) You may change to another option if you wish, by submitting a new annuity election form at our Customer Service Office before we begin processing your first annuity payment. You may not change your annuity option after we begin processing your first annuity payment.

If you choose a variable annuity payment, or a combination of variable and fixed payments, you may choose an assumed investment return on the variable annuity payments of 0%, 3.5% or 5%, if allowed by applicable law or regulation, before we start making payments to you. Once an assumed investment return is chosen, and payments begin, it cannot be changed. If no choice is made, an effective annual interest rate of 3.5 % will be used as the assumed investment return. (In New York, the 5% assumed investment return is not available.)

The assumed investment return is a critical assumption for calculating variable annuity payments. The greater the assumed investment return selected, the greater your initial annuity payment will be. A higher assumed investment return may result in a smaller potential growth in Annuity Payments. Conversely, a lower assumed investment return results in a lower initial annuity payment, but future Annuity Payments have the potential to be greater. The first variable payment will be based on the assumed investment return. Subsequent variable payments will fluctuate based on the performance of the Variable Investment Options you have chosen as compared to the assumed investment return. For each such subsequent variable payment:

•	If the actual net annual return on investment equals the assumed investment return, the amount of your variable annuity payments will not change.

Variable annuity

payout options

•	OPTION V-1 Life Annuity without Guaranteed Period

•	OPTION V-2 Life Annuity with Guaranteed Period

•	OPTION V-3 Joint and Survivor Annuity

•	OPTION V-4 Variable Annuity Payments To Age 100

ANNUITY PERIOD	PROSPECTUS	37

•	If the actual net annual return on investment is greater than the assumed investment return, the amount of your variable annuity payments will increase.

•	If the actual net annual return on investment is less than the assumed investment return, the amount of your variable annuity payments will decrease.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

OPTION V-1 – Life Annuity without Guaranteed Period

We make payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option allows for the maximum variable payment because there is neither a guaranteed minimum number of payments nor a provision for a death benefit for beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION V-2 – Life Annuity with Guaranteed Period

We make payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any number of full years between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the Annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the Beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the payee’s estate.

OPTION V-3 – Joint and Survivor Annuity

We make payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a percentage (chosen by you) of the number of Annuity Units in the variable payout option while both Annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.

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OPTION V-4 – Variable Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years. The number of years will equal 100 minus the Annuitant’s age on the birthday nearest the Annuity Commencement Date when Annuity Payments begin. If the Annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received at our Customer Service Office in Good Order, the payee can: (i) elect to be paid the present value of the remaining Annuity Payments in a lump sum; or apply the present value of any remaining unpaid Annuity Payments to the Life Annuity without Guaranteed Period annuity payout option and receive variable annuity payments under that annuity payout option.

Under Option V-4, the payee has the right to withdraw all or a portion of the present value of the remaining payments (unless the owner indicates otherwise in a signed written notice received in Good Order at our Customer Service Office). If a withdrawal is requested, then we will liquidate Annuity Units in the amount necessary to meet the amount of the request. As a result, there will be fewer remaining Annuity Units, which (in turn) will lower the amount of money you receive in future income payments, and the value of your remaining future payments will decrease. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable contingent deferred sales charge (surrender charge)) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and each remaining monthly payment must be at least $20.

•	A full withdrawal would terminate the Basic Contract.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the owner for additional instructions. If we do not receive (in Good Order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and contingent deferred sales charges (surrender charges), and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments may have tax consequences and may be subject to a contingent deferred sales charge (surrender charge) and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so,

ANNUITY PERIOD	PROSPECTUS	39

the withdrawal of those Chargeable Premiums after Annuity Payments have begun may be reduced by a contingent deferred sales charge (surrender charge). The contingent deferred sales charge (surrender charge) for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

where:

(a)	is the contingent deferred sales charge (surrender charge) that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge (surrender charge) would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge (surrender charge) would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the assumed investment return.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges (surrender charges) assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge (surrender charge) that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

•	Option V-4 may have special tax consequences, including –

•	Option V-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option V-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

The Internal Revenue Service (IRS) has concluded that a withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount

40	PROSPECTUS	ANNUITY PERIOD

received as a withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option V-4. Other rules may apply to withdrawals from qualified contracts that elect Option V-4.

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

FIXED-RATE ANNUITY PAYOUT OPTIONS

All Fixed-Rate Annuity Payout Options are designated by the letter “F.” For fixed-rate annuity payment options, each $1,000 of Accumulation Value is multiplied by the greater of: (i) the current fixed annuity rate in effect on the Annuity Commencement Date applicable to the payout option elected; or (ii) the guaranteed fixed annuity rate for the payout option elected.

OPTION F-1 – Life Annuity without Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, ending with the payment preceding the Annuitant’s death. This option offers the maximum fixed payment because there is neither a guaranteed minimum number of fixed payments nor a provision for a death benefit for beneficiaries. Payments stop when the Annuitant dies. Therefore, if the Annuitant dies before the date of the second payment, then it is possible that we may make only one payment under this option.

OPTION F-2 – Life Annuity with Guaranteed Period

We make fixed payments during the Annuitant’s lifetime, but if the Annuitant dies before the end of the guaranteed period selected by you, the remaining payments will be made to the Beneficiary. Payments are guaranteed for any number of full years between 1 and 30 full years. The length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of the Annuitant. Upon the Annuitant’s death, we will pay the balance of the Annuity Payments for the remainder of the guaranteed period, or the owner or joint owner (if living) or the Beneficiary (if any owner is not living) can choose to take all or part of the remaining payments in a lump sum at the present value of the current dollar amount of the remaining payments. If this payee dies while receiving the payments, the present value of the remaining number of variable annuity payments will be paid in one lump sum to the payee’s estate.

OPTION F-3 – Joint and Survivor Annuity

We make fixed payments during the joint lifetimes of the Annuitant and a designated second person, the joint Annuitant; if either one dies, payments will continue during the survivor’s lifetime. There are two versions available. After the death of the Annuitant or joint Annuitant, payments will continue during the survivor’s lifetime based on a

ANNUITY PERIOD	PROSPECTUS	41

percentage (chosen by you) of the payment in effect while both Annuitants were living. Under one version of this annuity payout option, it is possible that only one annuity payment will be made if both the Annuitant and joint Annuitant die before the date of the second payment. Under a second version, payments are guaranteed for any number of full years between 1 and 30; the length of any guaranteed period must be elected before the Annuity Commencement Date, and cannot exceed the life expectancy of either Annuitant.

OPTION F-4 – Fixed Annuity Payments to Age 100

We make payments that are guaranteed for a whole number of years. The number of years will equal 100 minus the Annuitant’s age on the birthday nearest the Annuity Commencement Date when Annuity Payments begin. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year. Annuity payment amounts will increase if the rate we credit is greater than the guaranteed interest rate of 1.5%.

If the Annuitant dies before age 100, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received at our Customer Service Office and in Good Order, the payee can: (i) elect to be paid the present value of the remaining Annuity Payments in a lump sum; or (ii) apply the present value of any remaining unpaid Annuity Payments to the Life Annuity without Guaranteed Period annuity payout option and receive fixed Annuity Payments under that annuity payout option.

Please note that Option F-4 may have special tax consequences, including the following:

•	Option F-4 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-4 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information about the possible tax consequences of electing this annuity payout option.

OPTION F-5 – Payments for a Period Certain

We make fixed monthly payments for 15 to 30 years, depending on the whole number of years you select. Payments will never be less than the guaranteed amounts shown in your contract. If you choose this option, it will earn interest at the then current interest rate set by us, which we guarantee will not be less than 1.5%. We declare a new interest rate for this option on January 1st of each year, which will remain in effect for the whole calendar year.

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If the Annuitant dies during the payment period, we will pay the balance of the payments to the payee for the remainder of that period. Unless the owner indicates otherwise in a signed written notice received in Good Order at our Customer Service Office, the payee may elect to be paid the present value of the remaining Annuity Payments in a lump sum. The interest rate used to compute the present value of any remaining payments will be the same rate that was used to determine the first monthly annuity payment. If the payee dies while receiving such payments, we will pay the present value of the remaining payments to the payee’s estate.

Please note that Option F-5 may have special tax consequences, including the following:

•	Option F-5 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-5 may not satisfy the periodic payment exception to 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information about the tax consequences of electing this annuity payout option.

Withdrawals under Options F-4 and F-5

Unless the owner indicates otherwise in a signed written notice received in Good Order at our Customer Service Office, under Options F-4 and F-5, the payee has the right to withdraw all or a portion of the present value of the remaining payments. This will result in a reduction in any future payments. A surrender would terminate the Basic Contract. The following conditions apply to withdrawals.

•	The payee may not withdraw less than $500.

•

One withdrawal is permitted each quarter without charge (other than any applicable contingent deferred sales charge (surrender charge)) and additional withdrawals are permitted at a charge not to exceed the lesser of $25 or 2% of the amount withdrawn.

•	After making a withdrawal, the present value of the remaining payments must be at least $2,000, and the each remaining monthly payment must be at least $20.

If a withdrawal request does not meet the third condition above, we will promptly attempt to contact the owner for additional instructions. If we do not receive (in Good Order at our Customer Service Office) revised instructions that comply with the third condition within five business days of the original request, then we will pay you (or the Beneficiary in the event that you are no longer living) the present value of the remaining payments and cancel your contract. This withdrawal is subject to any applicable contract charges and contingent deferred sales charges (surrender charges), and may have tax consequences.

A withdrawal of all or a portion of the present value of the remaining payments under Option F-4 or F-5 may have tax consequences and

ANNUITY PERIOD	PROSPECTUS	43

may be subject to a contingent deferred sales charge (surrender charge) and annuity taxes, if the amount withdrawn includes Chargeable Premiums. To determine whether Chargeable Premiums are included in a withdrawal, we first determine whether the Accumulation Value (less any applicable annuity taxes) that was applied to the Payments for a Period Certain payout option on the Annuity Commencement Date included any Chargeable Premiums. If so, the withdrawal of those Chargeable Premiums after Annuity Payments have begun may be reduced by a contingent deferred sales charge (surrender charge). The contingent deferred sales charge (surrender charge) for each Chargeable Premium withdrawn will be:

(a) ×	(	b	)	× (d)
c

where:

(a)	is the contingent deferred sales charge (surrender charge) that would have applied to that Chargeable Premium if the Chargeable Premium was withdrawn immediately before the Annuity Commencement Date less the amount of any portion of such charge which was reclaimed as a result of applying this formula to a prior withdrawal;

(b)	is the number of whole months from the date of the withdrawal until the date that the contingent deferred sales charge (surrender charge) would have expired for that Chargeable Premium;

(c)	is the number of whole months from the Annuity Commencement Date until the date that the contingent deferred sales charge (surrender charge) would have expired for that Chargeable Premium; and

(d)	is the present value of remaining payments withdrawn divided by the total present value of the remaining payments.

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3%.

Please note:

•

The cumulative dollar amount of contingent deferred sales charges (surrender charges) assessed against withdrawals following the Annuity Commencement Date will never exceed the contingent deferred sales charge (surrender charge) that would have been assessed had the contract been surrendered immediately before the Annuity Commencement Date.

•	The Free Withdrawal Amount under the Basic Contract is not available for amounts withdrawn following the Annuity Commencement Date.

The IRS has concluded that a withdrawal on or after the Annuity Commencement Date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings,

44	PROSPECTUS	ANNUITY PERIOD

the IRS had concluded that the entire amount received as a withdrawal on or after the Annuity Commencement Date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis as set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Option F-4 or F-5. Other rules may apply to withdrawals from qualified contracts that elect Option F-4 or F-5.

The interest rate used to compute the present value of any remaining unpaid payments will be the guaranteed interest rate of 3% or 1.5%, depending on what rate is required in your state.

OPTION F-6 – 10-Year Guaranteed Period

We make fixed monthly payments to you for a period of ten years. If the Annuitant dies during the ten year payment period, the remaining payments will be made to the Beneficiary or the Beneficiary can choose to take the remaining payments in a lump sum at the present value of the remaining payments. If the Beneficiary dies while receiving the payments, the balance will be paid in one sum at the present value of the remaining payments to the Beneficiary’s estate.

Please note that Option F-6 may have special tax consequences, including the following:

•	Option F-6 may not satisfy minimum required distribution requirements for qualified contracts, and

•	Option F-6 will in most circumstances be subject to the 10% penalty tax for distributions made before age 59 1/2.

Contact your tax adviser for more information.

ANNUITY PERIOD	PROSPECTUS	45

OTHER CONTRACT FEATURES

Distributions on Death

We will pay a death benefit upon receipt of due proof of death of any owner or in California the Death Benefit Covered person. At the time of purchase, you may have the option of choosing among enhanced death benefit riders which may provide a higher death benefit. In California, upon death of an owner who is not a Death Benefit Covered Person, we must distribute all of the owner’s interest in the contract in a lump sum.

DISTRIBUTIONS ON DEATH

Death of an Owner or Death Benefit Covered Person before the Annuity Commencement Date

We will pay a death benefit upon receipt, in Good Order at our Customer Service Office, of due proof of the death of any owner or, in California, the Death Benefit Covered Person, before the Annuity Commencement Date. If the owner is a non-natural owner, the death of the Annuitant will be treated as the death of an owner for purposes of determining whether a death benefit is payable. In California, upon death of an owner who is not a Death Benefit Covered Person, we will distribute all of the owner’s interest in the contract in a lump sum. For purposes of the discussion in this section, Distributions on Death, the term “death benefit” shall also include the distribution of the owner’s interest upon the death of an owner who is not a Death Benefit Covered Person.

The death benefit is payable first to:

•	any surviving owner, then

•	any surviving primary Beneficiary, if none, then,

•	any surviving Contingent Beneficiary, if none then

•	estate of last surviving owner.

Unless otherwise provided, to receive the death benefit, in order for a Beneficiary to be deemed not to have predeceased an owner, Death Benefit Covered Person who is not an owner, or other Beneficiary, that Beneficiary must be living on the earlier of:

•	the date we receive Due Proof of Death in Good Order at our Customer Service Office of an owner, Death Benefit Covered Person, or in the case of a non-natural owner, the Annuitant; or

•	the 15th day after the date of death.

Calculation of Death Benefit. If we receive Due Proof of Death in Good Order at our Customer Service Office before the end of a Valuation Date, we will calculate the death benefit based on the Accumulation Value determined at the end of that Valuation Date. If we receive Due Proof of Death in Good Order at our Customer Service Office at or after the end of a Valuation Date (or on a day other than a Valuation Date), then we will calculate the death benefit based on the Accumulation Value determined at the end of the next Valuation Date. We will pay the death benefit to the appropriate Beneficiary or beneficiaries (or surviving owner(s), if applicable) after we receive Due Proof of Death in Good Order. We then will have no further obligation under the contract.

Amount of Death Benefit. The amount of the death benefit will be the greatest of:

•	the Accumulation Value as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order, less any annuity taxes;

•	the total amount of premiums paid, less any adjusted amount for each withdrawal and any contingent deferred sales charges (surrender

46	PROSPECTUS	OTHER CONTRACT FEATURES

charges) thereon, and any annuity taxes. (The adjusted amount for each withdrawal is the greater of the dollar amount of the withdrawal or the amount determined by: (i) dividing the amount of each withdrawal, including any applicable contingent deferred sales charge (surrender charge) and any applicable annuity taxes, by the Accumulation Value immediately before that withdrawal; and (ii) multiplying that result by the death benefit immediately before the withdrawal.); or

•	the amount of any death benefit provided by a rider, if elected.

Except in California, in the event of a change in the owner or an Annuitant on whom a death benefit would be payable, the death benefit will be reset to the Accumulation Value as of the end of the Valuation Date on which the change in owner or Annuitant becomes effective, less any applicable annuity taxes. Thereafter, the amount of the death benefit payable will be the greater of:

•	the Accumulation Value as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order, less any annuity taxes, or

•	the Accumulation Value as of the end of the Valuation Date on which the change in owner or Annuitant became effective, less any annuity taxes

•	increased by the total amount of premiums paid following the Valuation Date on which the change in owner or Annuitant became effective, less

•

an adjusted amount for each withdrawal made following the Valuation Date on which the change in owner or Annuitant became effective, any contingent deferred sales charge (surrender charge) paid thereon, and annuity taxes, if any. The adjusted amount is determined as set forth above.

Distribution of Proceeds. We generally will pay the death benefit in a lump sum, unless the beneficiary elects to have the death benefit distributed over his or her life, in accordance with one of the annuity payout options, as described below. In California only, if a distribution is payable because of the death of an owner who is not the Death Benefit Covered Person, it will only be paid in a lump sum. A Beneficiary (or surviving owner, if applicable) who is entitled to a death benefit may defer payment of this sum for up to five years from the date of death.

Instead of a lump sum payment, the Beneficiary or surviving owner, as the case may be, may elect to have the death benefit distributed over his or her life, in accordance with one of the annuity payout options that contains a life contingency where the applicable guaranteed period does not extend beyond life expectancy. However, this election must be made and distributions must commence within one year of the date of death. If the election to receive Annuity Payments is not made within this time period, then the lump sum option will be deemed to have been elected, and this contract must be fully distributed within 5 years of the date of death. We will consider that deemed election as our receipt of settlement instructions regarding payment of the death benefit proceeds. If the Beneficiary has not requested receipt of their portion of the death benefit within the five year period, we will pay the remaining proceeds to that Beneficiary at that time.

OTHER CONTRACT FEATURES	PROSPECTUS	47

If, on the Valuation Date that we calculate the death benefit, we also receive settlement instructions for at least one Beneficiary that includes a request for deferral of the payment of the death benefit proceeds or election of an annuity payout option, as described above, or we do not receive settlement instructions in Good Order from all beneficiaries, any death benefit amount exceeding the Accumulation Value will be credited to the investment options in accordance with the allocation instructions in effect at that time. This crediting event will constitute satisfaction of our death benefit obligation under your contract, and we will have no further death benefit obligation under the contract. Any portion of the credited amount that is not distributed to the beneficiaries as death proceeds on such Valuation Date will be allocated among the investment options in accordance with the allocation instructions in effect at that time. Such amounts shall remain invested in the contract until paid out in accordance with settlement instructions from beneficiaries.

You may designate that a Beneficiary is to receive the death benefit proceeds either through an annuity payout option under this contract or a period that does not exceed the life expectancy of that Beneficiary. Such designation must be made in writing in a form acceptable to us, and may only be revoked in your written notice received at our Customer Service Office in Good Order. Upon your death, the Beneficiary cannot revoke or modify any designation you made on how the death benefit proceeds are to be paid.

Upon the death of any owner, ownership of the contract before the full distribution of the death benefit proceeds will pass as follows:

•	any surviving owner, if none then

•	any surviving primary Beneficiary, if none then

•	any surviving Contingent Beneficiary, if none then

•	the estate of the last surviving owner.

Upon the death of an Annuitant if the owner is a non-natural owner, the non-natural owner will retain ownership of this contract before the full distribution of the death benefit proceeds.

A Beneficiary (or any surviving owner) that is entitled to a death benefit has the right to elect another Beneficiary to receive the death benefit proceeds in the event of his or her death before the full distribution of the proceeds.

Multiple Beneficiaries

If there is more than one Beneficiary, each Beneficiary’s portion of the death benefit proceeds will be distributed upon receipt of settlement instructions in Good Order from that Beneficiary. Proceeds for those beneficiaries who have not provided settlement instructions in Good Order will remain in the contract and the value of such proceeds will fluctuate with the performance of the contract’s current investment allocation until we receive such instructions. Therefore, each Beneficiary may receive a different amount, even when all beneficiaries have been designated to share the proceeds equally.

48	PROSPECTUS	OTHER CONTRACT FEATURES

Death of an Owner on or after the Annuity Commencement Date

If any owner dies on or after the Annuity Commencement Date, and before the entire interest in the contract has been distributed, then any remaining portion of such interest will be distributed to the Beneficiary at least as rapidly as under the method of distribution being used as of the date of death.

Generally, your beneficiaries will be taxed on the gain in your annuity contract. Consult your tax adviser about the estate tax and income tax consequences of your particular situation.

Special requirements

In the event of any contract owner’s death, we must distribute all of the owner’s interest in the contract according to the following rules:

•

If the Beneficiary (or the sole surviving joint contract owner) is not your spouse, and you die before the date Annuity Payments begin, then we must distribute all of your interest in the contract within five years of your death. These distribution requirements will be satisfied if any portion of the deceased contract owner’s interest is payable to, or for the benefit of, any new contract owner, and will be distributed over the new contract owner’s life, or over a period not extending beyond the life expectancy of any new contract owner.

•

If your spouse is the only primary Beneficiary when you die, then your surviving spouse may be able to elect (or may be deemed to have elected) to continue the contract. For more information, see Spousal continuation below.

•	If a Beneficiary is not a natural person, the Beneficiary must elect that the entire death benefit be distributed within five years of the date of death.

•	In California, if any owner who is not the Death Benefit Covered Person dies prior to the Annuity Commencement Date, we must distribute all of the owner’s interest in the contract in a lump sum.

SPOUSAL CONTINUATION

Your contract may be continued under spousal continuation only if: (1) an owner dies before the Annuity Commencement Date; and (2) the deceased owner’s spouse, under federal law, is the sole surviving owner or the sole surviving primary Beneficiary on the date of such owner’s death. In addition in California spousal continuation is only available if the owner who dies is also the Death Benefit Covered Person.

If the sole surviving owner or sole Beneficiary is legally recognized as the decedent’s spouse for federal tax purposes, or is the decedent’s partner in a registered domestic partnership, civil union or similar formal relationship under state law, he or she may elect to continue the annuity contract. If spousal continuation is elected, the Beneficiary may become the owner and Annuitant of the contract and must designate a new Beneficiary. This will give the Beneficiary access to all of the rights and

OTHER CONTRACT FEATURES	PROSPECTUS	49

privileges of the contract. Prior to selecting this option, the Beneficiary may want to review the annuity contract to determine if the option best suits his or her needs.

On June 26, 2013, the U.S. Supreme Court ruled in U.S. v. Windsor that Section 3 of the Federal Defense of Marriage Act is unconstitutional. Now if a couple is married in a jurisdiction that recognizes same-sex marriage, the couple are “spouses” for federal tax purposes and afforded income-deferred options under 72(s) and 401(a)(9). The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides.

Although partners in a registered domestic partnership, civil union or similar formal relationship under state law that is not denominated as marriage under the laws of that state may continue the contract, such partners will not be considered married for federal tax purposes. Therefore, the favorable tax treatment provided under federal law to surviving spouses will not be available to such partners and spousal continuation in such cases may impact the contract’s qualification as a tax deferred vehicle. Some uncertainty remains regarding the treatment of same-sex spouses and partners under domestic partnerships and civil unions. Please consult with a tax advisor with questions regarding your tax situation.

We must receive notice of due proof of death (of the owner) in Good Order at our Customer Service Office. If the surviving spouse qualifies for spousal continuation and does not elect a method of death benefit payment by the 90th day after we receive due proof of death (of the owner), spousal continuation will automatically be deemed to have been elected on that day. The surviving spouse may also provide notice of election of spousal continuation by the 90th day in Good Order at our Customer Service Office. Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs.

If the contract is continued under spousal continuation and the death benefit proceeds that would have been paid exceed the Accumulation Value on the date used to calculate the death benefit, then we will credit an amount equal to the difference between the death benefit proceeds and the Accumulation Value to the investment options under the contract in accordance with the allocation instructions in effect at that time (or the model allocation if a guaranteed lifetime withdrawal benefit has been elected). If applicable, the surviving spouse will become the new owner and the Annuitant in the event there is no surviving Annuitant at that time. The death benefit payable under the continued contract is the greater of the Accumulation Value as of the end of the Valuation Date we received, in Good Order at our Customer Service Office, due proof of death of the surviving spouse or the amount of any death benefit under any applicable rider.

If the Annuitant is changed under spousal continuation, then the Annuity Commencement Date will be the contract anniversary following the new Annuitant’s 100th birthday, unless an earlier date is otherwise elected by the owner. If the contract is surrendered or a withdrawal is made after

50	PROSPECTUS	OTHER CONTRACT FEATURES

spousal continuation, then all Net Premium payments made before spousal continuation will not be subject to a contingent deferred sales charge (surrender charge). All provisions of the contract with respect to contingent deferred sales charges (surrender charges) will apply to the withdrawal or surrender of any Chargeable Premium payments made after spousal continuation.

ENHANCED DEATH BENEFIT RIDERS

When you buy your contract, you can choose to buy an enhanced death benefit rider, provided that the owner(s) or, if a non-natural owner, the Annuitant, is/are under age 76 on your contract issue date. If a death benefit is payable and an enhanced death benefit rider is in force, the Beneficiary will receive the greater of either the death benefit described above or the enhanced death benefit. You should consult your tax adviser before selecting an enhanced death benefit rider. These riders may not be available in your state or the terms and conditions may vary from state to state. You should contact your registered representative for information about the availability of any of the riders under your contract.

Highest Anniversary Value Death Benefit Rider

Under this rider, a death benefit is payable upon the death of:

(i)	any owner, or in California the Death Benefit Covered Person;

(ii)	the Annuitant, in the event of a non-natural owner; and

(iii)	a surviving spouse who has continued the Basic Contract in accordance with the spousal continuation provision and who on the effective date of the spousal continuation is 75 or younger

This rider provides for an enhanced death benefit equal to the greater of:

•	the death benefit under the contract without any optional riders (i.e., the Basic Contract); or

•	the highest anniversary value enhanced death benefit, less any annuity taxes as of the end of the Valuation Date on which we receive Due Proof of Death in Good Order.

We must receive proof of death in Good Order at our Customer Service Office before the Annuity Commencement Date for a benefit to be earned.

On the contract issue date, the highest anniversary value death benefit (“HAVDB”) is the initial premium payment. The HAVDB will increase by the amount of any additional premium payments. On each annual contract anniversary up to and including the one immediately following the older owner’s 80th birthday (or the Annuitant’s 80th birthday if there is a non-natural owner) (or in California, the Death Benefit Covered Person’s 80th birthday), the HAVDB will equal the greater of the current HAVDB or the Accumulation Value of the Basic Contract on that Contract Anniversary Date. The HAVDB will decrease by an adjusted withdrawal amount whenever a withdrawal is made under the Basic Contract. The adjusted withdrawal amount is determined by dividing the amount of each withdrawal (including any applicable contingent deferred sales

OTHER CONTRACT FEATURES	PROSPECTUS	51

charges (surrender charges) and annuity taxes) by the Accumulation Value immediately before that withdrawal, and then multiplying that result by the HAVDB immediately before the withdrawal. If the adjusted withdrawal amount is less than the dollar amount of the withdrawal, then the HAVDB will be reduced by the dollar amount of the withdrawal instead of the adjusted withdrawal amount. The HAVDB will be distributed in the same manner as the death benefit under the Basic Contract. We deduct a daily charge for this rider based on an annual rate of 0.40% of the net assets of your Variable Investment Options.

In all states except California, if there is a change of owner (or, if the owner is a non-natural owner, a change in Annuitant) under the terms of the Basic Contract, other than as a result of the exercise of a spousal continuation, then the HAVDB will be set to equal the Accumulation Value on the Valuation Date that the change in owner is effective. Any premium payments made and withdrawals taken after the effective date of this change will change the HAVDB in the manner described above.

If a surviving spouse elects to continue the Basic Contract under spousal continuation, and the HAVDB that would have been paid under the Basic Contract upon the owner’s (or in California the Death Benefit Covered Person’s) death exceeds the Accumulation Value at that time of the owner’s (or in California the Death Benefit Covered Person’s) death, then we will credit this difference to investment options in accordance with the allocation instructions in effect at that time. If the HAVDB that would have been paid is less than the Accumulation Value at the time of the owner’s (or in California the Death Benefit Covered Person’s) death, then we will increase the HAVDB to equal the Accumulation Value. Thereafter, we will calculate the HAVDB as described above.

This rider can only be elected at contract issue, and all owners under the contract must be under age 76. If the owner is a non-natural person, then the Annuitant must be under age 76. To be eligible to continue the rider, a continuing spouse must be eligible to continue the Basic Contract under the spousal continuation provisions of the Basic Contract, see Spousal continuation above, and the continuing spouse must be younger than age 76 on the effective date of spousal continuation.

This rider terminates on the earliest of the following:

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in Good Order of the first owner, if the Basic Contract and this rider are not continued by an eligible spouse;

•

the date that a death benefit is paid under this rider or under the Basic Contract upon proof of death in Good Order of the surviving spouse who has continued the Basic Contract and this rider after the death of the first owner;

•	the date that the Basic Contract terminates;

•	the date an Owner dies unless the Basic Contract is continued under a spousal continuation provision; or

•	the Annuity Commencement Date; or

52	PROSPECTUS	OTHER CONTRACT FEATURES

•	the date an owner dies unless the Basic Contract is continued under a spousal continuation provision; or

•	upon a change in ownership and the new owner is age 76 or older, except in California.

You may not reinstate this rider once it terminates.

The highest anniversary value death benefit rider is available only in states where it has been approved and where we are continuing to offer it. Please ask your sales agent or call our Customer Service Office for information about the availability of this enhanced death benefit rider in your state. Please note: You can elect the highest anniversary death benefit rider in conjunction with the earnings benefit rider available under the contract (except in New Jersey, where you must elect one or the other), but you cannot select this rider in combination with the guaranteed lifetime withdrawal benefit rider (see Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider below).

EARNINGS BENEFIT RIDER

When you buy your contract, you can choose to buy an earnings benefit rider if you are under age 76. You will pay a daily charge for this rider based on an annual rate of 0.25% of the net assets of your Variable Investment Options. You may not allocate any premium payments or transfer any Accumulation Value to the fixed-rate option if you have selected this rider.

When this rider is in force and before the Annuity Commencement Date, any death benefit payable under the contract can be increased by an earnings benefit amount equal to a percentage (the “earnings benefit percentage”) of the excess, if any, of (i) the Accumulation Value of the Basic Contract on the date we receive, in Good Order at our Customer Service Office, due proof of death of the first owner to die, over (ii) adjusted premiums. (For purposes of calculating the earnings benefit, the amount of the premiums is adjusted for any withdrawals and any applicable contingent deferred sales charge (surrender charges) and annuity taxes. Each time you make a withdrawal, we will reduce the total amount of Net Premiums in the lesser of the same proportion that the Accumulation Value of the Basic Contract is reduced on the date of the withdrawal or the dollar amount of the withdrawal. The proportion is determined by dividing (i) the dollar amount withdrawn plus any applicable contingent deferred sales charges (surrender charges) and annuity taxes by (ii) the Accumulation Value immediately before the withdrawal.

Currently, if the older owner is 69 or younger when we issue the contract, then the earnings benefit will be 40% of earnings (i.e., the Accumulation Value minus the adjusted premiums) at the time of that owner’s death; and if the older owner is between the ages of 70 and 75 when we issue the contract, then the earnings benefit will be 25% of earnings upon that owner’s death. Please note: The amount of the earnings benefit will never exceed the earnings benefit percentage set forth in your contract multiplied by the adjusted premiums.

OTHER CONTRACT FEATURES	PROSPECTUS	53

Spousal Continuation.

Your spouse may continue a contract with the earnings benefit rider upon your death only if:

•	your spouse is the sole surviving owner or primary Beneficiary of the contract;

•	your surviving spouse chooses to continue the contract and become the Annuitant, if there is no surviving Annuitant, and owner; and

•	your surviving spouse has not reached age 76 at the time the contract is continued.

In California spousal continuation is only available if the owner is the Death Benefit Covered Person.

Spousal continuation will not satisfy minimum required distribution rules for qualified contracts other than IRAs. Consult a tax adviser.

If your spouse elects to continue this rider upon your death, then the Accumulation Value of the contract will be equal to: (i) the death benefit then payable under the Basic Contract and under any applicable riders, other than the earnings benefit rider, that offer enhanced death benefits, plus (ii) any benefit payable under the earnings benefit rider on the date of death of the first owner to die. The amount of any earnings benefit will be credited in accordance with the allocation instructions in effect at that time. Your spouse will be subject to the same fees, charges and expenses that were applicable to you, except that your spouse may not continue any riders (other than the Earnings Benefit Rider and/or the Highest Anniversary Death Benefit Rider) that had been elected for the contract, and charges will not be deducted for other rider benefits after your death.

If your surviving spouse elects to continue the contract and this rider is in effect, then any death benefit under the Basic Contract payable upon the death of the surviving spouse before the Annuity Commencement Date will be increased by the earnings benefit on the surviving spouse’s date of death. To determine the amount of any earnings benefit on the date of your spouse’s death, we begin by calculating:

(A)	The amount of adjusted premiums as of your surviving spouse’s death – This amount is the Accumulation Value at the time your spouse continued the contract, adjusted by (i) adding any Net Premiums contributed to the contract after your death (i.e., after spousal continuation) and (ii) proportional reductions for withdrawals (as explained below) taken from the contract after your death.

and

(B)	The Accumulation Value as of the death of your surviving spouse, minus (A), the amount described immediately above.

Currently, if your spouse is age 69 or younger upon your death, the beneficiaries will receive 40% of the result of (B) above; and if your spouse is between ages 70 and 75 upon your death, the beneficiaries will receive 25% of the result of (B).

54	PROSPECTUS	OTHER CONTRACT FEATURES

In summary, if your surviving spouse dies before the Annuity Commencement Date, we will calculate whether a second earnings benefit is payable based on a percentage (the “spousal earnings benefit percentage”) of earnings from the time of your death until your spouse’s death (i.e., the amount described in (B) above). Please note: The earnings benefit payable upon the death of your surviving spouse may not exceed the spousal earnings benefit percentage set forth in your contract multiplied by the amount of adjusted premiums as of the death of your surviving spouse (as explained in (A) above).

Upon the death of your surviving spouse before the date Annuity Payments begin, the earnings benefit proceeds must be distributed to the beneficiaries named by your spouse or allocated to the contract if the beneficiaries defer payment of proceeds. However, the beneficiaries may not continue the rider.

We will terminate the earnings benefit rider on the earliest of the following dates:

•	the date the Basic Contract terminates;

•	the Annuity Commencement Date;

•	the date an owner dies unless the Basic Contract is continued under a spousal continuation provision; or

•	a Death Benefit Covered Person’s 95th birthday; or

•	the date a death benefit is paid under this rider and the Basic Contract is not continued under spousal continuation;

•	the date a death benefit is paid under this rider and the Basic Contract is continued under spousal continuation and the spouse is 76 or older on the date that the Basic Contract is continued;

•	the date a death benefit is paid under this rider upon the death of a spouse who continued the Basic Contract under spousal continuation;

•

except in California, the date an owner (or Annuitant, if there is a non-natural owner) is changed after the effective date of the rider, unless the change is the result of a surviving spouse’s decision to continue the Basic Contract and this rider. GIAC may elect, in its sole discretion, not to enforce its right to terminate the rider in this instance.

Once the rider is terminated, it cannot be reinstated, and no further charges will be deducted for this benefit.

Important Information about the Earnings Benefit Rider:

•

You will receive the earnings benefit only if there is investment growth (or “earnings”) in your Accumulation Value at the time of the owner’s death; otherwise we will not pay any earnings benefit under the rider.

•

Withdrawals may have the effect of reducing or eliminating the earnings benefit payment upon the owner’s death, because withdrawals reduce the premium amount used to determine if there is any gain in your contract.

OTHER CONTRACT FEATURES	PROSPECTUS	55

•

Federal tax law may require you to take distributions before death under qualified contracts other than Roth IRAs, reducing or eliminating the benefit otherwise provided by the Earnings Benefit Rider. Consult a tax adviser before purchasing the Earnings Benefit Rider with a qualified contract.

•

Except in California, if any change is made to the owner or Annuitant after the purchase of the contract, unless such change is the result of a surviving spouse’s continuation of the contract and this rider, we will not pay an earnings benefit, even though the charge for this benefit has been deducted prior to the time the change was made.

•

There are potential tax consequences associated with purchasing the rider. See the discussion of the potential tax consequences of electing this feature under Financial information: Federal tax matters.

•	The charge for this rider will continue to be deducted even during periods when the rider would pay no benefit because there are no earnings.

•

You can select this rider in combination with the Highest Anniversary Value Death Benefit Rider (except in New Jersey, where you must elect one or the other), but you cannot select this rider if you select the Guaranteed Lifetime Withdrawal Benefit Rider.

•	While this rider is in effect, you may not allocate premium payments or transfer any of your Accumulation Value to the fixed-rate option.

The Earnings Benefit Rider is not available in the states of New York and Washington.

GUARANTEED LIFETIME WITHDRAWAL BENEFIT (GLWB) RIDER (If your Contract was issued in conjunction with an application dated prior to August 1, 2015, please refer to Appendix B for information regarding your GLWB rider.)

When you buy your contract, you can choose to buy a GLWB rider, if your initial premium payment is $5,000 or more unless GIAC agrees otherwise. You can choose one of the following options of this rider:

Single Options

Guardian Target 250:	Single life with 7% annual minimum guarantee, 12 year 200% cumulative guarantee, 17 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Single life with 7% annual minimum guarantee, 12 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Single life with step-ups only

56	PROSPECTUS	OTHER CONTRACT FEATURES

Spousal Options

Guardian Target 250:	Spousal with 7% annual minimum guarantee, 12 year 200% cumulative guarantee, 17 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 12 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old and both the covered persons must be 45 years old or older unless GIAC agrees otherwise. This rider provides a guaranteed withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the date you make your first withdrawal and ending on the earlier to occur of the Annuity Commencement Date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the Accumulation Value of the Basic Contract, the guaranteed withdrawal balance and the guaranteed withdrawal amount, each described below, all equal zero; or

•	the date we receive proof at our Customer Service Office in Good Order that the last surviving primary covered person or secondary covered person has died.

•	the date an owner dies unless the Basic Contract is continued under a spousal continuation provision; or

•	except in California, the date of an ownership change or assignment under the Basic Contract, unless:

•

the new owner assumes full ownership of the Basic Contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership by a legally married or civil union couple to ownership by the surviving spouse/partner when one of them dies);

•	the assignment is for the purpose of effectuating a 1035 exchange of the Basic Contract.

Partners in a civil union or domestic partners in some states may not be considered married under federal law and therefore may not receive favorable tax treatment upon spousal continuation. Please consult your tax adviser before purchasing a GLWB rider if you are in a civil union or domestic partnership.

OTHER CONTRACT FEATURES	PROSPECTUS	57

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the sole purpose of calculating the guaranteed withdrawal amount. The GWB may not equal the Accumulation Value in your contract on any given date. The GWB cannot be withdrawn in a lump sum and it can never exceed $6,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal options in certain situations, is used to determine the duration of the guaranteed withdrawal amount payments. The primary covered person must be a natural person and must also be the Annuitant. The primary covered person may not be changed after the contract is issued. If the contract owner is a natural person, then the primary covered person must be the contract owner. The secondary covered person is the primary covered person’s legally married spouse or the partner of the primary covered person in a civil union that is legally recognized in the state in which this rider is issued on the contract’s issue date. If the secondary covered person is no longer the primary covered person’s spouse or civil union partner for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death and the rider remains in effect. The initial GWA is determined on the earlier of the date of the first withdrawal, the date the rider enters the settlement phase or the Annuity Commencement Date. Please note that the lifetime withdrawal percentage (described below) will not change once the initial GWA is determined. The annual minimum guarantee basis is the amount that is multiplied by the 7% annual minimum guarantee percentage as part of the calculation of the annual minimum guarantee. The initial basis is equal to your initial premium payment plus any additional premium payments received during the first ninety days following the issue date of the Basic Contract. Thereafter, this basis is increased by the amount of any additional premium payments you make. The basis is also increased to equal the Accumulation Value of the Basic Contract on each step-up date (described below) whenever such Accumulation Value is greater than the current annual minimum guarantee basis. The basis is decreased by the amount of any withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section (described below), the basis will be reduced to the lesser of the Accumulation Value of the Basic Contract immediately after the withdrawal or the then current basis reduced by the amount of the withdrawal. A withdrawal is an amount withdrawn from the Accumulation Value of the Basic Contract, pursuant to an owner

58	PROSPECTUS	OTHER CONTRACT FEATURES

request, including any applicable contingent deferred sales charges (surrender charges) and annuity taxes. The settlement phase of this rider will be entered if the Accumulation Value under the Basic Contract reaches zero on a date prior to the determination of the initial GWA and the GWB is greater than zero or if the Accumulation Value under the Basic Contract reaches zero after the determination of the initial GWA and there is a GWA greater than zero. The last Annuity Commencement Date is the last date to annuitize the contract that is permitted under state law. Please see the section below that describes the conditions and requirements that must be met for the covered person(s) to receive an annuity payment at least equal to the GWA.

This rider provides a benefit guaranteeing that on or after the initial withdrawal date, while there is a primary covered person or secondary covered person who is alive and the rider is in effect, you may take withdrawals in each contract year up to an amount equal to the GWA. If the rider enters the settlement phase prior to the Annuity Commencement Date, the GWA payments continue beyond the Annuity Commencement Date for as long as the primary covered person and/or the secondary covered person is alive. Any GWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last Annuity Commencement Date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive Annuity Payments at least equal to the GWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the GWA after the initial GWA is determined and that withdrawal amount is not a tax qualified distribution as described below, the GWA will be reset, possibly reducing the GWA to zero and eliminating the GWA benefit. Please note that withdrawals in excess of the GWA (that are not tax qualified distributions as described below) will reduce the GWB on a greater than dollar-for-dollar basis, as described below.

If you have selected the Guardian Target 250 version of this rider, we will not accept premium payments that exceed $2 million, in the aggregate, in the first contract year. On or after the first contract anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each Contract Anniversary Date prior to the Annuity Commencement Date and at other times described

OTHER CONTRACT FEATURES	PROSPECTUS	59

below. The current rider fee is deducted pro rata from all investment options and depends on the rider option you choose, as follows:

Single Options

Guardian Target 250	1.30% of the adjusted GWB
Guardian Target 200	1.15% of the adjusted GWB
Guardian Target Future	1.05% of the adjusted GWB
Guardian Target Now	0.95% of the adjusted GWB

Spousal Options

Guardian Target 250	1.55% of the adjusted GWB
Guardian Target 200	1.40% of the adjusted GWB
Guardian Target Future	1.30% of the adjusted GWB
Guardian Target Now	1.05% of the adjusted GWB

The adjusted GWB is the greater of the GWB at the end of the day immediately preceding the day the rider fee is determined plus the result of any applicable annual minimum guarantee or cumulative guarantee on any applicable contract anniversary on which the rider fee is deducted or the total premium payments paid under the contract through the end of the day immediately preceding the day the rider fee is determined.

A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a contract anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s Accumulation Value will be deemed to have been taken on the date the death benefit is determined and on the Annuity Commencement Date. We reserve the right to increase the rider fee percentage to a maximum of 2.50% annually for the single options of Guardian Target 250, Guardian Target 200 and Guardian Target Future and 1.00% annually for the single option of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that also results in an increase of the GWA. We also reserve the right to increase the rider fee percentage to a maximum of 3.50% annually for the spousal options of Guardian Target 250, Guardian Target 200 and Guardian Target Future and 2.00% annually for the spousal version of Guardian Target Now on the effective date of each step-up prior to the GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that results in an increase of the GWA. Please note that this rider fee will not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced or their civil union is legally dissolved; thus, if death, divorce or legal dissolution occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal options although only one person would receive benefits under this rider.

60	PROSPECTUS	OTHER CONTRACT FEATURES

The following section describes how your GWB is calculated:

The initial GWB will be equal to the initial premium payment. Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $6,000,000.

If a withdrawal is taken on or after the initial withdrawal date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made in accordance with the tax qualified distributions section described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurrs when the younger covered person is age 70.

•	Contract accumulation value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $5,000.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds the GWA
Contract value	$75,000	$75,000–$8,000 equals $67,000
GWB	$125,000

•  The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

•  Thus, the new GWB equals the lesser of $75,000–$8,000 ($67,000) or $125,000–$8,000 ($117,000).

•  The new GWB equals $67,000.

GWA	$5,000	• The new GWA is the GWB immediately after the withdrawal times 4%.* • The new GWA is equal to $67,000 x 4% ($2,680). • The new GWA equals $2,680.
*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see below.

On each annual contract anniversary prior to the older covered person’s 90th birthday, each a “step-up date”, a step-up will occur if the Basic Contract Accumulation Value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below). The contractowner will not receive advance notice of an increase in the dollar amount of a rider fee due to step-ups and does not have the option of declining future step-ups due to an increase in the rider fee. However, if an increase in the rider fee percentage will apply to future step-ups that result in an increase of the GWA, the contractowner will receive advance written notice of such an increase. Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

On each contract anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that contract anniversary less the amount of any withdrawal taken on that contract anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 250, Guardian Target 200 or Guardian Target Future options of this rider (either single or spousal);

OTHER CONTRACT FEATURES	PROSPECTUS	61

•	the contract anniversary is from the issue date of the contract up to the tenth contract anniversary;

•	no withdrawals were taken since the prior contract anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given contract anniversary is equal to the GWB on the prior contract anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the annual minimum guarantee basis (as defined above) on the prior contract anniversary, multiplied by
–	7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a contract anniversary:

•	you have chosen the Guardian Target 250 or the Guardian Target 200 options of this rider (either single or spousal);

•

the contract anniversary is an applicable contract anniversary for the cumulative guarantee (12th and 17th contract anniversaries for the Guardian Target 250 and 12th contract anniversary for the Guardian Target 200);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable contract anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that contract anniversary will not be less than the sum of:

•

the cumulative guarantee percentage (200% and 250% for the Guardian Target 250 and 200% for the Guardian Target 200) multiplied by the total of all premiums received at our Customer Service Office during the first 90 days of the Basic Contract beginning with and including the issue date of the Basic Contract; plus

•	any premium payments received on or after the first 90 days of the Basic Contract.

A withdrawal will reduce the GWB by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution as described below, the GWB will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

62	PROSPECTUS	OTHER CONTRACT FEATURES

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $3,210 withdrawal is taken a few days after the first contract anniversary.

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000.	N/A
First contract anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greater of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $3,210 withdrawal taken a few days after the first contract anniversary	The annual minimum guarantee basis equals $100,000 minus $3,210 or $96,790.	N/A	The GWB is $107,000 minus $3,210 which equals $103,790.	The GWA is equal to the GWB amount ($107,000) times 3%* or $3,210.
Second contract anniversary	$96,790	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $103,790 since there is no applicable annual minimum guarantee amount.	The GWA remains $3,210 since there is no applicable annual minimum guarantee amount.
Third contract anniversary	$96,790	The annual minimum guarantee amount is $103,790 + ($96,790 x 7%) or $110,565.30.	The GWB is the greater of $103,790 or $110,565.30. The new GWB is $110,565.30.	The GWA equals the greater of $3,210 or $110,565.30 x 3%* ($3,316.95). Thus, the new GWA equals $3,316.95.
*	This 3% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see below.

GIAC requires that certain withdrawals under this rider require you to return to us a properly executed withdrawal form, which we will provide to you upon your request. If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 401(k) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GLWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GLWB rider with a qualified contract.

OTHER CONTRACT FEATURES	PROSPECTUS	63

The following section describes how your GWA is calculated:

Your initial GWA is determined on the earlier of the date of the first withdrawal, or the date the rider enters the settlement phase (described below), or the Annuity Commencement Date. The initial GWA is equal to the lifetime withdrawal percentage multiplied by the then current GWB. The lifetime withdrawal percentage is determined based on the age of the younger covered person under this rider on the day the initial GWA is determined, as follows:

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 & under	Single: 2.5% Spousal: 2.0%
60 – 64	Single: 3.5% Spousal: 3.0%
65 – 79	Single: 4.5% Spousal: 4.0%
80+	Single: 5.5% Spousal: 5.0%

After the initial GWA is determined, each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the applicable lifetime withdrawal percentage.

If your GWB is stepped up, the GWA will equal the greater of:

–	your GWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the applicable lifetime withdrawal percentage.

If your GWB is increased under the annual minimum guarantee, your GWA will equal the greater of:

–	your GWA immediately prior to that increase; or
–	your GWB immediately after the increase multiplied by the applicable lifetime withdrawal percentage.

After the initial GWA is determined, the GWA will not be recalculated as the result of a withdrawal, unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution. In such event, the GWA will be recalculated to equal the applicable lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely to meet “required minimum distribution” requirements for certain qualified contracts pursuant to specified provisions of the Internal Revenue Code. Please see the Statement of Additional Information, where these provisions are specified.

64	PROSPECTUS	OTHER CONTRACT FEATURES

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized by you to calculate and make distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates, based on information that you provide to GIAC and GIAC’s understanding of the Internal Revenue Code. GIAC reserves the right to make changes in its calculations as it determines necessary to comply with the appropriate section of the Internal Revenue Code and Treasury Regulations as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the Beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the GWA are no longer permitted.

The following section will explain the optional death benefits that may be payable under this rider:

This rider has no death benefit unless you have elected one. If elected, a death benefit is payable under this rider if, on the date proof of death of the last surviving covered person is received by us in Good Order at our Customer Service Office: (i) both this rider and the Basic Contract are in force, (ii) the rider has not entered the settlement phase, and (iii) the death benefit provided by the rider exceeds the death benefit provided by the contract.

You may only elect an optional death benefit under this rider as of the issue date of the contract. You may not add, change or terminate an optional death benefit under this rider after the issue date of the contract. The optional death benefits are the GLWB Step-Up Death Benefit and the GLWB Return of Premium Death Benefit. You may only choose one of these death benefits. Only one of these death benefit options may be available in your state.

Please check with your registered representative or call 1-800-221-3253 to confirm which GLWB death benefit option is available in your state.

If you select the GLWB Step-Up Death Benefit, the initial GLWB Step-Up Death Benefit is equal to your initial premium. Each time an additional premium payment is received at our Customer Service Office, the death benefit will increase by the amount of that additional premium payment.

If the Accumulation Value of the contract on any step-up date is greater than the then current GLWB Step-Up Death Benefit, the death benefit

OTHER CONTRACT FEATURES	PROSPECTUS	65

will automatically increase to an amount equal to the Accumulation Value of the contract on the step-up date. The date a spousal continuation is exercised under the spousal continuation provision of the Basic Contract will also be considered a step-up date for the purpose of calculating the GLWB Step-Up Death Benefit, if this rider continues in force on the continued contract.

A withdrawal will reduce the GLWB Step-Up Death Benefit by the amount of the withdrawal unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section, as described above. In that case, the death benefit will be reduced to the lesser of:

•	the Accumulation Value of the contract immediately after the withdrawal; or

•	the then current GLWB Step-Up Death Benefit reduced by the amount of the withdrawal.

In no event will the Step-up Death Benefit be less than zero.

If you elect the GLWB Step-Up Death Benefit, your rider fee will increase by 0.50% annually. Thus, the total cost of your GLWB rider fee, if you choose the GLWB Step-Up Death Benefit, will vary depending on the option you have chosen, as follows:

Guardian Target 250
(single)	1.80%
(spousal)	2.05%
Guardian Target 200
(single)	1.65%
(spousal)	1.90%
Guardian Target Future
(single)	1.55%
(spousal)	1.80%
Guardian Target Now
(single)	1.45%
(spousal)	1.55%

The GLWB Step-Up Death Benefit is not available with the Guardian Target 250 GLWB rider option in New York.

If you select the GLWB Return of Premium Death Benefit, a death benefit will be payable if the date of death of the last surviving covered person occurs on or after the first contract anniversary and all applicable terms and conditions described in this optional death benefits section are met. The initial GLWB Return of Premium Death Benefit is equal to the initial premium. Additional premium payments received at our Customer Service Office through the 90th calendar day after the issue date, will increase the death benefit by the amount of that additional premium payment.

66	PROSPECTUS	OTHER CONTRACT FEATURES

A withdrawal will not reduce the GLWB Return of Premium Death Benefit unless the sum of that withdrawal added to all prior withdrawals in a given contract year exceeds the current GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section, as described above. In that case, the death benefit will be the lesser of:

•	the GWB immediately after the withdrawal; or

•	the GLWB Return of Premium Death Benefit immediately prior to the withdrawal reduced by the amount of that withdrawal, even if that withdrawal included a portion of your GWA.

In no event will the GLWB Return of Premium Death Benefit be less than zero.

If you elect the GLWB Return of Premium Death Benefit, your rider fee will increase by 0.60% annually. Thus, the total cost of your GLWB rider fee, if you choose the GLWB Return of Premium Death Benefit, will vary depending on the option you have chosen, as follows:

Guardian Target 250
(single)	1.90%
(spousal)	2.15%
Guardian Target 200
(single)	1.75%
(spousal)	2.00%
Guardian Target Future
(single)	1.65%
(spousal)	1.90%

The GLWB Return of Premium Death Benefit is not available in New York or if you select the Guardian Target Now GLWB rider. Also, if you purchase a qualified contract this death benefit is only available if all covered persons are age 65 or younger at the time the contract is issued, unless otherwise agreed to by GIAC.

No additional death benefit will be provided under either optional death benefit if the Basic Contract death benefit is greater.

The following chart can help you compare the key features of the two optional death benefits and can help you decide if one of them is appropriate for you:

GLWB Death Benefit Option	Death Benefit Option Fee Percentage	General Description	Death Benefit Option Availability	Considerations for Potential Contractowners
GLWB Step-Up Death Benefit	0.50%	• Death benefit increases in the amount of any step-ups • Does not increase the amount of annual minimum guarantees or cumulative guarantees	• Available for both qualified and non-qualified contracts • Not available in New York with the Guardian Target 250 GLWB option

•  Contractowner believes that upside market performance increasing the Accumulation Value and guaranteed withdrawal balance will outpace withdrawals under the rider

•  Contractowner wants an optional death benefit and purchases a qualified contract or any GLWB option for which the GLWB Return of Premium Death Benefit may not be elected

OTHER CONTRACT FEATURES	PROSPECTUS	67

GLWB Death Benefit Option	Death Benefit Option Fee Percentage	General Description	Death Benefit Option Availability	Considerations for Potential Contractowners
GLWB Return of Premium Death Benefit	• 0.60%	• Guarantees a death benefit equal to premiums paid • The death benefit is not reduced for withdrawals under the GLWB rider unless they are excess withdrawals

•  Not available in New York or with Guardian Target Now GLWB option

•  Available for any non-qualified contract; available for qualified contracts if all covered persons are age 65 or younger at the time the contract is issued

•  Contractowner is less confident in the upside performance of the contract’s underlying Variable Investment Options

•  Contractowner prefers to guarantee against loss of principal investment for his/her beneficiaries rather than capitalize on potential upside in market performance

The following section will explain the settlement phase of the GLWB rider:

If the Accumulation Value under the contract reaches zero:

–	on a date prior to the determination of the initial GWA, the rider will enter the settlement phase if there is a GWB greater than zero;
–	on or after the determination of the initial GWA, the rider will enter the settlement phase if there is a GWA greater than zero.

However, the rider will not enter the settlement phase if the cause of the reduction in Accumulation Value to zero is a result of a withdrawal that:

–	exceeds the GWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the GWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the GWA as determined on the date the rider entered the settlement phase. Payments will begin on the date the rider enters the settlement phase. The amount of the initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the Basic Contract and rider will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The annual minimum guarantee, cumulative guarantee, death benefit and step-up provisions under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

The federal income tax treatment of payments made during the settlement phase has not been addressed by the IRS or the courts. We believe that payments during the settlement phase under non-qualified contracts should be treated as Annuity Payments, but it is possible that guidance may subsequently be issued treating them as withdrawals. This is significant for non-qualified contracts because withdrawals are generally taxed less favorably than Annuity Payments. Similarly, for qualified contracts we intend to apply the annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other contract provisions such as the GLWB rider itself.

68	PROSPECTUS	OTHER CONTRACT FEATURES

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the GWA:

While the rider is in effect, the Annuity Commencement Date of the contract is a date not later than the last date permitted under applicable state law. If this last Annuity Commencement Date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such Annuity Commencement Date, or
–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of the primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date, or if no withdrawal has been made on or prior to the Annuity Commencement Date, the GWA that would have been in effect on the Annuity Commencement Date if a withdrawal had been made on such date.

If the last Annuity Commencement Date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such Annuity Commencement Date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the Annuitant and the joint Annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the GWA as of the Annuity Commencement Date, or if no withdrawal has been made on or prior to the Annuity Commencement Date, the GWA that would have been in effect on the Annuity Commencement Date if a withdrawal had been made on such date.

OTHER CONTRACT FEATURES	PROSPECTUS	69

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following four allocation models:

	Growth 70/30	Moderate 60/40	Conservative 40/60
Equity
American Century VP Mid Cap Value Fund (Class II)	6%	5%	4%
Columbia Variable Portfolio-Small Cap Value Fund (Class 2)	2%	2%	2%
Fidelity VIP ContraFund® Portfolio (Service Class 2)	5%	4%	2%
Ivy Funds VIP Mid Cap Growth Fund	5%	4%	3%
MFS® New Discovery Portfolio (Service Class)	2%	2%	0%
MFS® Blended Research® Core Equity Portfolio (Service Class)	7%	6%	3%
Oppenheimer Main Street Small Cap Fund®/VA (Service Class)	5%	4%	2%
Pioneer Equity Income VCT Portfolio (Class II)	9%	8%	6%
Putnam VT Equity Income Fund IB	6%	5%	4%
Putnam VT Investors Fund IB	7%	7%	4%
T. Rowe Price Blue Chip Growth Portfolio II	7%	6%	5%
International/Global
Invesco V.I. International Growth Fund (Series II)	2%	2%	0%
Templeton Foreign VIP Fund (Class 2 Shares)	7%	5%	5%
Franklin U.S. Government Securities VIP Fund (Class 2 Shares)	5%	7%	10%
Fixed Income
MFS® Total Return Bond Series (Service Class)	3%	4%	7%
Oppenheimer Global Strategic Income Fund/VA (Service Class)	5%	6%	8%
Pioneer Bond Fund VCT (Class II)	5%	6%	9%
RS Investment Quality Bond VIP Series	4%	5%	9%
RS Low Duration Bond VIP Series	4%	6%	9%
Western Asset Core Plus VIT Portfolio (Class II)	4%	6%	8%

We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis. Currently, rebalancing takes place on the first Friday in the second month of each calendar quarter.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment

70	PROSPECTUS	OTHER CONTRACT FEATURES

results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

While this rider is in effect, GIAC reserves the right to:

•	Restrict the contract owner’s ability to allocate all or a portion of a premium payment to an allocation option and/or limit transfers between allocation options;

•	Specify minimum and maximum percentages of Accumulation Value that the contract owner may have allocated to any allocation option and/or group of allocation options;

•

Require that all or a portion of premium payment(s) and/or Accumulation Value be allocated in accordance with an allocation model chosen by the contract owner from among one or more specified allocation models (consisting of allocation options in pre-set allocation percentages);

•

Require that certain allocation options be chosen for the allocation of premium payment(s) and/or transfer of Accumulation Value only if the contract owner also allocates (or has allocated) premium payments and/or Accumulation Value in certain other specified allocation options;

•

Add, close, eliminate or substitute the allocation options that comprise each allocation model only if an underlying Fund that comprises part of an allocation model becomes unavailable under this contract (e.g., closure of the Fund to new investments, liquidation or merger of the Fund);

•	Add allocation models as eligible investment options under the rider that will be available to contract owners if they choose to utilize them;

•	Restrict transfers between allocation models; and

•	Require periodic rebalancing of Accumulation Value in accordance with the allocation model allocation percentages.

Premium payments and transfer requests must comply with any restrictions imposed by GIAC in accordance with the preceding paragraph. GIAC will reject any request that does not comply with such restrictions. To the extent that the strategies underlying the restrictions are successful, GIAC will benefit from a reduction of the risk arising from its guarantee obligations under the rider and GIAC will have less risk to hedge under the GLWB rider than would be the case if contract owners did not invest in accordance with the restrictions. The restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives. Please see Transfers and Frequent transfers among the Variable Investment Options for more information about transfers under your contract.

OTHER CONTRACT FEATURES	PROSPECTUS	71

If you elect to purchase the GLWB rider, you may wish to take advantage of the optional Fixed Dollar Cost Averaging program (Fixed DCA). See The Accumulation Period: Managing your annuity. You must elect this program when you buy your contract. This program lasts for a three month period beginning on the issue date of the contract. All premium payments received while Fixed DCA is in effect will be initially allocated into the Fixed DCA Account. In the Fixed DCA Account, we guarantee that the Net Premium payments you invest will earn daily interest at a minimum annual rate of at least 1%. The value of your Net Premiums invested in the Fixed DCA Account does not vary with the investment experience of any variable investment option. The money that you put into the Fixed DCA Account becomes part of GIAC’s general assets. At times, we may choose to pay interest at a rate higher than the minimum annual rate, but we are not obliged to do so. Higher rates on the Fixed DCA Account are determined at our discretion, and we can change them prospectively without notice.

Additional premium payments received after the issue date of your contract will not extend the term of the program. The first transfer occurs on the first Monthly Contract Anniversary. At that time, one-third of the contract accumulation value in the Fixed DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. On the second Monthly Contract Anniversary, one-half of the Accumulation Value in the Fixed DCA Account will be transferred to the allocation model that is in effect at the time of the transfer. On the third Monthly Contract Anniversary, the remaining Accumulation Value in the Fixed DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. If one or more of the Monthly Contract Anniversary dates is not a Valuation Date, the transfer will occur on the next Valuation Date. If you terminate the dollar cost averaging program during the time it is in effect, the remaining Accumulation Value in the Fixed DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. Premium payments received after this program ends will be invested into the GLWB allocation model in effect when the premium payment is received.

Dollar cost averaging may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. There is no fee for this dollar cost averaging program. Fixed DCA may not be available in your state. Transfers under this program do not count against any free transfers permitted under your contract. We have the right to modify or discontinue this Dollar Cost Averaging program at any time for contractowners who are not currently participating in the program. If you are already participating in Fixed DCA at the time we modify or discontinue it for future contractowners, you will not be affected by this modification or discontinuance.

We reserve the right to agree or refuse to issue the GLWB rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If

72	PROSPECTUS	OTHER CONTRACT FEATURES

you select the Highest Anniversary Value Death Benefit and/or the Earnings Benefit riders, you cannot select the GLWB rider. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

OTHER CONTRACT FEATURES	PROSPECTUS	73

FINANCIAL INFORMATION

The value

of your account

To determine the value of your account, we multiply the number of Accumulation Units in each option by the current unit value for the option.

HOW WE CALCULATE ACCUMULATION UNIT VALUES

When you choose a variable investment option, you accumulate variable Accumulation Units. To calculate the number of Accumulation Units you buy with each payment, we divide the amount you invest in a variable investment option by the value of units in that variable investment option. We use the unit value next calculated after we have received and accepted your payment. We calculate unit values at the close of business of the New York Stock Exchange, usually at 4:00 p.m. Eastern time, each day the Exchange is open for trading.

To determine your Accumulation Value in the Variable Investment Options, we multiply the number of Accumulation Units in each variable investment option by the current unit value for that option. The current unit value for each variable investment option is determined by multiplying the unit value for the applicable variable investment option for the prior Valuation Period by the net investment factor for the current Valuation Period.

The net investment factor is a measure of the investment experience of each variable investment option. We determine the net investment factor for a given Valuation Period as follows:

•	At the end of the Valuation Period we add together the net asset value of a Fund share and its portion of dividends and distributions made by the Fund during the period.

•	We divide this total by the net asset value of the particular Fund share calculated at the end of the preceding Valuation Period.

•

Finally we add up the daily charges (mortality and expense risks, administrative expenses, any annuity taxes, the enhanced death benefit, living benefit and/or earnings benefit rider(s) where applicable) and subtract them from the above total.

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CONTRACT COSTS AND EXPENSES

We deduct the charges described below to cover costs and expenses, services provided, and risks assumed under the contracts. The amount of a charge may not strictly correspond to the costs of providing the services or benefits indicated by the name of the charge or related to a particular contract, and we may profit from charges. For example, the contingent deferred sales charge (surrender charge) may not fully cover all of the sales and distribution expenses actually incurred by GIAC, and proceeds from other charges, including the mortality and expense risk charge, may be used in part to cover these expenses.

No sales charges are deducted from your premium payments when you make them. However, the following charges do apply:

Expenses of the Funds

The Funds you choose through your Variable Investment Options have their own management fees, 12b-1 fees, redemption fees and general operating expenses. The deduction of these fees and expenses is reflected in the per-share value of the Funds. They are fully described in the Funds’ prospectuses.

Mortality and expense risk charge

To cover our mortality and expense risk, you will pay a daily charge based on an annual rate of 1.15% for B Series and 1.50% for L Series of your Accumulation Value in the Variable Investment Options. Mortality risks arise from our promise to pay death benefits and make Annuity Payments to each Annuitant for life. Expense risks arise from the possibility that the amounts we deduct to cover sales and administrative expenses may not be sufficient. We expect a profit from this charge and we can use any such profit for any legitimate corporate purpose, including paying distribution expenses for the contracts.

Administrative expense

You will also pay a daily charge based on an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options to compensate us for processing and administrative expenses incurred in connection with the contract and the Separate Account.

In addition, the following charges may apply:

Contingent deferred sales charge (surrender charge)

If you make a withdrawal from your Accumulation Value or surrender your contract, then you may pay a contingent deferred sales charge (surrender charge) on any amount withdrawn or surrendered that was paid into your contract during the previous seven years for B Series and four years for L Series. This charge compensates us for expenses related to the sale of contracts.

For withdrawals, you may instruct us to deduct any applicable contingent deferred sales charges (surrender charges) from the amount requested. Otherwise, we will deduct the sales charge from the remaining value of your contract. We do not impose a contingent deferred sales charge (surrender charge) on the amount deducted from the remaining value.

Costs and

expenses

No sales charges are deducted from your premium payments when you make them. However, the following charges will apply:

•	expenses of the Funds

•	mortality and expense risk charge

•	administrative expense

and the following charges may apply:

•	contract fee;

•	highest anniversary value death benefit rider expense

•	earnings benefit rider expense

•	guaranteed lifetime withdrawal benefit rider expense

•	contingent deferred sales charge (surrender charge)

•	withdrawal charge

•	annuity taxes

•	transfer charge

See accompanying text for details.

FINANCIAL INFORMATION	PROSPECTUS	75

Contingent deferred sales

charges (surrender charges) – B Series

Number of full years completed since premium payment was made	Contingent deferred sales charge (%)
0	8
1	7.5
2	6.5
3	5.5
4	5
5	4
6	3
7+	0

Contingent deferred sales

charges (surrender charges) – L Series

Number of full years completed since premium payment was made	Contingent deferred sales charge (%)
0	8%
1	7.5%
2	6.5%
3	5.5%
4+	0%

When we calculate the contingent deferred sales charge (surrender charge), all amounts deducted are deemed to be withdrawn on a first-in, first-out basis. (Contingent deferred sales charges (surrender charges) are listed in the table to the right.)

Each contract year, you can make a withdrawal from the contract without paying a contingent deferred sales charge (surrender charges) at the time of the withdrawal, however, of a Free Withdrawal Amount equal to 10% of Chargeable Premiums minus the aggregate amount of all prior Free Withdrawal Amounts made during the current contract year. The Free Withdrawal Amount is not cumulative – any Free Withdrawal Amount not taken during a given contract year cannot not be taken as a Free Withdrawal Amount in a subsequent contract year. The Free Withdrawal Amount is not applicable in the case of a surrender of the contract.

Also, all premium payments made before spousal continuation or prior to the time a contract is issued pursuant to an internal 1035 exchange of certain contracts will not be subject to a contingent deferred sales charge (surrender charges). See Other contract features: Spousal continuation.

We do not impose contingent deferred sales charges (surrender charges) on contracts bought by:

•	present or retired directors, officers, employees, general agents, or field representatives of Guardian Life or its subsidiaries

•	present or retired directors or officers of any of the Funds

•

present and retired directors, trustees, officers, partners, registered representatives and employees of (i) broker-dealer firms that have written sales agreements with Park Avenue Securities LLC (“PAS”) and (ii) broker-dealer firms that had written sales agreements prior to March 31, 2015 with Guardian Investor Services LLC (“GIS”) for any variable annuity contract purchased prior to March 31, 2015

•	immediate family members of the individuals named above, based on their status at the time the contract was purchased, limited to their:

–	spouses
–	children and grandchildren
–	parents and grandparents
–	brothers and sisters

•	trustees or custodians of any employee benefit plan, IRA, Keogh plan or trust established for the benefit of persons named in the second and third bullets above

•

clients of broker-dealers, financial institutions and registered investment advisors that have entered into an agreement with GIAC to participate in fee-based wrap accounts or similar programs to purchase contracts

Contract fee

We deduct a yearly fee of $35 (lower where required by state law) on each anniversary date of your contract. To pay this charge, we will cancel the number of Accumulation Units that is equal in value to the fee. We cancel Accumulation Units in the same proportion as the percentage of the contract’s Accumulation Value attributable to each variable investment option and the fixed-rate option. If you surrender your

76	PROSPECTUS	FINANCIAL INFORMATION

contract on a day other than a Contract Anniversary Date, we will still deduct the contract fee for that year. We will waive the contract fee if the Accumulation Value of your contract plus the Accumulation Value of any other Guardian Investor Variable Annuity L Series, Guardian Investor Variable Annuity B Series and Guardian Investor II variable Annuity contracts you own individually or jointly totals $100,000 or more on the anniversary date of your contract provided each such contract contains a waiver of contract fee provision.

Highest anniversary value death benefit rider expense

If you choose the highest anniversary value death benefit rider and it is in effect, then you will pay a daily charge based on an annual rate 0.40% of your Accumulation Value in the Variable Investment Options.

Earnings benefit rider expense

If you choose the earnings benefit rider and it is in effect, then you will pay a daily charge based on an annual rate of 0.25% of your Accumulation Value in the Variable Investment Options. This fee is charged even during periods when this rider would not pay any benefits because there are no earnings.

Guaranteed lifetime withdrawal benefit rider expense

If you choose the guaranteed lifetime withdrawal benefit rider and it is in effect, then we will assess an annual charge on each contract anniversary of a percentage of the adjusted guaranteed withdrawal balance at the time the charge is deducted. We will not deduct this charge after the payment of any death benefit or after we have begun to make Annuity Payments under the contract. The current annual guaranteed lifetime withdrawal benefit charge percentage ranges from 0.95% to 2.15%, depending on the option you choose. We have the right to change the current charge percentage, but it will never exceed 4.10%. This charge is deducted from each variable investment option and the fixed-rate option in proportion to the amount of Accumulation Value in each option.

Withdrawal charge

During the annuity period, if you choose Fixed Annuity Payments to Age 100, Variable Annuity Payments to Age 100, or Payments for a Period Certain as an annuity payout option and you make more than one withdrawal in a calendar quarter, then you will pay an administrative charge equal to the lesser of $25 or 2% of the amount of the withdrawal.

Annuity taxes

Some states and municipalities may charge annuity taxes when premium payments are made or when you begin to receive Annuity Payments. These taxes currently range from 0.50% up to 3.5% of the premium payments made.

In jurisdictions where the annuity tax is incurred when a premium payment is made, we will pay the annuity tax on your behalf and then deduct the same amount from the value of your contract when you surrender it, or on your death, or when your Accumulation Value is applied under a payout option, whichever happens first. We will do this only if permitted by applicable law.

FINANCIAL INFORMATION	PROSPECTUS	77

Tax advice

Consult your own tax adviser about your circumstances, any recent tax developments, and the impact of state tax laws.

Deferring tax

When you invest in an annuity contract, you usually don’t pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

Employer-

sponsored or

independent?

If you invest in a variable annuity as part of an individual retirement annuity, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

Transfer charge

Currently, we do not charge for transfers. However, we reserve the right to charge up to $25 for each transfer. We will deduct this charge on a proportional basis from the options from which amounts are transferred.

FEDERAL TAX MATTERS

The following summary provides a general description of the Federal income tax considerations associated with the contract. It is not intended to be complete, to cover all tax situations or address state taxation issues. This summary is not intended as tax advice. You should consult a tax adviser for more complete information. This summary is based on our understanding of the present Federal income tax laws. We make no representation as to the likelihood of continuation of the present Federal income tax laws or as to how they may be interpreted by the IRS.

We believe that our contracts will qualify as annuity contracts for Federal income tax purposes and the following summary assumes so. Further details are available in the Statement of Additional Information, under the heading Tax Status of the Contracts.

When you invest in an annuity contract, you usually do not pay taxes on your investment gains until you withdraw the money – generally for retirement purposes. In this way, annuity contracts have been recognized by the tax authorities as a legitimate means of deferring tax on investment income.

We believe that if you are a natural person you will not be taxed on increases in the Accumulation Value of a contract until a distribution occurs or until Annuity Payments begin. For these purposes, the agreement to assign or pledge any portion of a contract’s Accumulation Value and, in the case of a qualified contract (described below), any portion of an interest in the qualified plan generally will be treated as a distribution.

When Annuity Payments begin, you generally will be taxed only on the investment gains you have earned and not on the payments you made to purchase the contract. Generally, withdrawals from your annuity should only be made once you reach age 59 1/2, die or are disabled; otherwise a 10% tax penalty may be applied against any amounts included in income. Additional exceptions may apply to distributions from a qualified contract. You should consult a tax adviser with regard to exceptions from the penalty tax.

If you invest in a variable annuity as part of an individual retirement plan, pension plan or employer-sponsored retirement program, your contract is called a qualified contract. If your annuity is independent of any formal retirement or pension plan, it is termed a non-qualified contract.

78	PROSPECTUS	FINANCIAL INFORMATION

Taxation of non-qualified contracts

Non-natural person – If a non-natural person owns a non-qualified annuity contract, the owner generally must include in income any increase in the excess of the Accumulation Value over the investment in the contract (generally, the premiums or other consideration paid for the contract) during the taxable year. There are some exceptions to this rule and a prospective owner that is not a natural person should discuss these with a tax adviser.

This following summary generally applies to contracts owned by natural persons.

Withdrawals before the Annuity Commencement Date – When a withdrawal from a non-qualified contract occurs, the amount received will be treated as ordinary income subject to tax up to an amount equal to any excess of the Accumulation Value immediately before the distribution that exceeds the owner’s investment in the contract. Generally, the owner’s investment in the contract is the amount equal to the premiums or other consideration paid for the contract, reduced by any amounts previously distributed from the contract that were not subject to tax at that time. In the case of a surrender under a non-qualified contract, the amount received generally will be taxable only to the extent it exceeds the owner’s investment in the contract. If your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

It is possible that the IRS may decide to consider the charges you may choose to pay for certain optional benefits offered through the contract (e.g., GLWB rider, earnings benefit rider) to be taxable distributions to you which may also be subject to tax penalties if you are under age 59  1/2. You should consult your tax adviser before selecting any of the optional benefits available under this contract.

Withdrawals after the Annuity Commencement Date – After Annuity Payments begin, under Options V-4, F-4 and F-5, the payee has the right to withdraw a portion of the present value of the remaining payments. The IRS has concluded that a withdrawal on or after the annuity starting date is ordinary income subject to tax up to an amount equal to any excess of the cash value (determined without surrender charges) immediately before the withdrawal over the owner’s investment in the contract at the time (i.e., on an income first basis). In prior rulings, the IRS had concluded that the entire amount received as a withdrawal on or after the annuity starting date from a non-qualified contract was to be taxed as ordinary income (i.e., on an all taxable basis). GIAC currently intends to report amounts received as withdrawals pursuant to the income first basis set forth in the IRS’s most recent ruling. Given the uncertainty in this area, you should consult a tax adviser regarding the tax consequences to you of a withdrawal under Options V-4, F-4 or F-5.

FINANCIAL INFORMATION	PROSPECTUS	79

Other rules may apply to withdrawals from qualified contracts that elect Options V-4, F-4 or F-5.

Penalty tax on certain withdrawals – In the case of a distribution from a non-qualified contract, a federal tax penalty may be imposed equal to 10% of the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

•	made from an immediate annuity contract

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled, or

•	made as part of a series of substantially equal periodic payments for the life – or life expectancy – of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Options V-4, F-4, F-5 or any other option that provides for a period certain annuity in connection with a deferred annuity contract may fail to satisfy this exception and may be subject to the 10% penalty.

Other exceptions may apply under certain circumstances. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the penalty tax. In particular, you should consult a tax adviser if you wish to take withdrawals in addition to the annuity payment made under an election of Options V-4, F-4 or F-5 in connection with an immediate annuity contract.

Annuity Payments – Although tax consequences may vary depending on the payout option elected under an annuity contract, a portion of each annuity payment is generally not taxed, and the remainder is taxed as ordinary income. The non-taxable portion of an annuity payment is generally determined so that you recover your investment in the contract ratably on a tax-free basis over the expected stream of Annuity Payments, as determined when Annuity Payments begin. However, once your investment in the contract has been fully recovered, the full amount of each annuity payment is subject to tax as ordinary income.

Partial Annuitization – Under a new tax provision enacted in 2010, if part of an annuity contract’s value is applied to an annuity option that provides payments for one or more lives or for a period of at least ten years, those payments may be taxed as Annuity Payments instead of withdrawals. None of the payment options under the contract is intended to qualify for this “partial annuitization” treatment and, if you apply only part of the value of the contract to a payment option, we will treat those payments as withdrawals for tax purposes.

80	PROSPECTUS	FINANCIAL INFORMATION

Taxation of death benefits – Amounts may be distributed from a contract because of your death or the death of the Annuitant. Generally, such amounts are included in the income of the recipient as follows:

•	if distributed in a lump sum, they are taxed in the same manner as a surrender of the contract

•	if distributed under a payout option, they are taxed in the same way as Annuity Payments.

Transfers, assignments and contract exchanges – Transferring or assigning ownership of a contract, designating an Annuitant other than the owner, selecting certain maturity dates or exchanging a contract may result in certain tax consequences to you that are not outlined here. For example, such transactions may result in federal gift taxes for you and federal and state income taxes for the new owner, Annuitant or payee. If you are considering any such transaction, you should consult a professional tax adviser.

Withholding tax – Annuity distributions are generally subject to withholding for the recipient’s federal income tax liability. However, recipients can generally choose not to have tax withheld from distributions.

Separate account charges – It is possible that the IRS may take the position that fees deducted for certain optional benefits are deemed to be taxable distributions to you. In particular, the IRS may treat fees deducted for the optional benefits as taxable withdrawals, which might also be subject to a tax penalty if such withdrawals occur prior to age 59 1/2. Although we do not believe that the fees associated with any optional benefit provided under the contract should be treated as taxable withdrawals, you should consult your tax adviser prior to selecting any optional benefit under the contract.

Multiple contracts – All non-qualified deferred annuity contracts issued by GIAC or its affiliates to the same owner during any calendar year are treated as one annuity contract for purposes of determining the amount included in the contract owner’s income when a taxable distribution occurs.

Taxation of qualified contracts

Qualified arrangements receive tax-deferred treatment as a formal retirement or pension plan through provisions of the Internal Revenue Code. There is no added tax-deferred benefit of funding such qualified arrangements with tax-deferred annuities. While the contract will not provide additional tax benefits, it does provide other features and benefits such as death benefit protection and the possibility for income guaranteed for life.

Your rights under a qualified contract may be subject to the terms of the retirement plan itself, regardless of the terms of the qualified contract. Adverse tax consequences may result if you do not ensure that contributions, distributions and other transactions with respect to the contract comply with the law.

FINANCIAL INFORMATION	PROSPECTUS	81

Individual Retirement Accounts (IRAs) – As defined in Sections 219 and 408 of the Internal Revenue Code, individuals are allowed to make annual contributions to an IRA of up to the lesser of the specified annual amount or 100% of the compensation includable in their gross income. All or a portion of these contributions may be deductible, depending on the person’s income.

Distributions from certain retirement plans may be rolled over into an IRA on a tax-deferred basis without regard to these limits. SIMPLE IRAs under Section 408(p) of the Internal Revenue Code and Roth IRAs under Section 408A, may also be used in connection with variable annuity contracts.

SIMPLE IRAs allow employees to defer a percentage of annual compensation up to a specified annual amount to a retirement plan, if the sponsoring employer makes matching or non-elective contributions that meet the requirements of the Internal Revenue Code. The penalty for a premature distribution from a SIMPLE IRA that occurs within the first two years after the employee begins to participate in the plan is 25%, instead of the usual 10%.

Contributions to Roth IRAs are not tax-deductible and contributions must be made in cash or as a rollover or transfer from another Roth IRA or IRA. A rollover or conversion of an IRA to a Roth IRA may be subject to tax. You may wish to consult a tax adviser before combining any converted amounts with any other Roth IRA contributions, including any other conversion amounts from other tax years.

Distributions from Roth IRAs are generally not taxed. In addition to the income tax and 10% penalty which generally applies to distributions of earnings made before age 59 1/2, income tax and a 10% penalty will be imposed for any distribution of earnings made from a Roth IRA during the five taxable years starting after you first contribute to any Roth IRA. A 10% penalty tax may apply to amounts attributable to a conversion from an IRA if they are distributed during the five taxable years beginning with the year in which the conversion was made.

Corporate pension and profit-sharing plans – Under Section 401(a) of the Internal Revenue Code, corporate employers are allowed to establish various types of retirement plans for employees, and self-employed individuals are allowed to establish qualified plans for themselves and their employees.

Adverse tax consequences to the retirement plan, the participant or both may result if the contract is transferred to any individual as a means of providing benefit payments, unless the plan complies with all applicable requirements before transferring the contract.

Penalty tax on certain withdrawals – Distributions from certain qualified contracts may be subject to ordinary income taxes and a 10% federal tax penalty on the amount treated as income. However, there is generally no penalty on distributions that are:

•	made on or after the taxpayer reaches age 59 1/2

82	PROSPECTUS	FINANCIAL INFORMATION

•	made on or after the death of an owner

•	attributable to the taxpayer’s becoming disabled

•	made to pay deductible medical expenses

•	made to pay medical insurance premiums if you are unemployed

•	made to pay for qualified higher education expenses

•	made for a qualified first time home purchase up to $10,000

•	made as a qualified reservist distribution

•	for IRS levies, or

•	made as part of a series of substantially equal periodic payments for the life or life expectancy of the taxpayer.

If you receive systematic payments that you intend to qualify for the substantially equal periodic payment exception, changes to your systematic payments before you reach age 59 1/2 or within five years (whichever is later) after beginning your systematic payments will result in the retroactive imposition of the 10% tax penalty with interest. In addition, you should note that distributions made before you reach age 59 1/2 under Options V-4, F-4, F-5 or any other option that provides for a period certain annuity may fail to satisfy this exception and may be subject to the 10% tax penalty.

Other exceptions may apply under certain circumstances and certain exemptions may not be applicable to certain types of plans. Special rules may also apply to the exceptions noted above. You should consult a tax adviser with regard to exceptions from the tax penalty. In particular you should consult a tax adviser if you wish to take withdrawals in addition to the Annuity Payments made under an election of Options V-4, F-4 and F-5.

Other tax issues – You should note that the annuity contract includes a death benefit that in some cases may exceed the greater of the purchase payments or the contract value. The death benefit could be viewed as an incidental benefit, the amount of which is limited in any 401(a) plan. Because the death benefit may exceed this limitation, employers using the contract in connection with corporate pension and profit-sharing plans should consult their tax adviser. The IRS has not reviewed the contract for qualification as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as those available under this contract comport with IRA qualification requirements.

In the case of a withdrawal under a qualified contract; a ratable portion of the amount received is taxable, generally based on the ratio of the “investment in the contract” to the individual’s total account balance or accrued benefit under the retirement plan. The “investment in the contract” generally equals the amount of any non-deductible purchase payments paid by or on behalf of any individual. In many cases, the “investment in the contract” under a qualified contract can be zero. If

FINANCIAL INFORMATION	PROSPECTUS	83

your contract contains a guaranteed lifetime withdrawal benefit rider, the application of certain tax rules, particularly those rules relating to distributions from your contract, are not entirely clear. In view of this uncertainty, you should consult a tax adviser before purchasing a guaranteed lifetime withdrawal benefit rider.

Qualified contracts other than Roth IRAs have minimum distribution rules that govern the timing and amount of distributions. You should refer to your retirement plan, adoption agreement or consult a tax adviser for more information about these distribution rules. In any event, you should note that distributions made under Options V-4, F-4 or F-5 may not satisfy these minimum distribution rules. If you are attempting to satisfy these rules through withdrawals before the Annuity Commencement Date, the value of any enhanced death benefit or other optional rider may need to be included in calculating the amount required to be distributed. Consult a tax adviser.

Pension and annuity distributions generally are subject to withholding for the recipient’s federal income tax liability at rates that vary according to the type of distribution and the recipient’s tax status. Recipients generally are provided the opportunity to elect not to have tax withheld from distributions. Taxable “eligible rollover distributions” from section 401(a) plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to such a plan, except certain distributions such as distributions required by the Internal Revenue Code, hardship distributions or distributions in a specified annuity form. The 20% withholding does not apply, however, to nontaxable distributions or if (i) the employee (or employee’s spouse or former spouse as Beneficiary or alternate payee) chooses a “direct rollover” from the plan to a tax-qualified plan, IRA, Roth IRA or tax sheltered annuity or to a governmental 457 plan that agrees to separately account for rollover contributions; or (ii) a non-spouse Beneficiary chooses a “direct rollover” from the plan to an IRA established by the direct rollover.

Federal estate gift and generation-skipping transfer taxes

While no attempt is being made to discuss in detail the federal estate tax implications of the contract, a purchaser should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent’s gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning advisor for more information.

Under certain circumstances, the Internal Revenue Code may impose a generation skipping transfer tax (“GST”) when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the contract owner. Regulations issued under the Internal Revenue Code may require us to deduct the tax from your contract, or from any applicable payment, and pay it directly to the IRS.

84	PROSPECTUS	FINANCIAL INFORMATION

For 2016, the federal estate tax, gift tax and GST tax exemptions and maximum rates are $5,450,000 and 40%, respectively.

The potential application of these taxes underscores the importance of seeking guidance from a qualified adviser to help ensure that your estate plan adequately addresses your needs and that of your beneficiaries under all possible scenarios.

Medicare tax

Beginning in 2013, distributions from non-qualified annuity policies will be considered “investment income” for purposes of the newly enacted Medicare tax on investment income. Thus, in certain circumstances, a 3.8% tax may be applied to some or all of the taxable portion of distributions (e.g. earnings) to individuals whose income exceeds certain threshold amounts. Please consult a tax advisor for more information.

Annuity purchases by nonresident aliens and foreign corporations

The discussion above provides general information regarding U.S. federal income tax consequences to annuity contract purchasers that are U.S. citizens or residents. Purchasers that are not U.S. citizens or residents will generally be subject to U.S. federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, such purchasers may be subject to state and/or contract municipal taxes and taxes that may be imposed by the purchasers country of citizenship or residence. Certain non-participating and non-compliant foreign entities may be subject to 30% withholding under the Foreign Account Tax Compliance Act (FATCA) unless the contract is considered grandfathered. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state and foreign taxation with respect to an annuity contract purchase.

Our income taxes

At the present time, we make no charge for any federal, state or local taxes – other than the charge for state and local premium taxes that we incur – that may be attributable to the investment divisions of the Separate Account or to the contracts. We do have the right in the future to make additional charges for any such tax or other economic burden resulting from the application of the tax laws that we determine are attributable to the investment divisions of the Separate Account or the contracts.

Under current laws in several states, we may incur state and local taxes in addition to premium taxes. These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

The benefit of any foreign tax credits attributable to taxes paid by certain Variable Investment Options to foreign jurisdictions cannot be passed through to you and thus we may benefit from such credits to the extent permitted under federal tax law.

FINANCIAL INFORMATION	PROSPECTUS	85

Possible tax law changes

Although the likelihood of legislative or regulatory change is uncertain, there is always the possibility that the tax treatment of the contract could change by legislation, regulation, or otherwise. You should consult a tax adviser with respect to legislative or regulatory developments and their effect on the contract.

We have the right to modify the contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment annuity contract owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend this summary as tax advice.

PERFORMANCE RESULTS

From time to time, we may show performance information for the Separate Account’s investment divisions in advertisements, sales literature or other materials provided to existing or prospective contract owners. We may also provide an existing or prospective contract owner with reports which use historical performance on a hypothetical basis to demonstrate how the choice of alternate underlying investment options would have affected the Accumulation Value, surrender value and death benefit during the accumulation phase and the amounts of Annuity Payments during the payout phase of the contract. These materials are based upon historical information and are not necessarily representative of future performance. When we show performance, we will always include SEC standard performance, which reflects all fees and charges from the date the investment option was first available in the contract. We may also show non-standard performance, reflecting all fees and charges from the inception of the investment option so long as it is accompanied by standard performance. We may also show non-standard performance without showing the effect of certain charges, such as contingent deferred sales charges (surrender charges), so long as it is accompanied by non-standard performance net of all charges.

Among the key performance measures we use are total returns and yields.

Total returns include: average annual total return, total return, and change in Accumulation Unit value – all of which reflect the change in the value of an investment in an investment division of the Separate Account over a specified period, assuming the reinvestment of all income dividends and capital gains distributions.

Yield figures may be quoted for investments in shares of the Fidelity VIP Government Money Market Portfolio and other investment divisions. Current yield is a measure of the income earned on a hypothetical investment over a specified base period of seven days for the Fidelity VIP Government Money Market Portfolio investment division, and 30 days (or one month) for other investment divisions. Effective yield is another measure which may be quoted by the Fidelity VIP Government Money Market Portfolio investment division, which assumes that the net investment income earned during a base period will be earned and

86	PROSPECTUS	FINANCIAL INFORMATION

reinvested for a year. Yields are expressed as a percentage of the value of an Accumulation Unit at the beginning of the base period. Yields are annualized, which assumes that an investment division will generate the same level of net investment income over a one-year period. However, yields fluctuate daily.

Advertisements and sales literature for the investment divisions of the Separate Account may compare a Fund’s performance to that of investments offered through the separate accounts of other insurance companies that have similar investment objectives or programs. Promotional material may also compare a Fund’s performance to one or more indices of the types of securities that the Fund buys and sells for its portfolio. Performance comparisons may be illustrated by tables, graphs or charts. Additionally, promotional material may refer to:

•	the types and characteristics of certain securities

•	features of a Fund’s portfolio

•	financial markets

•	historical, current or perceived economic trends, and

•	topics of general investor interest, such as personal financial planning.

In addition, advertisements and sales literature may refer to or reprint all or portions of articles, reports or independent rankings or ratings which relate specifically to the investment divisions or to other comparable investments. However, such material will not be used to indicate future performance.

Advertisements and sales literature about the variable annuity contract and the Separate Account may also refer to ratings given to GIAC by insurance company rating organizations such as:

•	Moody’s Investors Service, Inc.

•	Standard & Poor’s Ratings Services

•	A.M. Best & Co.

•	Duff & Phelps.

These ratings relate only to GIAC’s ability to meet its obligations under the contract’s fixed-rate option and to pay death benefits and living benefits provided under the contract, not to the performance or safety of the Variable Investment Options.

Further information about the performance of each investment division is contained in their respective annual reports, which may be obtained from PAS free of charge.

FINANCIAL INFORMATION	PROSPECTUS	87

YOUR RIGHTS AND RESPONSIBILITIES

TELEPHONIC AND ELECTRONIC SERVICES

We will process certain transactions by telephone if you have authorized us to do so. We currently take fund transfer requests and changes in future allocations over the telephone. If you would like this privilege, please complete an authorization form, or complete the appropriate section of your application. Once we have your authorization on file, you can authorize permitted transactions over the telephone by calling 1-800-221-3252 between 9:00 a.m. and the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time.

In addition to telephone services, we offer you the ability to use your personal computer to receive documents electronically, review your account information and to perform other specified transactions. If you want to participate in any or all of our electronic programs, we ask that you visit our website (www.guardianannuities.com) for information and registration. If you choose to participate in the electronic document delivery program, you will receive financial reports, prospectuses, confirmations and other information via the Internet. You will not receive paper copies however, you have the right to request paper copies at any time.

Generally, you are automatically eligible to use these services when they are available. You must notify us if you do not want to participate in any or all of these programs. You may reinstate these services at any time. You bear the risk of possible loss if someone gives us unauthorized or fraudulent registration or instructions for your account so long as we believe the registration or instructions to be genuine and we have followed reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine. If we do not follow reasonable procedures to confirm that the registration or instructions communicated by telephone or electronically are genuine, we may be liable for any losses. Please take precautions to protect yourself from fraud. Keep your account information and PIN private and immediately review your statements and confirmations. Contact us immediately about any transactions you believe to be unauthorized.

We may change, suspend or eliminate telephone or Internet privileges at any time, without prior notice. We reserve the right to refuse any transaction request that we believe would be disruptive to contract administration or is not in the best interests of the contract owners or the Separate Account. Telephone and Internet services may be interrupted or response times slow if we are experiencing physical or technical difficulties, or economic or market emergency conditions. While we are experiencing such difficulties we ask you to send your request by regular or express mail and we will process it using the Accumulation Unit value first calculated after we receive the request at our Customer Service Office. We will not be responsible or liable for: any inaccuracy, error or delay in or omission of any information you transmit or deliver to us; any loss or damage you may incur because of such inaccuracy, error, delay, omission or non-performance; or any interruption resulting from emergency circumstances.

88	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

VOTING RIGHTS

We own all Fund shares held in the Separate Account. As the owner, we have the right to vote on any matter put to vote at any Fund’s shareholder meeting. However, to the extent we are required to by law, we will vote all Fund shares attributable to contracts by following instructions we receive from you and other contract owners with voting interests in the Funds. We will vote those shares for which we do not receive voting instructions in the same proportion as the shares for which we have received instructions. Because of this proportional voting, a small number of contract owners could control the outcome of the vote. We will solicit instructions when the Funds hold shareholder votes. We have the right to restrict contract owner voting instructions if the laws change to allow us to do so.

The owner of the contract has voting rights. Voting rights diminish with the reduction of your contract value. The fixed-rate option has no voting rights.

YOUR RIGHT TO CANCEL THE CONTRACT

During the 10 to 30 day period after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it. Longer periods may apply in some states.

To cancel your contract, we must receive both the contract and your cancellation notice in Good Order at our Customer Service Office. You can forward these documents to GIAC’s Customer Service Office or to the registered representative who sold you the contract. If you mail the notice, we consider it received on the postmark date, provided it has been properly addressed and the full postage has been paid.

Upon cancellation, we will refund to you:

•

the difference between the gross premiums you paid (including contract fees, annuity taxes and other charges) and the amounts we allocated to the variable investment and fixed-rate options you chose; and

•	the Accumulation Value of the contract on the date we receive your cancellation.

If state law requires, you will receive the greater of total premiums you paid for the contract or the Accumulation Value of your contract instead.

DISTRIBUTION OF THE CONTRACT

The variable annuity contract is sold by insurance agents who are licensed by GIAC and who are either registered representatives of PAS or of broker-dealer firms that have entered into sales agreements with PAS and GIAC. PAS and such other broker-dealers are members of the Financial Industry Regulatory Authority (FINRA).

Free-look period

During the 10 to 30 day period (the period varies depending on the state where you live) after receiving your contract, the free-look period, you have the right to examine your contract and return it for cancellation if you change your mind about buying it.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	89

GIAC will generally pay commissions to these individuals or broker-dealer firms for the sale of contracts. When we compensate a firm, the representative responsible for the sale of the contract will receive a portion of the compensation based on the practice of the firm. Commissions may vary, but will not exceed the limits of applicable laws and regulations.

Commissions paid in conjunction with the B Series will be up to 8% on all premium payments made in the first contract year. A commission of up to 1% per annum of the Accumulation Value of the contract may be paid quarterly beginning in the second contract year. If the owner is age 81 or older on the contract’s issue date, a commission of up to 3.5% on all premium payments will be paid in the first contract year and a commission of up to 0.50% per annum of the Accumulation Value of the contract may be paid quarterly beginning in the second contract year. Trail commissions of up to 0.25% per annum may continue to be paid on variable annuity payouts after the Annuity Commencement Date, if the owner is younger than 81 years old at the time the contract is issued.

Commissions paid in conjunction with the L series will be up to 7% on all premium payments made in the first contract year. A commission of up to 1% per annum of the Accumulation Value of the contract may be paid quarterly beginning in the second contract year. If the owner is age 81 or older on the contract’s issue date, a commission of up to 3.5% on all premium payments will be paid in the first contract year and a commission of up to 1% per annum of the Accumulation Value of the contract may be paid quarterly beginning in the second contract year. Trail commissions of up to 0.50% per annum will continue to be paid on variable annuity payouts after the Annuity Commencement Date, if the owner is younger than 81 years old at the time contract is issued.

We reserve the right to pay any compensation permissible under applicable state law and regulations, including, for example, additional sales or service compensation while a contract is in force or additional amounts paid in connection with special promotional incentives. In addition, we may compensate certain individuals for the sale of contracts in the form of commission overrides, expense allowances, bonuses, wholesaler fees and training allowances. Individuals may also qualify for non-cash compensation such as expense-paid trips and educational seminars.

In addition to the compensation described above, GIAC may make additional cash payments (sometimes called “revenue sharing”) or make reimbursements to some broker-dealers in recognition of their marketing and distribution, transaction processing, and/or administrative services support. Marketing and distribution support services may include, among other services, placement of GIAC’s products on the broker-dealers’ preferred or recommended list, access to the broker-dealers’ registered representatives for purposes of promoting sales of GIAC’s products, assistance in training and education of GIAC’s agents, and opportunities for GIAC to participate in sales conferences and educational seminars. Payments or reimbursements may be calculated as a percentage of the

90	PROSPECTUS	YOUR RIGHTS AND RESPONSIBILITIES

particular broker-dealer’s actual or expected aggregate sales of all of our variable contracts, or assets held within those contracts (generally not exceeding .20% of sales or .15% of assets held), and/or may be a fixed dollar amount. Additionally, we may increase the sales compensation paid to broker-dealers for a period of time for the sale of a particular product.

These arrangements may not be offered to all firms, and the terms of such arrangements may differ among firms. Firms and/or individual registered representatives within some firms that participate in one of these compensation arrangements might receive greater compensation for selling this contract than for selling a different annuity contract that is not eligible for these compensation arrangements. As a result, these payments may serve as an incentive for broker-dealers to promote the sale of particular products.

You should ask your registered representative for further information about what commissions or other compensation he or she, or the broker-dealer for whom he or she works, may receive in connection with your purchase of a contract. Also inquire about any revenue sharing arrangements that we and our affiliates may have with the selling firm, including conflicts of interest that such arrangements may create. You may wish to take such payments and arrangements into account when considering and evaluating any recommendation relating to the contracts.

If you return your contract under the right to cancel provisions, the representative may have to return some or all of any commissions we have paid.

No specific charge is assessed directly to contract owners or the Separate Account to cover commissions or other forms compensation described above. We do intend to recoup commissions and other sales expenses and incentives that we pay, however, through fees and charges deducted under the policy and other corporate revenue.

The principal underwriter of the contract is PAS, located at 7 Hanover Square, New York, New York 10004.

YOUR RIGHTS AND RESPONSIBILITIES	PROSPECTUS	91

SPECIAL TERMS USED IN THIS PROSPECTUS

Accumulation Period

The period between the issue date of the contract and the Annuity Commencement Date.

Accumulation Unit

A measure used to determine the value of a contract owner’s interest in each variable investment option under the contract before Annuity Payments begin. Each variable investment option will have its own Accumulation Units.

Accumulation Value

The sum of the values attributable to the Variable Investment Options and the fixed-rate option that are credited to a contract.

Annuitant

The person on whose life the Annuity Payments payable under the contract are based.

Annuity Commencement Date

The date on which Annuity Payments under the contract begin.

Annuity Payments

Periodic payments, either variable or fixed in nature, made by GIAC to the contract owner at monthly or other periodic intervals after the Annuity Commencement Date.

Annuity Unit

A measure used to determine the amount of any variable annuity payment.

Basic Contract

The contract, excluding any optional benefit riders or endorsements.

Beneficiary

The person(s) designated to receive any benefits under a contract upon the death of an owner.

Chargeable Premium

Each Net Premium that is subject to a Contingent Deferred Sales Charge (surrender charge), less the amount of any withdrawals attributable to that premium on which we assessed a Contingent Deferred Sales Charge.

Contract Anniversary Date

The annual anniversary measured from the issue date of the contract.

Contingent Annuitant

The person you name at issue to become the Annuitant if the Annuitant dies before the Annuity Commencement Date. The owner’s right to name a Contingent Annuitant may be restricted under the provisions of a retirement or deferred compensation plan for which the contract is issued. A Contingent Annuitant may be named only if permitted by the laws of the jurisdiction in which the contract is issued, and is not permitted if there is a non-natural owner.

Contingent Beneficiary

The person(s) designated to receive any benefits under a contract upon an owner’s death should all primary beneficiaries predecease such owner.

Customer Service Office

The Guardian Insurance & Annuity Company, Inc., Customer Service Office, Box 26210, Lehigh Valley, Pennsylvania 18002. Our telephone number is 1-800-221-3253.

Death Benefit Covered Person (California Only)

The person shown on the contract data pages on whom a death benefit is payable under the contract in the event of that person’s death prior to the Annuity Commencement Date. This person cannot be changed except in accordance with the spousal continuation provision.

Due Proof of Death in Good Order

A certified death certificate, all necessary claim paperwork and such other information as we may require to process the death benefit.

Funds

The open-end management investment companies, each corresponding to a variable investment option. The Funds are listed on the front cover of this prospectus.

Good Order

Notice from any party authorized to initiate a transaction under this contract, received in a format satisfactory to GIAC at its Customer Service Office, that contains all information required by GIAC to process that transaction. In addition, transaction requests must be received on a Valuation Date no later than the close of the New York Stock Exchange, generally 4:00 p.m. Eastern time, in order to receive that day’s Accumulation Unit values.

Monthly Contract Anniversary

The same date of each calendar month as the issue date of the Basic Contract, or the last day of a calendar month, if earlier.

92	PROSPECTUS	SPECIAL TERMS USED IN THIS PROSPECTUS

Net Premium

A premium paid by the owner to us in accordance with the provisions of the contract, less any applicable annuity taxes.

Owner (Contract Owner)

You (or your); the person(s) or entity designated as the owner in the contract.

Valuation Date

A date on which Accumulation Unit values are determined. Accumulation Unit values are determined on each date on which the New York Stock Exchange or its successor is open for trading.

Valuation Period

The time period from the determination of one Accumulation Unit and Annuity Unit value to the next.

Variable Investment Options

The Funds underlying the contract are the Variable Investment Options – as distinguished from the fixed-rate option – available for allocations of Net Premium payments and allocation values.

SPECIAL TERMS USED IN THIS PROSPECTUS	PROSPECTUS	93

OTHER INFORMATION

LEGAL PROCEEDINGS

We, like other insurance companies, are involved in lawsuits and insurance department audits, inquiries and market conduct examinations. Although the outcome of any of these matters cannot be predicted with certainty, we believe that at the present time there are no pending or threatened actions that are reasonably likely to have a material adverse impact on the Separate Account, on the ability of PAS to perform under its principal underwriting agreement, or on GIAC’s ability to meet its obligations under the contract.

CYBER-SECURITY

Our variable product business is highly dependent upon our computer systems and those of our business partners, so our business is potentially susceptible to risks resulting from a cyber-attack. These risks include, among other things, the theft, misuse, corruption and destruction of data maintained online or digitally, operational disruption, and unauthorized release of confidential customer information. A cyber-attack may adversely affect us and your contract value by, for example, interfering with our processing of contract transactions or our ability to calculate unit values, or causing the release and possible destruction of confidential customer or business information. Cyber security risks may also impact the issuers of securities in which the underlying Funds invest, which may cause the Funds underlying your contract to lose value. While we will continue to take steps to keep our systems safe, there can be no assurance that we or the underlying Funds or our service providers will avoid losses due to cyber-attacks or information security breaches.

WHERE TO GET MORE INFORMATION

Our Statement of Additional Information (SAI) has more details about the contract described in this prospectus. If you would like a free copy, please call us toll-free at 1-800-221-3253, or write to us at the following address:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

Box 26210

Lehigh Valley, Pennsylvania 18002

The SAI contains the following information:

•	Services to the Separate Account

•	Annuity Payments

•	Tax status of the contracts

•	Tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider

•	Calculation of Yield Quotations for the Fidelity VIP Government Money Market Portfolio Investment Division

•	Valuation of assets of the Separate Account

•	Qualified plan transferability restrictions

•	Experts

•	Financial statements

94	PROSPECTUS	OTHER INFORMATION

APPENDIX A – SUMMARY FINANCIAL INFORMATION

The following charts containing accumulation unit information for the time periods indicated are derived from the financial statements of Separate Account R, which were audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, for the year ending December 31, 2015. The data in the charts should be read in conjunction with the financial statements, related notes and other financial information for Separate Account R, which are included in the Statement of Additional Information.

The Separate Account commenced operations on March 8, 2004, although Guardian Investor II Variable Annuity B Series and L Series were not available for sale until June 2012. All accumulation values when they first became available began at an accumulation unit value of $10.00. If no data appears for a particular unit value or rider, then that funding option or rider was not available at that time or there were no outstanding accumulation units. The accumulation unit value as indicated for the end of one year is also the accumulation unit value at the beginning of next year.

Number of accumulation units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

B Series

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
RS Large Cap Alpha VIP Series	2015	124,697	—	23,788	—
	2014	96,727	—	16,252	—
	2013	42,640	—	12,790	—
	2012	8,932	—	818	—
RS S&P 500 Index VIP Series	2015	87,893	—	30,684	—
	2014	73,048	—	27,092	—
	2013	53,793	—	23,498	—
	2012	9,652	—	11,853	—
RS High Yield VIP Series	2015	27,111	—	21,011	—
	2014	21,141	29	20,456	—
	2013	11,432	29	20,415	—
	2012	8,582	590	9,421	—
RS Low Duration Bond VIP Series	2015	7,162,629	—	14,727	—
	2014	5,164,550	—	11,808	—
	2013	3,507,923	—	8,692	—
	2012	1,619,126	—	1,431	—
RS Small Cap Growth Equity VIP Series	2015	61,734	—	124,867	—
	2014	42,241	—	104,310	—
	2013	25,360	—	46,933	—
	2012	2,526	—	11,684	—
RS International VIP Series	2015	20,454	—	3,814	—
	2014	15,486	—	1,864	—
	2013	12,028	—	1,161	—
	2012	4,255	—	1,255	—
RS Emerging Markets VIP Series	2015	93,151	—	276,646	—
	2014	83,108	—	230,521	—
	2013	52,591	—	84,235	—
	2012	1,711	—	13,317	—
RS Investment Quality Bond VIP Series	2015	9,621,085	—	30,492	—
	2014	7,564,096	60	25,814	—
	2013	5,315,142	61	21,260	—
	2012	2,414,398	1,220	921	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2015	1,544,741	—	24,519	—
	2014	1,349,660	46	21,855	—
	2013	881,777	47	254	—
	2012	423,284	939	245	—
Invesco V.I. Core Equity Fund Series II	2015	4,912,321	—	2,822	—
	2014	4,195,488	—	925	—
	2013	2,805,674	—	43	—
	2012	1,365,393	—	13	—

APPENDIX	PROSPECTUS	95

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
Invesco V.I. International Growth Fund Series II	2015	4,535,389	—	36,743	—
	2014	3,483,063	—	33,247	—
	2013	2,234,211	—	12,421	—
	2012	1,066,961	—	7,723	—
Invesco V.I. Small Cap Equity Fund Series II	2015	1,668,292	—	15,162	—
	2014	1,482,269	—	16,158	—
	2013	956,511	—	6,430	—
	2012	481,421	—	84	—
Invesco V.I. Comstock Fund Series II	2015	4,807,924	—	4,632	—
	2014	4,203,549	—	1,641	—
	2013	2,873,879	—	410	—
	2012	1,450,812	—	358	—
Invesco V.I. American Value Fund Series II	2015	1,454,480	—	70,508	—
	2014	1,245,879	—	55,327	—
	2013	845,522	—	43,280	—
	2012	412,470	—	14,297	—
AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)	2015	19,199	—	614	—
	2014	10,886	—	—	—
	2013	4,431	—	—	—
	2012	228	—	—	—
American Century VP Mid Cap Value Fund Class II	2015	3,714,576	—	99,358	—
	2014	2,610,968	—	71,017	—
	2013	1,978,376	—	10,445	—
	2012	1,112,230	—	911	—
BlackRock Capital Appreciation V.I. Fund Class III	2015	4,115,396	—	41,354	—
	2014	4,059,988	—	41,014	—
	2013	3,035,314	—	37,600	—
	2012	1,655,633	—	2,207	—
BlackRock Global Allocation V.I. Fund Class III	2015	72,518	—	25,319	—
	2014	49,318	—	19,058	—
	2013	44,083	—	17,162	—
	2012	7,328	—	12,168	—
BlackRock Large Cap Core V.I. Fund Class III	2015	2,754,947	—	12,516	—
	2014	2,584,260	—	9,563	—
	2013	1,937,572	—	9,950	—
	2012	1,051,295	—	1,988	—
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2015	2,046,467	—	29,315	—
	2014	1,430,388	—	28,116	—
	2013	1,016,040	—	13,042	—
	2012	587,131	—	5,056	—
Dreyfus Appreciation Portfolio Service Class	2015	949,698	—	1,925	—
	2014	857,709	—	1,970	—
	2013	623,731	—	1,287	—
	2012	315,181	—	335	—
Fidelity VIP Contrafund Portfolio Service Class 2	2015	7,280,457	—	94,735	—
	2014	5,572,637	—	88,927	—
	2013	4,175,382	—	54,847	—
	2012	2,253,881	—	11,061	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2015	161,519	—	6,811	—
Templeton Global Bond VIP Fund Class 2	2015	93,029	—	168,784	—
	2014	82,213	43	151,050	—
	2013	54,532	43	52,077	—
	2012	15,305	867	362	—
Templeton Foreign VIP Fund Class 2	2015	6,741,637	—	9,054	—
	2014	4,234,450	—	7,806	—
	2013	2,587,112	—	4,560	—
	2012	1,413,224	—	205	—

96	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
Franklin U.S. Government Securities VIP Fund Class 2	2015	8,034,164	—	13,726	—
	2014	5,754,494	—	9,156	—
	2013	4,010,673	—	5,566	—
	2012	1,822,110	—	691	—
Ivy Funds VIP Mid Cap Growth Fund	2015	6,577,404	—	435,541	—
	2014	4,367,395	—	365,996	—
	2013	3,112,255	—	153,380	—
	2012	1,712,356	—	31,715	—
MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)	2015	4,648,436	—	5,517	—
	2014	3,312,053	—	5,106	—
	2013	2,361,085	—	3,128	—
	2012	1,092,510	—	457	—
MFS Utilities Series Service Class	2015	1,640,739	—	29,659	—
	2014	1,281,651	29	27,276	—
	2013	941,190	29	22,921	—
	2012	478,618	584	1,383	—
MFS Technology Portfolio Service Class	2015	1,693,850	—	6,198	—
	2014	1,727,400	—	4,776	—
	2013	1,290,533	—	3,300	—
	2012	707,879	—	729	—
MFS New Discovery Portfolio Service Class	2015	—	—	—	—
	2014	—	—	—	—
	2013	520,679	—	1,581	—
	2012	303,046	—	351	—
MFS New Discovery Series Service Class	2015	1,206,942	—	1,589	—
	2014	824,515	—	2,145	—
MFS Blended Research Core Equity Portfolio Service Class	2015	2,534,773	—	—	—
Oppenheimer Main Street Small Cap Fund/VA Service Class	2015	4,000,018	—	12,188	—
	2014	2,704,298	—	9,349	—
	2013	1,978,366	—	7,014	—
	2012	1,189,192	—	643	—
Oppenheimer Global Strategic Income Fund/VA Service Class	2015	6,648,986	—	9,989	—
	2014	4,591,408	—	11,693	—
	2013	3,215,281	—	10,023	—
	2012	1,484,690	—	1,330	—
PIMCO Total Return Portfolio Advisor Class	2015	17,410,799	—	120,733	—
	2014	15,637,223	89	118,150	—
	2013	10,215,210	90	115,059	—
	2012	4,234,056	1,807	27,295	—
Pioneer Equity Income VCT Portfolio Class II	2015	8,494,447	—	13,975	—
	2014	5,974,893	—	12,293	—
	2013	4,399,342	—	7,512	—
	2012	2,426,548	—	626	—
Pioneer Bond VCT Portfolio Class II	2015	1,682,587	—	—	—
Putnam VT Equity Income Fund Class IB	2015	3,883,135	—	8,042	—
	2014	2,644,312	—	5,623	—
	2013	1,990,401	—	3,529	—
	2012	1,122,500	—	1,315	—
Putnam VT Investors Fund Class IB	2015	2,690,314	—	—	—
Western Asset Core Plus VIT Portfolio Class II	2015	1,556,026	—	—	—
T. Rowe Price Blue Chip Growth Portfolio II	2015	2,482,297	—	—	—

APPENDIX	PROSPECTUS	97

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
RS Large Cap Alpha VIP Series	2015	$16.33	$—	$16.10	$—
	2014	16.90	—	16.73	—
	2013	15.09	—	15.00	—
	2012	11.03	—	11.01	—
RS S&P 500 Index VIP Series	2015	15.58	—	15.35	—
	2014	15.64	—	15.47	—
	2013	13.98	—	13.89	—
	2012	10.74	—	10.72	—
RS High Yield VIP Series	2015	10.52	—	10.37	—
	2014	11.18	11.11	11.07	—
	2013	11.44	11.39	11.37	—
	2012	10.85	10.83	10.82	—
RS Low Duration Bond VIP Series	2015	9.82	—	9.68	—
	2014	9.92	—	9.82	—
	2013	9.97	—	9.90	—
	2012	10.08	—	10.06	—
RS Small Cap Growth Equity VIP Series	2015	16.79	—	16.55	—
	2014	16.92	—	16.75	—
	2013	15.58	—	15.48	—
	2012	10.53	—	10.50	—
RS International VIP Series	2015	12.66	—	12.48	—
	2014	12.73	—	12.60	—
	2013	13.63	—	13.55	—
	2012	11.51	—	11.49	—
RS Emerging Markets VIP Series	2015	8.50	—	8.37	—
	2014	9.87	—	9.77	—
	2013	10.40	—	10.33	—
	2012	10.93	—	10.90	—
RS Investment Quality Bond VIP Series	2015	10.25	—	10.10	—
	2014	10.36	10.29	10.25	—
	2013	9.95	9.91	9.89	—
	2012	10.26	10.25	10.24	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2015	12.91	—	12.72	—
	2014	13.68	13.59	13.53	—
	2013	13.31	13.26	13.23	—
	2012	10.51	10.50	10.49	—
Invesco V.I. Core Equity Fund Series II	2015	13.50	—	13.30	—
	2014	14.56	—	14.41	—
	2013	13.69	—	13.61	—
	2012	10.77	—	10.75	—
Invesco V.I. International Growth Fund Series II	2015	12.58	—	12.40	—
	2014	13.10	—	12.97	—
	2013	13.28	—	13.19	—
	2012	11.34	—	11.32	—
Invesco V.I. Small Cap Equity Fund Series II	2015	13.65	—	13.46	—
	2014	14.69	—	14.54	—
	2013	14.59	—	14.50	—
	2012	10.80	—	10.77	—
Invesco V.I. Comstock Fund Series II	2015	14.85	—	14.64	—
	2014	16.06	—	15.89	—
	2013	14.93	—	14.83	—
	2012	11.16	—	11.13	—
Invesco V.I. American Value Fund Series II	2015	13.50	—	13.31	—
	2014	15.10	—	14.95	—
	2013	13.99	—	13.90	—
	2012	10.59	—	10.57	—

98	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)	2015	$11.70	$—	$11.53	$—
	2014	12.02	—	—	—
	2013	11.70	—	—	—
	2012	10.60	—	—	—
American Century VP Mid Cap Value Fund Class II	2015	20.94	—	20.64	—
	2014	21.57	—	21.35	—
	2013	18.82	—	18.70	—
	2012	14.70	—	14.66	—
BlackRock Capital Appreciation V.I. Fund Class III	2015	15.60	—	15.38	—
	2014	14.84	—	14.69	—
	2013	13.87	—	13.78	—
	2012	10.54	—	10.52	—
BlackRock Global Allocation V.I. Fund Class III	2015	11.88	—	11.71	—
	2014	12.17	—	12.05	—
	2013	12.11	—	12.03	—
	2012	10.74	—	10.71	—
BlackRock Large Cap Core V.I. Fund Class III	2015	15.34	—	15.12	—
	2014	15.52	—	15.36	—
	2013	14.05	—	13.96	—
	2012	10.69	—	10.67	—
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2015	13.47	—	13.28	—
	2014	14.59	—	14.43	—
	2013	14.35	—	14.26	—
	2012	10.86	—	10.84	—
Dreyfus Appreciation Portfolio Service Class	2015	49.36	—	48.65	—
	2014	51.45	—	50.92	—
	2013	48.40	—	48.09	—
	2012	40.62	—	40.53	—
Fidelity VIP Contrafund Portfolio Service Class 2	2015	15.17	—	14.95	—
	2014	15.32	—	15.16	—
	2013	13.92	—	13.83	—
	2012	10.78	—	10.75	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2015	9.90	—	9.88	—
Templeton Global Bond VIP Fund Class 2	2015	10.59	—	10.44	—
	2014	11.23	11.15	11.11	—
	2013	11.18	11.14	11.11	—
	2012	11.16	11.14	11.13	—
Templeton Foreign VIP Fund Class 2	2015	14.43	—	14.22	—
	2014	15.65	—	15.48	—
	2013	17.86	—	17.74	—
	2012	14.73	—	14.69	—
Franklin U.S. Government Securities VIP Fund Class 2	2015	9.73	—	9.59	—
	2014	9.83	—	9.72	—
	2013	9.64	—	9.58	—
	2012	10.00	—	9.98	—
Ivy Funds VIP Mid Cap Growth Fund	2015	10.72	—	10.56	—
	2014	11.54	—	11.42	—
	2013	10.85	—	10.78	—
	2012	8.47	—	8.45	—
MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)	2015	10.28	—	10.14	—
	2014	10.49	—	10.38	—
	2013	10.07	—	10.01	—
	2012	10.35	—	10.33	—
MFS Utilities Series Service Class	2015	12.34	—	12.16	—
	2014	14.68	14.59	14.53	—
	2013	13.24	13.19	13.16	—
	2012	11.17	11.15	11.14	—

APPENDIX	PROSPECTUS	99

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
MFS Technology Portfolio Service Class	2015	$12.02	$—	$11.85	$—
	2014	11.03	—	10.91	—
	2013	10.13	—	10.07	—
	2012	7.63	—	7.61	—
MFS New Discovery Portfolio Service Class	2015	—	—	—	—
	2014	—	—	—	—
	2013	24.55	—	24.39	—
	2012	17.65	—	17.60	—
MFS New Discovery Series Service Class	2015	21.61	—	21.30	—
	2014	22.39	—	22.16	—
MFS Blended Research Core Equity Portfolio Service Class	2015	9.64	—	—	—
Oppenheimer Main Street Small Cap Fund/VA Service Class	2015	15.44	—	15.22	—
	2014	16.68	—	16.50	—
	2013	15.15	—	15.05	—
	2012	10.92	—	10.90	—
Oppenheimer Global Strategic Income Fund/VA Service Class	2015	10.30	—	10.15	—
	2014	10.71	—	10.60	—
	2013	10.60	—	10.53	—
	2012	10.79	—	10.76	—
PIMCO Total Return Portfolio Advisor Class	2015	10.25	—	10.10	—
	2014	10.36	10.29	10.25	—
	2013	10.08	10.04	10.02	—
	2012	10.44	10.42	10.41	—
Pioneer Equity Income VCT Portfolio Class II	2015	14.98	—	14.77	—
	2014	15.16	—	15.01	—
	2013	13.64	—	13.55	—
	2012	10.74	—	10.71	—
Pioneer Bond VCT Portfolio Class II	2015	9.75	—	—	—
Putnam VT Equity Income Fund Class IB	2015	21.62	—	21.31	—
	2014	22.61	—	22.38	—
	2013	20.35	—	20.22	—
	2012	15.59	—	15.55	—
Putnam VT Investors Fund Class IB	2015	9.38	—	—	—
Western Asset Core Plus VIT Portfolio Class II	2015	9.70	—	—	—
T. Rowe Price Blue Chips Growth Portfolio II	2015	10.13	—	—	—

100	PROSPECTUS	APPENDIX

APPENDIX A

Number of accumulation units outstanding at the end of the indicated period:

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

L Series

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
RS Large Cap Alpha VIP Series	2015	28,186	—	4,574	—
	2014	26,658	—	3,716	—
	2013	11,027	—	39	—
	2012	—	—	6	—
RS S&P 500 Index VIP Series	2015	4,539	3,063	5,576	—
	2014	4,268	3,065	3,792	—
	2013	2,672	3,066	452	—
	2012	79	3,067	254	—
RS High Yield VIP Series	2015	8,344	773	3,642	—
	2014	7,897	774	3,377	—
	2013	6,016	774	1,921	—
	2012	—	774	—	—
RS Low Duration Bond VIP Series	2015	1,629,695	—	8,255	—
	2014	1,348,111	—	7,277	—
	2013	823,976	—	4,946	—
	2012	307,451	—	351	—
RS Small Cap Growth Equity VIP Series	2015	17,487	—	3,654	—
	2014	17,153	—	3,779	—
	2013	7,140	—	—	—
	2012	91	—	—	—
RS International VIP Series	2015	5,611	—	304	—
	2014	5,368	—	221	—
	2013	1,459	—	16	—
	2012	3	—	3	—
RS Emerging Markets VIP Series	2015	7,005	770	4,380	—
	2014	6,200	771	3,105	—
	2013	4,185	771	32	—
	2012	10	771	3	—
RS Investment Quality Bond VIP Series	2015	2,350,810	—	16,995	—
	2014	1,991,530	—	17,448	—
	2013	1,242,923	—	9,594	—
	2012	456,031	—	552	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2015	362,002	—	187	—
	2014	338,992	—	187	—
	2013	234,966	—	—	—
	2012	87,598	—	—	—
Invesco V.I. Core Equity Fund Series II	2015	1,160,126	—	326	—
	2014	1,060,273	—	320	—
	2013	755,153	—	320	—
	2012	281,954	—	—	—
Invesco V.I. International Growth Fund Series II	2015	1,058,480	—	5,876	—
	2014	904,356	—	5,464	—
	2013	553,366	—	472	—
	2012	202,939	—	166	—
Invesco V.I. Small Cap Equity Fund Series II	2015	391,661	—	1,684	—
	2014	373,924	—	1,522	—
	2013	256,999	—	1,348	—
	2012	99,296	—	—	—
Invesco V.I. Comstock Fund Series II	2015	1,135,406	—	743	—
	2014	1,061,429	—	590	—
	2013	774,236	—	437	—
	2012	300,907	—	250	—

APPENDIX	PROSPECTUS	101

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
Invesco V.I. American Value Fund Series II	2015	340,881	—	871	—
	2014	314,873	—	871	—
	2013	226,449	—	162	—
	2012	85,495	—	—	—
AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)	2015	3,974	—	—	—
	2014	1,388	—	—	—
	2013	420	—	—	—
	2012	—	—	—	—
American Century VP Mid Cap Value Fund Class II	2015	868,838	—	2,341	—
	2014	719,143	—	2,412	—
	2013	449,709	—	2,014	—
	2012	198,308	—	368	—
BlackRock Capital Appreciation V.I. Fund Class III	2015	1,148,293	—	8,717	—
	2014	1,124,134	—	8,565	—
	2013	685,732	—	3,500	—
	2012	293,617	—	818	—
BlackRock Global Allocation V.I. Fund Class III	2015	10,505	—	685	—
	2014	3,517	—	547	—
	2013	3,476	—	339	—
	2012	39	—	—	—
BlackRock Large Cap Core V.I. Fund Class III	2015	781,350	—	3,591	—
	2014	725,747	—	3,566	—
	2013	433,278	—	1,817	—
	2012	181,168	—	389	—
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2015	473,035	—	1,132	—
	2014	384,646	—	1,084	—
	2013	228,241	—	779	—
	2012	105,680	—	174	—
Dreyfus Appreciation Portfolio Service Class	2015	265,034	—	682	—
	2014	236,780	—	709	—
	2013	141,620	—	625	—
	2012	56,051	—	105	—
Fidelity VIP Contrafund Portfolio Service Class 2	2015	1,818,268	—	8,502	—
	2014	1,543,506	—	8,084	—
	2013	944,027	—	4,117	—
	2012	395,396	—	1,045	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2015	1,371	—	280	—
Templeton Global Bond VIP Fund Class 2	2015	20,780	—	6,495	—
	2014	19,553	—	6,773	—
	2013	9,618	—	7,804	—
	2012	3	—	—	—
Templeton Foreign VIP Fund Class 2	2015	1,614,530	614	4,351	—
	2014	1,190,820	614	4,026	—
	2013	587,597	614	1,693	—
	2012	250,693	614	519	—
Franklin U.S. Government Securities VIP Fund Class 2	2015	1,823,528	—	4,911	—
	2014	1,495,563	—	4,912	—
	2013	930,621	—	2,592	—
	2012	346,514	—	378	—
Ivy Funds VIP Mid Cap Growth Fund	2015	1,545,798	—	9,144	—
	2014	1,200,543	—	8,651	—
	2013	692,376	—	3,200	—
	2012	300,086	—	607	—

102	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)	2015	1,067,042	—	2,757	—
	2014	874,334	—	2,758	—
	2013	558,302	—	2,579	—
	2012	210,515	—	229	—
MFS Utilities Series Service Class	2015	438,171	—	5,442	—
	2014	342,094	—	5,554	—
	2013	203,035	—	634	—
	2012	80,171	—	170	—
MFS Technology Portfolio Service Class	2015	454,749	—	4,745	—
	2014	465,534	—	4,728	—
	2013	279,978	—	655	—
	2012	119,945	—	242	—
MFS New Discovery Portfolio Service Class	2015	—	—	—	—
	2014	—	—	—	—
	2013	117,621	—	271	—
	2012	51,492	—	105	—
MFS New Discovery Series Service Class	2015	282,832	—	347	—
	2014	228,096	—	347	—
MFS Blended Research Core Equity Portfolio Service Class	2015	271,827	—	—	—
Oppenheimer Main Street Small Cap Fund/VA Service Class	2015	943,078	—	9,352	—
	2014	754,982	—	9,325	—
	2013	448,047	—	2,412	—
	2012	207,298	—	411	—
Oppenheimer Global Strategic Income Fund/VA Service Class	2015	1,499,900	—	2,993	—
	2014	1,200,452	—	2,993	—
	2013	748,220	—	897	—
	2012	281,149	—	332	—
PIMCO Total Return Portfolio Advisor Class	2015	4,347,052	1,953	21,806	—
	2014	4,011,457	1,953	20,416	—
	2013	2,595,247	1,954	16,471	—
	2012	839,425	1,955	714	—
Pioneer Equity Income VCT Portfolio Class II	2015	2,005,927	—	5,220	—
	2014	1,649,901	—	4,745	—
	2013	2,005,927	—	4,745	—
	2012	430,597	—	817	—
Pioneer Bond VCT Portfolio Class II	2015	148,239	—	—	—
Putnam VT Equity Income Fund Class IB	2015	921,974	279	2,566	—
	2014	735,068	279	2,631	—
	2013	451,792	279	1,854	—
	2012	199,240	279	392	—
Putnam VT Investors Fund Class IB	2015	283,366	—	—	—
Western Asset Core Plus VIT Portfolio Class II	2015	138,884	—	—	—
T. Rowe Price Blue Chip Growth Portfolio II	2015	263,815	—	—	—

APPENDIX	PROSPECTUS	103

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

Variable accumulation unit value for an accumulation unit value outstanding throughout the period:

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
RS Large Cap Alpha VIP Series	2015	$16.12	$—	$15.89	$—
	2014	16.75	—	16.57	—
	2013	15.01	—	14.91	—
	2012	—	—	10.99	—
RS S&P 500 Index VIP Series	2015	15.38	15.24	15.16	—
	2014	15.49	15.39	15.33	—
	2013	13.90	13.85	13.81	—
	2012	10.72	10.70	10.69	—
RS High Yield VIP Series	2015	10.39	10.30	10.24	—
	2014	11.08	11.01	10.97	—
	2013	11.37	11.33	11.30	—
	2012	—	10.81	—	—
RS Low Duration Bond VIP Series	2015	9.70	—	9.56	—
	2014	9.83	—	9.73	—
	2013	9.91	—	9.85	—
	2012	10.06	—	10.04	—
RS Small Cap Growth Equity VIP Series	2015	16.58	—	16.34	—
	2014	16.77	—	16.59	—
	2013	15.50	—	—	—
	2012	10.51	—	—	—
RS International VIP Series	2015	12.50	—	12.32	—
	2014	12.61	—	12.48	—
	2013	13.56	—	13.47	—
	2012	11.49	—	11.46	—
RS Emerging Markets VIP Series	2015	8.39	8.31	8.27	—
	2014	9.78	9.72	9.68	—
	2013	10.34	10.30	10.28	—
	2012	10.90	10.89	10.88	—
RS Investment Quality Bond VIP Series	2015	10.12	—	9.97	—
	2014	10.26	—	10.16	—
	2013	9.90	—	9.84	—
	2012	10.24	—	10.22	—
Invesco V.I. Mid Cap Core Equity Fund Series II	2015	12.74	—	12.56	—
	2014	13.55	—	13.41	—
	2013	13.24	—	—	—
	2012	10.49	—	—	—
Invesco V.I. Core Equity Fund Series II	2015	13.32	—	13.13	—
	2014	14.43	—	14.28	—
	2013	13.62	—	13.53	—
	2012	10.75	—	—	—
Invesco V.I. International Growth Fund Series II	2015	12.42	—	12.24	—
	2014	12.98	—	12.85	—
	2013	13.20	—	13.12	—
	2012	11.32	—	11.29	—
Invesco V.I. Small Cap Equity Fund Series II	2015	13.48	—	13.28	—
	2014	14.55	—	14.40	—
	2013	14.51	—	14.42	—
	2012	10.77	—	—	—
Invesco V.I. Comstock Fund Series II	2015	14.66	—	14.45	—
	2014	15.91	—	15.75	—
	2013	14.84	—	14.75	—
	2012	11.14	—	11.11	—
Invesco V.I. American Value Fund Series II	2015	13.33	—	13.14	—
	2014	14.96	—	14.81	—
	2013	13.91	—	13.82	—
	2012	10.57	—	—	—

104	PROSPECTUS	APPENDIX

APPENDIX A

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)	2015	$11.55	$—	$—	$—
	2014	11.91	—	—	—
	2013	11.63	—	—	—
	2012	—	—	—	—
American Century VP Mid Cap Value Fund Class II	2015	20.67	—	20.38	—
	2014	21.38	—	21.16	—
	2013	18.72	—	18.60	—
	2012	14.67	—	14.63	—
BlackRock Capital Appreciation V.I. Fund Class III	2015	15.40	—	15.18	—
	2014	14.71	—	14.55	—
	2013	13.79	—	13.70	—
	2012	10.52	—	10.50	—
BlackRock Global Allocation V.I. Fund Class III	2015	11.73	—	11.56	—
	2014	12.06	—	11.94	—
	2013	12.04	—	11.97	—
	2012	10.71	—	—	—
BlackRock Large Cap Core V.I. Fund Class III	2015	15.15	—	14.93	—
	2014	15.38	—	15.22	—
	2013	13.97	—	13.88	—
	2012	10.67	—	10.65	—
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2015	13.30	—	13.11	—
	2014	14.45	—	14.30	—
	2013	14.27	—	14.18	—
	2012	10.84	—	10.81	—
Dreyfus Appreciation Portfolio Service Class	2015	48.73	—	48.04	—
	2014	50.98	—	50.46	—
	2013	48.12	—	47.82	—
	2012	40.54	—	40.44	—
Fidelity VIP Contrafund Portfolio Service Class 2	2015	14.98	—	14.76	—
	2014	15.18	—	15.03	—
	2013	13.84	—	13.75	—
	2012	10.76	—	10.73	—
Fidelity VIP Government Money Market Portfolio Service Class 2	2015	9.88	—	9.85	—
Templeton Global Bond VIP Fund Class 2	2015	10.46	—	10.31	—
	2014	11.12	—	11.01	—
	2013	11.12	—	11.05	—
	2012	11.14	—	—	—
Templeton Foreign VIP Fund Class 2	2015	14.24	14.12	14.04	—
	2014	15.50	15.40	15.34	—
	2013	17.76	17.68	17.64	—
	2012	14.70	14.67	14.66	—
Franklin U.S. Government Securities VIP Fund Class 2	2015	9.61	—	9.47	—
	2014	9.74	—	9.63	—
	2013	9.58	—	9.52	—
	2012	9.98	—	9.96	—
Ivy Funds VIP Mid Cap Growth Fund	2015	10.58	—	10.43	—
	2014	11.43	—	11.31	—
	2013	10.79	—	10.72	—
	2012	8.45	—	8.43	—
MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)	2015	10.15	—	10.01	—
	2014	10.40	—	10.29	—
	2013	10.02	—	9.95	—
	2012	10.33	—	10.30	—
MFS Utilities Series Service Class	2015	12.18	—	12.01	—
	2014	14.55	—	14.40	—
	2013	13.17	—	13.08	—
	2012	11.15	—	11.12	—

APPENDIX	PROSPECTUS	105

HAVDB = Highest Anniversary Value Death Benefit Rider
EB = Earnings Benefit Rider

INVESTMENT OPTION	YEAR END	BASIC CONTRACT	BASIC CONTRACT with EB	BASIC CONTRACT with HAVDB	BASIC CONTRACT with HAVDB and EB
MFS Technology Portfolio Service Class	2015	$11.87	$—	$11.70	$—
	2014	10.93	—	10.81	—
	2013	10.07	—	10.01	—
	2012	7.61	—	7.59	—
MFS New Discovery Portfolio Service Class	2015	—	—	—	—
	2014	—	—	—	—
	2013	24.41	—	24.25	—
	2012	17.61	—	17.57	—
MFS New Discovery Series Service Class	2015	21.33	—	21.03	—
	2014	22.19	—	21.96	—
MFS Blended Research Core Equity Portfolio Service Class	2015	9.62	—	—	—
Oppenheimer Main Street Small Cap Fund/VA Service Class	2015	15.24	—	15.03	—
	2014	16.52	—	16.35	—
	2013	15.06	—	14.97	—
	2012	10.90	—	10.88	—
Oppenheimer Global Strategic Income Fund/VA Service Class	2015	10.17	—	10.02	—
	2014	10.61	—	10.50	—
	2013	10.54	—	10.47	—
	2012	10.77	—	10.74	—
PIMCO Total Return Portfolio Advisor Class	2015	10.12	10.03	9.97	—
	2014	10.26	10.19	10.15	—
	2013	10.02	9.98	9.96	—
	2012	10.42	10.40	10.39	—
Pioneer Equity Income VCT Portfolio Class II	2015	14.79	—	14.58	—
	2014	15.02	—	14.87	—
	2013	13.56	—	13.47	—
	2012	10.71	—	10.69	—
Pioneer Bond VCT Portfolio Class II	2015	9.73	—	—	—
Putnam VT Equity Income Fund Class IB	2015	21.34	21.15	21.04	—
	2014	22.40	22.26	22.17	—
	2013	20.24	20.16	20.11	—
	2012	15.56	15.53	15.52	—
Putnam VT Investors Fund Class IB	2015	9.35	—	—	—
Western Asset Core Plus VIT Portfolio Class II	2015	9.68	—	—	—
T. Rowe Price Blue Chip Growth Portfolio II	2015	10.10	—	—	—

106	PROSPECTUS	APPENDIX

APPENDIX B – INFORMATION ABOUT CONTRACTS ISSUED WITH A GLWB RIDER OPTION IN CONJUNCTION WITH APPLICATIONS DATED PRIOR TO AUGUST 1, 2015

This Appendix provides information about the GLWB rider options for contracts that were issued in conjunction with applications dated prior to August 1, 2015. You should carefully review your contract, including any attached riders, for complete information on the benefits, conditions and limitations of your contract.

Guaranteed Lifetime Withdrawal Benefit (GLWB) Rider

When you buy your contract, you can choose to buy a GLWB rider, if your initial premium payment is $5,000 or more unless GIAC agrees otherwise. You can choose one of the following options of this rider:

Single Options

Guardian Target 250:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Single life with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Single life with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Single life with step-ups only

Spousal Options

Guardian Target 250:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee, 15 year 250% cumulative guarantee and step-ups
Guardian Target 200:	Spousal with 7% annual minimum guarantee, 10 year 200% cumulative guarantee and step-ups
Guardian Target Future:	Spousal with 7% annual minimum guarantee and step-ups
Guardian Target Now:	Spousal with step-ups only

At the time of issue, the primary covered person (described below) and if applicable, the secondary covered person (described below) both must be younger than 81 years old and both the covered persons must be 45 years old or older unless GIAC agrees otherwise. This rider provides a guaranteed withdrawal amount (as described below) regardless of the investment performance of the contract when your investment allocations are made in accordance with specified model allocation requirements, beginning on the date you make your first withdrawal and ending on the earlier to occur of the annuity commencement date or the termination of the rider. This rider is irrevocable and can only be terminated on the earliest of the following:

•	the contract termination date; or

•	the date an annuity payout option under the contract commences; or

•	the date the accumulation value of the basic contract, the guaranteed withdrawal balance and the guaranteed withdrawal amount, each described below, all equal zero; or

•	the date we receive proof at our Customer Service Office in good order that the last surviving primary covered person or secondary covered person has died; or

•	the date an owner dies unless the basic contract is continued under a spousal continuation provision; or

APPENDIX	PROSPECTUS	107

APPENDIX B

•	except in California, the date of an ownership change or assignment under the basic contract, unless:

•

the new owner assumes full ownership of the basic contract and is essentially the same person (this includes but is not limited to the change from individual ownership to a revocable trust for the benefit of such individual owner or the change from joint ownership by a legally married or civil union couple to ownership by the surviving spouse/partner when one of them dies);

•	the assignment is for the purpose of effectuating a 1035 exchange of the basic contract.

Partners in a civil union or domestic partners in some states may not be considered married under federal law and therefore may not receive favorable tax treatment upon spousal continuation. Please consult your tax adviser before purchasing a GLWB rider if you are in a civil union or domestic partnership.

It is important to understand several key terms that are fundamental to this rider:

The guaranteed withdrawal balance (GWB) is used for the sole purpose of calculating the guaranteed withdrawal amount. The GWB may not equal the accumulation value in your contract on any given date. The GWB cannot be withdrawn in a lump sum and it can never exceed $6,000,000. The primary covered person is the person whose life, in conjunction with the secondary covered person’s life in the spousal options in certain situations, is used to determine the duration of the guaranteed withdrawal amount payments. The primary covered person must be a natural person and must also be the annuitant. The primary covered person may not be changed after the contract is issued. If the contract owner is a natural person, then the primary covered person must be the contract owner. The secondary covered person is the primary covered person’s legally married spouse or the partner of the primary covered person in a civil union that is legally recognized in the state in which this rider is issued on the contract’s issue date. If the secondary covered person is no longer the primary covered person’s spouse or civil union partner for any reason other than the death of the primary covered person, or if the secondary covered person dies before the primary covered person dies, there will no longer be a secondary covered person under the rider and spousal continuation of this rider and all provisions of the rider related to the secondary covered person will not be applicable. The guaranteed withdrawal amount (GWA) is the amount that is guaranteed to be available for withdrawal each contract year while either the primary covered person is living or the secondary covered person is living after having continued the contract after the primary covered person’s death and the rider remains in effect. The initial GWA is determined on the earlier of the date of the first withdrawal, the date the rider enters the settlement phase or the annuity commencement date. Please note that the lifetime withdrawal percentage (described below) will not change once the initial GWA is determined. The annual minimum guarantee basis is the amount that is multiplied by the 7% annual minimum guarantee percentage as part of the calculation of the annual minimum guarantee. The initial basis is equal to your initial premium payment plus any additional premium payments received during the first ninety days following the issue date of the basic contract. Thereafter, this basis is increased by the amount of any additional premium payments you make. The basis is also increased to equal the accumulation value of the basic contract on each step-up date (described below) whenever such accumulation value is greater than the current annual minimum guarantee basis. The basis is decreased by the amount of any withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section (described below), the basis will be reduced to the lesser of the accumulation value of the basic contract immediately after the withdrawal or the then current basis reduced by the amount of the withdrawal. A withdrawal is an amount withdrawn from the accumulation value of the basic contract, pursuant to an owner request, including any applicable contingent deferred sales charges (surrender charges) and annuity taxes. The settlement phase of this rider will be entered if the accumulation value under the basic contract reaches zero on a date prior to the determination of the initial GWA and the GWB is greater than zero or if the accumulation value under the basic contract reaches zero after the determination of the initial GWA and there is a GWA greater than zero. The last annuity commencement date is the last date to annuitize the contract that is permitted under state law. Please see the section below that describes the conditions and requirements that must be met for the covered person(s) to receive an annuity payment at least equal to the GWA.

This rider provides a benefit guaranteeing that on or after the initial withdrawal date, while there is a primary covered person or secondary covered person who is alive and the rider is in effect, you may take withdrawals in

108	PROSPECTUS	APPENDIX

each contract year up to an amount equal to the GWA. If the rider enters the settlement phase prior to the annuity commencement date, the GWA payments continue beyond the annuity commencement date for as long as the primary covered person and/or the secondary covered person is alive. Any GWA payments made after the date of death of the last surviving covered person and while this rider is in the settlement phase must be promptly returned to GIAC at its Customer Service Office. However, if the last annuity commencement date permitted by applicable state law is reached while the rider is in effect and the settlement phase has not been reached, the primary covered person and/or the secondary covered person may receive annuity payments at least equal to the GWA, subject to the conditions and requirements described below. If you choose not to withdraw the total GWA available in any contract year, your remaining GWA cannot be carried forward to the next contract year. If you withdraw an amount greater than the GWA after the initial GWA is determined and that withdrawal amount is not a tax qualified distribution as described below, the GWA will be reset, possibly reducing the GWA to zero and eliminating the GWA benefit. Please note that withdrawals in excess of the GWA (that are not tax qualified distributions as described below) will reduce the GWB on a greater than dollar-for-dollar basis, as described below.

If you have selected the Guardian Target 250 version of this rider, we will not accept premium payments that exceed $2 million, in the aggregate, in the first contract year. On or after the first contract anniversary, we will not accept additional premium payments in a given year, without our prior approval, if the total of all additional premium payments in that contract year exceeds $100,000. We reserve the right to refuse initial or additional premium payments at any time or for any reason.

You will pay an annual fee for this rider on each contract anniversary date prior to the annuity commencement date and at other times described below. The current rider fee is deducted pro rata from all investment options and depends on the rider option you choose, as follows:

Single Options

Guardian Target 250	1.30% of the adjusted GWB
Guardian Target 200	1.15% of the adjusted GWB
Guardian Target Future	1.05% of the adjusted GWB
Guardian Target Now	0.95% of the adjusted GWB

Spousal Options

Guardian Target 250	1.55% of the adjusted GWB
Guardian Target 200	1.40% of the adjusted GWB
Guardian Target Future	1.30% of the adjusted GWB
Guardian Target Now	1.05% of the adjusted GWB

The adjusted GWB is the greater of the GWB at the end of the day immediately preceding the day the rider fee is determined plus the result of any applicable annual minimum guarantee or cumulative guarantee on any applicable contract anniversary on which the rider fee is deducted or the total premium payments paid under the contract through the end of the day immediately preceding the day the rider fee is determined.

A rider fee will also be deducted on the date this rider terminates. If that date is a date other than a contract anniversary, then a proportional share of the rider fee will be deducted from the amount otherwise payable. We will also deduct a rider fee prior to the payment of death benefit proceeds and annuitization of the contract. For purposes of determining this rider fee, a total withdrawal of the contract’s accumulation value will be deemed to have been taken on the date the death benefit is determined and on the annuity commencement date. We reserve the right to increase the rider fee percentage to a maximum of 2.50% annually for the single options of Guardian Target 250, Guardian Target 200 and Guardian Target Future and 1.00% annually for the single option of Guardian Target Now on the effective date of each step-up prior to the initial GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that also results in an increase of the GWA. We also reserve the right to increase the rider fee percentage to a maximum of 3.50% annually for the spousal options of Guardian Target 250, Guardian Target 200 and Guardian Target Future and 2.00% annually for the spousal version of Guardian Target Now on the effective date of each

APPENDIX	PROSPECTUS	109

APPENDIX B

step-up prior to the GWA being determined. After the initial GWA is determined, GIAC may increase the rider fee percentage on the effective date of each step-up that results in an increase of the GWA. Please note that this rider fee will not be reduced after the death of the primary covered person or the secondary covered person or in the event the primary and secondary covered persons are divorced or their civil union is legally dissolved; thus, if death, divorce or legal dissolution occurs during the time this rider is in effect, you would continue to pay the current charge for the spousal options although only one person would receive benefits under this rider.

The following section describes how your GWB is calculated:

The initial GWB will be equal to the initial premium payment. Each time we receive an additional premium payment, the GWB increases by the amount of that additional premium payment; however, the GWB will never exceed $6,000,000.

If a withdrawal is taken on or after the initial withdrawal date, the GWB will be reduced by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or if the withdrawal causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made in accordance with the tax qualified distributions section described below, the GWB will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

The following example illustrates the effects of a withdrawal that is greater than the GWA which is taken after the initial withdrawal date.

Assumptions:

•	The first withdrawal occurs when the younger covered person is age 70.

•	Contract accumulation value immediately prior to the withdrawal in excess of the GWA is $75,000.

•	The GWB immediately prior to the withdrawal is $125,000.

•	The GWA immediately prior to the withdrawal is $5,000.

•	An $8,000 withdrawal is taken. This withdrawal exceeds the GWA.

	Prior to withdrawal that exceeds GWA	Immediately after withdrawal that exceeds the GWA
Contract value	$75,000	$75,000–$8,000 equals $67,000
GWB	$125,000

•  The new GWB equals the lesser of the contract value immediately after the withdrawal or the GWB immediately prior to the withdrawal minus the amount of the withdrawal.

•  Thus, the new GWB equals the lesser of $75,000–$8,000 ($67,000) or $125,000–$8,000 ($117,000).

•  The new GWB equals $67,000.

GWA	$5,000	• The new GWA is the GWB immediately after the withdrawal times 4%.* • The new GWA is equal to $67,000 x 4% ($2,680). • The new GWA equals $2,680.
*	This 4% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see below.

On each quarterly contract anniversary prior to the older covered person’s 90th birthday, a step-up will occur if the basic contract accumulation value is greater than the GWB on that date, after giving effect to any increase in the GWB on that date as a result of the application of any applicable annual minimum guarantee or cumulative guarantee (as described below). The contractowner will not receive advance notice of an increase in the dollar amount of a rider fee due to step-ups and does not have the option of declining future step-ups due to an increase in the rider fee. However, if an increase in the rider fee percentage will apply to future step-ups that result in an increase of the GWA, the contractowner will receive advance written notice of such an increase.

110	PROSPECTUS	APPENDIX

Within 30 days of that notice, the contractowner has the right to decline future automatic step-ups by providing proper written notification to GIAC at its Customer Service Office. If the contractowner declines future automatic step-ups, the increase in the rider fee percentage will not apply and the GWB will not automatically step-up on subsequent step-up dates. Once automatic step-ups are discontinued they cannot be reinstated.

On each contract anniversary, the GWB will equal the greater of (i) the GWB at the end of the day immediately preceding that contract anniversary less the amount of any withdrawal taken on that contract anniversary, or (ii) the annual minimum guarantee amount, if:

•	you have chosen the Guardian Target 250, Guardian Target 200 or Guardian Target Future options of this rider (either single or spousal);

•	the contract anniversary is from the issue date of the contract up to the tenth contract anniversary;

•	no withdrawals were taken since the prior contract anniversary;

•	you have not taken more than one withdrawal since the issue date of the contract; and

•	the rider has not entered the settlement phase.

The annual minimum guarantee amount on any given contract anniversary is equal to the GWB on the prior contract anniversary plus premiums received after that anniversary and before the current anniversary, plus the result of the following:

–	the annual minimum guarantee basis (as defined above) on the prior contract anniversary, multiplied by
–	7%, which is the annual minimum guarantee percentage.

A cumulative guarantee may apply, if, on a contract anniversary:

•	you have chosen the Guardian Target 250 or the Guardian Target 200 options of this rider (either single or spousal);

•

the contract anniversary is an applicable contract anniversary for the cumulative guarantee (10th and 15th contract anniversaries for the Guardian Target 250 and 10th contract anniversary for the Guardian Target 200);

•	no withdrawals have been taken during the period from the issue date of the contract to the applicable contract anniversary; and

•	the rider has not entered the settlement phase.

If this guarantee is applicable, the GWB on that contract anniversary will not be less than the sum of:

•

the cumulative guarantee percentage (200% and 250% for the Guardian Target 250 and 200% for the Guardian Target 200) multiplied by the total of all premiums received at our Customer Service Office during the first 90 days of the basic contract beginning with and including the issue date of the basic contract; plus

•	any premium payments received on or after the first 90 days of the basic contract.

A withdrawal will reduce the GWB by the amount of the withdrawal. However, if a withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution as described below, the GWB will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the GWB reduced by the amount of the withdrawal.

APPENDIX	PROSPECTUS	111

APPENDIX B

The following example illustrates how the annual minimum guarantee is applied and what the effect of taking a withdrawal is on the annual minimum guarantee, the GWB and the GWA.

Assumptions:

•	$100,000 initial premium payment.

•	The primary covered person is 60 and the secondary covered person is 62.

•	There are no step-ups.

•	A $3,210 withdrawal is taken a few days after the first contract anniversary.

Event	Annual Minimum Guarantee Basis	Annual Minimum Guarantee Amount	GWB	GWA
$100,000 initial premium	$100,000	N/A	The GWB is initially equal to $100,000.	N/A
First contract anniversary	$100,000	The annual minimum guarantee amount is equal to the initial premium plus 7% of the annual minimum guarantee basis. Thus, the annual minimum guarantee amount equals $100,000 + ($100,000 x 7%) or $107,000.	The GWB equals the greater of $100,000 or $107,000. Thus, the new GWB is $107,000.	N/A
After the $3,210 withdrawal taken a few days after the first contract anniversary	The annual minimum guarantee basis equals $100,000 minus $3,210 or $96,790.	N/A	The GWB is $107,000 minus $3,210 which equals $103,790.	The GWA is equal to the GWB amount ($107,000) times 3%* or $3,210.
Second contract anniversary	$96,790	The annual minimum guarantee does not apply since a withdrawal occurred in the previous contract year.	The GWB remains at $103,790 since there is no applicable annual minimum guarantee amount.	The GWA remains $3,210 since there is no applicable annual minimum guarantee amount.
Third contract anniversary	$96,790	The annual minimum guarantee amount is $103,790 + ($96,790 x 7%) or $110,565.30.	The GWB is the greater of $103,790 or $110,565.30. The new GWB is $110,565.30.	The GWA equals the greater of $3,210 or $110,565.30 x 3%* ($3,316.95). Thus, the new GWA equals $3,316.95.
*	This 3% is the lifetime withdrawal percentage that is used in the calculation of your GWA, based on the age of the younger covered person at the time of the first withdrawal. For more information about how your GWA is calculated, please see below.

GIAC requires that certain withdrawals under this rider require you to return to us a properly executed withdrawal form, which we will provide to you upon your request. If you have a qualified contract, you may be required to take minimum required distributions. Please see the discussion of tax qualified distributions below for information on the effect of minimum required distributions on this rider’s benefits. Also, the value of this rider’s benefits to you may be limited if the contract is held in connection with a section 401(k) or other retirement program that does not allow withdrawals from the contract prior to termination of employment or other specified circumstances and the GLWB is purchased at a time when such withdrawals are not allowed. You should consult a tax adviser before purchasing the GLWB rider with a qualified contract.

112	PROSPECTUS	APPENDIX

The following section describes how your GWA is calculated:

Your initial GWA is determined on the earlier of the date of the first withdrawal, or the date the rider enters the settlement phase (described below), or the annuity commencement date. The initial GWA is equal to the lifetime withdrawal percentage multiplied by the then current GWB. The lifetime withdrawal percentage is determined based on the age of the younger covered person under this rider on the day the initial GWA is determined, as follows:

For Contracts issued in conjunction with applications dated from June 1, 2012 through September 27, 2012

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	3%
60 – 64	4%
65 – 79	5%
80+	6%

For Contracts issued in conjunction with applications dated beginning September 28, 2012

Age of younger covered person at time of first withdrawal or upon entering the settlement phase	Applicable lifetime withdrawal percentage
59 and under	Single: 2.5% Spousal: 2.0%
60 – 64	Single: 3.5% Spousal: 3.0%
65 – 79	Single: 4.5% Spousal: 4.0%
80+	Single: 5.5% Spousal: 5.0%

After the initial GWA is determined, each time an additional premium payment is received by us, the GWA will equal the greater of:

–	your GWA immediately prior to the payment; or
–	the GWB immediately after the premium payment multiplied by the applicable lifetime withdrawal percentage.

If your GWB is stepped up, the GWA will equal the greater of:

–	your GWA immediately prior to the step-up of the GWB; or
–	your GWB immediately after the step-up of your GWB multiplied by the applicable lifetime withdrawal percentage.

If your GWB is increased under the annual minimum guarantee, your GWA will equal the greater of:

–	your GWA immediately prior to that increase; or
–	your GWB immediately after the increase multiplied by the applicable lifetime withdrawal percentage.

After the initial GWA is determined, the GWA will not be recalculated as the result of a withdrawal, unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution. In such event, the GWA will be recalculated to equal the applicable lifetime withdrawal percentage multiplied by the GWB immediately after the withdrawal.

The following section describes tax qualified distributions:

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely to meet “required minimum distribution” requirements for certain qualified contracts pursuant to specified provisions of the Internal Revenue Code. Please see the Statement of Additional Information, where these provisions are specified.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized by you to calculate and make distributions of the tax qualified distributions for the calendar year.

APPENDIX	PROSPECTUS	113

APPENDIX B

(b)	Each tax qualified distribution is in the amount that GIAC calculates, based on information that you provide to GIAC and GIAC’s understanding of the Internal Revenue Code. GIAC reserves the right to make changes in its calculations as it determines necessary to comply with the appropriate section of the Internal Revenue Code and Treasury Regulations as they may be amended from time to time; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the beneficiary, as applicable. Once this rider enters its settlement phase, tax qualified distributions in excess of the GWA are no longer permitted.

The following section will explain the optional death benefits that may be payable under this rider:

This rider has no death benefit unless you have elected one. If elected, a death benefit is payable under this rider if, on the date proof of death of the last surviving covered person is received by us in good order at our Customer Service Office: (i) both this rider and the basic contract are in force, (ii) the rider has not entered the settlement phase, and (iii) the death benefit provided by the rider exceeds the death benefit provided by the contract.

You may only elect an optional death benefit under this rider as of the issue date of the contract. You may not add, change or terminate an optional death benefit under this rider after the issue date of the contract. The optional death benefits are the GLWB Step-Up Death Benefit and the GLWB Return of Premium Death Benefit. You may only choose one of these death benefits. Only one of these death benefit options may be available in your state.

Please check with your registered representative or call 1-800-221-3253 to confirm which GLWB death benefit option is available in your state.

If you select the GLWB Step-Up Death Benefit, the initial GLWB Step-Up Death Benefit is equal to your initial premium. Each time an additional premium payment is received at our Customer Service Office, the death benefit will increase by the amount of that additional premium payment.

If the accumulation value of the contract on any step-up date is greater than the then current GLWB Step-Up Death Benefit, the death benefit will automatically increase to an amount equal to the accumulation value of the contract on the step-up date. (In New York, the step-up date for this GLWB Step-Up Death Benefit is your annual contract anniversary.) The date a spousal continuation is exercised under the spousal continuation provision of the basic contract will also be considered a step-up date for the purpose of calculating the GLWB Step-Up Death Benefit, if this rider continues in force on the continued contract.

A withdrawal will reduce the GLWB Step-Up Death Benefit by the amount of the withdrawal unless that withdrawal exceeds the GWA or causes the total withdrawals in a given contract year to exceed the GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section, as described above. In that case, the death benefit will be reduced to the lesser of:

•	the accumulation value of the contract immediately after the withdrawal; or

•	the then current GLWB Step-Up Death Benefit reduced by the amount of the withdrawal.

In no event will the Step-up Death Benefit be less than zero.

114	PROSPECTUS	APPENDIX

If you elect the GLWB Step-Up Death Benefit, your rider fee will increase by 0.50% annually. Thus, the total cost of your GLWB rider fee, if you choose the GLWB Step-Up Death Benefit, will vary depending on the option you have chosen, as follows:

Guardian Target 250
(single)	1.80%
(spousal)	2.05%
Guardian Target 200
(single)	1.65%
(spousal)	1.90%
Guardian Target Future
(single)	1.55%
(spousal)	1.80%
Guardian Target Now
(single)	1.45%
(spousal)	1.55%

The GLWB Step-Up Death Benefit is not available with the Guardian Target 250 GLWB rider option in New York.

If you select the GLWB Return of Premium Death Benefit, a death benefit will be payable if the date of death of the last surviving covered person occurs on or after the first contract anniversary and all applicable terms and conditions described in this optional death benefits section are met. The initial GLWB Return of Premium Death Benefit is equal to the initial premium. Additional premium payments received at our Customer Service Office through the 90th calendar day after the issue date, will increase the death benefit by the amount of that additional premium payment.

A withdrawal will not reduce the GLWB Return of Premium Death Benefit unless the sum of that withdrawal added to all prior withdrawals in a given contract year exceeds the current GWA and the withdrawal is not made as a tax qualified distribution in accordance with the tax qualified distributions section, as described above. In that case, the death benefit will be the lesser of:

•	the GWB immediately after the withdrawal; or

•	the GLWB Return of Premium Death Benefit immediately prior to the withdrawal reduced by the amount of that withdrawal, even if that withdrawal included a portion of your GWA.

In no event will the GLWB Return of Premium Death Benefit be less than zero.

If you elect the GLWB Return of Premium Death Benefit, your rider fee will increase by 0.60% annually. Thus, the total cost of your GLWB rider fee, if you choose the GLWB Return of Premium Death Benefit, will vary depending on the option you have chosen, as follows:

Guardian Target 250
(single)	1.90%
(spousal)	2.15%
Guardian Target 200
(single)	1.75%
(spousal)	2.00%
Guardian Target Future
(single)	1.65%
(spousal)	1.90%

The GLWB Return of Premium Death Benefit is not available in New York or if you select the Guardian Target Now GLWB rider. Also, if you purchase a qualified contract this death benefit is only available if all covered persons are age 65 or younger at the time the contract is issued, unless otherwise agreed to by GIAC.

APPENDIX	PROSPECTUS	115

APPENDIX B

No additional death benefit will be provided under either optional death benefit if the basic contract death benefit is greater.

The following chart can help you compare the key features of the two optional death benefits and can help you decide if one of them is appropriate for you:

GLWB Death Benefit Option	Death Benefit Option Fee Percentage	General Description	Death Benefit Option Availability	Considerations for Potential Contractowners
GLWB Step-Up Death Benefit	0.50%	• Death benefit increases in the amount of any step-ups • Does not increase the amount of annual minimum guarantees or cumulative guarantees	• Available for both qualified and non-qualified contracts • Not available in New York with the Guardian Target 250 GLWB option

•  Contractowner believes that upside market performance increasing the accumulation value and guaranteed withdrawal balance will outpace withdrawals under the rider

•  Contractowner wants an optional death benefit and purchases a qualified contract or any GLWB option for which the GLWB Return of Premium Death Benefit may not be elected

GLWB Return of Premium Death Benefit	• 0.60%	• Guarantees a death benefit equal to premiums paid • The death benefit is not reduced for withdrawals under the GLWB rider unless they are excess withdrawals

•  Not available in New York or with Guardian Target Now GLWB option

•  Available for any non-qualified contract; available for qualified contracts if all covered persons are age 65 or younger at the time the contract is issued

•  Contractowner is less confident in the upside performance of the contract’s underlying variable investment options

•  Contractowner prefers to guarantee against loss of principal investment for his/her beneficiaries rather than capitalize on potential upside in market performance

The following section will explain the settlement phase of the GLWB rider:

If the accumulation value under the contract reaches zero:

–	on a date prior to the determination of the initial GWA, the rider will enter the settlement phase if there is a GWB greater than zero;
–	on or after the determination of the initial GWA, the rider will enter the settlement phase if there is a GWA greater than zero.

However, the rider will not enter the settlement phase if the cause of the reduction in accumulation value to zero is a result of a withdrawal that:

–	exceeds the GWA or the amount permitted under the tax qualified distributions section, or
–	causes the total withdrawals in a given contract year to exceed the GWA or the amount permitted under the tax qualified distributions section.

In the settlement phase, GIAC will make payments equal to the GWA as determined on the date the rider entered the settlement phase. Payments will begin on the date the rider enters the settlement phase. The amount of the initial payment will be reduced by any withdrawals made during the contract year the rider entered the settlement phase.

116	PROSPECTUS	APPENDIX

The date payments begin is called the settlement anniversary date. Payments will continue on each settlement anniversary date for as long as a primary and/or secondary covered person is living.

Upon entering the settlement phase, the basic contract and rider will continue, but all other rights and benefits, including death benefits, will terminate and additional premium payments will not be accepted. The annual minimum guarantee, cumulative guarantee, death benefit and step-up provisions under this rider end, the GWB will no longer be calculated and the rider fee will not be deducted during the rider’s settlement phase.

The federal income tax treatment of payments made during the settlement phase has not been addressed by the IRS or the courts. We believe that payments during the settlement phase under non-qualified contracts should be treated as annuity payments, but it is possible that guidance may subsequently be issued treating them as withdrawals. This is significant for non-qualified contracts because withdrawals are generally taxed less favorably than annuity payments. Similarly, for qualified contracts we intend to apply the annuity rules for determining minimum required distributions, meaning that a percentage of the value of all benefits under the contract will need to be withdrawn each year. The value may have to include the value of enhanced death benefits and other contract provisions such as the GLWB rider itself.

The following section explains the conditions and requirements of the rider that must be met for the primary covered person and/or the secondary covered person to receive an annuity payment under the contract at least equal to the GWA:

While the rider is in effect, the annuity commencement date of the contract is a date not later than the last date permitted under applicable state law. If this last annuity commencement date has been reached while the rider is in effect but has not yet entered the settlement phase, and

–	there is a primary covered person but no secondary covered person under the rider on such annuity commencement date, or
–	the primary covered person died while the rider was in effect and there was a secondary covered person at the time of the primary covered person’s death who elected to continue the contract after the primary covered person’s death, and the secondary covered person is living on such date, and a fixed life annuity without guaranteed period payout option has been elected, we will make annual payments under the fixed life annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed life annuity without guaranteed period payout option under the contract, or
–	the GWA as of the annuity commencement date, or if no withdrawal has been made on or prior to the annuity commencement date, the GWA that would have been in effect on the annuity commencement date if a withdrawal had been made on such date.

If the last annuity commencement date permitted under applicable state law has been reached while the rider is in effect but has not yet entered the settlement phase, and there is a primary covered person and a secondary covered person under this rider on such annuity commencement date, and a fixed joint and 100 percent survivor annuity without guaranteed period payout option has been elected, and the primary covered person and the secondary covered person are named the annuitant and the joint annuitant of that annuity, we will make annual payments under the fixed joint and 100 percent survivor annuity without guaranteed period payout option of the contract equal to the greater of:

–	the amount calculated as the annual payment under the fixed joint and 100 percent survivor annuity without guaranteed period payout option under the contract, or
–	the GWA as of the annuity commencement date, or if no withdrawal has been made on or prior to the annuity commencement date, the GWA that would have been in effect on the annuity commencement date if a withdrawal had been made on such date.

APPENDIX	PROSPECTUS	117

APPENDIX B

For contracts issued in conjunction with applications dated from June 1, 2012 through April 30, 2015, the chart below lists the models available to contracts with Guardian Target GLWB options:

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following four allocation models:

	Aggressive 80/20 Model	Moderate 60/40 Model	Conservative 40/60 Model
Equity
American Century VP Mid Cap Value Fund	6%	5%	4%
BlackRock Capital Appreciation V.I. Fund	7%	5%	4%
BlackRock Large Cap Core V.I. Fund	5%	3%	2%
Columbia Variable Portfolio-Small Cap Value Fund	2%	2%	2%
Dreyfus Variable Investment Fund Appreciation Portfolio	5%	4%	3%
Fidelity VIP Contrafund® Portfolio	10%	7%	5%
Ivy Funds VIP Mid Cap Growth Fund	6%	4%	3%
MFS® New Discovery Portfolio	2%	2%	0%
MFS® Utilities Series	2%	2%	0%
MFS® Technology Portfolio	2%	2%	0%
Oppenheimer Main Street Small-Cap Fund/VA	5%	4%	2%
Pioneer Equity Income VCT Portfolio	10%	8%	6%
Putnam VT Equity Income Fund	7%	5%	4%

International/Global
Invesco V.I. International Growth Fund	2%	2%	0%
Templeton Foreign VIP Fund	9%	5%	5%

Fixed Income
RS Investment Quality Bond VIP Series	5%	9%	13%
PIMCO Total Return Portfolio	4%	8%	13%
Franklin U.S. Government Securities VIP Fund	3%	7%	10%
RS Low Duration Bond VIP Series	3%	6%	9%
Oppenheimer Global Strategic Income Fund/VA	3%	6%	8%
MFS® Research Bond Series	2%	4%	7%

Invesco/PIMCO Growth Model
Invesco V.I. Core Equity Fund	20%
Invesco V.I. International Growth Fund	9%
Invesco V.I. Mid Cap Core Equity Fund	6%
Invesco V.I. Small Cap Equity Fund	7%
Invesco V.I. American Value Fund	6%
Invesco V.I. Comstock Fund	22%
PIMCO Total Return Portfolio	30%

118	PROSPECTUS	APPENDIX

For contracts issued in conjunction with applications dated from May 1, 2015 through July 31, 2015, the chart below lists the models the available to contracts with Guardian Target GLWB options:

During the entire time this rider is in effect, you must invest all of your premium payments and the contract accumulation value in one of the following four allocation models:

	Aggressive 80/20	Growth 70/30	Moderate 60/40	Conservative 40/60
Equity
American Century VP Mid Cap Value Fund (Class II)	6%	6%	5%	4%
Columbia Variable Portfolio-Small Cap Value Fund (Class 2)	2%	2%	2%	2%
Fidelity VIP Contrafund® Portfolio (Service Class 2)	7%	5%	4%	2%
Ivy Funds VIP Mid Cap Growth Fund	6%	5%	4%	3%
MFS® New Discovery Portfolio (Service Class)	2%	2%	2%	0%
MFS® Blended Research® Core Equity Portfolio (Service Class)	8%	7%	6%	3%
Oppenheimer Main Street Small Cap Fund®/VA (Service Class)	5%	5%	4%	2%
Pioneer Equity Income VCT Portfolio (Class II)	10%	9%	8%	6%
Putnam VT Equity Income Fund IB	7%	6%	5%	4%
Putnam VT Investors Fund IB	8%	7%	7%	4%
T. Rowe Price Blue Chip Growth Portfolio II	8%	7%	6%	5%

International/Global
Invesco V.I. International Growth Fund (Series II)	2%	2%	2%	0%
Templeton Foreign VIP Fund (Class 2 Shares)	9%	7%	5%	5%
Franklin U.S. Government Securities VIP Fund (Class 2 Shares)	3%	5%	7%	10%

Fixed Income
MFS® Total Return Bond Series (Service Class)	2%	3%	4%	7%
Oppenheimer Global Strategic Income Fund/VA (Service Class)	3%	5%	6%	8%
Pioneer Bond Fund VCT (Class II)	3%	5%	6%	9%
RS Investment Quality Bond VIP Series	3%	4%	5%	9%
RS Low Duration Bond VIP Series	3%	4%	6%	9%
Western Asset Core Plus VIT Portfolio (Class II)	3%	4%	6%	8%

We will not allow partial transfers among investment options or models once a model is selected. However, you may select a new model allocation, subject to any transfer restrictions under the contract, if 100% of the contract accumulation value is moved to a new model. Transfers may only be made once per calendar quarter and must be at least 30 days after any prior transfer. Your contract accumulation value will be rebalanced automatically to the original percentages for the model you selected, on a quarterly basis. Currently, rebalancing takes place on the first Friday in the second month of each calendar quarter.

There is no assurance that investing in any allocation model will increase your contract accumulation value or that your investment results will not experience market volatility. The investment performance of your contract will depend on the performance of the investment options that comprise each allocation model. Your investment in each of the investment options will fluctuate and may be worth more or less than your original investment.

While this rider is in effect, GIAC reserves the right to:

•	Restrict the contract owner’s ability to allocate all or a portion of a premium payment to an allocation option and/or limit transfers between allocation options;

•	Specify minimum and maximum percentages of accumulation value that the contract owner may have allocated to any allocation option and/or group of allocation options;

•

Require that all or a portion of premium payment(s) and/or accumulation value be allocated in accordance with an allocation model chosen by the contract owner from among one or more specified allocation models (consisting of allocation options in pre-set allocation percentages);

APPENDIX	PROSPECTUS	119

APPENDIX B

•

Require that certain allocation options be chosen for the allocation of premium payment(s) and/or transfer of accumulation value only if the contract owner also allocates (or has allocated) premium payments and/or accumulation value in certain other specified allocation options;

•

Add, close, eliminate or substitute the allocation options that comprise each allocation model only if an underlying fund that comprises part of an allocation model becomes unavailable under this contract (e.g., closure of the fund to new investments, liquidation or merger of the fund);

•	Add allocation models as eligible investment options under the rider that will be available to contract owners if they choose to utilize them;

•	Restrict transfers between allocation models; and

•	Require periodic rebalancing of accumulation value in accordance with the allocation model allocation percentages.

Premium payments and transfer requests must comply with any restrictions imposed by GIAC in accordance with the preceding paragraph. GIAC will reject any request that does not comply with such restrictions. To the extent that the strategies underlying the restrictions are successful, GIAC will benefit from a reduction of the risk arising from its guarantee obligations under the rider and GIAC will have less risk to hedge under the GLWB rider than would be the case if contract owners did not invest in accordance with the restrictions. The restrictions may not be consistent with an aggressive investment strategy. You should consult with your registered representative to determine if they are consistent with your investment objectives. Please see Transfers and Frequent transfers among the variable investment options for more information about transfers under your contract.

If you elect to purchase the GLWB rider, you may wish to take advantage of the optional Fixed Dollar Cost Averaging program (Fixed DCA). See The accumulation period: Managing your annuity. You must elect this program when you buy your contract. This program lasts for a three month period beginning on the issue date of the contract. All premium payments received while Fixed DCA is in effect will be initially allocated into the Fixed DCA Account. In the Fixed DCA Account, we guarantee that the net premium payments you invest will earn daily interest at a minimum annual rate of at least 1%. The value of your net premiums invested in the Fixed DCA Account does not vary with the investment experience of any variable investment option. The money that you put into the Fixed DCA Account becomes part of GIAC’s general assets. At times, we may choose to pay interest at a rate higher than the minimum annual rate, but we are not obliged to do so. Higher rates on the Fixed DCA Account are determined at our discretion, and we can change them prospectively without notice.

Additional premium payments received after the issue date of your contract will not extend the term of the program. The first transfer occurs on the first monthly contract anniversary. At that time, one-third of the contract accumulation value in the Fixed DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. On the second monthly contract anniversary, one-half of the accumulation value in the Fixed DCA Account will be transferred to the allocation model that is in effect at the time of the transfer. On the third monthly contract anniversary, the remaining accumulation value in the Fixed DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. If one or more of the monthly contract anniversary dates is not a valuation date, the transfer will occur on the next valuation date. If you terminate the dollar cost averaging program during the time it is in effect, the remaining accumulation value in the Fixed DCA Account will be transferred to the GLWB allocation model that is in effect at the time of the transfer. Premium payments received after this program ends will be invested into the GLWB allocation model in effect when the premium payment is received.

Dollar cost averaging may help lower your average dollar cost of investing over time. However, there is no guarantee that dollar cost averaging will result in profits or prevent losses. There is no fee for this dollar cost averaging program. Fixed DCA may not be available in your state. Transfers under this program do not count against any free transfers permitted under your contract. We have the right to modify or discontinue this Dollar Cost Averaging program at any time for contractowners who are not currently participating in the program. If you are already participating in Fixed DCA at the time we modify or discontinue it for future contractowners, you will not be affected by this modification or discontinuance.

120	PROSPECTUS	APPENDIX

We reserve the right to agree or refuse to issue the GLWB rider at our sole discretion. The rider may not be available in your state. The rider is available in your state only if it has been approved by your state insurance department and we have taken steps to offer it in your state. If you select the Highest Anniversary Value Death Benefit and/or the Earnings Benefit riders, you cannot select the GLWB rider. The rider shall be construed and administered so as to be in compliance with the Internal Revenue Code and the appropriate regulations, including but not limited to, Internal Revenue Code Sections 72(s) and 401(a)(9), as applicable.

APPENDIX	PROSPECTUS	121

INDIVIDUAL FLEXIBLE PREMIUM

DEFERRED VARIABLE

ANNUITY CONTRACT

Issued Through The Guardian Separate Account R of

The Guardian Insurance & Annuity Company, Inc.

Statement of Additional Information dated May 1, 2016

This Statement of Additional Information is not a prospectus but should be read in conjunction with the current Prospectus for The Guardian Separate Account R (marketed under the name “Guardian Investor IISM Variable Annuity”) dated May 1, 2016.

A free Prospectus is available upon request by writing or calling:

The Guardian Insurance & Annuity Company, Inc.

Customer Service Office

P.O. Box 26210

Lehigh Valley, Pennsylvania 18002

1-800-221-3253

Read the Prospectus before you invest. Terms used in this Statement of Additional Information shall have the same meaning as in the Prospectus.

EB-016447

B-1

SERVICES TO THE SEPARATE ACCOUNT

The Guardian Insurance & Annuity Company, Inc. (“GIAC”) maintains the books and records of The Guardian Separate Account R (the “Separate Account”). GIAC, a wholly owned subsidiary of The Guardian Life Insurance Company of America, acts as custodian of the assets of the Separate Account. GIAC bears all expenses incurred in the operations of the Separate Account, except the mortality and expense risk charge and the administrative charge (as described in the Prospectus), which are borne by the contract owner.

Prior to March 31, 2015, Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of GIAC, served as principal underwriter for the Separate Account pursuant to a distribution and service agreement between GIAC and GIS. Effective March 31, 2015. Park Avenue Securities LLC (“PAS”), a wholly owned subsidiary of GIAC, serves as principal underwriter of the Separate Account pursuant to a distribution and service agreement between GIAC and PAS. The contracts are offered continuously and are sold by GIAC insurance agents who are registered representatives of either PAS or of other broker-dealers which have selling agreements with PAS and GIAC. GIAC paid commissions through GIS and PAS with respect to the sales of variable annuity contracts in the amount of $79,857,599 in 2013, $86,279,922 in 2014 and $93,885,695 in 2015.

ANNUITY PAYMENTS

The objective of the contracts is to provide benefit payments (known as Annuity Payments) which will increase at a rate sufficient to maintain purchasing power at a constant level. For this to occur, the actual net investment return must exceed the assumed investment return by an amount equal to the rate of inflation. Of course, no assurance can be made that this objective will be met. If the assumed interest return were to be increased, benefit payments would start at a higher level but would increase more slowly or decrease more rapidly. Likewise, a lower assumed interest return would provide a lower initial payment with greater increases or lesser decreases in subsequent Annuity Payments.

Value of an Annuity Unit: The value of an Annuity Unit is determined independently for each of the Variable Investment Options. For any Valuation Period, the value of an Annuity Unit is equal to the value for the immediately preceding Valuation Period multiplied by the annuity change factor for the current Valuation Period. The Annuity Unit value for a Valuation Period is the value determined as of the end of such period. The annuity change factor is equal to the net investment factor for the same Valuation Period adjusted to neutralize the assumed investment return used in determining the Annuity Payments. The net investment factor is reduced by (a) the mortality and expense risk charges, (b) administrative expenses and (c) if applicable, any optional benefit rider charge on an annual basis during the life of the contract. The dollar amount of any payment due after the first payment under a Variable Investment Option will be determined by multiplying the number of Annuity Units by the value of an Annuity Unit for the Valuation Period ending ten (10) days prior to the Valuation Period in which the payment is due.

Determination of the First Annuity Payment: At the time Annuity Payments begin, the value of the contract owner’s account is determined by multiplying the appropriate variable or fixed Accumulation Unit value on the Valuation Period ten (10) days before the date the first variable or fixed annuity payment is due by the corresponding number of variable or fixed Accumulation Units credited to the contract owner’s account as of the date the first annuity payment is due, less any applicable premium taxes not previously deducted.

The contracts contain tables reflecting the dollar amount of the first monthly payment which can be purchased with each $1,000 of value accumulated under the contract. The amounts depend on the variable or fixed annuity payout option selected, the mortality table used under the contract (the 1983 Individual Mortality Table projected using Scale G) and the nearest age of the Annuitant. The first annuity payment is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. Currently, we are using annuity purchase rates we believe to be more favorable to you than those in your contract. We may change these rates from time to time, but the rate will never be less favorable to you than those guaranteed in your contract.

Determination of the Second and Subsequent Variable Annuity Payments: The amount of the second and subsequent variable annuity payments is determined by multiplying the number of Annuity Units by the appropriate Annuity Unit value as of the Valuation Period ten (10) days prior to the day such payment is due. The number of Annuity Units under a contract is determined by dividing the first variable annuity payment by the value of the appropriate Annuity Unit on the date of

B-2

such payment. This number of Annuity Units remains fixed during the variable annuity payment period, provided no transfers among the Variable Investment Options are made. If a transfer among the Variable Investment Options is made, the number of Annuity Units will be adjusted accordingly.

The assumed investment return under the contract is the measuring point for subsequent variable annuity payments. If the actual net investment return (on an annual basis) remains equal to the assumed investment return, the variable annuity payments will remain constant in amount. If the actual net investment return exceeds the assumed investment return selected, the variable annuity payment will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than the assumed investment return selected, variable annuity payments will decrease.

We may provide a contract owner with a personalized report to demonstrate how these calculations would have impacted the income stream had the contract owner annuitized the contract at some time in the past. This report is based on historical information and is not necessarily representative of future performance.

TAX STATUS OF THE CONTRACTS

Tax law imposes several requirements that variable annuities must satisfy in order to receive the tax treatment normally accorded to annuity contracts.

Diversification Requirements. The Internal Revenue Code of 1986, as amended (“Code”) requires that the investments of each investment division of the separate account underlying the contracts be “adequately diversified” in order for the contracts to be treated as annuity contracts for Federal income tax purposes. It is intended that each investment division, through the Fund in which it invests, will satisfy these diversification requirements.

Owner Control. In some circumstances, owners of variable contracts who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the contracts, such as the flexibility of an owner to allocate premium payments and transfer amounts among the investment divisions of the separate account, we believe that the owner of a contract should not be treated as the owner of the separate account assets. We reserve the right to modify the contracts to bring them into conformity with applicable standards should such modification be necessary to prevent owners of the contracts from being treated as the owners of the underlying separate account assets.

Required Distributions. In order to be treated as an annuity contract for Federal income tax purposes, section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of a holder of the contract. Specifically, section 72(s) requires that (a) if any holder dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such holder’s death; and (b) if any holder dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such holder’s death. These requirements will be considered satisfied as to any portion of a holder’s interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the holder’s death. The designated Beneficiary refers to a natural person designated by the holder as a Beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased holder, the contract may be continued with the surviving spouse as the new holder.

The non-qualified contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise. The right of a spouse to continue the contract, and all contract provisions relating to spousal continuation are available only to a person who meets the definition of “spouse” under federal law. The U.S. Supreme Court held Section 3 of the federal Defense of Marriage Act (“DOMA”) unconstitutional and recognizes same-sex marriages which are permitted under individual state laws. Domestic partnerships and civil unions permitted by

B-3

individual state laws are not recognized as marriages for federal tax purposes. The Department of the Treasury and the Internal Revenue Service have recently determined that for federal tax purposes, same-sex spouses will be determined based on the law of the state in which the marriage was celebrated irrespective of the law of the state in which the surviving spouse resides. However, some uncertainty remains regarding the treatment of same-sex spouses. Consult a tax advisor for more information on this subject.

Other rules may apply to qualified contracts.

TAX QUALIFIED DISTRIBUTIONS UNDER THE GUARANTEED LIFETIME WITHDRAWAL BENEFIT RIDER

For tax qualified distributions under the Guaranteed Lifetime Withdrawal Benefit Rider, the following requirement is applicable.

Your GWA will not be reset and your GWB will not be reduced in excess of the amount of the withdrawal, if withdrawals in a contract year are made solely pursuant to the following tax-qualified distribution program:

Distributions intended to satisfy the required minimum distribution rules under Code Section 401 (a) (9) and the Treasury Regulations promulgated thereunder, as applicable, to a qualified retirement plan (Code Section 401), an individual retirement account (Code Section 408 (a)), or an individual retirement annuity (Code Section 408 (b)), which required minimum distribution is calculated using the Uniform Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-2) and/or the Joint and Last Survivor Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-3), and for distributions where the owner dies before entire interest is distributed as described in Code Section 401 (a) (9) (B) (iii) calculated using the Single Life Table (described in Treasury Regulation Section 1.401 (a) (9)-9, Q&A-1), as appropriate (each table as in effect as of January 1, 2004). Only the proportional share allocable to this contract of any required minimum distribution is a tax qualified distribution.

Your right to make withdrawals pursuant to the tax-qualified distribution program described above is subject to the following requirements and limitations:

(a)	GIAC has been authorized by you to calculate and make monthly distributions of the tax qualified distributions for the calendar year.

(b)	Each tax qualified distribution is in the amount that GIAC calculates above, based on information that you provide to GIAC and GIAC’s understanding of the Code. GIAC reserves the right to make changes in its calculations as it determines to comply with the Code and Treasury Regulations; and

(c)	No withdrawals (other than tax qualified distributions) are made from the contract during the contract year.

Each tax qualified distribution will decrease your GWB by the amount withdrawn immediately following the tax qualified distribution. For purposes of this tax qualified distribution section, references to owner also include the Beneficiary, as applicable. If both the Accumulation Value of the contract and the GWB are depleted, tax qualified distributions in excess of the GWA are no longer permitted.

CALCULATION OF YIELD QUOTATIONS FOR FIDELITY VIP GOVERNMENT MONEY MARKET PORTFOLIO INVESTMENT DIVISION

The yield of the investment division of the Separate Account investing in the Fidelity VIP Government Money Market Portfolio represents the net change, exclusive of gains and losses realized by the investment division investing in the Fidelity VIP Government Money Market Portfolio and unrealized appreciation and depreciation with respect to the Fidelity VIP Government Money Market Portfolio’s portfolio of securities, in the value of a hypothetical pre-existing contract that is credited with one Accumulation Unit at the beginning of the period for which yield is determined (the “base period”). The base period generally will be a seven-day period. The current yield for a base period is calculated by dividing (1) the net change in the value of the contract for the base period (see “The Accumulation Period” in the Prospectus) by (2) the value of the contract at the beginning of the base period and multiplying the result by 365/7. Deductions from purchase payments (for example, any applicable annuity taxes) and any applicable contingent deferred sales charge (surrender charge) assessed at the time of withdrawal or annuitization are not reflected in the computation

B-4

of current yield of the Investment Division. The determination of net change in contract value reflects all deductions that are charged to a contract owner, in proportion to the length of the base period and the Investment Division’s average contract size.

Yield also may be calculated on an effective or compound basis, which assumes continual reinvestment by the Investment Division throughout an entire year of net income earned by the Investment Division at the same rate as net income is earned in the base period. The effective or compound yield for a base period is calculated by (1) dividing (i) the net change in the value of the contract for the base period by (ii) the value of the contract as of the beginning of the base period, (2) adding 1 to the result, (3) raising the sum to a power equal to 365 divided by the number of days in the base period, and (4) subtracting 1 from the result.

The current and effective yields of the Fidelity VIP Government Money Market Portfolio Division will vary depending on prevailing interest rates, the operating expenses and the quality, maturity and type of instruments held in the Fidelity VIP Government Money Market Portfolio’s portfolio. Consequently, no yield quotation should be considered as representative of what the yield of the Investment Division may be for any specified period in the future. The yield is subject to fluctuation and is not guaranteed.

VALUATION OF ASSETS OF THE SEPARATE ACCOUNT

The value of Fund shares held in each Investment Division at the time of each valuation is the redemption value of such shares at such time. If the right to redeem shares of a Fund has been suspended, or payment of redemption value has been postponed for the sole purpose of computing Annuity Payments, the shares held in the Separate Account (and corresponding Annuity Units) may be valued at fair value as determined in good faith by GIAC’s Board of Directors.

QUALIFIED PLAN TRANSFERABILITY RESTRICTIONS

Where a contract is owned in conjunction with a retirement plan qualified under the Code, a tax-sheltered annuity program or individual retirement account, and notwithstanding any other provisions of the contract, the contract owner may not change the ownership of the contract nor may the contract be sold, assigned or pledged as collateral for a loan or as security for the performance of an obligation or for any other purpose to any person other than GIAC unless the contract owner is the trustee of an employee trust qualified under the Code, the custodian of a custodial account treated as such, or the employer under a qualified non-trusteed pension plan.

EXPERTS

The statutory basis financial statements of GIAC as of December 31, 2015 and 2014 and for each of the two years in the period ended December 31, 2015, and the financial statements and financial highlights of Separate Account R of GIAC as of December 31, 2015 and for the periods indicated, included in this Statement of Additional Information constituting part of this Registration Statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

B-5

FINANCIAL STATEMENTS OF

THE GUARDIAN SEPARATE ACCOUNT R

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

Assets:
Shares owned in underlying fund	8,476,152	3,559,552
Net asset value per share (NAV)	44.26	14.84

Total Assets (Shares x NAV)	$375,154,508	$52,823,749

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	191,646	40,317

Net Assets	$374,962,862	$52,783,432

Net Assets: Total
Contract Value in accumulation period	$374,880,390	$52,689,579
Contracts in Payout (annuitization) period	82,472	93,853

Net Assets	$374,962,862	$52,783,432

Total Units Outstanding	16,700,367	2,582,880

Unit Value (Accumulation, Lowest to Highest)	$18.88 to $23.01	$15.16 to $25.69

Cost of Shares in Underlying Fund	$335,386,160	$33,813,469

STATEMENTS OF OPERATIONS Year Ended December 31, 2015

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2015 Investment Income
Income:
Reinvested dividends	$5,048,582	$993,338
Expenses:
Mortality expense risk and administrative charges	5,615,516	810,250

Net investment income/(expense)	(566,934)	183,088

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	10,775,153	4,167,020
Reinvested realized gain distributions	35,315,811	—

Net realized gain/(loss) on investments	46,090,964	4,167,020
Net change in unrealized appreciation/(depreciation) of investments	(58,753,890)	(4,521,224)

Net realized and unrealized gain/(loss) from investments	(12,662,926)	(354,204)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(13,229,860)	$(171,116)

See notes to financial statements.

B-6

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

2,317,362	25,946,685	1,283,046	3,128,673	1,094,686	42,221,858	—
6.13	10.13	14.61	14.39	11.99	11.98	—

$14,205,431	$262,839,921	$18,745,303	$45,021,607	$13,125,283	$505,817,857	$—

15,658	133,113	25,024	27,584	34,163	214,724	—

$14,189,773	$262,706,808	$18,720,279	$44,994,023	$13,091,120	$505,603,133	$—

$14,187,827	$262,704,105	$18,675,008	$44,977,713	$13,082,735	$505,301,325	$—
1,946	2,703	45,271	16,310	8,385	301,808	—

$14,189,773	$262,706,808	$18,720,279	$44,994,023	$13,091,120	$505,603,133	$—

938,376	25,256,521	828,511	2,709,520	982,551	41,022,666	—

$11.72 to $16.55	$9.56 to $10.80	$21.95 to $32.23	$13.35 to $19.88	$8.15 to $17.56	$12.78 to $12.98	$—

$16,880,377	$271,124,139	$20,279,712	$50,170,498	$18,056,737	$533,204,999	$—

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$983,726	$3,524,537	$—	$977,676	$65,767	$13,066,292	$579

232,870	3,769,932	324,503	735,528	242,352	7,513,650	26,967

750,856	(245,395)	(324,503)	242,148	(176,585)	5,552,642	(26,388)

(68,380)	(415,005)	2,443,282	1,531,064	(1,057,201)	1,768,612	—
—	—	3,238,408	127,430	—	4,939,148	—

(68,380)	(415,005)	5,681,690	1,658,494	(1,057,201)	6,707,760	—
(1,551,124)	(1,974,692)	(5,392,276)	(1,929,650)	(910,940)	(18,025,627)	—

(1,619,504)	(2,389,697)	289,414	(271,156)	(1,968,141)	(11,317,867)	—

$(868,648)	$(2,635,092)	$(35,089)	$(29,008)	$(2,144,726)	$(5,765,225)	$(26,388)

B-7

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Gabelli Capital Asset	Value Line Centurion

Assets:
Shares owned in underlying fund	374,698	57,540
Net asset value per share (NAV)	18.59	20.71

Total Assets (Shares x NAV)	$6,965,631	$1,191,661

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	12,529	3,801

Net Assets	$6,953,102	$1,187,860

Net Assets: Total
Contract Value in accumulation period	$6,946,428	$1,184,421
Contracts in Payout (annuitization) period	6,674	3,439

Net Assets	$6,953,102	$1,187,860

Total Units Outstanding	363,528	76,910

Unit Value (Accumulation, Lowest to Highest)	$18.23 to $19.35	$14.62 to $15.52

Cost of Shares in Underlying Fund	$7,097,379	$816,731

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Gabelli Capital Asset	Value Line Centurion

2015 Investment Income
Income:
Reinvested dividends	$35,036	$4,214
Expenses:
Mortality expense risk and administrative charges	130,524	18,302

Net investment income/(expense)	(95,488)	(14,088)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	474,309	40,747
Reinvested realized gain distributions	797,829	—

Net realized gain/(loss) on investments	1,272,138	40,747
Net change in unrealized appreciation/(depreciation) of investments	(2,035,907)	(32,101)

Net realized and unrealized gain/(loss) from investments	(763,769)	8,646

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(859,257)	$(5,442)

See notes to financial statements.

B-8

Investment Divisions
Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

341,320	69,494	145,738	159,693	36,275	295,308	3,868,560
20.87	9.30	55.85	7.79	15.91	11.42	11.91

$7,123,357	$646,293	$8,139,477	$1,244,009	$577,130	$3,372,423	$46,074,550

13,044	3,266	6,208	5,101	3,340	10,292	47,770

$7,110,313	$643,027	$8,133,269	$1,238,908	$573,790	$3,362,131	$46,026,780

$7,109,128	$643,027	$8,123,788	$1,233,207	$573,790	$3,186,657	$46,026,399
1,185	—	9,481	5,701	—	175,474	381

$7,110,313	$643,027	$8,133,269	$1,238,908	$573,790	$3,362,131	$46,026,780

360,763	71,713	564,645	105,179	27,867	258,832	3,058,145

$16.64 to $21.46	$8.92 to $9.00	$13.58 to $14.41	$11.26 to $11.95	$15.23 to $22.44	$11.71 to $12.37	$12.56 to $19.06

$6,374,043	$662,935	$4,475,996	$951,204	$555,348	$3,492,577	$51,822,246

Investment Divisions
Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

$52,364	$—	$—	$32,703	$24,439	$69,341	$51,270

113,486	3,266	132,509	22,713	11,075	58,864	711,526

(61,122)	(3,266)	(132,509)	9,990	13,364	10,477	(660,256)

97,157	(133)	1,330,598	110,690	45,019	5,024	424,042
454,030	—	47,476	107,457	—	—	4,677,494

551,187	(133)	1,378,074	218,147	45,019	5,024	5,101,536
(531,818)	(16,642)	(925,817)	(405,888)	(86,257)	(65,948)	(7,248,205)

19,369	(16,775)	452,257	(187,741)	(41,238)	(60,924)	(2,146,669)

$(41,753)	$(20,041)	$319,748	$(177,751)	$(27,874)	$(50,447)	$(2,806,925)

B-9

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II

Assets:
Shares owned in underlying fund	4,453,436	3,968,025
Net asset value per share (NAV)	33.40	33.04

Total Assets (Shares x NAV)	$148,744,746	$131,103,531

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	87,191	72,039

Net Assets	$148,657,555	$131,031,492

Net Assets: Total
Contract Value in accumulation period	$148,657,292	$131,031,492
Contracts in Payout (annuitization) period	263	—

Net Assets	$148,657,555	$131,031,492

Total Units Outstanding	9,375,084	11,299,507

Unit Value (Accumulation, Lowest to Highest)	$13.13 to $20.45	$10.70 to $12.24

Cost of Shares in Underlying Fund	$147,795,078	$124,429,820

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II

2015 Investment Income
Income:
Reinvested dividends	$1,448,691	$1,734,918
Expenses:
Mortality expense risk and administrative charges	2,244,273	1,866,313

Net investment income/(expense)	(795,582)	(131,395)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	2,450,994	2,266,860
Reinvested realized gain distributions	16,547,909	—

Net realized gain/(loss) on investments	18,998,903	2,266,860
Net change in unrealized appreciation/(depreciation) of investments	(30,119,030)	(7,512,078)

Net realized and unrealized gain/(loss) from investments	(11,120,127)	(5,245,218)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(11,915,709)	$(5,376,613)

See notes to financial statements.

B-10

Investment Divisions
Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B

3,006,549	9,132,517	2,867,883	302,442	505,712	50,401	62,695
16.96	17.51	15.55	19.57	10.08	64.88	29.78

$50,991,078	$159,910,378	$44,595,578	$5,918,786	$5,097,580	$3,270,002	$1,867,058

52,588	89,525	33,238	8,885	4,050	10,930	6,384

$50,938,490	$159,820,853	$44,562,340	$5,909,901	$5,093,530	$3,259,072	$1,860,674

$50,938,490	$159,820,853	$44,562,340	$5,889,018	$5,093,530	$3,246,705	$1,820,862
—	—	—	20,883	—	12,367	39,812

$50,938,490	$159,820,853	$44,562,340	$5,909,901	$5,093,530	$3,259,072	$1,860,674

3,926,252	11,117,635	2,610,688	324,636	497,868	114,050	104,550

$12.31 to $13.28	$13.94 to $14.45	$13.14 to $26.36	$17.28 to $18.35	$10.04 to $10.31	$21.06 to $30.98	$15.54 to $17.55

$59,722,309	$138,453,966	$47,950,107	$5,544,016	$5,849,324	$3,324,948	$1,232,367

Investment Divisions
Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B

$—	$2,927,115	$3,943	$174,185	$156,798	$—	$23,554

798,721	2,451,203	698,249	101,329	42,151	51,456	30,477

(798,721)	475,912	(694,306)	72,856	114,647	(51,456)	(6,923)

935,761	5,048,230	1,047,929	163,254	(9,638)	207,055	200,337
11,334,718	483,411	5,948,619	1,019,209	353,486	374,663	—

12,270,479	5,531,641	6,996,548	1,182,463	343,848	581,718	200,337
(15,477,713)	(19,198,070)	(11,679,235)	(1,562,665)	(726,027)	(382,580)	(194,193)

(3,207,234)	(13,666,429)	(4,682,687)	(380,202)	(382,179)	199,138	6,144

$(4,005,955)	$(13,190,517)	$(5,376,993)	$(307,346)	$(267,532)	$147,682	$(779)

B-11

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	AB VPS International Value Class B	AB VPS Large Cap Growth Class B

Assets:
Shares owned in underlying fund	2,863,226	44,233
Net asset value per share (NAV)	13.41	47.77

Total Assets (Shares x NAV)	$38,395,866	$2,113,030

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	22,799	6,731

Net Assets	$38,373,067	$2,106,299

Net Assets: Total
Contract Value in accumulation period	$38,373,067	$2,086,142
Contracts in Payout (annuitization) period	—	20,157

Net Assets	$38,373,067	$2,106,299

Total Units Outstanding	2,415,670	104,869

Unit Value (Accumulation, Lowest to Highest)	$12.13 to $16.04	$18.95 to $20.12

Cost of Shares in Underlying Fund	$39,481,356	$1,613,104

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	AB VPS International Value Class B	AB VPS Large Cap Growth Class B

2015 Investment Income
Income:
Reinvested dividends	$896,431	$—
Expenses:
Mortality expense risk and administrative charges	581,840	31,753

Net investment income/(expense)	314,591	(31,753)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	300,942	354,460
Reinvested realized gain distributions	—	180,174

Net realized gain/(loss) on investments	300,942	534,634
Net change in unrealized appreciation/(depreciation) of investments	(24,025)	(317,623)

Net realized and unrealized gain/(loss) from investments	276,917	217,011

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$591,508	$185,258

See notes to financial statements.

B-12

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III

51,794	457,870	75,731	219,935	20,565,387	359,339	9,751,310
21.71	9.14	14.00	11.25	8.81	13.04	31.25

$1,124,456	$4,184,935	$1,060,239	$2,474,269	$181,181,064	$4,685,784	$304,728,450

3,879	3,016	4,167	8,054	87,060	17,227	145,604

$1,120,577	$4,181,919	$1,056,072	$2,466,215	$181,094,004	$4,668,557	$304,582,846

$1,110,215	$4,167,612	$1,047,744	$2,466,215	$181,094,004	$4,668,557	$304,582,846
10,362	14,307	8,328	—	—	—	—

$1,120,577	$4,181,919	$1,056,072	$2,466,215	$181,094,004	$4,668,557	$304,582,846

94,266	160,152	75,796	227,325	12,324,914	333,336	15,022,652

$11.18 to $11.87	$24.00 to $26.26	$13.17 to $13.98	$10.56 to $10.83	$13.46 to $14.11	$12.43 to $15.53	$14.93 to $22.00

$906,157	$4,899,373	$765,830	$2,569,755	$186,132,095	$5,288,074	$260,846,024

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III

$—	$55,947	$22,836	$10,147	$—	$49,462	$2,710,428

17,975	66,932	18,987	18,002	2,715,866	72,124	4,558,126

(17,975)	(10,985)	3,849	(7,855)	(2,715,866)	(22,662)	(1,847,698)

49,977	(157,756)	155,242	1,177	2,823,738	(20,375)	9,324,931
—	356,125	—	26,824	14,693,288	285,571	15,675,552

49,977	198,369	155,242	28,001	17,517,026	265,196	25,000,483
(13,457)	(235,266)	(264,020)	(94,293)	(5,318,537)	(360,337)	(26,747,468)

36,520	(36,897)	(108,778)	(66,292)	12,198,489	(95,141)	(1,746,985)

$18,545	$(47,882)	$(104,929)	$(74,147)	$9,482,623	$(117,803)	$(3,594,683)

B-13

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	BlackRock Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

Assets:
Shares owned in underlying fund	109,696	99,811
Net asset value per share (NAV)	11.37	13.84

Total Assets (Shares x NAV)	$1,247,242	$1,381,380

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,272	5,588

Net Assets	$1,241,970	$1,375,792

Net Assets: Total
Contract Value in accumulation period	$1,241,970	$1,375,792
Contracts in Payout (annuitization) period	—	—

Net Assets	$1,241,970	$1,375,792

Total Units Outstanding	64,566	72,208

Unit Value (Accumulation, Lowest to Highest)	$17.60 to $19.65	$14.85 to $19.66

Cost of Shares in Underlying Fund	$1,286,224	$1,324,321

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	BlackRock Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

2015 Investment Income
Income:
Reinvested dividends	$10,647	$24,171
Expenses:
Mortality expense risk and administrative charges	20,285	21,314

Net investment income/(expense)	(9,638)	2,857

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	21,278	25,525
Reinvested realized gain distributions	90,754	138,254

Net realized gain/(loss) on investments	112,032	163,779
Net change in unrealized appreciation/(depreciation) of investments	(149,526)	(180,628)

Net realized and unrealized gain/(loss) from investments	(37,494)	(16,849)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(47,132)	$(13,992)

See notes to financial statements.

B-14

Investment Divisions
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Variable Portfolio- Loomis Sayles Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate

6,186,468	24,022	11,182	22,061	2,287,882	175,684	228,373
15.94	16.34	14.36	25.11	26.98	13.31	13.31

$98,612,296	$392,515	$160,568	$553,945	$61,727,044	$2,338,347	$3,039,643

73,926	2,561	1,945	2,232	33,902	8,360	9,946

$98,538,370	$389,954	$158,623	$551,713	$61,693,142	$2,329,987	$3,029,697

$98,538,370	$389,954	$158,623	$551,713	$61,693,142	$2,317,463	$2,998,329
—	—	—	—	—	12,524	31,368

$98,538,370	$389,954	$158,623	$551,713	$61,693,142	$2,329,987	$3,029,697

5,472,745	17,503	6,813	22,734	2,101,071	127,804	187,422

$13.11 to $22.20	$17.47 to $23.31	$17.28 to $23.90	$18.62 to $24.83	$19.86 to $29.66	$17.68 to $27.14	$15.19 to $16.12

$102,494,294	$384,805	$177,275	$593,029	$51,141,560	$2,201,827	$2,298,813

Investment Divisions
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Variable Portfolio- Loomis Sayles Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate

$587,746	$—	$—	$—	$—	$20,767	$50,824

1,482,954	5,224	2,826	14,823	941,371	35,419	50,833

(895,208)	(5,224)	(2,826)	(14,823)	(941,371)	(14,652)	(9)

673,255	30,005	22,915	145,310	4,205,309	140,291	564,220
6,782,980	16,074	34,572	69,460	10,354,380	282,405	—

7,456,235	46,079	57,487	214,770	14,559,689	422,696	564,220
(14,466,909)	(39,608)	(55,216)	(155,325)	(8,237,239)	(396,916)	(569,768)

(7,010,674)	6,471	2,271	59,445	6,322,450	25,780	(5,548)

$(7,905,882)	$1,247	$(555)	$44,622	$5,381,079	$11,128	$(5,557)

B-15

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Davis Value	Wells Fargo VT International Equity Class 2

Assets:
Shares owned in underlying fund	4,860,622	45,058,730
Net asset value per share (NAV)	9.62	4.84

Total Assets (Shares x NAV)	$46,759,187	$218,084,251

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	25,156	104,983

Net Assets	$46,734,031	$217,979,268

Net Assets: Total
Contract Value in accumulation period	$46,715,555	$217,979,268
Contracts in Payout (annuitization) period	18,476	—

Net Assets	$46,734,031	$217,979,268

Total Units Outstanding	3,026,152	13,909,740

Unit Value (Accumulation, Lowest to Highest)	$14.58 to $15.47	$13.00 to $15.80

Cost of Shares in Underlying Fund	$50,145,358	$225,836,513

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Davis Value	Wells Fargo VT International Equity Class 2

2015 Investment Income
Income:
Reinvested dividends	$383,334	$8,749,574
Expenses:
Mortality expense risk and administrative charges	762,778	3,311,525

Net investment income/(expense)	(379,444)	5,438,049

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	3,143,088	1,289,843
Reinvested realized gain distributions	7,397,531	—

Net realized gain/(loss) on investments	10,540,619	1,289,843
Net change in unrealized appreciation/(depreciation) of investments	(9,937,922)	(3,014,167)

Net realized and unrealized gain/(loss) from investments	602,697	(1,724,324)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$223,253	$3,713,725

See notes to financial statements.

B-16

Investment Divisions
Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

21,891	243,069	15,597,742	976,541	37,755	5,732,666	7,272,549
9.94	15.95	33.26	20.04	65.01	12.09	31.83

$217,599	$3,876,950	$518,780,891	$19,569,883	$2,454,480	$69,307,928	$231,485,250

1,993	2,524	252,555	10,219	7,942	34,235	119,273

$215,606	$3,874,426	$518,528,336	$19,559,664	$2,446,538	$69,273,693	$231,365,977

$215,606	$3,874,042	$518,238,702	$19,559,161	$2,435,887	$69,252,685	$231,234,872
—	384	289,634	503	10,651	21,008	131,105

$215,606	$3,874,426	$518,528,336	$19,559,664	$2,446,538	$69,273,693	$231,365,977

12,286	224,748	24,749,023	1,253,592	135,519	5,229,295	9,451,697

$12.30 to $18.09	$15.88 to $17.37	$19.92 to $26.12	$14.34 to $15.69	$17.88 to $18.51	$10.57 to $13.03	$16.18 to $25.11

$212,224	$3,674,857	$403,839,295	$17,086,846	$1,656,651	$72,241,050	$219,248,916

Investment Divisions
Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

$585	$54,801	$4,289,192	$617,575	$791	$1,739,351	$618,433

3,697	67,042	7,762,892	318,254	36,949	1,113,068	3,633,597

(3,112)	(12,241)	(3,473,700)	299,321	(36,158)	626,283	(3,015,164)

14,911	435,806	16,941,561	1,205,049	305,521	1,022,301	6,329,758
—	142,454	47,632,182	2,040,494	70,961	63,020	30,788,122

14,911	578,260	64,573,743	3,245,543	376,482	1,085,321	37,117,880
(42,378)	(603,857)	(66,169,721)	(4,734,549)	(224,774)	(3,379,711)	(40,966,828)

(27,467)	(25,597)	(1,595,978)	(1,489,006)	151,708	(2,294,390)	(3,848,948)

$(30,579)	$(37,838)	$(5,069,678)	$(1,189,685)	$115,550	$(1,668,107)	$(6,864,112)

B-17

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2

Assets:
Shares owned in underlying fund	15,051	18,568,328
Net asset value per share (NAV)	18.91	1.00

Total Assets (Shares x NAV)	$284,616	$18,568,328

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,831	65,250

Net Assets	$282,785	$18,503,078

Net Assets: Total
Contract Value in accumulation period	$282,785	$18,299,018
Contracts in Payout (annuitization) period	—	204,060

Net Assets	$282,785	$18,503,078

Total Units Outstanding	15,907	1,850,002

Unit Value (Accumulation, Lowest to Highest)	$14.05 to $18.22	$9.84 to $9.91

Cost of Shares in Underlying Fund	$264,443	$18,568,328

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2

2015 Investment Income
Income:
Reinvested dividends	$3,357	$1,249
Expenses:
Mortality expense risk and administrative charges	4,540	247,206

Net investment income/(expense)	(1,183)	(245,957)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	18,021	—
Reinvested realized gain distributions	297	—

Net realized gain/(loss) on investments	18,318	—
Net change in unrealized appreciation/(depreciation) of investments	(10,456)	—

Net realized and unrealized gain/(loss) from investments	7,862	—

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$6,679	$(245,957)

See notes to financial statements.

B-18

Investment Divisions
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

366,341	565,295	331,315	9,130,047	362,604	159,258	22,939,064
31.40	15.80	13.32	13.20	14.20	19.20	12.47

$11,503,097	$8,931,662	$4,413,121	$120,516,624	$5,148,972	$3,057,753	$286,050,123

10,308	30,773	15,325	69,026	16,599	11,490	126,304

$11,492,789	$8,900,889	$4,397,796	$120,447,598	$5,132,373	$3,046,263	$285,923,819

$11,492,789	$8,900,889	$4,371,183	$120,447,598	$5,132,373	$3,046,263	$285,923,819
—	—	26,613	—	—	—	—

$11,492,789	$8,900,889	$4,397,796	$120,447,598	$5,132,373	$3,046,263	$285,923,819

847,218	731,145	302,510	8,370,186	297,468	170,404	27,545,334

$13.31 to $13.67	$10.97 to $13.80	$14.56 to $19.13	$14.04 to $14.43	$12.72 to $18.31	$15.37 to $20.04	$9.47 to $10.85

$12,258,098	$10,358,838	$3,693,068	$138,737,959	$5,485,966	$2,770,718	$298,974,364

Investment Divisions
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

$315	$730,903	$141,901	$3,078,264	$256,292	$101,926	$6,996,201

87,081	146,901	80,346	1,549,937	85,960	51,953	4,048,270

(86,766)	584,002	61,555	1,528,327	170,332	49,973	2,947,931

56,255	(145,595)	106,043	1,143,708	38,190	48,740	(747,144)
1,036,093	47,472	—	3,144,079	—	224,891	—

1,092,348	(98,123)	106,043	4,287,787	38,190	273,631	(747,144)
(913,488)	(1,030,979)	(569,581)	(15,781,441)	(687,302)	(534,899)	(4,977,684)

178,860	(1,129,102)	(463,538)	(11,493,654)	(649,112)	(261,268)	(5,724,828)

$92,094	$(545,100)	$(401,983)	$(9,965,327)	$(478,780)	$(211,295)	$(2,776,897)

B-19

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

Assets:
Shares owned in underlying fund	614,107	5,204,267
Net asset value per share (NAV)	24.72	17.68

Total Assets (Shares x NAV)	$15,180,732	$92,011,447

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	9,087	54,734

Net Assets	$15,171,645	$91,956,713

Net Assets: Total
Contract Value in accumulation period	$15,129,219	$91,924,463
Contracts in Payout (annuitization) period	42,426	32,250

Net Assets	$15,171,645	$91,956,713

Total Units Outstanding	844,435	4,055,365

Unit Value (Accumulation, Lowest to Highest)	$16.56 to $18.12	$16.97 to $24.59

Cost of Shares in Underlying Fund	$11,440,201	$89,164,847

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

2015 Investment Income
Income:
Reinvested dividends	$254,628	$631,743
Expenses:
Mortality expense risk and administrative charges	269,368	1,444,372

Net investment income/(expense)	(14,740)	(812,629)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	1,524,912	4,189,630
Reinvested realized gain distributions	1,884,446	14,529,179

Net realized gain/(loss) on investments	3,409,358	18,718,809
Net change in unrealized appreciation/(depreciation) of investments	(4,251,439)	(26,767,242)

Net realized and unrealized gain/(loss) from investments	(842,081)	(8,048,433)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(856,821)	$(8,861,062)

See notes to financial statements.

B-20

Investment Divisions
Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

892,541	7,915,812	13,771	81,986	24,092	2,325,211	47,418
15.68	12.78	21.10	39.09	26.30	14.45	9.17

$13,995,046	$101,164,081	$290,577	$3,204,833	$633,608	$33,599,302	$434,820

17,152	60,022	1,723	11,864	2,091	28,240	1,520

$13,977,894	$101,104,059	$288,854	$3,192,969	$631,517	$33,571,062	$433,300

$13,977,894	$100,992,958	$287,306	$3,175,955	$621,801	$33,564,333	$433,300
—	111,101	1,548	17,014	9,716	6,729	—

$13,977,894	$101,104,059	$288,854	$3,192,969	$631,517	$33,571,062	$433,300

1,169,369	9,666,177	15,727	127,194	32,565	1,565,971	31,021

$11.75 to $12.06	$10.01 to $10.66	$17.46 to $18.29	$20.59 to $28.32	$17.63 to $19.18	$21.03 to $21.61	$13.21 to $14.02

$14,328,408	$104,108,178	$219,914	$2,783,917	$537,140	$43,876,546	$480,857

Investment Divisions
Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

$219,948	$3,137,766	$3,196	$—	$4,844	$—	$25,449

106,586	1,384,182	4,805	39,972	11,157	448,473	7,278

113,362	1,753,584	(1,609)	(39,972)	(6,313)	(448,473)	18,171

6,819	142,090	23,264	320,613	71,915	(643,116)	(11,340)
148,884	—	42,762	140,515	76,152	1,028,176	—

155,703	142,090	66,026	461,128	148,067	385,060	(11,340)
(430,482)	(3,944,531)	(70,371)	(252,741)	(150,521)	(1,370,379)	(21,943)

(274,779)	(3,802,441)	(4,345)	208,387	(2,454)	(985,319)	(33,283)

$(161,417)	$(2,048,857)	$(5,954)	$168,415	$(8,767)	$(1,433,792)	$(15,112)

B-21

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	MFS Total Return Service Class	MFS Utilities Service Class

Assets:
Shares owned in underlying fund	509,659	3,440,041
Net asset value per share (NAV)	22.26	25.15

Total Assets (Shares x NAV)	$11,345,011	$86,517,019

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	5,564	64,761

Net Assets	$11,339,447	$86,452,258

Net Assets: Total
Contract Value in accumulation period	$11,275,546	$86,452,258
Contracts in Payout (annuitization) period	63,901	—

Net Assets	$11,339,447	$86,452,258

Total Units Outstanding	724,763	5,188,134

Unit Value (Accumulation, Lowest to Highest)	$14.35 to $15.70	$12.01 to $19.86

Cost of Shares in Underlying Fund	$9,334,567	$97,407,315

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	MFS Total Return Service Class	MFS Utilities Service Class

2015 Investment Income
Income:
Reinvested dividends	$287,474	$3,748,328
Expenses:
Mortality expense risk and administrative charges	191,755	1,299,512

Net investment income/(expense)	95,719	2,448,816

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	412,961	1,495,484
Reinvested realized gain distributions	454,799	6,578,731

Net realized gain/(loss) on investments	867,760	8,074,215
Net change in unrealized appreciation/(depreciation) of investments	(1,192,596)	(26,054,035)

Net realized and unrealized gain/(loss) from investments	(324,836)	(17,979,820)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(229,117)	$(15,531,004)

See notes to financial statements.

B-22

Investment Divisions
MFS Value Service Class	MFS Technology Service Class	MFS New Discovery Portfolio Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class

64,333	2,167,701	—	229,800	560,922	1,622,851	2,021,389
18.12	11.95	—	22.13	48.26	54.80	2.29

$1,165,713	$25,904,023	$—	$5,085,472	$27,070,096	$88,932,247	$4,628,981

4,707	21,937	—	14,338	22,634	46,197	14,065

$1,161,006	$25,882,086	$—	$5,071,134	$27,047,462	$88,886,050	$4,614,916

$1,161,006	$25,882,086	$—	$5,071,134	$27,047,462	$88,886,050	$4,614,916
—	—	—	—	—	—	—

$1,161,006	$25,882,086	$—	$5,071,134	$27,047,462	$88,886,050	$4,614,916

53,903	2,159,542	—	434,063	2,806,600	3,452,198	366,791

$18.31 to $23.15	$11.70 to $12.02	$—	$11.48 to $11.79	$9.62 to $9.64	$19.08 to $26.00	$10.60 to $10.89

$1,006,977	$20,988,716	$—	$5,130,922	$28,517,617	$69,640,906	$4,780,768

Investment Divisions
MFS Value Service Class	MFS Technology Service Class	MFS New Discovery Portfolio Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class

$24,844	$—	$—	$63,532	$198,253	$—	$31,078

19,297	395,690	—	39,080	134,634	1,362,088	50,706

5,547	(395,690)	—	24,452	63,619	(1,362,088)	(19,628)

32,969	1,436,171	—	3,465	(29,716)	4,481,156	28,517
70,037	836,579	—	36,354	1,155,422	16,961,963	234,704

103,006	2,272,750	—	39,819	1,125,706	21,443,119	263,221
(138,095)	458,071	—	(33,443)	(1,447,521)	(18,246,976)	(238,055)

(35,089)	2,730,821	—	6,376	(321,815)	3,196,143	25,166

$(29,542)	$2,335,131	$—	$30,828	$(258,196)	$1,834,055	$5,538

B-23

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Oppenheimer Main Street Small Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class

Assets:
Shares owned in underlying fund	10,334,825	64,672,381
Net asset value per share (NAV)	21.05	5.00

Total Assets (Shares x NAV)	$217,548,066	$323,361,907

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	114,785	153,700

Net Assets	$217,433,281	$323,208,207

Net Assets: Total
Contract Value in accumulation period	$217,433,281	$323,208,207
Contracts in Payout (annuitization) period	—	—

Net Assets	$217,433,281	$323,208,207

Total Units Outstanding	9,820,343	25,137,865

Unit Value (Accumulation, Lowest to Highest)	$18.75 to $29.30	$10.02 to $14.23

Cost of Shares in Underlying Fund	$221,179,717	$356,743,614

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Oppenheimer Main Street Small Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class

2015 Investment Income
Income:
Reinvested dividends	$1,382,790	$17,599,201
Expenses:
Mortality expense risk and administrative charges	3,143,189	4,693,071

Net investment income/(expense)	(1,760,399)	12,906,130

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	4,667,065	(106,497)
Reinvested realized gain distributions	32,028,784	—

Net realized gain/(loss) on investments	36,695,849	(106,497)
Net change in unrealized appreciation/(depreciation) of investments	(52,034,052)	(25,948,488)

Net realized and unrealized gain/(loss) from investments	(15,338,203)	(26,054,985)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(17,098,602)	$(13,148,855)

See notes to financial statements.

B-24

Investment Divisions
PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Global Multi-Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II

241,744	187,388	53,551,366	107,612	104,304	19,230,093	5,578,035
10.25	11.93	10.58	9.22	9.92	11.12	28.33

$2,477,881	$2,235,538	$566,573,450	$992,179	$1,034,698	$213,838,629	$158,025,745

7,977	7,713	247,940	3,524	4,025	97,683	75,150

$2,469,904	$2,227,825	$566,325,510	$988,655	$1,030,673	$213,740,946	$157,950,595

$2,469,904	$2,227,825	$566,325,510	$988,655	$1,030,673	$213,740,946	$157,950,595
—	—	—	—	—	—	—

$2,469,904	$2,227,825	$566,325,510	$988,655	$1,030,673	$213,740,946	$157,950,595

216,914	181,788	48,688,308	98,189	106,840	12,015,558	10,553,098

$9.83 to $11.65	$9.97 to $12.74	$10.47 to $12.90	$9.87 to $10.14	$9.50 to $9.74	$15.08 to $17.94	$18.22 to $22.86

$2,555,303	$2,629,103	$602,865,406	$1,052,639	$1,077,830	$222,134,134	$148,372,771

Investment Divisions
PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Global Multi-Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II

$86,072	$94,357	$28,388,496	$13,685	$29,300	$1,688,351	$2,624,164

40,904	38,071	8,421,850	8,802	9,012	3,231,265	2,017,824

45,168	56,286	19,966,646	4,883	20,288	(1,542,914)	606,340

6,702	(55,161)	(1,143,995)	266	(1,774)	2,713,260	1,671,966
—	—	6,117,061	—	266	36,358,778	4,712,581

6,702	(55,161)	4,973,066	266	(1,508)	39,072,038	6,384,547
(85,370)	(104,890)	(31,582,417)	(51,386)	(42,652)	(53,293,803)	(8,694,371)

(78,668)	(160,051)	(26,609,351)	(51,120)	(44,160)	(14,221,765)	(2,309,824)

$(33,500)	$(103,765)	$(6,642,705)	$(46,237)	$(23,872)	$(15,764,679)	$(1,703,484)

B-25

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II

Assets:
Shares owned in underlying fund	2,860	9,434,576
Net asset value per share (NAV)	19.79	18.70

Total Assets (Shares x NAV)	$56,607	$176,426,571

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	1,419	95,471

Net Assets	$55,188	$176,331,100

Net Assets: Total
Contract Value in accumulation period	$55,188	$176,331,100
Contracts in Payout (annuitization) period	—	—

Net Assets	$55,188	$176,331,100

Total Units Outstanding	2,617	8,246,654

Unit Value (Accumulation, Lowest to Highest)	$17.35 to $22.09	$16.24 to $21.56

Cost of Shares in Underlying Fund	$59,601	$167,915,465

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II

2015 Investment Income
Income:
Reinvested dividends	$707	$1,045,988
Expenses:
Mortality expense risk and administrative charges	1,422	2,679,252

Net investment income/(expense)	(715)	(1,633,264)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(18,888)	3,863,063
Reinvested realized gain distributions	28,909	21,703,829

Net realized gain/(loss) on investments	10,021	25,566,892
Net change in unrealized appreciation/(depreciation) of investments	(10,550)	(38,771,111)

Net realized and unrealized gain/(loss) from investments	(529)	(13,204,219)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(1,244)	$(14,837,483)

See notes to financial statements.

B-26

Investment Divisions
Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Global Bond	Ivy Funds VIP High Income

2,501,064	5,720,426	461,939	1,333,394	9,722,236	696,503	1,192,515
10.85	18.40	9.94	44.96	9.42	4.73	3.35

$27,136,545	$105,255,829	$4,591,672	$59,949,380	$91,601,934	$3,298,707	$3,996,476

28,873	61,926	12,170	33,188	50,451	9,119	11,062

$27,107,672	$105,193,903	$4,579,502	$59,916,192	$91,551,483	$3,289,588	$3,985,414

$27,107,672	$105,193,903	$4,579,502	$59,916,192	$91,551,483	$3,289,588	$3,985,414
—	—	—	—	—	—	—

$27,107,672	$105,193,903	$4,579,502	$59,916,192	$91,551,483	$3,289,588	$3,985,414

2,719,533	5,280,039	477,942	1,217,339	8,567,886	339,352	407,419

$10.23 to $10.50	$12.50 to $20.38	$9.41 to $9.67	$48.04 to $49.36	$10.43 to $10.72	$9.53 to $9.78	$9.61 to $9.87

$27,550,938	$101,485,962	$4,752,324	$60,449,216	$95,753,983	$3,444,195	$4,453,391

Investment Divisions
Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Global Bond	Ivy Funds VIP High Income

$251,511	$1,350,768	$48,912	$904,644	$—	$45,614	$134,509

142,234	1,342,126	40,492	910,157	1,198,118	25,257	38,853

109,277	8,642	8,420	(5,513)	(1,198,118)	20,357	95,656

(3,674)	1,229,481	(12,865)	367,604	485,296	(5,869)	(18,870)
45,688	3,529,840	—	2,823,981	6,009,138	—	22,838

42,014	4,759,321	(12,865)	3,191,585	6,494,434	(5,869)	3,968
(409,983)	(7,709,292)	(122,012)	(5,833,224)	(12,002,752)	(120,116)	(413,375)

(367,969)	(2,949,971)	(134,877)	(2,641,639)	(5,508,318)	(125,985)	(409,407)

$(258,692)	$(2,941,329)	$(126,457)	$(2,647,152)	$(6,706,436)	$(105,628)	$(313,751)

B-27

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Putnam VT Equity Income Class IB	Putnam VT Absolute Return 500 Class IB

Assets:
Shares owned in underlying fund	4,821,249	128,540
Net asset value per share (NAV)	21.55	10.34

Total Assets (Shares x NAV)	$103,897,922	$1,329,099

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	55,514	3,927

Net Assets	$103,842,408	$1,325,172

Net Assets: Total
Contract Value in accumulation period	$103,842,408	$1,325,172
Contracts in Payout (annuitization) period	—	—

Net Assets	$103,842,408	$1,325,172

Total Units Outstanding	4,815,996	129,597

Unit Value (Accumulation, Lowest to Highest)	$21.04 to $21.62	$10.06 to $10.33

Cost of Shares in Underlying Fund	$94,397,724	$1,355,096

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Putnam VT Equity Income Class IB	Putnam VT Absolute Return 500 Class IB

2015 Investment Income
Income:
Reinvested dividends	$1,292,455	$400
Expenses:
Mortality expense risk and administrative charges	1,338,646	9,780

Net investment income/(expense)	(46,191)	(9,380)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	260,846	114
Reinvested realized gain distributions	—	11,953

Net realized gain/(loss) on investments	260,846	12,067
Net change in unrealized appreciation/(depreciation) of investments	(4,811,310)	(30,496)

Net realized and unrealized gain/(loss) from investments	(4,550,464)	(18,429)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(4,596,655)	$(27,809)

See notes to financial statements.

B-28

Investment Divisions
Putnam VT Small Cap Value Class IB	Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares

187,804	1,667,724	178,280	115,348	35,197	85,040	217,861
13.99	16.73	7.10	10.32	12.59	54.67	7.75

$2,627,373	$27,901,015	$1,265,787	$1,190,390	$443,126	$4,649,123	$1,688,424

8,148	25,466	2,914	3,473	1,447	2,468	5,988

$2,619,225	$27,875,549	$1,262,873	$1,186,917	$441,679	$4,646,655	$1,682,436

$2,619,225	$27,875,549	$1,262,873	$1,186,917	$441,679	$4,646,655	$1,682,436
—	—	—	—	—	—	—

$2,619,225	$27,875,549	$1,262,873	$1,186,917	$441,679	$4,646,655	$1,682,436

233,009	2,973,680	167,892	124,718	45,993	354,420	123,545

$11.04 to $11.34	$9.35 to $9.38	$7.38 to $7.58	$9.46 to $9.54	$9.41 to $9.66	$12.86 to $13.20	$13.37 to $13.73

$2,838,859	$28,371,511	$1,861,902	$1,229,721	$480,616	$4,840,712	$1,713,283

Investment Divisions
Putnam VT Small Cap Value Class IB	Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares

$10,501	$—	$11,614	$724	$7,772	$25,506	$3,900

22,892	138,466	13,014	3,472	4,183	40,338	11,573

(12,391)	(138,466)	(1,400)	(2,748)	3,589	(14,832)	(7,673)

(14,265)	(3,211)	(38,141)	(15)	(354)	5,048	9,950
139,657	—	30,792	528	626	306,567	64,244

125,392	(3,211)	(7,349)	513	272	311,615	74,194
(243,613)	(470,497)	(567,299)	(39,331)	(33,521)	(291,177)	(37,501)

(118,221)	(473,708)	(574,648)	(38,818)	(33,249)	20,438	36,693

$(130,612)	$(612,174)	$(576,048)	$(41,566)	$(29,660)	$5,606	$29,020

B-29

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II

Assets:
Shares owned in underlying fund	395,512	159,263
Net asset value per share (NAV)	11.51	20.31

Total Assets (Shares x NAV)	$4,552,339	$3,234,631

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	8,751	9,026

Net Assets	$4,543,588	$3,225,605

Net Assets: Total
Contract Value in accumulation period	$4,543,588	$3,225,605
Contracts in Payout (annuitization) period	—	—

Net Assets	$4,543,588	$3,225,605

Total Units Outstanding	408,243	276,769

Unit Value (Accumulation, Lowest to Highest)	$10.93 to $11.22	$11.45 to $11.76

Cost of Shares in Underlying Fund	$4,683,324	$3,410,530

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II

2015 Investment Income
Income:
Reinvested dividends	$—	$—
Expenses:
Mortality expense risk and administrative charges	23,735	27,043

Net investment income/(expense)	(23,735)	(27,043)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	(667)	1,184
Reinvested realized gain distributions	92,708	54,231

Net realized gain/(loss) on investments	92,041	55,415
Net change in unrealized appreciation/(depreciation) of investments	(120,548)	(165,850)

Net realized and unrealized gain/(loss) from investments	(28,507)	(110,435)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$(52,242)	$(137,478)

See notes to financial statements.

B-30

Investment Divisions
QS Legg Mason Dynamic Multi-Strategy VIT Class II	Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II

83,632	2,948,925	165,770	93,890	23,185	77,290	139,757
12.12	5.58	10.47	9.22	24.09	15.27	37.67

$1,013,625	$16,455,001	$1,735,614	$865,667	$558,535	$1,180,212	$5,264,656

3,209	11,867	4,771	3,249	2,190	4,347	4,658

$1,010,416	$16,443,134	$1,730,843	$862,418	$556,345	$1,175,865	$5,259,998

$1,010,416	$16,443,134	$1,730,843	$862,418	$556,345	$1,175,865	$5,259,998
—	—	—	—	—	—	—

$1,010,416	$16,443,134	$1,730,843	$862,418	$556,345	$1,175,865	$5,259,998

94,534	1,694,910	172,787	88,302	53,918	107,591	298,070

$10.49 to $10.76	$9.68 to $9.70	$9.83 to $10.09	$9.58 to $9.84	$10.13 to $10.40	$10.75 to $11.04	$17.34 to $17.81

$1,066,065	$16,768,331	$1,808,848	$938,716	$546,617	$1,161,931	$5,625,446

Investment Divisions
QS Legg Mason Dynamic Multi-Strategy VIT Class II	Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II

$8,047	$193,444	$36,768	$51,499	$2,681	$—	$—

6,024	77,866	11,828	6,960	5,372	10,474	40,105

2,023	115,578	24,940	44,539	(2,691)	(10,474)	(40,105)

135	(155)	(898)	9,632	2,150	3,052	42,449
3,665	—	11,381	—	—	—	388,864

3,800	(155)	10,483	9,632	2,150	3,052	431,313
(54,355)	(313,330)	(63,032)	(109,167)	896	1,024	(406,344)

(50,555)	(313,485)	(52,549)	(99,535)	3,046	4,076	24,969

$(48,532)	$(197,907)	$(27,609)	$(54,996)	$355	$(6,398)	$(15,136)

B-31

The Guardian Separate Account R

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2015 (continued)

	T. Rowe Price Blue Chip Growth Portfolio II	UIF Emerging Markets Equity Class II

Assets:
Shares owned in underlying fund	1,244,353	148,629
Net asset value per share (NAV)	22.37	12.35

Total Assets (Shares x NAV)	$27,836,169	$1,835,569

Liabilities:
Due to The Guardian Insurance & Annuity Company, Inc.	25,843	4,931

Net Assets	$27,810,326	$1,830,638

Net Assets: Total
Contract Value in accumulation period	$27,810,326	$1,830,638
Contracts in Payout (annuitization) period	—	—

Net Assets	$27,810,326	$1,830,638

Total Units Outstanding	2,746,112	212,241

Unit Value (Accumulation, Lowest to Highest)	$10.10 to $10.13	$8.47 to $8.70

Cost of Shares in Underlying Fund	$27,192,268	$2,090,051

STATEMENTS OF OPERATIONS Year Ended December 31, 2015 (continued)

	T. Rowe Price Blue Chip Growth Portfolio II	UIF Emerging Markets Equity Class II

2015 Investment Income
Income:
Reinvested dividends	$—	$9,679
Expenses:
Mortality expense risk and administrative charges	137,843	17,290

Net investment income/(expense)	(137,843)	(7,611)

2015 Realized and Unrealized Gain/(Loss) from Investments
Realized gain/(loss) from investments:
Net realized gain/(loss) from sale of investments	23,859	(2,383)
Reinvested realized gain distributions	—	—

Net realized gain/(loss) on investments	23,859	(2,383)
Net change in unrealized appreciation/(depreciation) of investments	643,901	(183,914)

Net realized and unrealized gain/(loss) from investments	667,760	(186,297)

2015 Net Increase/(Decrease) in Net Assets Resulting from Operations	$529,917	$(193,908)

See notes to financial statements.

B-32

Investment Divisions
Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

57,885	66,573
16.35	22.85

$946,413	$1,521,196

3,631	4,643

$942,782	$1,516,553

$942,782	$1,516,553
—	—

$942,782	$1,516,553

158,462	120,346

$5.85 to $6.00	$12.36 to $12.69

$1,395,756	$1,733,111

Investment Divisions
Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

$157	$16,624

8,934	12,843

(8,777)	3,781

(31,812)	3,155
—	231,084

(31,812)	234,239
(298,837)	(215,083)

(330,649)	19,156

$(339,426)	$22,937

B-33

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015

	RS Large Cap Alpha VIP Series	RS S&P 500 Index VIP Series

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(897,996)	$126,295
Net realized gain/(loss) from sale of investments	22,241,348	3,639,779
Reinvested realized gain distributions	49,115,632	—
Net change in unrealized appreciation/(depreciation) of investments	(25,356,171)	2,856,375

Net increase/(decrease) resulting from operations	45,102,813	6,622,449

2014 Contract Transactions
Contract purchase payments	4,576,132	946,386
Transfers between investment divisions, net	(28,151,526)	(3,822,180)
Transfers on account of death	(1,517,290)	(274,940)
Transfers for annuity benefits, surrenders and partial withdrawals	(15,934,650)	(7,163,337)
Contract fees	(39,374)	(11,266)
Transfers–rider fees and other	(4,745,887)	(227,113)

Net increase/(decrease) from contract transactions	(45,812,595)	(10,552,450)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(709,782)	(3,930,001)
Net Assets at December 31, 2013	402,647,509	61,683,047

Net Assets at December 31, 2014	$401,937,727	$57,753,046

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(566,934)	$183,088
Net realized gain/(loss) from sale of investments	10,775,153	4,167,020
Reinvested realized gain distributions	35,315,811	—
Net change in unrealized appreciation/(depreciation) of investments	(58,753,890)	(4,521,224)

Net increase/(decrease) resulting from operations	(13,229,860)	(171,116)

2015 Contract Transactions
Contract purchase payments	2,976,915	607,557
Transfers between investment divisions, net	4,509,436	370,289
Transfers on account of death	(1,536,981)	(126,670)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,745,083)	(5,432,727)
Contract fees	(37,166)	(10,624)
Transfers–rider fees and other	(4,912,126)	(206,323)

Net increase/(decrease) from contract transactions	(13,745,005)	(4,798,498)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(26,974,865)	(4,969,614)
Net Assets at December 31, 2014	401,937,727	57,753,046

Net Assets at December 31, 2015	$374,962,862	$52,783,432

See notes to financial statements.

B-34

Investment Divisions
RS High Yield VIP Series	RS Low Duration Bond VIP Series	RS Small Cap Growth Equity VIP Series	RS International VIP Series	RS Emerging Markets VIP Series	RS Investment Quality Bond VIP Series	RS Money Market VIP Series

$863,433	$748,356	$(310,256)	$299,163	$(86,131)	$7,738,390	$(299,647)
567,085	(118,874)	1,614,430	956,513	(204,281)	1,994,332	—
444,621	—	3,344,803	4,258,067	301,784	3,902,951	—
(2,209,253)	(1,978,993)	(3,041,311)	(9,105,874)	(874,222)	5,982,554	—

(334,114)	(1,349,511)	1,607,666	(3,592,131)	(862,850)	19,618,227	(299,647)

226,509	20,989,433	1,397,069	343,838	2,085,327	32,334,254	1,837,192
553,132	16,328,888	(263,737)	2,956,318	144,754	18,925,937	900,731
(98,215)	(1,092,090)	(59,657)	(423,670)	(44,753)	(2,298,437)	(214,835)
(2,008,419)	(8,104,282)	(2,224,186)	(6,437,843)	(1,996,006)	(33,032,342)	(3,416,624)
(3,726)	(23,549)	(4,948)	(10,053)	(6,154)	(55,150)	(10,177)
(101,226)	(2,924,881)	(59,201)	(367,848)	(13,502)	(5,556,072)	(12,003)

(1,431,945)	25,173,519	(1,214,660)	(3,939,258)	169,666	10,318,190	(915,716)

—	—	—	—	—	—	15,067

(1,766,059)	23,824,008	393,006	(7,531,389)	(693,184)	29,936,417	(1,200,296)
18,298,369	225,962,176	20,603,882	57,828,874	16,690,026	484,570,932	20,969,961

$16,532,310	$249,786,184	$20,996,888	$50,297,485	$15,996,842	$514,507,349	$19,769,665

$750,856	$(245,395)	$(324,503)	$242,148	$(176,585)	$5,552,642	$(26,388)
(68,380)	(415,005)	2,443,282	1,531,064	(1,057,201)	1,768,612	—
—	—	3,238,408	127,430	—	4,939,148	—
(1,551,124)	(1,974,692)	(5,392,276)	(1,929,650)	(910,940)	(18,025,627)	—

(868,648)	(2,635,092)	(35,089)	(29,008)	(2,144,726)	(5,765,225)	(26,388)

175,177	25,118,109	789,387	348,822	664,458	29,705,133	537,843
261,813	3,789,859	(498,774)	165,711	105,265	4,187,597	(17,509,668)
(21,829)	(1,547,981)	(80,190)	(131,363)	(9,304)	(2,682,576)	(1,731,046)
(1,784,459)	(8,413,219)	(2,393,150)	(5,293,249)	(1,504,188)	(28,156,087)	(1,037,731)
(3,277)	(24,729)	(5,075)	(9,095)	(5,352)	(54,232)	(3,816)
(101,314)	(3,366,323)	(53,718)	(355,280)	(11,875)	(6,138,826)	1,141

(1,473,889)	15,555,716	(2,241,520)	(5,274,454)	(760,996)	(3,138,991)	(19,743,277)

—	—	—	—	—	—	—

(2,342,537)	12,920,624	(2,276,609)	(5,303,462)	(2,905,722)	(8,904,216)	(19,769,665)
16,532,310	249,786,184	20,996,888	50,297,485	15,996,842	514,507,349	19,769,665

$14,189,773	$262,706,808	$18,720,279	$44,994,023	$13,091,120	$505,603,133	$—

B-35

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Gabelli Capital Asset	Value Line Centurion

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(119,386)	$(15,450)
Net realized gain/(loss) from sale of investments	437,997	96,518
Reinvested realized gain distributions	777,429	—
Net change in unrealized appreciation/(depreciation) of investments	(1,198,688)	5,714

Net increase/(decrease) resulting from operations	(102,648)	86,782

2014 Contract Transactions
Contract purchase payments	89,177	24,634
Transfers between investment divisions, net	150,177	(80,484)
Transfers on account of death	(20,379)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(2,132,509)	(106,665)
Contract fees	(4,482)	(297)
Transfers–rider fees and other	(18,528)	(3,499)

Net increase/(decrease) from contract transactions	(1,936,544)	(166,311)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,039,192)	(79,529)
Net Assets at December 31, 2013	11,606,215	1,242,575

Net Assets at December 31, 2014	$9,567,023	$1,163,046

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(95,488)	$(14,088)
Net realized gain/(loss) from sale of investments	474,309	40,747
Reinvested realized gain distributions	797,829	—
Net change in unrealized appreciation/(depreciation) of investments	(2,035,907)	(32,101)

Net increase/(decrease) resulting from operations	(859,257)	(5,442)

2015 Contract Transactions
Contract purchase payments	80,086	20,178
Transfers between investment divisions, net	(634,859)	41,779
Transfers on account of death	(7,885)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,176,814)	(27,962)
Contract fees	(3,640)	(250)
Transfers–rider fees and other	(11,552)	(3,489)

Net increase/(decrease) from contract transactions	(1,754,664)	30,256

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,613,921)	24,814
Net Assets at December 31, 2014	9,567,023	1,163,046

Net Assets at December 31, 2015	$6,953,102	$1,187,860

See notes to financial statements.

B-36

Investment Divisions
Value Line Strategic Asset Management Trust	Value Line VIP Equity Advantage	Invesco V.I. American Franchise Series II	Invesco V.I. Value Opportunities Series II	Invesco V.I. Global Real Estate Series II	Invesco V.I. Government Securities Series II	Invesco V.I. Mid Cap Core Equity Series II

$(81,165)	$—	$(154,840)	$(7,099)	$(1,330)	$55,317	$(624,168)
17,327	—	696,099	160,872	17,952	(498)	938,506
882,655	—	—	—	—	—	5,073,889
(304,701)	—	115,808	(80,627)	59,489	54,455	(4,383,904)

514,116	—	657,067	73,146	76,111	109,274	1,004,323

110,531	—	72,914	22,854	44,585	42,734	8,990,708
(164,022)	—	(161,814)	2,829	(51,641)	(205,947)	234,013
(30,882)	—	—	(25,186)	(5,999)	(13,901)	(280,931)
(633,415)	—	(1,873,919)	(182,268)	(30,361)	(829,892)	(877,737)
(3,189)	—	(2,772)	(591)	(156)	(1,735)	(4,279)
(14,166)	—	(54,579)	(1,907)	124	(21,054)	(513,188)

(735,143)	—	(2,020,170)	(184,269)	(43,448)	(1,029,795)	7,548,586

—	—	—	—	—	—	—

(221,027)	—	(1,363,103)	(111,123)	32,663	(920,521)	8,552,909
7,957,613	—	11,162,267	1,671,590	635,556	5,291,803	38,269,129

$7,736,586	$—	$9,799,164	$1,560,467	$668,219	$4,371,282	$46,822,038

$(61,122)	$(3,266)	$(132,509)	$9,990	$13,364	$10,477	$(660,256)
97,157	(133)	1,330,598	110,690	45,019	5,024	424,042
454,030	—	47,476	107,457	—	—	4,677,494
(531,818)	(16,642)	(925,817)	(405,888)	(86,257)	(65,948)	(7,248,205)

(41,753)	(20,041)	319,748	(177,751)	(27,874)	(50,447)	(2,806,925)

42,429	609,124	18,526	14,577	3,250	25,533	3,982,813
25,261	55,334	(274,685)	15,110	48,183	16,255	188,305
(18,160)	—	—	—	(699)	—	(204,501)
(615,445)	(1,390)	(1,678,203)	(171,433)	(117,106)	(979,581)	(1,280,950)
(3,075)	—	(2,424)	(441)	(183)	(1,488)	(5,099)
(15,530)	—	(48,857)	(1,621)	—	(19,423)	(668,901)

(584,520)	663,068	(1,985,643)	(143,808)	(66,555)	(958,704)	2,011,667

—	—	—	—	—	—	—

(626,273)	643,027	(1,665,895)	(321,559)	(94,429)	(1,009,151)	(795,258)
7,736,586	—	9,799,164	1,560,467	668,219	4,371,282	46,822,038

$7,110,313	$643,027	$8,133,269	$1,238,908	$573,790	$3,362,131	$46,026,780

B-37

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Invesco V.I. Core Equity Series II	Invesco V.I. International Growth Series II

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,003,606)	$(2,509)
Net realized gain/(loss) from sale of investments	2,936,404	1,531,129
Reinvested realized gain distributions	687,018	—
Net change in unrealized appreciation/(depreciation) of investments	5,318,973	(3,108,332)

Net increase/(decrease) resulting from operations	7,938,789	(1,579,712)

2014 Contract Transactions
Contract purchase payments	28,714,762	21,250,757
Transfers between investment divisions, net	(1,997,965)	6,727,835
Transfers on account of death	(1,029,835)	(562,181)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,271,894)	(1,608,730)
Contract fees	(10,777)	(8,160)
Transfers–rider fees and other	(1,703,580)	(1,383,200)

Net increase/(decrease) from contract transactions	21,700,711	24,416,321

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	29,639,500	22,836,609
Net Assets at December 31, 2013	119,810,270	97,861,870

Net Assets at December 31, 2014	$149,449,770	$120,698,479

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(795,582)	$(131,395)
Net realized gain/(loss) from sale of investments	2,450,994	2,266,860
Reinvested realized gain distributions	16,547,909	—
Net change in unrealized appreciation/(depreciation) of investments	(30,119,030)	(7,512,078)

Net increase/(decrease) resulting from operations	(11,915,709)	(5,376,613)

2015 Contract Transactions
Contract purchase payments	12,897,442	16,587,205
Transfers between investment divisions, net	4,302,701	3,616,692
Transfers on account of death	(677,226)	(471,834)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,175,549)	(2,237,468)
Contract fees	(13,444)	(9,981)
Transfers–rider fees and other	(2,210,430)	(1,774,988)

Net increase/(decrease) from contract transactions	11,123,494	15,709,626

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(792,215)	10,333,013
Net Assets at December 31, 2014	149,449,770	120,698,479

Net Assets at December 31, 2015	$148,657,555	$131,031,492

See notes to financial statements.

B-38

Investment Divisions
Invesco V.I. Small Cap Equity Series II	Invesco V.I. Comstock Series II	Invesco V.I. American Value Series II	Invesco V.I. Growth and Income Series II	Invesco V.I. Balanced-Risk Allocation Series II	Alger Capital Appreciation Class S	AB VPS Growth and Income Class B

$(691,216)	$(452,219)	$(526,825)	$(5,713)	$(4,900)	$(48,622)	$(8,911)
1,392,053	4,952,751	1,205,552	352,648	(855)	313,407	150,499
4,745,118	—	3,664,741	887,799	32,990	503,033	—
(4,699,621)	6,380,121	(1,098,430)	(616,970)	(25,717)	(416,552)	15,175

746,334	10,880,653	3,245,038	617,764	1,518	351,266	156,763

10,256,146	31,721,266	8,922,170	55,003	900,883	76,447	31,864
633,303	(6,057,549)	(1,179,149)	(185,233)	37,426	304,013	97,422
(312,263)	(977,852)	(267,427)	(25,675)	—	(11,789)	(81,797)
(807,710)	(2,458,239)	(694,818)	(1,405,045)	(3,146)	(611,479)	(316,882)
(3,946)	(11,751)	(3,559)	(2,773)	—	(1,447)	(1,284)
(594,809)	(1,877,143)	(512,313)	(20,636)	7	(5,791)	(4,658)

9,170,721	20,338,732	6,264,904	(1,584,359)	935,170	(250,046)	(275,335)

—	—	—	—	—	—	—

9,917,055	31,219,385	9,509,942	(966,595)	936,688	101,220	(118,572)
43,347,681	133,498,348	37,187,393	8,341,919	—	3,242,960	2,272,095

$53,264,736	$164,717,733	$46,697,335	$7,375,324	$936,688	$3,344,180	$2,153,523

$(798,721)	$475,912	$(694,306)	$72,856	$114,647	$(51,456)	$(6,923)
935,761	5,048,230	1,047,929	163,254	(9,638)	207,055	200,337
11,334,718	483,411	5,948,619	1,019,209	353,486	374,663	—
(15,477,713)	(19,198,070)	(11,679,235)	(1,562,665)	(726,027)	(382,580)	(194,193)

(4,005,955)	(13,190,517)	(5,376,993)	(307,346)	(267,532)	147,682	(779)

4,635,876	14,220,560	4,244,222	25,272	4,098,924	34,933	36,710
(822,978)	650,494	946,104	26,860	372,089	43,984	(18,889)
(239,472)	(740,361)	(202,731)	(30,218)	(9,911)	—	—
(1,109,222)	(3,404,777)	(1,078,654)	(1,159,755)	(32,656)	(306,240)	(303,959)
(4,937)	(14,539)	(4,499)	(2,454)	—	(1,431)	(1,197)
(779,558)	(2,417,740)	(662,444)	(17,782)	(4,072)	(4,036)	(4,735)

1,679,709	8,293,637	3,241,998	(1,158,077)	4,424,374	(232,790)	(292,070)

—	—	—	—	—	—	—

(2,326,246)	(4,896,880)	(2,134,995)	(1,465,423)	4,156,842	(85,108)	(292,849)
53,264,736	164,717,733	46,697,335	7,375,324	936,688	3,344,180	2,153,523

$50,938,490	$159,820,853	$44,562,340	$5,909,901	$5,093,530	$3,259,072	$1,860,674

B-39

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	AB VPS International Value Class B	AB VPS Large Cap Growth Class B

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$843,256	$(31,106)
Net realized gain/(loss) from sale of investments	108,530	316,964
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	(4,125,723)	(58,476)

Net increase/(decrease) resulting from operations	(3,173,937)	227,382

2014 Contract Transactions
Contract purchase payments	233,620	12,268
Transfers between investment divisions, net	4,641,835	27,511
Transfers on account of death	(93,787)	(9,896)
Transfers for annuity benefits, surrenders and partial withdrawals	(1,417,660)	(408,163)
Contract fees	(3,800)	(493)
Transfers–rider fees and other	(487,165)	(5,299)

Net increase/(decrease) from contract transactions	2,873,043	(384,072)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(300,894)	(156,690)
Net Assets at December 31, 2013	40,207,895	2,171,672

Net Assets at December 31, 2014	$39,907,001	$2,014,982

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$314,591	$(31,753)
Net realized gain/(loss) from sale of investments	300,942	354,460
Reinvested realized gain distributions	—	180,174
Net change in unrealized appreciation/(depreciation) of investments	(24,025)	(317,623)

Net increase/(decrease) resulting from operations	591,508	185,258

2015 Contract Transactions
Contract purchase payments	170,766	18,292
Transfers between investment divisions, net	(120,779)	359,479
Transfers on account of death	(169,789)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,484,602)	(466,167)
Contract fees	(3,604)	(577)
Transfers–rider fees and other	(517,434)	(4,968)

Net increase/(decrease) from contract transactions	(2,125,442)	(93,941)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(1,533,934)	91,317
Net Assets at December 31, 2014	39,907,001	2,014,982

Net Assets at December 31, 2015	$38,373,067	$2,106,299

See notes to financial statements.

B-40

Investment Divisions
AB VPS Global Thematic Growth Class B	AB VPS Real Estate Investment Class B	AB VPS Value Class B	AB VPS Dynamic Asset Allocation Class B	BlackRock Capital Appreciation V.I. Class III	BlackRock Global Allocation V.I. Class III	BlackRock Large Cap Core V.I. Class III

$(18,225)	$47,526	$(305)	$(3,124)	$(2,357,080)	$31,543	$(2,243,007)
52,609	312,442	78,424	93	3,902,962	82,038	12,030,426
—	1,203,848	—	15,576	28,138,625	390,362	37,623,913
7,932	(580,153)	42,743	(3,879)	(17,375,369)	(492,700)	(16,837,567)

42,316	983,663	120,862	8,666	12,309,138	11,243	30,573,765

23,028	90,758	3,250	532,788	25,669,535	237,533	19,045,726
(1,079)	(232,435)	(18,865)	34,162	(7,089,883)	744,554	(16,254,486)
—	—	—	—	(500,684)	(172,390)	(934,658)
(169,572)	(815,495)	(190,779)	(925)	(2,160,290)	(472,463)	(7,142,012)
(543)	(1,797)	(522)	(54)	(11,452)	(1,372)	(24,864)
(3,193)	(8,271)	(3,891)	—	(2,119,637)	290	(3,960,941)

(151,359)	(967,240)	(210,807)	565,971	13,787,589	336,152	(9,271,235)

—	—	—	—	—	—	—

(109,043)	16,423	(89,945)	574,637	26,096,727	347,395	21,302,530
1,269,316	4,664,090	1,503,698	56,734	153,467,762	4,136,077	299,475,354

$1,160,273	$4,680,513	$1,413,753	$631,371	$179,564,489	$4,483,472	$320,777,884

$(17,975)	$(10,985)	$3,849	$(7,855)	$(2,715,866)	$(22,662)	$(1,847,698)
49,977	(157,756)	155,242	1,177	2,823,738	(20,375)	9,324,931
—	356,125	—	26,824	14,693,288	285,571	15,675,552
(13,457)	(235,266)	(264,020)	(94,293)	(5,318,537)	(360,337)	(26,747,468)

18,545	(47,882)	(104,929)	(74,147)	9,482,623	(117,803)	(3,594,683)

15,444	43,530	6,202	1,859,242	11,160,075	459,816	8,775,733
107,931	(19,543)	(32,207)	67,507	(13,049,709)	294,247	(8,257,713)
—	—	(9,878)	—	(746,022)	(65,757)	(1,182,049)
(178,091)	(465,396)	(212,923)	(17,663)	(2,706,898)	(385,620)	(7,508,914)
(475)	(1,650)	(428)	(95)	(13,480)	(1,367)	(25,293)
(3,050)	(7,653)	(3,518)	—	(2,597,074)	1,569	(4,402,119)

(58,241)	(450,712)	(252,752)	1,908,991	(7,953,108)	302,888	(12,600,355)

—	—	—	—	—	—	—

(39,696)	(498,594)	(357,681)	1,834,844	1,529,515	185,085	(16,195,038)
1,160,273	4,680,513	1,413,753	631,371	179,564,489	4,483,472	320,777,884

$1,120,577	$4,181,919	$1,056,072	$2,466,215	$181,094,004	$4,668,557	$304,582,846

B-41

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	BlackRock Large Cap Value V.I. Class III	Columbia Variable Portfolio- Asset Allocation Class 2

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,599)	$6,504
Net realized gain/(loss) from sale of investments	49,777	8,865
Reinvested realized gain distributions	181,370	25,026
Net change in unrealized appreciation/(depreciation) of investments	(102,289)	45,415

Net increase/(decrease) resulting from operations	119,259	85,810

2014 Contract Transactions
Contract purchase payments	76,439	7,682
Transfers between investment divisions, net	(2,469)	7,410
Transfers on account of death	(13,913)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(84,690)	(11,577)
Contract fees	(359)	(514)
Transfers–rider fees and other	1	—

Net increase/(decrease) from contract transactions	(24,991)	3,001

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	94,268	88,811
Net Assets at December 31, 2013	1,254,036	1,074,661

Net Assets at December 31, 2014	$1,348,304	$1,163,472

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(9,638)	$2,857
Net realized gain/(loss) from sale of investments	21,278	25,525
Reinvested realized gain distributions	90,754	138,254
Net change in unrealized appreciation/(depreciation) of investments	(149,526)	(180,628)

Net increase/(decrease) resulting from operations	(47,132)	(13,992)

2015 Contract Transactions
Contract purchase payments	35,927	8,131
Transfers between investment divisions, net	(9,406)	263,661
Transfers on account of death	(865)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(84,502)	(44,934)
Contract fees	(333)	(490)
Transfers–rider fees and other	(23)	(56)

Net increase/(decrease) from contract transactions	(59,202)	226,312

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(106,334)	212,320
Net Assets at December 31, 2014	1,348,304	1,163,472

Net Assets at December 31, 2015	$1,241,970	$1,375,792

See notes to financial statements.

B-42

Investment Divisions
Columbia Variable Portfolio- Small Cap Value Class 2	Columbia Variable Portfolio- Small Company Growth Class 2	Columbia Variable Portfolio- Large Cap Growth Class 2	Variable Portfolio- Loomis Sayles Growth Class 2	Columbia Variable Portfolio- Seligman Global Technology Class 2	Davis Financial	Davis Real Estate

$(933,674)	$(4,637)	$(3,531)	$(11,899)	$(942,203)	$(7,330)	$(12,943)
1,949,542	5,559	35,404	14,957	4,316,117	246,411	356,643
11,471,007	5,882	10,020	82,950	5,509,469	264,146	—
(10,785,151)	(30,061)	(29,839)	(31,795)	4,737,458	(253,548)	391,039

1,701,724	(23,257)	12,054	54,213	13,620,841	249,679	734,739

9,011,489	12,023	2,292	7,459	672,823	23,221	47,047
1,707,520	32,082	(2,109)	1,066,681	(8,497,081)	124,537	10,543
(310,833)	—	—	—	(190,908)	(870)	(8,183)
(2,464,086)	(15,563)	(5,872)	(20,165)	(1,741,924)	(330,907)	(523,554)
(7,959)	(190)	(106)	(160)	(5,685)	(903)	(1,561)
(1,180,396)	—	(7)	—	(839,728)	(2,248)	(4,512)

6,755,735	28,352	(5,802)	1,053,815	(10,602,503)	(187,170)	(480,220)

—	—	—	—	—	—	—

8,457,459	5,095	6,252	1,108,028	3,018,338	62,509	254,519
90,911,979	325,302	205,972	548,656	64,696,941	2,346,840	3,115,265

$99,369,438	$330,397	$212,224	$1,656,684	$67,715,279	$2,409,349	$3,369,784

$(895,208)	$(5,224)	$(2,826)	$(14,823)	$(941,371)	$(14,652)	$(9)
673,255	30,005	22,915	145,310	4,205,309	140,291	564,220
6,782,980	16,074	34,572	69,460	10,354,380	282,405	—
(14,466,909)	(39,608)	(55,216)	(155,325)	(8,237,239)	(396,916)	(569,768)

(7,905,882)	1,247	(555)	44,622	5,381,079	11,128	(5,557)

11,456,707	3,808	1,697	1,730	465,515	40,609	56,635
50,725	70,546	(22,514)	(1,107,228)	(9,029,912)	64,780	104,099
(452,118)	(682)	(1,274)	—	(233,717)	(1,718)	(6,979)
(2,621,454)	(15,186)	(30,850)	(43,966)	(1,709,548)	(190,970)	(482,690)
(8,345)	(186)	(100)	(129)	(5,537)	(846)	(1,529)
(1,350,701)	10	(5)	—	(890,017)	(2,345)	(4,066)

7,074,814	58,310	(53,046)	(1,149,593)	(11,403,216)	(90,490)	(334,530)

—	—	—	—	—	—	—

(831,068)	59,557	(53,601)	(1,104,971)	(6,022,137)	(79,362)	(340,087)
99,369,438	330,397	212,224	1,656,684	67,715,279	2,409,349	3,369,784

$98,538,370	$389,954	$158,623	$551,713	$61,693,142	$2,329,987	$3,029,697

B-43

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Davis Value	Wells Fargo VT International Equity Class 2

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(343,166)	$2,886,256
Net realized gain/(loss) from sale of investments	3,199,318	199,548
Reinvested realized gain distributions	11,049,393	5,286,924
Net change in unrealized appreciation/(depreciation) of investments	(11,394,034)	(23,526,621)

Net increase/(decrease) resulting from operations	2,511,511	(15,153,893)

2014 Contract Transactions
Contract purchase payments	218,078	2,440,994
Transfers between investment divisions, net	(1,504,921)	30,083,619
Transfers on account of death	(461,628)	(659,980)
Transfers for annuity benefits, surrenders and partial withdrawals	(7,284,653)	(5,992,312)
Contract fees	(9,112)	(18,374)
Transfers–rider fees and other	(414,831)	(3,009,332)

Net increase/(decrease) from contract transactions	(9,457,067)	22,844,615

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(6,945,556)	7,690,722
Net Assets at December 31, 2013	61,341,954	226,452,004

Net Assets at December 31, 2014	$54,396,398	$234,142,726

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(379,444)	$5,438,049
Net realized gain/(loss) from sale of investments	3,143,088	1,289,843
Reinvested realized gain distributions	7,397,531	—
Net change in unrealized appreciation/(depreciation) of investments	(9,937,922)	(3,014,167)

Net increase/(decrease) resulting from operations	223,253	3,713,725

2015 Contract Transactions
Contract purchase payments	209,970	1,663,733
Transfers between investment divisions, net	(1,781,043)	(11,272,676)
Transfers on account of death	(101,928)	(917,397)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,818,258)	(6,090,098)
Contract fees	(8,290)	(17,849)
Transfers–rider fees and other	(386,071)	(3,242,896)

Net increase/(decrease) from contract transactions	(7,885,620)	(19,877,183)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(7,662,367)	(16,163,458)
Net Assets at December 31, 2014	54,396,398	234,142,726

Net Assets at December 31, 2015	$46,734,031	$217,979,268

See notes to financial statements.

B-44

Investment Divisions
Wells Fargo VT Small Cap Value Class 2	Fidelity VIP Balanced Service Class 2	Fidelity VIP Contrafund Service Class 2	Fidelity VIP Equity-Income Service Class 2	Fidelity VIP Growth Service Class 2	Fidelity VIP Investment Grade Bond Service Class 2	Fidelity VIP Mid Cap Service Class 2

$(3,551)	$(11,672)	$(3,764,832)	$232,139	$(36,220)	$353,665	$(3,686,817)
8,980	93,220	22,574,652	1,856,165	232,968	1,045,775	5,895,822
—	612,715	10,505,729	326,034	—	34,668	6,116,569
2,412	(307,424)	20,044,629	(784,967)	12,655	1,976,781	2,808,552

7,841	386,839	49,360,178	1,629,371	209,403	3,410,889	11,134,126

3,314	44,656	38,694,508	53,904	52,993	277,991	2,284,628
(4,753)	304,185	(25,659,489)	(589,797)	370,173	2,797,670	(1,518,192)
—	(2,117)	(1,939,724)	(58,917)	(2,306)	(629,087)	(763,756)
(8,432)	(641,774)	(29,651,478)	(3,295,722)	(305,751)	(11,357,472)	(13,010,466)
(84)	(2,170)	(57,826)	(5,037)	(1,130)	(11,033)	(30,133)
—	(4,763)	(5,511,650)	(150,198)	(3,312)	(655,432)	(2,728,797)

(9,955)	(301,983)	(24,125,659)	(4,045,767)	110,667	(9,577,363)	(15,766,716)

—	—	—	—	—	—	—

(2,114)	84,856	25,234,519	(2,416,396)	320,070	(6,166,474)	(4,632,590)
275,268	4,787,150	502,375,687	24,935,192	2,183,956	86,470,613	261,981,706

$273,154	$4,872,006	$527,610,206	$22,518,796	$2,504,026	$80,304,139	$257,349,116

$(3,112)	$(12,241)	$(3,473,700)	$299,321	$(36,158)	$626,283	$(3,015,164)
14,911	435,806	16,941,561	1,205,049	305,521	1,022,301	6,329,758
—	142,454	47,632,182	2,040,494	70,961	63,020	30,788,122
(42,378)	(603,857)	(66,169,721)	(4,734,549)	(224,774)	(3,379,711)	(40,966,828)

(30,579)	(37,838)	(5,069,678)	(1,189,685)	115,550	(1,668,107)	(6,864,112)

8,750	46,362	38,173,684	90,621	28,955	313,409	1,644,219
8,554	66,319	(6,175,821)	494,659	(7,262)	557,458	(4,638,491)
(1,379)	(26,065)	(1,869,291)	(67,483)	—	(254,318)	(796,504)
(42,841)	(1,039,180)	(27,915,795)	(2,141,053)	(189,729)	(9,353,730)	(12,444,986)
(63)	(1,912)	(57,603)	(4,553)	(1,063)	(9,948)	(28,059)
10	(5,266)	(6,167,366)	(141,638)	(3,939)	(615,210)	(2,855,206)

(26,969)	(959,742)	(4,012,192)	(1,769,447)	(173,038)	(9,362,339)	(19,119,027)

—	—	—	—	—	—	—

(57,548)	(997,580)	(9,081,870)	(2,959,132)	(57,488)	(11,030,446)	(25,983,139)
273,154	4,872,006	527,610,206	22,518,796	2,504,026	80,304,139	257,349,116

$215,606	$3,874,426	$518,528,336	$19,559,664	$2,446,538	$69,273,693	$231,365,977

B-45

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Fidelity VIP Overseas Service Class 2	Fidelity VIP Government Money Market Service Class 2

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,139)	$—
Net realized gain/(loss) from sale of investments	20,460	—
Reinvested realized gain distributions	80	—
Net change in unrealized appreciation/(depreciation) of investments	(52,697)	—

Net increase/(decrease) resulting from operations	(33,296)	—

2014 Contract Transactions
Contract purchase payments	12,855	—
Transfers between investment divisions, net	62,394	—
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	(53,120)	—
Contract fees	(179)	—
Transfers–rider fees and other	(4)	—

Net increase/(decrease) from contract transactions	21,946	—

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(11,350)	—
Net Assets at December 31, 2013	328,444	—

Net Assets at December 31, 2014	$317,094	$—

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,183)	$(245,957)
Net realized gain/(loss) from sale of investments	18,021	—
Reinvested realized gain distributions	297	—
Net change in unrealized appreciation/(depreciation) of investments	(10,456)	—

Net increase/(decrease) resulting from operations	6,679	(245,957)

2015 Contract Transactions
Contract purchase payments	9,676	7,594,004
Transfers between investment divisions, net	(35,023)	13,717,776
Transfers on account of death	(1,443)	(592,276)
Transfers for annuity benefits, surrenders and partial withdrawals	(14,027)	(1,966,233)
Contract fees	(171)	(5,269)
Transfers–rider fees and other	—	8,576

Net increase/(decrease) from contract transactions	(40,988)	18,756,578

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	(7,543)

Total Increase/(Decrease) in Net Assets	(34,309)	18,503,078
Net Assets at December 31, 2014	317,094	—

Net Assets at December 31, 2015	$282,785	$18,503,078

See notes to financial statements.

B-46

Investment Divisions
Fidelity VIP Growth Opportunities Service Class 2	Templeton Global Bond VIP Class 2	Templeton Growth VIP Class 2	Templeton Foreign VIP Class 2	Franklin Income VIP Class 2	Franklin Mutual Shares VIP Class 2	Franklin U.S. Government Securities VIP Class 2

$(11,226)	$333,451	$(8,993)	$214,603	$208,367	$13,336	$3,116,417
(502)	(74,855)	(62,835)	488,338	98,685	156,525	(327,470)
1,628	—	—	—	—	17,322	—
158,487	(238,406)	(186,785)	(11,193,531)	(135,619)	(5,009)	1,895,295

148,387	20,190	(258,613)	(10,490,590)	171,433	182,174	4,684,242

2,287,681	1,829,869	82,414	28,569,561	143,147	74,865	22,447,950
363,556	(353,662)	(163,269)	12,001,566	461,215	136,415	15,687,580
(25,221)	(106,151)	(10,680)	(189,981)	(104,288)	(40,470)	(1,157,480)
(16,609)	(451,162)	(1,239,540)	(930,197)	(415,685)	(219,107)	(7,777,623)
—	(1,273)	(2,466)	(4,452)	(1,197)	(371)	(22,588)
(292)	71	(16,134)	(799,350)	259	—	(3,248,651)

2,609,115	917,692	(1,349,675)	38,647,147	83,451	(48,668)	25,929,188

—	—	—	—	—	—	—

2,757,502	937,882	(1,608,288)	28,156,557	254,884	133,506	30,613,430
—	8,600,023	7,494,658	56,750,746	5,535,070	3,171,049	239,244,408

$2,757,502	$9,537,905	$5,886,370	$84,907,303	$5,789,954	$3,304,555	$269,857,838

$(86,766)	$584,002	$61,555	$1,528,327	$170,332	$49,973	$2,947,931
56,255	(145,595)	106,043	1,143,708	38,190	48,740	(747,144)
1,036,093	47,472	—	3,144,079	—	224,891	—
(913,488)	(1,030,979)	(569,581)	(15,781,441)	(687,302)	(534,899)	(4,977,684)

92,094	(545,100)	(401,983)	(9,965,327)	(478,780)	(211,295)	(2,776,897)

8,315,135	552,365	69,887	39,538,907	154,203	17,941	28,194,688
784,939	(244,669)	(28,176)	8,979,132	(4,256)	36,741	4,004,282
(441,044)	(42,482)	(8,728)	(342,233)	(38,848)	(1,540)	(1,699,429)
(54,642)	(357,133)	(1,103,859)	(1,407,068)	(290,010)	(99,771)	(7,905,579)
—	(1,277)	(1,940)	(6,778)	(1,066)	(368)	(24,099)
38,805	1,280	(13,775)	(1,256,338)	1,176	—	(3,726,985)

8,643,193	(91,916)	(1,086,591)	45,505,622	(178,801)	(46,997)	18,842,878

—	—	—	—	—	—	—

8,735,287	(637,016)	(1,488,574)	35,540,295	(657,581)	(258,292)	16,065,981
2,757,502	9,537,905	5,886,370	84,907,303	5,789,954	3,304,555	269,857,838

$11,492,789	$8,900,889	$4,397,796	$120,447,598	$5,132,373	$3,046,263	$285,923,819

B-47

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Franklin Rising Dividends VIP Class 2	Franklin Small Cap Value VIP Class 2

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(41,025)	$(876,309)
Net realized gain/(loss) from sale of investments	1,988,608	5,412,952
Reinvested realized gain distributions	440,062	7,600,589
Net change in unrealized appreciation/(depreciation) of investments	(983,346)	(12,887,980)

Net increase/(decrease) resulting from operations	1,404,299	(750,748)

2014 Contract Transactions
Contract purchase payments	57,864	795,267
Transfers between investment divisions, net	(883,246)	4,125,039
Transfers on account of death	(34,290)	(379,447)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,677,100)	(5,548,342)
Contract fees	(3,954)	(11,281)
Transfers–rider fees and other	(121,391)	(1,102,550)

Net increase/(decrease) from contract transactions	(6,662,117)	(2,121,314)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(5,257,818)	(2,872,062)
Net Assets at December 31, 2013	25,227,118	105,875,286

Net Assets at December 31, 2014	$19,969,300	$103,003,224

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(14,740)	$(812,629)
Net realized gain/(loss) from sale of investments	1,524,912	4,189,630
Reinvested realized gain distributions	1,884,446	14,529,179
Net change in unrealized appreciation/(depreciation) of investments	(4,251,439)	(26,767,242)

Net increase/(decrease) resulting from operations	(856,821)	(8,861,062)

2015 Contract Transactions
Contract purchase payments	57,922	565,734
Transfers between investment divisions, net	294,904	4,521,854
Transfers on account of death	(102,609)	(326,600)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,089,685)	(5,798,183)
Contract fees	(3,421)	(10,290)
Transfers–rider fees and other	(97,945)	(1,137,964)

Net increase/(decrease) from contract transactions	(3,940,834)	(2,185,449)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(4,797,655)	(11,046,511)
Net Assets at December 31, 2014	19,969,300	103,003,224

Net Assets at December 31, 2015	$15,171,645	$91,956,713

See notes to financial statements.

B-48

Investment Divisions
Franklin Growth & Income VIP Class 2	MFS Total Return Bond Service Class	MFS Core Equity Service Class	MFS Growth Service Class	MFS Investors Trust Service Class	MFS New Discovery Series Service Class	MFS Strategic Income Service Class

$(1,832)	$1,066,456	$(3,222)	$(37,938)	$(6,544)	$(102,450)	$9,071
(1,005)	175,792	32,212	253,648	62,885	34,533	(30,163)
—	—	—	173,233	74,678	11,326,416	—
97,119	1,830,966	1,733	(215,880)	(54,882)	(9,558,361)	38,781

94,282	3,073,214	30,723	173,063	76,137	1,700,138	17,689

3,176,031	13,413,923	9,885	32,953	4,979	2,960,841	15,300
398,051	3,290,218	(4,392)	208,223	(118,808)	18,905,351	(105,549)
(24,664)	(305,815)	—	(14,234)	—	(23,347)	—
(4,167)	(1,742,764)	(39,846)	(389,422)	(148,823)	(478,492)	(359,561)
—	(6,624)	(137)	(960)	(522)	(1,248)	(340)
496	(1,016,532)	(912)	(4,436)	(2,758)	(136,462)	(1,519)

3,545,747	13,632,406	(35,402)	(167,876)	(265,932)	21,226,643	(451,669)

—	—	—	—	—	—	—

3,640,029	16,705,620	(4,679)	5,187	(189,795)	22,926,781	(433,980)
—	71,239,993	350,364	2,496,450	1,017,585	2,856,932	1,047,497

$3,640,029	$87,945,613	$345,685	$2,501,637	$827,790	$25,783,713	$613,517

$113,362	$1,753,584	$(1,609)	$(39,972)	$(6,313)	$(448,473)	$18,171
6,819	142,090	23,264	320,613	71,915	(643,116)	(11,340)
148,884	—	42,762	140,515	76,152	1,028,176	—
(430,482)	(3,944,531)	(70,371)	(252,741)	(150,521)	(1,370,379)	(21,943)

(161,417)	(2,048,857)	(5,954)	168,415	(8,767)	(1,433,792)	(15,112)

9,324,185	17,003,384	—	21,074	2,678	10,394,799	2,382
1,409,889	2,307,596	(8,397)	858,111	(6,816)	25,843	(21,799)
(130,428)	(487,655)	—	—	—	(51,184)	(5,336)
(107,978)	(2,339,799)	(41,486)	(355,124)	(180,650)	(801,342)	(139,657)
—	(7,650)	(119)	(923)	(403)	(2,408)	(308)
3,614	(1,268,573)	(875)	(221)	(2,315)	(344,567)	(387)

10,499,282	15,207,303	(50,877)	522,917	(187,506)	9,221,141	(165,105)

—	—	—	—	—	—	—

10,337,865	13,158,446	(56,831)	691,332	(196,273)	7,787,349	(180,217)
3,640,029	87,945,613	345,685	2,501,637	827,790	25,783,713	613,517

$13,977,894	$101,104,059	$288,854	$3,192,969	$631,517	$33,571,062	$433,300

B-49

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	MFS Total Return Service Class	MFS Utilities Service Class

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$21,063	$404,853
Net realized gain/(loss) from sale of investments	364,072	3,039,863
Reinvested realized gain distributions	401,571	3,196,266
Net change in unrealized appreciation/(depreciation) of investments	191,643	1,969,544

Net increase/(decrease) resulting from operations	978,349	8,610,526

2014 Contract Transactions
Contract purchase payments	100,130	8,941,145
Transfers between investment divisions, net	(206,954)	(3,412,852)
Transfers on account of death	(94,605)	(312,352)
Transfers for annuity benefits, surrenders and partial withdrawals	(3,846,739)	(2,066,846)
Contract fees	(5,775)	(7,477)
Transfers–rider fees and other	(28,020)	(1,034,975)

Net increase/(decrease) from contract transactions	(4,081,963)	2,106,643

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(3,103,614)	10,717,169
Net Assets at December 31, 2013	17,216,122	77,699,797

Net Assets at December 31, 2014	$14,112,508	$88,416,966

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$95,719	$2,448,816
Net realized gain/(loss) from sale of investments	412,961	1,495,484
Reinvested realized gain distributions	454,799	6,578,731
Net change in unrealized appreciation/(depreciation) of investments	(1,192,596)	(26,054,035)

Net increase/(decrease) resulting from operations	(229,117)	(15,531,004)

2015 Contract Transactions
Contract purchase payments	64,028	3,720,610
Transfers between investment divisions, net	(219,587)	13,446,735
Transfers on account of death	(15,123)	(274,156)
Transfers for annuity benefits, surrenders and partial withdrawals	(2,342,086)	(2,130,804)
Contract fees	(4,984)	(7,811)
Transfers–rider fees and other	(26,192)	(1,188,278)

Net increase/(decrease) from contract transactions	(2,543,944)	13,566,296

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(2,773,061)	(1,964,708)
Net Assets at December 31, 2014	14,112,508	88,416,966

Net Assets at December 31, 2015	$11,339,447	$86,452,258

See notes to financial statements.

B-50

Investment Divisions
MFS Value Service Class	MFS Technology Service Class	MFS New Discovery Portfolio Service Class	MFS International Value Service Class	MFS Blended Research Core Equity Service Class	Oppenheimer Capital Appreciation/VA Service Class	Oppenheimer International Growth/VA Service Class

$(2,680)	$(293,278)	$(217,867)	$4,966	$—	$(1,225,589)	$(10,625)
113,053	525,413	12,297	(2,389)	—	6,954,463	35,510
43,791	427,072	—	—	—	2,428,106	37,077
(44,551)	1,163,479	(3,255,332)	(12,007)	—	4,097,078	(260,257)

109,613	1,822,686	(3,460,902)	(9,430)	—	12,254,058	(198,295)

11,922	7,649,172	4,719,491	1,179,271	—	458,042	1,216,670
46,757	(597,132)	(16,724,943)	71,985	—	(8,067,806)	304,790
(228,356)	(114,067)	(27,383)	—	—	(255,211)	(18,981)
(40,663)	(236,504)	(120,583)	(10,664)	—	(3,774,837)	(78,849)
(258)	(1,406)	(549)	—	—	(9,279)	(388)
—	(217,033)	(81,239)	389	—	(1,181,305)	(24)

(210,598)	6,483,030	(12,235,206)	1,240,981	—	(12,830,396)	1,423,218

—	—	—	—	—	—	—

(100,985)	8,305,716	(15,696,108)	1,231,551	—	(576,338)	1,224,923
1,303,258	15,933,171	15,696,108	—	—	97,400,168	1,442,123

$1,202,273	$24,238,887	$—	$1,231,551	$—	$96,823,830	$2,667,046

$5,547	$(395,690)	$—	$24,452	$63,619	$(1,362,088)	$(19,628)
32,969	1,436,171	—	3,465	(29,716)	4,481,156	28,517
70,037	836,579	—	36,354	1,155,422	16,961,963	234,704
(138,095)	458,071	—	(33,443)	(1,447,521)	(18,246,976)	(238,055)

(29,542)	2,335,131	—	30,828	(258,196)	1,834,055	5,538

6,625	3,204,233	—	3,469,963	26,649,613	321,740	1,805,991
32,310	(3,123,827)	—	424,168	780,664	(4,769,571)	318,695
—	(51,336)	—	(55,563)	—	(395,328)	(31,704)
(50,435)	(376,682)	—	(32,661)	(126,363)	(3,681,996)	(151,046)
(225)	(2,141)	—	—	(3)	(8,855)	(364)
—	(342,179)	—	2,848	1,747	(1,237,825)	760

(11,725)	(691,932)	—	3,808,755	27,305,658	(9,771,835)	1,942,332

—	—	—	—	—	—	—

(41,267)	1,643,199	—	3,839,583	27,047,462	(7,937,780)	1,947,870
1,202,273	24,238,887	—	1,231,551	—	96,823,830	2,667,046

$1,161,006	$25,882,086	$—	$5,071,134	$27,047,462	$88,886,050	$4,614,916

B-51

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Oppenheimer Main Street Small Cap/VA Service Class	Oppenheimer Global Strategic Income/VA Service Class

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,639,792)	$7,476,165
Net realized gain/(loss) from sale of investments	8,388,739	735,691
Reinvested realized gain distributions	27,729,090	—
Net change in unrealized appreciation/(depreciation) of investments	(14,434,561)	(5,383,829)

Net increase/(decrease) resulting from operations	20,043,476	2,828,027

2014 Contract Transactions
Contract purchase payments	19,598,822	20,433,984
Transfers between investment divisions, net	(6,233,937)	14,567,869
Transfers on account of death	(621,123)	(1,306,350)
Transfers for annuity benefits, surrenders and partial withdrawals	(4,721,365)	(10,181,766)
Contract fees	(16,377)	(27,213)
Transfers–rider fees and other	(2,493,051)	(3,886,525)

Net increase/(decrease) from contract transactions	5,512,969	19,599,999

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	25,556,445	22,428,026
Net Assets at December 31, 2013	188,902,323	292,268,359

Net Assets at December 31, 2014	$214,458,768	$314,696,385

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(1,760,399)	$12,906,130
Net realized gain/(loss) from sale of investments	4,667,065	(106,497)
Reinvested realized gain distributions	32,028,784	—
Net change in unrealized appreciation/(depreciation) of investments	(52,034,052)	(25,948,488)

Net increase/(decrease) resulting from operations	(17,098,602)	(13,148,855)

2015 Contract Transactions
Contract purchase payments	26,021,219	26,101,429
Transfers between investment divisions, net	2,853,729	11,947,556
Transfers on account of death	(771,329)	(2,029,416)
Transfers for annuity benefits, surrenders and partial withdrawals	(5,136,690)	(10,017,644)
Contract fees	(17,331)	(28,082)
Transfers–rider fees and other	(2,876,483)	(4,313,166)

Net increase/(decrease) from contract transactions	20,073,115	21,660,677

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	2,974,513	8,511,822
Net Assets at December 31, 2014	214,458,768	314,696,385

Net Assets at December 31, 2015	$217,433,281	$323,208,207

See notes to financial statements.

B-52

Investment Divisions
PIMCO Low Duration Advisor Class	PIMCO Real Return Advisor Class	PIMCO Total Return Advisor Class	PIMCO VIT Global Multi-Asset Managed Volatility Advisor Class	PIMCO VIT Unconstrained Bond Advisor Class	Pioneer Disciplined Value VCT Class II	Pioneer Equity Income VCT Class II

$(16,405)	$(5,758)	$3,684,533	$6,986	$(642)	$(790,489)	$1,273,319
9,467	(52,084)	200,560	—	17	6,873,266	1,572,293
—	—	—	—	—	21,996,411	—
(15,922)	110,102	9,496,704	(9,075)	(480)	(10,240,124)	7,698,951

(22,860)	52,260	13,381,797	(2,089)	(1,105)	17,839,064	10,544,563

89,524	110,052	71,443,404	309,529	399,262	2,161,312	35,803,895
(444,850)	(396,292)	26,546,899	16,546	24,377	(7,065,572)	(1,667,928)
(141,923)	(1,757)	(2,778,008)	—	—	(696,740)	(279,179)
(105,958)	(142,132)	(13,966,939)	—	—	(6,921,918)	(1,386,014)
(530)	(640)	(46,309)	—	—	(19,021)	(6,310)
255	17	(6,490,196)	—	(1)	(2,969,830)	(1,066,967)

(603,482)	(430,752)	74,708,851	326,075	423,638	(15,511,769)	31,397,497

—	—	—	—	—	—	—

(626,342)	(378,492)	88,090,648	323,986	422,533	2,327,295	41,942,060
3,474,826	3,110,889	475,557,218	—	—	231,601,866	74,389,714

$2,848,484	$2,732,397	$563,647,866	$323,986	$422,533	$233,929,161	$116,331,774

$45,168	$56,286	$19,966,646	$4,883	$20,288	$(1,542,914)	$606,340
6,702	(55,161)	(1,143,995)	266	(1,774)	2,713,260	1,671,966
—	—	6,117,061	—	266	36,358,778	4,712,581
(85,370)	(104,890)	(31,582,417)	(51,386)	(42,652)	(53,293,803)	(8,694,371)

(33,500)	(103,765)	(6,642,705)	(46,237)	(23,872)	(15,764,679)	(1,703,484)

106,629	32,495	31,954,946	573,232	714,097	1,548,523	49,234,127
(134,884)	(186,881)	3,396,075	139,682	(20,099)	4,468,564	(1,810,115)
(2,724)	(706)	(3,134,700)	—	(69,152)	(964,625)	(450,639)
(313,576)	(244,659)	(14,930,384)	(1,709)	(1,789)	(6,371,473)	(2,007,269)
(525)	(670)	(52,515)	—	—	(17,876)	(9,311)
—	(386)	(7,913,073)	(299)	8,955	(3,086,649)	(1,634,488)

(345,080)	(400,807)	9,320,349	710,906	632,012	(4,423,536)	43,322,305

—	—	—	—	—	—	—

(378,580)	(504,572)	2,677,644	664,669	608,140	(20,188,215)	41,618,821
2,848,484	2,732,397	563,647,866	323,986	422,533	233,929,161	116,331,774

$2,469,904	$2,227,825	$566,325,510	$988,655	$1,030,673	$213,740,946	$157,950,595

B-53

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Pioneer Fund VCT Class II	Pioneer Mid Cap Value VCT Class II

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$(618)	$(1,526,296)
Net realized gain/(loss) from sale of investments	181	7,119,249
Reinvested realized gain distributions	7,343	25,338,577
Net change in unrealized appreciation/(depreciation) of investments	762	(7,260,786)

Net increase/(decrease) resulting from operations	7,668	23,670,744

2014 Contract Transactions
Contract purchase payments	52,974	1,922,899
Transfers between investment divisions, net	—	(9,875,971)
Transfers on account of death	—	(617,680)
Transfers for annuity benefits, surrenders and partial withdrawals	(903)	(5,334,771)
Contract fees	(24)	(16,008)
Transfers–rider fees and other	—	(2,507,644)

Net increase/(decrease) from contract transactions	52,047	(16,429,175)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	59,715	7,241,569
Net Assets at December 31, 2013	49,222	189,145,081

Net Assets at December 31, 2014	$108,937	$196,386,650

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(715)	$(1,633,264)
Net realized gain/(loss) from sale of investments	(18,888)	3,863,063
Reinvested realized gain distributions	28,909	21,703,829
Net change in unrealized appreciation/(depreciation) of investments	(10,550)	(38,771,111)

Net increase/(decrease) resulting from operations	(1,244)	(14,837,483)

2015 Contract Transactions
Contract purchase payments	19,500	1,292,768
Transfers between investment divisions, net	—	2,122,588
Transfers on account of death	—	(798,484)
Transfers for annuity benefits, surrenders and partial withdrawals	(71,978)	(5,205,799)
Contract fees	(27)	(15,101)
Transfers–rider fees and other	—	(2,614,039)

Net increase/(decrease) from contract transactions	(52,505)	(5,218,067)

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	(53,749)	(20,055,550)
Net Assets at December 31, 2014	108,937	196,386,650

Net Assets at December 31, 2015	$55,188	$176,331,100

See notes to financial statements.

B-54

Investment Divisions
Pioneer Bond VCT Class II	American Century VP Mid Cap Value Class II	American Century VP Inflation Protection Class II	Dreyfus Appreciation Service Class	Ivy Funds VIP Mid Cap Growth	Ivy Funds VIP Global Bond	Ivy Funds VIP High Income

$13,036	$(280,266)	$456	$87,188	$(835,322)	$(1,062)	$2,087
1,557	1,062,222	(140)	436,823	485,810	15	(10,345)
2,569	3,484,857	746	1,145,017	3,232,640	—	1,855
(4,410)	4,141,551	(38,641)	1,342,336	963,616	(25,372)	(43,541)

12,752	8,408,364	(37,579)	3,011,364	3,846,744	(26,419)	(49,944)

2,161,751	25,330,084	2,011,835	17,803,333	22,398,549	837,946	2,412,888
(85,236)	(2,269,379)	120,402	(311,647)	651,227	80,558	(282,815)
—	(178,452)	—	(131,915)	(138,450)	—	—
(12,667)	(769,783)	(13,302)	(589,170)	(697,312)	(4,577)	(16,768)
—	(3,887)	—	(3,159)	(3,575)	—	—
16	(659,068)	(1)	(531,946)	(584,569)	147	(35)

2,063,864	21,449,515	2,118,934	16,235,496	21,625,870	914,074	2,113,270

—	—	—	—	—	—	—

2,076,616	29,857,879	2,081,355	19,246,860	25,472,614	887,655	2,063,326
—	45,890,758	—	37,093,736	42,914,679	—	—

$2,076,616	$75,748,637	$2,081,355	$56,340,596	$68,387,293	$887,655	$2,063,326

$109,277	$8,642	$8,420	$(5,513)	$(1,198,118)	$20,357	$95,656
(3,674)	1,229,481	(12,865)	367,604	485,296	(5,869)	(18,870)
45,688	3,529,840	—	2,823,981	6,009,138	—	22,838
(409,983)	(7,709,292)	(122,012)	(5,833,224)	(12,002,752)	(120,116)	(413,375)

(258,692)	(2,941,329)	(126,457)	(2,647,152)	(6,706,436)	(105,628)	(313,751)

22,912,698	36,187,697	2,559,592	7,448,890	28,751,112	2,090,172	2,178,477
2,976,250	(983,016)	413,792	688,877	3,350,484	527,529	392,554
(280,424)	(475,185)	(307,301)	(234,743)	(229,114)	(49,694)	(265,073)
(326,181)	(1,345,045)	(57,627)	(861,808)	(1,100,027)	(55,580)	(86,286)
(1)	(5,860)	—	(4,587)	(5,387)	—	—
7,406	(991,996)	16,148	(813,881)	(896,442)	(4,866)	16,167

25,289,748	32,386,595	2,624,604	6,222,748	29,870,626	2,507,561	2,235,839

—	—	—	—	—	—	—

25,031,056	29,445,266	2,498,147	3,575,596	23,164,190	2,401,933	1,922,088
2,076,616	75,748,637	2,081,355	56,340,596	68,387,293	887,655	2,063,326

$27,107,672	$105,193,903	$4,579,502	$59,916,192	$91,551,483	$3,289,588	$3,985,414

B-55

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Putnam VT Equity Income Class IB	Putnam VT Absolute Return 500 Class IB

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$39,209	$(1,147)
Net realized gain/(loss) from sale of investments	1,263,905	—
Reinvested realized gain distributions	—	42
Net change in unrealized appreciation/(depreciation) of investments	5,382,014	4,500

Net increase/(decrease) resulting from operations	6,685,128	3,395

2014 Contract Transactions
Contract purchase payments	24,079,701	158,897
Transfers between investment divisions, net	(2,406,431)	26,880
Transfers on account of death	(174,131)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(794,695)	—
Contract fees	(4,076)	—
Transfers–rider fees and other	(710,479)	—

Net increase/(decrease) from contract transactions	19,989,889	185,777

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	26,675,017	189,172
Net Assets at December 31, 2013	49,771,321	—

Net Assets at December 31, 2014	$76,446,338	$189,172

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(46,191)	$(9,380)
Net realized gain/(loss) from sale of investments	260,846	114
Reinvested realized gain distributions	—	11,953
Net change in unrealized appreciation/(depreciation) of investments	(4,811,310)	(30,496)

Net increase/(decrease) resulting from operations	(4,596,655)	(27,809)

2015 Contract Transactions
Contract purchase payments	33,209,068	895,413
Transfers between investment divisions, net	1,439,540	291,367
Transfers on account of death	(291,306)	—
Transfers for annuity benefits, surrenders and partial withdrawals	(1,272,243)	(23,029)
Contract fees	(6,083)	—
Transfers–rider fees and other	(1,086,251)	58

Net increase/(decrease) from contract transactions	31,992,725	1,163,809

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	27,396,070	1,136,000
Net Assets at December 31, 2014	76,446,338	189,172

Net Assets at December 31, 2015	$103,842,408	$1,325,172

See notes to financial statements.

B-56

Investment Divisions
Putnam VT Small Cap Value Class IB	Putnam VT Investors Class IB	ALPS/ Alerian Energy Infrastructure Class III	ALPS/ Red Rocks Listed Private Equity Class III	Deutsche Alternative Asset Allocation VIP Class B	Janus Aspen Enterprise Service Shares	Janus Aspen Global Technology Service Shares

$(4,159)	$—	$(3,017)	$—	$(775)	$(9,923)	$(1,414)
(2,874)	—	953	—	12	(4,100)	12
4,792	—	4,746	—	181	43,050	2,217
32,127	—	(28,817)	—	(3,969)	99,587	12,642

29,886	—	(26,135)	—	(4,551)	128,614	13,457

986,239	—	727,522	—	211,561	1,679,522	189,317
137,120	—	107,062	—	37,103	171,024	100,143
(9,742)	—	—	—	—	—	—
(1,690)	—	(6,903)	—	(1,795)	(39,483)	(373)
—	—	—	—	—	—	—
(27)	—	(25)	—	—	(192)	2

1,111,900	—	827,656	—	246,869	1,810,871	289,089

—	—	—	—	—	—	—

1,141,786	—	801,521	—	242,318	1,939,485	302,546
—	—	—	—	—	—	—

$1,141,786	$—	$801,521	$—	$242,318	$1,939,485	$302,546

$(12,391)	$(138,466)	$(1,400)	$(2,748)	$3,589	$(14,832)	$(7,673)
(14,265)	(3,211)	(38,141)	(15)	(354)	5,048	9,950
139,657	—	30,792	528	626	306,567	64,244
(243,613)	(470,497)	(567,299)	(39,331)	(33,521)	(291,177)	(37,501)

(130,612)	(612,174)	(576,048)	(41,566)	(29,660)	5,606	29,020

1,547,282	27,633,800	928,535	501,535	137,030	2,571,977	1,311,918
204,442	999,357	256,461	728,585	95,042	259,464	158,128
(125,034)	—	(151,450)	—	—	(37,621)	(107,515)
(26,808)	(147,271)	(12,179)	(1,606)	(3,051)	(92,923)	(11,643)
—	(3)	—	—	—	—	—
8,169	1,840	16,033	(31)	—	667	(18)

1,608,051	28,487,723	1,037,400	1,228,483	229,021	2,701,564	1,350,870

—	—	—	—	—	—	—

1,477,439	27,875,549	461,352	1,186,917	199,361	2,707,170	1,379,890
1,141,786	—	801,521	—	242,318	1,939,485	302,546

$2,619,225	$27,875,549	$1,262,873	$1,186,917	$441,679	$4,646,655	$1,682,436

B-57

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	Lazard Retirement Global Dynamic Multi-Asset Service Shares	ClearBridge Variable Small Cap Growth Class II

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$7	$(5,983)
Net realized gain/(loss) from sale of investments	—	(1,547)
Reinvested realized gain distributions	10,257	106,459
Net change in unrealized appreciation/(depreciation) of investments	(10,438)	(10,049)

Net increase/(decrease) resulting from operations	(174)	88,880

2014 Contract Transactions
Contract purchase payments	274,378	926,542
Transfers between investment divisions, net	19,197	167,646
Transfers on account of death	—	—
Transfers for annuity benefits, surrenders and partial withdrawals	—	(15,379)
Contract fees	—	—
Transfers–rider fees and other	—	(413)

Net increase/(decrease) from contract transactions	293,575	1,078,396

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	293,401	1,167,276
Net Assets at December 31, 2013	—	—

Net Assets at December 31, 2014	$293,401	$1,167,276

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(23,735)	$(27,043)
Net realized gain/(loss) from sale of investments	(667)	1,184
Reinvested realized gain distributions	92,708	54,231
Net change in unrealized appreciation/(depreciation) of investments	(120,548)	(165,850)

Net increase/(decrease) resulting from operations	(52,242)	(137,478)

2015 Contract Transactions
Contract purchase payments	4,142,047	2,077,683
Transfers between investment divisions, net	174,062	257,775
Transfers on account of death	—	(116,319)
Transfers for annuity benefits, surrenders and partial withdrawals	(13,680)	(30,441)
Contract fees	—	—
Transfers–rider fees and other	—	7,109

Net increase/(decrease) from contract transactions	4,302,429	2,195,807

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	4,250,187	2,058,329
Net Assets at December 31, 2014	293,401	1,167,276

Net Assets at December 31, 2015	$4,543,588	$3,225,605

See notes to financial statements.

B-58

Investment Divisions
QS Legg Mason Dynamic Multi-Strategy VIT Class II	Western Asset Core Plus VIT Class II	Merger Fund VL	Mariner Managed Futures Strategy Class II	Guggenheim VT Multi-Hedge Strategies	Guggenheim VT Long Short Equity	T. Rowe Price Health Sciences Portfolio II

$1,425	$—	$3,304	$(1,289)	$(1,818)	$(1,873)	$(4,553)
19	—	94	277	147	(65)	3,563
685	—	2,107	—	—	—	67,322
1,915	—	(10,202)	36,118	11,021	17,258	45,553

4,044	—	(4,697)	35,106	9,350	15,320	111,885

154,996	—	380,187	277,500	284,941	312,547	689,498
49,569	—	75,964	28,133	(3,970)	83,576	167,608
—	—	—	—	—	—	—
(794)	—	(5,089)	(6,044)	—	(5,083)	(989)
—	—	—	—	—	—	—
—	—	(7)	—	—	22	(394)

203,771	—	451,055	299,589	280,971	391,062	855,723

—	—	—	—	—	—	—

207,815	—	446,358	334,695	290,321	406,382	967,608
—	—	—	—	—	—	—

$207,815	$—	$446,358	$334,695	$290,321	$406,382	$967,608

$2,023	$115,578	$24,940	$44,539	$(2,691)	$(10,474)	$(40,105)
135	(155)	(898)	9,632	2,150	3,052	42,449
3,665	—	11,381	—	—	—	388,864
(54,355)	(313,330)	(63,032)	(109,167)	896	1,024	(406,344)

(48,532)	(197,907)	(27,609)	(54,996)	355	(6,398)	(15,136)

812,335	15,752,669	1,039,823	601,902	174,396	739,221	4,000,568
46,476	1,081,931	334,248	52,307	91,652	89,264	358,105
—	—	(46,872)	(45,897)	—	(45,046)	—
(7,558)	(193,170)	(13,860)	(26,762)	(379)	(8,553)	(49,767)
—	(1)	—	—	—	—	—
(120)	(388)	(1,245)	1,169	—	995	(1,380)

851,133	16,641,041	1,312,094	582,719	265,669	775,881	4,307,526

—	—	—	—	—	—	—

802,601	16,443,134	1,284,485	527,723	266,024	769,483	4,292,390
207,815	—	446,358	334,695	290,321	406,382	967,608

$1,010,416	$16,443,134	$1,730,843	$862,418	$556,345	$1,175,865	$5,259,998

B-59

The Guardian Separate Account R

STATEMENTS OF CHANGES IN NET ASSETS

Years Ended December 31, 2014 and 2015 (continued)

	T. Rowe Price Blue Chip Growth Portfolio II	UIF Emerging Markets Equity Class II

2014 Increase/(Decrease) from Operations
Net investment income/(expense)	$—	$(3,515)
Net realized gain/(loss) from sale of investments	—	(198)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	—	(70,568)

Net increase/(decrease) resulting from operations	—	(74,281)

2014 Contract Transactions
Contract purchase payments	—	915,583
Transfers between investment divisions, net	—	64,741
Transfers on account of death	—	(9,185)
Transfers for annuity benefits, surrenders and partial withdrawals	—	(11,517)
Contract fees	—	—
Transfers–rider fees and other	—	—

Net increase/(decrease) from contract transactions	—	959,622

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	—	885,341
Net Assets at December 31, 2013	—	—

Net Assets at December 31, 2014	$—	$885,341

2015 Increase/(Decrease) from Operations
Net investment income/(expense)	$(137,843)	$(7,611)
Net realized gain/(loss) from sale of investments	23,859	(2,383)
Reinvested realized gain distributions	—	—
Net change in unrealized appreciation/(depreciation) of investments	643,901	(183,914)

Net increase/(decrease) resulting from operations	529,917	(193,908)

2015 Contract Transactions
Contract purchase payments	27,058,433	1,072,730
Transfers between investment divisions, net	381,047	207,919
Transfers on account of death	—	(114,838)
Transfers for annuity benefits, surrenders and partial withdrawals	(161,171)	(26,907)
Contract fees	(3)	—
Transfers–rider fees and other	2,103	301

Net increase/(decrease) from contract transactions	27,280,409	1,139,205

Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period	—	—

Total Increase/(Decrease) in Net Assets	27,810,326	945,297
Net Assets at December 31, 2014	—	885,341

Net Assets at December 31, 2015	$27,810,326	$1,830,638

See notes to financial statements.

B-60

Investment Divisions
Van Eck VIP Global Hard Assets Service Class	Virtus Real Estate Securities Series

$(3,697)	$1,179
(1,308)	1,525
—	52,351
(150,506)	3,168

(155,511)	58,223

719,784	506,475
(3,115)	38,458
—	—
(8,540)	(1,726)
—	—
(477)	62

707,652	543,269

—	—

552,141	601,492
—	—

$552,141	$601,492

$(8,777)	$3,781
(31,812)	3,155
—	231,084
(298,837)	(215,083)

(339,426)	22,937

675,547	754,107
115,898	217,822
(46,806)	(50,325)
(14,669)	(29,254)
—	—
97	(226)

730,067	892,124

—	—

390,641	915,061
552,141	601,492

$942,782	$1,516,553

B-61

THE GUARDIAN SEPARATE ACCOUNT R

NOTES TO FINANCIAL STATEMENTS (December 31, 2015)

NOTE 1 — ORGANIZATION

The Guardian Separate Account R (the Account), a unit investment trust registered under the Investment Company Act of 1940, as amended, was organized by The Guardian Insurance & Annuity Company, Inc. (GIAC) on March 12, 2003, and commenced operations on March 8, 2004. GIAC is a wholly owned subsidiary of The Guardian Life Insurance Company of America (Guardian). GIAC issues the individual and group deferred variable annuity contracts offered through the Account. GIAC provides for accumulations and benefits under the contracts by crediting the net premium purchase payments to one or more investment divisions established within the Account or to the Fixed Rate Option (FRO), as selected by the contract owner. Amounts allocated to the FRO are maintained by GIAC in its general account. The contract owner may transfer his or her contract value among the various investment options based on the selected contract within the Account, or the FRO. However, based on the selected contract, a contract owner may invest in up to twenty or twenty-five investment options, including FRO, at any time. The contract will pay a death benefit if the owner dies before annuity payments begin. In addition, contract owners who qualify may purchase or elect other optional riders, which may provide greater benefits than the proceeds payable under the basic contract.

The one hundred nineteen investment options of the Account correspond to the following underlying mutual funds and classes of shares in which the investment option invests (collectively, the Funds and individually, a Fund):

RS Large Cap Alpha VIP Series

RS S&P 500 Index VIP Series

RS High Yield VIP Series

RS Low Duration Bond VIP Series

RS Small Cap Growth Equity VIP Series

RS International VIP Series

RS Emerging Markets VIP Series

RS Investment Quality Bond VIP Series

Gabelli Capital Asset Fund

Value Line Centurion Fund

Value Line Strategic Asset Management Trust

Value Line VIP Equity Advantage Fund

Invesco V.I. American Franchise Fund Series II

Invesco V.I. Value Opportunities Fund Series II

Invesco V.I. Global Real Estate Fund Series II

Invesco V.I. Government Securities Fund Series II

Invesco V.I. Mid Cap Core Equity Fund Series II

Invesco V.I. Core Equity Fund Series II

Invesco V.I. International Growth Fund Series II

Invesco V.I. Small Cap Equity Fund Series II

Invesco V.I. Comstock Fund Series II

Invesco V.I. American Value Fund Series II

Invesco V.I. Growth and Income Fund Series II

Invesco V.I. Balanced-Risk Allocation Fund Series II

Alger Capital Appreciation Portfolio Class S

AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)

AB VPS International Value Portfolio Class B (formerly AllianceBernstein VPS International Value Portfolio Class B)

AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)

AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)

AB VPS Real Estate Investment Portfolio Class B (formerly AllianceBernstein VPS Real Estate Investment Portfolio Class B)

AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)

AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)

BlackRock Capital Appreciation V.I. Fund Class III

BlackRock Global Allocation V.I. Fund Class III

BlackRock Large Cap Core V.I. Fund Class III

BlackRock Large Cap Value V.I. Fund Class III

Columbia Variable Portfolio – Asset Allocation Fund Class 2

Columbia Variable Portfolio – Small Cap Value Fund Class 2

Columbia Variable Portfolio – Small Company Growth Fund Class 2

Columbia Variable Portfolio – Large Cap Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico 21st Century Fund Class 2)

Variable Portfolio – Loomis Sayles Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico Growth Fund Class 2)

Columbia Variable Portfolio – Seligman Global Technology Fund Class 2

Davis Financial Portfolio

Davis Real Estate Portfolio

Davis Value Portfolio

Wells Fargo VT International Equity Fund Class 2 (formerly Wells Fargo Advantage VT International Equity Fund Class 2)

B-62

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

Wells Fargo VT Small Cap Value Fund Class 2 (formerly Wells Fargo Advantage VT Small Cap Value Fund Class 2)

Fidelity VIP Balanced Portfolio Service Class 2

Fidelity VIP Contrafund Portfolio Service Class 2

Fidelity VIP Equity-Income Portfolio Service Class 2

Fidelity VIP Growth Portfolio Service Class 2

Fidelity VIP Investment Grade Bond Portfolio Service Class 2

Fidelity VIP Mid Cap Portfolio Service Class 2

Fidelity VIP Overseas Portfolio Service Class 2

Fidelity VIP Government Money Market Portfolio Service Class 2

Fidelity VIP Growth Opportunities Portfolio Service Class 2

Templeton Global Bond VIP Fund Class 2

Templeton Growth VIP Fund Class 2

Templeton Foreign VIP Fund Class 2

Franklin Income VIP Fund Class 2

Franklin Mutual Shares VIP Fund Class 2

Franklin U.S. Government Securities VIP Fund Class 2

Franklin Rising Dividends VIP Fund Class 2

Franklin Small Cap Value VIP Fund Class 2

Franklin Growth & Income VIP Fund Class 2

MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)

MFS Core Equity Portfolio Service Class (formerly MFS Core Equity Series Service Class)

MFS Growth Series Service Class

MFS Investors Trust Series Service Class

MFS New Discovery Series Service Class

MFS Strategic Income Portfolio Service Class

MFS Total Return Series Service Class

MFS Utilities Series Service Class

MFS Value Series Service Class

MFS Technology Portfolio Service Class

MFS International Value Portfolio Service Class

MFS Blended Research Core Equity Portfolio Service Class

Oppenheimer Capital Appreciation Fund/VA Service Class

Oppenheimer International Growth Fund/VA Service Class

Oppenheimer Main Street Small Cap Fund/VA Service Class

Oppenheimer Global Strategic Income Fund/VA Service Class

PIMCO Low Duration Portfolio Advisor Class

PIMCO Real Return Portfolio Advisor Class

PIMCO Total Return Portfolio Advisor Class

PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class

PIMCO VIT Unconstrained Bond Portfolio Advisor Class

Pioneer Disciplined Value VCT Portfolio Class II

Pioneer Equity Income VCT Portfolio Class II

Pioneer Fund VCT Portfolio Class II

Pioneer Mid Cap Value VCT Portfolio Class II

Pioneer Bond VCT Portfolio Class II

American Century VP Mid Cap Value Fund Class II

American Century VP Inflation Protection Fund Class II

Dreyfus Appreciation Portfolio Service Class

Ivy Funds VIP Mid Cap Growth Fund

Ivy Funds VIP Global Bond Fund

Ivy Funds VIP High Income Fund

Putnam VT Equity Income Fund Class IB

Putnam VT Absolute Return 500 Fund Class IB

Putnam VT Small Cap Value Fund Class IB

Putnam VT Investors Fund Class IB

ALPS/Alerian Energy Infrastructure Portfolio Class III

ALPS/Red Rocks Listed Private Equity Portfolio Class III

Deutsche Alternative Asset Allocation VIP Class B

Janus Aspen Enterprise Portfolio Service Shares

Janus Aspen Global Technology Portfolio Service Shares

Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares

ClearBridge Variable Small Cap Growth Portfolio Class II

QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II

Western Asset Core Plus VIT Portfolio Class II

The Merger Fund VL

Mariner Managed Futures Strategy Portfolio Class II

Guggenheim VT Multi-Hedge Strategies Fund

Guggenheim VT Long Short Equity Fund

T. Rowe Price Health Sciences Portfolio II

T. Rowe Price Blue Chip Growth Portfolio II

UIF Emerging Markets Equity Portfolio Class II

Van Eck VIP Global Hard Assets Service Class

Virtus Real Estate Securities Series

A tax-qualified and a non-tax-qualified investment division has been established within each investment option available in the Account.

Under applicable insurance law, the assets and liabilities of the Account are clearly identified and distinguished from the other assets and liabilities of GIAC. The assets of the Account will not be charged with any liabilities arising out of any other business conducted by GIAC, but the obligations of the Account, including the promise to make annuity payments, are obligations of GIAC.

The changes in net assets maintained in the Account provide the basis for the periodic determination of benefits under the policies. The net assets are sufficient to fund the amount required under the state insurance law to provide for death benefits (without regard to the policy’s minimum death benefit guarantee, guaranteed minimum income benefit

B-63

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

or guaranteed minimum withdrawal benefit) and other policy benefits. Assets and related liabilities are held in GIAC’s general account to cover the contingency that a policy’s guaranteed benefit might exceed the benefit that would have been payable in the absence of such guarantee.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America (GAAP). The following is a summary of significant accounting policies of the Account:

Investments

(a)	Net proceeds of payments made by contract owners to the Account are invested by the Account’s investment divisions in shares of the corresponding Funds at net asset value. All distributions made by the Fund are reinvested in shares of the same Fund.

(b)	The market value of the investments in the Funds is based on the net asset value of the respective Funds as of their close of business on the valuation date.

(c)	Investment transactions are accounted for on the trade date and income is recorded on the ex-dividend date. Realized gains and losses are determined based on the cost of securities sold.

(d)	The cost of investments sold is determined on a first in, first out (FIFO) basis.

The guidance pertaining to the disclosure of fair value measurements requires (1) the separate disclosure of significant transfers in and out of Level 1 and Level 2 fair value measurements, (2) additional breakout of the information presented in reconciliation of Level 3 fair value measurements, and (3) increased disclosure about inputs and valuation techniques used to measure fair value. For the year ended December 31, 2015, there were no transfers into or out of Level 1 and Level 2, and there were no Level 3 fair value measurement items requiring reconciliation.

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect management’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1 — inputs are unadjusted quoted market prices available in active markets for identical assets on the reporting date. Assets in this category generally include actively traded registered mutual funds.

Level 2 — inputs are quoted prices for similar instruments in active markets, or quoted prices for identical or similar instruments in markets that are not active.

Level 3 — inputs are unobservable where there is little or no market activity and assumptions are based on internally derived information. Assets in this category generally include all other types of investments that do not meet the criteria of Level 1 or 2. As of December 31, 2015, none of the Account investments are considered Level 3.

The Account invests in various registered mutual funds managed by RS Investment Management Co., LLC (RS Investments), an affiliated company, and unaffiliated third parties. The fair value of the registered mutual funds is based upon the reported net asset values (“NAVs”) as provided by the fund manager. The Fair Value Hierarchy level of the Account net assets is based on observable market inputs of the registered mutual funds as published on recognized market exchanges. GIAC’s management reviews each mutual fund’s liquidity in order to determine the level at which those investments should be reported. Generally, actively traded registered mutual funds are considered Level 1.

As of December 31, 2015, all investments of the Account were in actively traded registered mutual funds and were considered Level 1 with a total fair value of $6,874,527,877.

B-64

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

The guidance indicates that entities should determine whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. The guidance also indicates that entities should consider and evaluate the impact of decreased market activity and whether transactions are orderly in arriving at a fair value for its assets and liabilities, including evaluating whether values provided by pricing services are based on current information that reflects orderly transactions. As of December 31, 2015, none of the Account’s registered mutual funds investments’ level of trading activities is considered to have significantly decreased.

There were no financial instrument liabilities held by the Account as of December 31, 2015, or during the twelve months then ended.

Subsequent Events

The Account considers events occurring after the balance sheet date but prior to March 14, 2016, the issuance of the financial statements to be subsequent events requiring disclosure. There were no subsequent events requiring recognition or disclosure in the financial statements.

Individual Mortality Table Used and the Assumed Investment Return

Net assets allocated to payout contracts involving life contingencies are computed according to the 1971, 1983, 2000, and 2012 Individual Annuity Mortality Tables and the assumed investment return is between 3.0% - 6.0%, as applicable based on the annuitization date. The mortality risk is fully borne by GIAC and may result in additional amounts being transferred into the Account to cover greater longevity of annuitants than expected. Conversely, if amounts allocated exceed amounts required, transfers may be made to the general account of GIAC. These amounts are reflected in the “Actuarial Increase/(Decrease) in Reserves for Contracts in Payout Period” in the Statement of Changes in Net Assets.

Federal Income Taxes

The operations of the Account are included in the federal income tax return of Guardian, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (“IRC”). Under the current provisions of the IRC, Guardian does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. Based on this, there is no charge to the Account for federal income taxes. Guardian will review, as needed, the status of this policy in the event of changes in the tax law. A charge may be made in future years for any federal income taxes that would be attributable to the contracts.

Under the provisions of Section 817(h) of the IRC, a variable annuity contract will not be treated as an annuity contract for federal tax purposes for any period for which the investments of the segregated asset account on which the contract is based are not adequately diversified. The IRC provides that the “adequately diversified” requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of Treasury. The Internal Revenue Service has issued regulations under section 817(h) of IRC. Guardian believes that the Account satisfies the current requirements of the regulations, and it intends that the Account will continue to meet such requirements.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates.

B-65

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

NOTE 3 — PURCHASES AND SALES OF INVESTMENTS

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2015, were as follows:

	Purchases	Sales
RS Large Cap Alpha VIP Series	$50,851,681	$29,870,294
RS S&P 500 Index VIP Series	2,920,752	7,547,912
RS High Yield VIP Series	2,677,400	3,406,562
RS Low Duration Bond VIP Series	35,459,206	20,156,953
RS Small Cap Growth Equity VIP Series	5,318,375	4,660,486
RS International VIP Series	2,600,848	7,510,195
RS Emerging Markets VIP Series	1,147,136	2,083,366
RS Investment Quality Bond VIP Series	57,996,446	50,702,997
RS Money Market VIP Series	2,164,117	22,024,815
Gabelli Capital Asset Fund	1,057,658	2,107,458
Value Line Centurion Fund	108,762	93,292
Value Line Strategic Asset Management Trust	631,730	824,855
Value Line VIP Equity Advantage Fund	664,385	1,317
Invesco V.I. American Franchise Fund Series II	397,735	2,472,902
Invesco V.I. Value Opportunities Fund Series II	176,657	203,305
Invesco V.I. Global Real Estate Fund Series II	157,953	211,070
Invesco V.I. Government Securities Fund Series II	98,933	1,040,295
Invesco V.I. Mid Cap Core Equity Fund Series II	10,364,211	4,333,780
Invesco V.I. Core Equity Fund Series II	35,640,048	8,760,954
Invesco V.I. International Growth Fund Series II	24,365,096	8,784,552
Invesco V.I. Small Cap Equity Fund Series II	16,457,952	4,225,525
Invesco V.I. Comstock Fund Series II	23,145,139	13,900,977
Invesco V.I. American Value Fund Series II	12,048,746	3,564,185
Invesco V.I. Growth and Income Fund Series II	1,297,191	1,367,875
Invesco V.I. Balanced-Risk Allocation Fund Series II	4,987,561	93,904
Alger Capital Appreciation Portfolio Class S	759,015	669,141
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)	70,007	369,524
AB VPS International Value Portfolio Class B (formerly AllianceBernstein VPS International Value Portfolio Class B)	3,099,239	4,912,251
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)	767,503	713,271
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)	114,826	191,068
AB VPS Real Estate Investment Portfolio Class B (formerly AllianceBernstein VPS Real Estate Investment Portfolio Class B)	647,796	755,435
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)	39,131	289,046
AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)	1,966,557	33,594
BlackRock Capital Appreciation V.I. Fund Class III	25,186,074	21,188,895
BlackRock Global Allocation V.I. Fund Class III	1,126,785	558,865
BlackRock Large Cap Core V.I. Fund Class III	26,387,366	25,176,743
BlackRock Large Cap Value V.I. Fund Class III	137,198	115,999
Columbia Variable Portfolio – Asset Allocation Fund Class 2	460,318	91,580
Columbia Variable Portfolio – Small Cap Value Fund Class 2	22,244,573	9,284,033
Columbia Variable Portfolio – Small Company Growth Fund Class 2	181,267	111,884
Columbia Variable Portfolio – Large Cap Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico 21st Century Fund Class 2)	60,135	81,609
Variable Portfolio – Loomis Sayles Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico Growth Fund Class 2)	181,688	1,280,822
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	11,482,452	13,482,290
Davis Financial Portfolio	527,420	350,737

B-66

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

	Purchases	Sales
Davis Real Estate Portfolio	$617,773	$953,480
Davis Value Portfolio	8,542,694	9,417,449
Wells Fargo VT International Equity Fund Class 2 (formerly Wells Fargo Advantage VT International Equity Fund Class 2)	25,933,744	40,399,354
Wells Fargo VT Small Cap Value Fund Class 2 (formerly Wells Fargo Advantage VT Small Cap Value Fund Class 2)	33,275	62,659
Fidelity VIP Balanced Portfolio Service Class 2	325,758	1,158,245
Fidelity VIP Contrafund Portfolio Service Class 2	88,364,058	48,253,875
Fidelity VIP Equity-Income Portfolio Service Class 2	3,416,763	2,854,141
Fidelity VIP Growth Portfolio Service Class 2	333,347	471,634
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	5,184,774	13,868,742
Fidelity VIP Mid Cap Portfolio Service Class 2	34,351,441	25,715,913
Fidelity VIP Overseas Portfolio Service Class 2	35,059	77,392
Fidelity VIP Government Money Market Portfolio Service Class 2	26,688,534	8,120,205
Fidelity VIP Growth Opportunities Portfolio Service Class 2	10,095,758	500,156
Templeton Global Bond VIP Fund Class 2	1,372,115	822,657
Templeton Growth VIP Fund Class 2	340,252	1,358,943
Templeton Foreign VIP Fund Class 2	56,304,820	6,106,855
Franklin Income VIP Fund Class 2	460,906	471,416
Franklin Mutual Shares VIP Fund Class 2	381,361	153,541
Franklin U.S. Government Securities VIP Fund Class 2	39,221,140	17,450,060
Franklin Rising Dividends VIP Fund Class 2	2,861,726	4,935,485
Franklin Small Cap Value VIP Fund Class 2	20,816,153	9,291,680
Franklin Growth & Income VIP Fund Class 2	11,038,679	268,566
MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)	20,801,317	3,846,249
MFS Core Equity Portfolio Service Class (formerly MFS Core Equity Series Service Class)	46,197	56,117
MFS Growth Series Service Class	1,337,538	711,106
MFS Investors Trust Series Service Class	128,451	246,962
MFS New Discovery Series Service Class	12,698,176	2,893,859
MFS Strategic Income Portfolio Service Class	29,043	176,701
MFS Total Return Series Service Class	865,785	2,866,456
MFS Utilities Series Service Class	28,085,248	5,483,894
MFS Value Series Service Class	151,669	88,513
MFS Technology Portfolio Service Class	3,789,302	4,038,654
MFS New Discovery Portfolio Service Class	—	—
MFS International Value Portfolio Service Class	3,956,934	76,293
MFS Blended Research Core Equity Portfolio Service Class	28,839,864	292,532
Oppenheimer Capital Appreciation Fund/VA Service Class	17,773,998	11,950,870
Oppenheimer International Growth Fund/VA Service Class	2,437,451	274,337
Oppenheimer Main Street Small Cap Fund/VA Service Class	63,761,822	13,433,133
Oppenheimer Global Strategic Income Fund/VA Service Class	52,323,186	17,780,308
PIMCO Low Duration Portfolio Advisor Class	216,107	518,115
PIMCO Real Return Portfolio Advisor Class	132,714	478,166
PIMCO Total Return Portfolio Advisor Class	78,684,583	43,319,678
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	730,324	12,734
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	858,727	204,149
Pioneer Disciplined Value VCT Portfolio Class II	45,894,708	15,521,115
Pioneer Equity Income VCT Portfolio Class II	54,911,269	6,271,219
Pioneer Fund VCT Portfolio Class II	49,100	73,988
Pioneer Mid Cap Value VCT Portfolio Class II	27,919,094	13,077,344
Pioneer Bond VCT Portfolio Class II	25,884,876	416,928
American Century VP Mid Cap Value Fund Class II	40,782,554	4,844,350
American Century VP Inflation Protection Fund Class II	3,186,123	546,607
Dreyfus Appreciation Portfolio Service Class	12,525,849	3,484,476

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December 31, 2015 (continued)

	Purchases	Sales
Ivy Funds VIP Mid Cap Growth Fund	$36,645,152	$1,962,388
Ivy Funds VIP Global Bond Fund	2,662,541	128,367
Ivy Funds VIP High Income Fund	2,860,491	501,306
Putnam VT Equity Income Fund Class IB	32,746,974	795,792
Putnam VT Absolute Return 500 Fund Class IB	1,229,215	60,053
Putnam VT Small Cap Value Fund Class IB	1,839,965	99,756
Putnam VT Investors Fund Class IB	28,549,904	175,181
ALPS/Alerian Energy Infrastructure Portfolio Class III	1,225,180	158,374
ALPS/Red Rocks Listed Private Equity Portfolio Class III	1,230,607	870
Deutsche Alternative Asset Allocation VIP Class B	244,269	10,850
Janus Aspen Enterprise Portfolio Service Shares	3,117,917	127,280
Janus Aspen Global Technology Portfolio Service Shares	1,519,563	107,548
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	4,407,811	28,675
ClearBridge Variable Small Cap Growth Portfolio Class II	2,343,798	115,759
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	874,288	15,443
Western Asset Core Plus VIT Portfolio Class II	16,788,446	19,960
The Merger Fund VL	1,415,597	64,353
Mariner Managed Futures Strategy Portfolio Class II	689,958	60,740
Guggenheim VT Multi-Hedge Strategies Fund	301,028	37,679
Guggenheim VT Long Short Equity Fund	821,453	53,571
T. Rowe Price Health Sciences Portfolio II	4,811,599	153,209
T. Rowe Price Blue Chip Growth Portfolio II	27,751,770	583,361
UIF Emerging Markets Equity Portfolio Class II	1,286,276	152,391
Van Eck VIP Global Hard Assets Service Class	830,785	107,562
Virtus Real Estate Securities Series	1,209,791	79,958

Total	$1,431,101,585	$630,904,336

NOTE 4 — EXPENSES AND RELATED PARTY TRANSACTIONS

GIAC deducts certain charges from the contract. Contractual charges paid to GIAC include:

Contract Charges

For the Guardian Investor Asset Builder Variable Annuity (GIAB), Guardian Investor Variable Annuity B and L Series (B Series and L Series), and Guardian Investor II Variable Annuity B and L Series (B Series 2012 and L Series 2012), a fixed annual contract fee of $35 (lower where required by State law) is deducted on each contract anniversary date before annuitization and upon surrender prior to annuitization to cover GIAC’s administrative expenses. The contract fee may be waived if the accumulation value is $100,000 or more on the anniversary date when the charge is deducted. These charges are assessed through redemption of units. For the years ended December 31, 2014 and 2015, contract fees amounted to $652,677 and $670,488, respectively.

Expense Charges

(1)	A mortality and expense risk charge is deducted through a reduction of the unit value and is a daily charge based on an annual rate as shown below by each series of the average daily net assets applicable to the Account. There are additional charges applicable to each rider option based on series, calculated as a percentage of average daily net asset value of the applicable contracts as shown below:

•	For GIAB, an annual rate of 1.25%

a)	7 Year Enhanced Death Benefit Rider (EDBR), with an annual rate of .20%;

b)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .45%;

c)	7 Year Enhanced Death Benefit Rider (EDBR) and Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .70%;

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d)	Contracts with Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR) or Contract Anniversary Enhanced Death Benefit Rider (CAEDB), with an annual rate of .25%;

e)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .50%;

f)	Contracts with Contract Anniversary Enhanced Death Benefit Rider (CAEDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .75%;

g)	Guaranteed Minimum Death Benefit (GMDB), with an annual rate of .30%;

h)	Guaranteed Minimum Death Benefit (GMDB) and Living Benefit Rider (LBR) or Earnings Benefit Rider (EBR), with an annual rate of .55%;

i)	Guaranteed Minimum Death Benefit (GMDB) with Living Benefit Rider (LBR) and Earnings Benefit Rider (EBR), with an annual rate of .80%.

•	For B Series, an annual rate of 1.10% or L Series, an annual rate of 1.45%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% (.25% before 7/6/10) or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65% (.50% before 7/6/10).

•	For B Series 2012, an annual rate of 1.15% or L Series 2012, an annual rate of 1.50%

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .40% or Earnings Benefit Rider (EBR), with an annual rate of .25%;

b)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Earnings Benefit Rider (EBR), with an annual rate of .65%.

(2)	A daily administrative expense charge against the net assets of each investment option, through a reduction of the unit value, in an amount equal to .20% on an annual basis for GIAB, B Series and L Series or .25% on an annual basis for B Series 2012 and L Series 2012.

(3)	A combined mortality and expense charge and administrative expense charge is applied as a reduction to the unit value and is calculated daily at an annual rate of 1.00% for Guardian Investor ProFreedom Variable Annuity (B Share), 0.60% for Guardian Investor ProStrategies Variable Annuity (I Share), or 1.70% for Guardian Investor ProFreedom Variable Annuity (C Share). There is an additional charge applied for each optional rider, calculated as a percentage of the average daily net asset value of the applicable contracts as shown below:

a)	Highest Anniversary Value Death Benefit Rider (HAVDB), with an annual rate of .30%;

b)	Return of Premium Death Benefit Basic Rider (ROPDB Basic), with an annual rate of .25%;

c)	Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .30%;

d)	Highest Anniversary Value Death Benefit Rider (HAVDB) and Return of Premium Death Benefit Plus Rider (ROPDB Plus), with an annual rate of .35%.

There were no sales of I Share contracts during 2015.

(4)	Additional optional benefit riders deducted as follows:

a)	Annual Guaranteed Minimum Income Benefit Rider (GMIB), with an anniversary and upon termination rate of .50% of the accumulation value for GIAB.

b)	Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)/Guaranteed Minimum Withdrawal Benefit Rider (GMWB), with an annual rate ranging from .40% to 2.15% of the adjusted Guaranteed Withdrawal Balance at the time the charge is deducted on each contract anniversary and prior to payment of any death benefit or the annuitization of the contract, depending on the option chosen. For the years ended December 31, 2014 and 2015, these rider fees amounted to $65,840,587 and $76,346,326, respectively, and are included in the “Transfers-rider fees and other” in the Statements of Changes in Net Assets. The availability of the GLWB and GMWB riders is dependent on the type of contract selected.

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December 31, 2015 (continued)

c)	The Deferred Income Annuity Payout Option rider (DIA) is available to B Share, I Share, and C Share contract owners at no additional cost.

(5)	A charge for premium taxes deducted from either the contract payment or upon annuitization, as determined in accordance with applicable state law.

Currently, GIAC makes no charge against the Account for GIAC’s federal income taxes. However, GIAC reserves the right to charge taxes attributable to the Account in the future.

Guardian Investor Services LLC (GIS), a wholly owned subsidiary of The Guardian Life Insurance Company of America, has a majority interest in RS Investments, a San Francisco investment management firm specializing in mutual funds and institutional investment accounts.

RS Investments serves as investment adviser and administrator to each of the Variable Product Funds Series (RS Funds). GIS served as sub-adviser to certain RS Funds until April 30, 2015. Effective as of May 1, 2015, Park Avenue Institutional Advisers LLC (PAIA), a wholly-owned subsidiary of GIS, serves as the sub-advisor to certain RS Funds. RS Funds Distributor (RSFD), a wholly-owned subsidiary of RS Investments, serves as the sole distributor of the RS Funds. In addition, RS Investments and PAIA also have the roles described below.

RS Investments provides day-to-day investment management services to the following funds:

• RS Large Cap Alpha VIP Series • RS Small Cap Growth Equity VIP Series	• RS Emerging Markets VIP Series • RS International VIP Series

As sub-adviser, PAIA provides day-to-day investment management services to the following funds, subject to RS Investments’ general oversight of PAIA’s performance:

• RS Investment Quality Bond VIP Series • RS High Yield VIP Series	• RS S&P 500 Index VIP Series • RS Low Duration Bond VIP Series

As of April 30, 2015, the RS Money Market VIP Series was liquidated and is no longer available as an investment allocation option under this contract. The contract owner had the option to transfer the accumulation value to another investment option by the liquidation date. After the liquidation date, any accumulation value remaining in the RS Money Market VIP Series was transferred to the Fidelity VIP Government Money Market Portfolio.

Under an investment management agreement between each RS Fund and RS Investments, the RS Funds pay a monthly fee to RS Investments at the annual rates shown in the table below for investment advisory and administrative services. Under investment sub-advisory agreements between RS Investments and the respective sub-adviser for certain RS Funds specified below, RS Investments pays a monthly fee to the sub-adviser for investment advisory services at the annual rates set out in the table below, based on the respective RS Fund’s average daily net assets. The sub-advisory fee payable to PAIA and previously to GIS by RS Investments also covers the administrative and accounting services provided by PAIA to the RS Funds.

RS Fund	Sub-Adviser	Advisory Fee Rate	Sub-Advisory Fee Rate
RS Large Cap Alpha VIP Series	None	0.50%	N/A
RS S&P 500 Index VIP Series	PAIA*	0.25%	0.070%
RS High Yield VIP Series	PAIA*	0.60%	0.168%
RS Low Duration Bond VIP Series	PAIA*	0.45%	0.126%
RS Small Cap Growth Equity VIP Series	None	0.75%	N/A
RS International VIP Series	None	0.80%	N/A
RS Emerging Markets VIP Series	None	1.00%	N/A
RS Investment Quality Bond VIP Series	PAIA*	0.50%	0.140%

*Previously	GIS (prior to May 1, 2015)

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GIAC has administrative service fee agreements with RSFD, RS Investment Management Co., LLC, Gabelli Capital Asset Fund, Invesco Advisers, Inc., Monte Capital Group, LLC, Fred Alger Management, Inc., AllianceBernstein, L.P., BlackRock Advisors, LLC, Columbia Management Investment Advisers, LLC, Davis Selected Advisers, LP, Wells Fargo Funds Management, LLC, Fidelity Management & Research Company, Franklin Advisers, Inc., Franklin Advisory Services, LLC, Franklin Mutual Advisers, LLC, Massachusetts Financial Services Company, Oppenheimer Funds, Inc., PIMCO, Pioneer Investment Management, Inc., Templeton Global Advisers Limited, Templeton Investment Counsel, LLC, Waddell & Reed Investment Management Company, American Century Investment Management, Inc., The Dreyfus Corporation, Putnam Investment Management, LLC, EULAV Asset Management, LLC, ALPS Advisors, Inc., Westchester Capital Management, LLC, Deutsche Investment Management Americas Inc., Guggenheim Investments, Janus Capital Management LLC, Lazard Asset Management LLC, Legg Mason Partners Fund Advisor, LLC, Morgan Stanley Investment Management Inc., T. Rowe Price Associates, Inc., Van Eck Associates Corporation, and Virtus Investment Partners, which compensate GIAC for administrative services provided. These fees range from ..05% to .50% of the average daily net assets.

The amount retained by GIAC in the Account is comprised of amounts accruing to GIAC from the operations of the Account and retained therein. Amounts retained by GIAC in the Account may be transferred by GIAC to its general account. These amounts are reflected in the “Liabilities” in the Statements of Assets and Liabilities.

Sales Charges

Contingent deferred sales charges are assessed on certain partial or total surrenders. The following charges are assessed through a redemption in units and paid to GIAC during the following years:

	Contingent Deferred Sales Charge Percentage Per Number of Contract Years Completed
Product	0	1	2	3	4		5	6	7
GIAB	8.0%	7.0%	6.0%	5.0%	4.0%		3.0%	2.0%	0%	*
B Series	8.0%	8.0%	7.0%	6.0%	5.0%		4.0%	3.0%	0%	*
L Series	8.0%	8.0%	7.0%	6.0%	0%	*	—	—	—
B Series 2012	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
L Series 2012	8.0%	7.5%	6.5%	5.5%	0%	*	—	—	—
B Share	8.0%	7.5%	6.5%	5.5%	5.0%		4.0%	3.0%	0%	*
I Share	None
C Share	None

*0%	and thereafter

For the years ended December 31, 2014 and 2015, contingent deferred sales charges were $2,986,064 and $2,738,294.

NOTE 5 — CHANGES IN UNITS OUTSTANDING

The changes in units outstanding for the years ended December 31, 2015 and 2014, were as follows:

	2015			2014
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
RS Large Cap Alpha VIP Series	359,832	957,573	(597,741)	243,281	2,338,322	(2,095,041)
RS S&P 500 Index VIP Series	87,475	339,987	(252,512)	68,110	641,936	(573,826)
RS High Yield VIP Series	45,301	130,248	(84,947)	56,177	133,925	(77,748)
RS Low Duration Bond VIP Series	2,943,235	1,312,504	1,630,731	3,680,255	1,175,370	2,504,885
RS Small Cap Growth Equity VIP Series	51,185	125,441	(74,256)	106,906	136,649	(29,743)
RS International VIP Series	51,971	349,673	(297,702)	208,750	427,117	(218,367)
RS Emerging Markets VIP Series	81,853	80,748	1,105	214,612	98,328	116,284
RS Investment Quality Bond VIP Series	3,260,893	2,897,510	363,383	4,709,578	3,174,033	1,535,545
RS Money Market VIP Series	56,416	2,116,977	(2,060,561)	444,082	520,438	(76,356)

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NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

	2015			2014
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Gabelli Capital Asset Fund	5,705	91,197	(85,492)	14,733	104,978	(90,245)
Value Line Centurion Fund	4,486	1,962	2,524	1,725	12,879	(11,154)
Value Line Strategic Asset Management Trust	6,684	36,471	(29,787)	7,815	47,041	(39,226)
Value Line VIP Equity Advantage Fund	71,866	153	71,713	—	—	—
Invesco V.I. American Franchise Fund Series II	1,283	139,356	(138,073)	5,571	156,180	(150,609)
Invesco V.I. Value Opportunities Fund Series II	2,786	14,015	(11,229)	2,209	16,327	(14,118)
Invesco V.I. Global Real Estate Fund Series II	2,709	6,489	(3,780)	2,686	4,881	(2,195)
Invesco V.I. Government Securities Fund Series II	9,255	85,517	(76,262)	4,195	86,439	(82,244)
Invesco V.I. Mid Cap Core Equity Fund Series II	312,075	146,219	165,856	682,861	120,398	562,463
Invesco V.I. Core Equity Fund Series II	1,144,216	366,990	777,226	1,984,327	405,177	1,579,150
Invesco V.I. International Growth Fund Series II	1,587,551	379,604	1,207,947	2,183,650	297,057	1,886,593
Invesco V.I. Small Cap Equity Fund Series II	311,037	215,360	95,677	788,926	130,340	658,586
Invesco V.I. Comstock Fund Series II	961,068	465,774	495,294	2,073,666	774,955	1,298,711
Invesco V.I. American Value Fund Series II	333,379	103,447	229,932	601,478	133,958	467,520
Invesco V.I. Growth and Income Fund Series II	9,784	71,126	(61,342)	3,909	91,566	(87,657)
Invesco V.I. Balanced-Risk Allocation Fund Series II	416,870	5,346	411,524	87,677	1,333	86,344
Alger Capital Appreciation Portfolio Class S	7,212	14,659	(7,447)	17,209	27,457	(10,248)
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)	2,578	19,314	(16,736)	9,003	26,286	(17,283)
AB VPS International Value Portfolio Class B (formerly AllianceBernstein VPS International Value Portfolio Class B)	15,690	136,890	(121,200)	300,902	121,326	179,576
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)	20,596	24,559	(3,963)	2,331	25,039	(22,708)
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)	10,219	14,923	(4,704)	2,740	14,649	(11,909)
AB VPS Real Estate Investment Portfolio Class B (formerly AllianceBernstein VPS Real Estate Investment Portfolio Class B)	4,143	22,476	(18,333)	3,858	44,320	(40,462)
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)	1,031	18,496	(17,465)	2,124	17,843	(15,719)
AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)	172,766	1,543	171,223	51,333	82	51,251
BlackRock Capital Appreciation V.I. Fund Class III	740,057	1,289,031	(548,974)	1,864,584	875,089	989,495
BlackRock Global Allocation V.I. Fund Class III	59,462	32,809	26,653	70,037	48,533	21,504
BlackRock Large Cap Core V.I. Fund Class III	536,872	1,036,945	(500,073)	1,257,263	1,434,055	(176,792)
BlackRock Large Cap Value V.I. Fund Class III	1,810	4,854	(3,044)	4,691	6,335	(1,644)
Columbia Variable Portfolio – Asset Allocation Fund Class 2	14,223	2,325	11,898	809	636	173
Columbia Variable Portfolio – Small Cap Value Fund Class 2	805,653	223,509	582,144	713,022	190,113	522,909
Columbia Variable Portfolio – Small Company Growth Fund Class 2	3,390	1,267	2,123	1,851	777	1,074
Columbia Variable Portfolio – Large Cap Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico 21st Century Fund Class 2	69	2,527	(2,458)	1,439	1,818	(379)
Variable Portfolio – Loomis Sayles Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico Growth Fund Class 2)	1,306	47,021	(45,715)	45,667	1,582	44,085

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December 31, 2015 (continued)

	2015			2014
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	19,022	414,227	(395,205)	28,577	474,426	(445,849)
Davis Financial Portfolio	6,905	14,463	(7,558)	7,572	24,384	(16,812)
Davis Real Estate Portfolio	10,984	33,804	(22,820)	5,359	38,930	(33,571)
Davis Value Portfolio	13,442	513,165	(499,723)	14,575	644,382	(629,807)
Wells Fargo VT International Equity Fund Class 2 (formerly Wells Fargo Advantage VT International Equity Fund Class 2)	100,024	1,187,588	(1,087,564)	2,070,641	607,896	1,462,745
Wells Fargo VT Small Cap Value Fund Class 2 (formerly Wells Fargo Advantage VT Small Cap Value Fund Class 2)	1,625	3,715	(2,090)	237	721	(484)
Fidelity VIP Balanced Portfolio Service Class 2	7,722	62,242	(54,520)	21,473	39,598	(18,125)
Fidelity VIP Contrafund Portfolio Service Class 2	2,419,843	1,897,610	522,233	2,586,029	2,943,466	(357,437)
Fidelity VIP Equity-Income Portfolio Service Class 2	41,894	150,347	(108,453)	3,368	253,005	(249,637)
Fidelity VIP Growth Portfolio Service Class 2	12,370	23,659	(11,289)	28,055	20,666	7,389
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	96,667	792,293	(695,626)	275,933	990,969	(715,036)
Fidelity VIP Mid Cap Portfolio Service Class 2	65,611	811,183	(745,572)	95,096	755,020	(659,924)
Fidelity VIP Overseas Portfolio Service Class 2	1,136	3,234	(2,098)	3,959	2,839	1,120
Fidelity VIP Government Money Market Portfolio Service Class 2	2,437,066	587,064	1,850,002	—	—	—
Fidelity VIP Growth Opportunities Portfolio Service Class 2	682,616	46,692	635,924	214,566	3,272	211,294
Templeton Global Bond VIP Fund Class 2	51,123	51,323	(200)	164,337	70,891	93,446
Templeton Growth VIP Fund Class 2	6,635	76,492	(69,857)	6,163	90,862	(84,699)
Templeton Foreign VIP Fund Class 2	3,132,749	200,280	2,932,469	2,369,190	113,048	2,256,142
Franklin Income VIP Fund Class 2	10,993	21,690	(10,697)	32,764	29,595	3,169
Franklin Mutual Shares VIP Fund Class 2	2,629	5,294	(2,665)	12,320	15,554	(3,234)
Franklin U.S. Government Securities VIP Fund Class 2	3,283,816	1,298,478	1,985,338	3,789,408	1,166,630	2,622,778
Franklin Rising Dividends VIP Fund Class 2	24,908	235,329	(210,421)	4,171	375,274	(371,103)
Franklin Small Cap Value VIP Fund Class 2	213,613	324,606	(110,993)	213,810	306,557	(92,747)
Franklin Growth & Income VIP Fund Class 2	896,442	24,580	871,862	300,256	2,749	297,507
MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)	1,861,433	395,614	1,465,819	1,619,431	294,554	1,324,877
MFS Core Equity Portfolio Service Class (formerly MFS Core Equity Series Service Class)	132	2,389	(2,257)	559	2,660	(2,101)
MFS Growth Series Service Class	33,940	15,630	18,310	12,196	19,685	(7,489)
MFS Investors Trust Series Service Class	563	10,137	(9,574)	265	14,739	(14,474)
MFS New Discovery Series Service Class	472,452	74,168	398,284	1,075,545	41,003	1,034,542
MFS Strategic Income Portfolio Service Class	179	11,543	(11,364)	1,923	32,968	(31,045)
MFS Total Return Series Service Class	6,140	165,291	(159,151)	6,427	272,108	(265,681)
MFS Utilities Series Service Class	975,125	187,061	788,064	603,320	323,039	280,281
MFS Value Series Service Class	1,906	2,427	(521)	5,029	14,216	(9,187)
MFS Technology Portfolio Service Class	288,329	331,225	(42,896)	737,770	109,798	627,972
MFS New Discovery Portfolio Service Class	—	—	—	280,756	920,908	(640,152)
MFS International Value Portfolio Service Class	331,242	7,595	323,647	111,361	945	110,416
MFS Blended Research Core Equity Portfolio Service Class	2,820,094	13,494	2,806,600	—	—	—
Oppenheimer Capital Appreciation Fund/VA Service Class	14,274	391,048	(376,774)	20,174	562,249	(542,075)
Oppenheimer International Growth Fund/VA Service Class	194,124	14,140	179,984	126,612	5,728	120,884

B-73

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

	2015			2014
	Units Issued	Units Redeemed	Net Increase/ (Decrease)	Units Issued	Units Redeemed	Net Increase/ (Decrease)
Oppenheimer Main Street Small Cap Fund/VA Service Class	1,700,829	353,211	1,347,618	1,223,301	525,071	698,230
Oppenheimer Global Strategic Income Fund/VA Service Class	3,322,506	1,216,469	2,106,037	2,922,303	1,100,540	1,821,763
PIMCO Low Duration Portfolio Advisor Class	9,315	39,285	(29,970)	8,157	59,709	(51,552)
PIMCO Real Return Portfolio Advisor Class	2,459	33,721	(31,262)	8,687	41,152	(32,465)
PIMCO Total Return Portfolio Advisor Class	3,339,585	2,228,513	1,111,072	9,173,942	1,977,277	7,196,665
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class	68,270	1,420	66,850	31,339	—	31,339
PIMCO VIT Unconstrained Bond Portfolio Advisor Class	84,371	20,054	64,317	42,523	—	42,523
Pioneer Disciplined Value VCT Portfolio Class II	331,453	573,258	(241,805)	119,766	976,176	(856,410)
Pioneer Equity Income VCT Portfolio Class II	3,274,102	395,047	2,879,055	2,525,440	296,015	2,229,425
Pioneer Fund VCT Portfolio Class II	857	3,810	(2,953)	3,106	47	3,059
Pioneer Mid Cap Value VCT Portfolio Class II	156,645	391,025	(234,380)	89,383	852,792	(763,409)
Pioneer Bond VCT Portfolio Class II	2,582,115	59,503	2,522,612	226,971	30,050	196,921
American Century VP Mid Cap Value Fund Class II	1,891,498	209,138	1,682,360	1,358,334	201,199	1,157,135
American Century VP Inflation Protection Fund Class II	328,089	59,299	268,790	210,838	1,686	209,152
Dreyfus Appreciation Portfolio Service Class	159,430	39,259	120,171	360,426	30,521	329,905
Ivy Funds VIP Mid Cap Growth Fund	2,831,718	206,418	2,625,300	2,112,981	131,606	1,981,375
Ivy Funds VIP Global Bond Fund	264,553	13,085	251,468	88,458	574	87,884
Ivy Funds VIP High Income Fund	262,375	49,718	212,657	226,354	31,592	194,762
Putnam VT Equity Income Fund Class IB	1,551,253	123,170	1,428,083	1,130,623	190,565	940,058
Putnam VT Absolute Return 500 Fund Class IB	114,686	3,178	111,508	18,089	—	18,089
Putnam VT Small Cap Value Fund Class IB	150,233	13,113	137,120	96,871	982	95,889
Putnam VT Investors Fund Class IB	2,989,735	16,055	2,973,680	—	—	—
ALPS/Alerian Energy Infrastructure Portfolio Class III	120,295	17,688	102,607	65,811	526	65,285
ALPS/Red Rocks Listed Private Equity Portfolio Class III	124,884	166	124,718	—	—	—
Deutsche Alternative Asset Allocation VIP Class B	23,014	292	22,722	23,442	171	23,271
Janus Aspen Enterprise Portfolio Service Shares	214,296	11,389	202,907	154,778	3,265	151,513
Janus Aspen Global Technology Portfolio Service Shares	109,231	8,629	100,602	22,972	29	22,943
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares	384,021	1,646	382,375	25,868	—	25,868
ClearBridge Variable Small Cap Growth Portfolio Class II	194,890	12,356	182,534	95,564	1,329	94,235
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II	77,493	1,110	76,383	18,221	70	18,151
Western Asset Core Plus VIT Portfolio Class II	1,714,641	19,731	1,694,910	—	—	—
The Merger Fund VL	136,752	7,565	129,187	44,235	635	43,600
Mariner Managed Futures Strategy Portfolio Class II	65,259	8,529	56,730	32,203	631	31,572
Guggenheim VT Multi-Hedge Strategies Fund	28,401	2,764	25,637	29,695	1,414	28,281
Guggenheim VT Long Short Equity Fund	77,004	6,479	70,525	37,548	482	37,066
T. Rowe Price Health Sciences Portfolio II	241,963	4,740	237,223	61,098	251	60,847
T. Rowe Price Blue Chip Growth Portfolio II	2,762,898	16,786	2,746,112	—	—	—
UIF Emerging Markets Equity Portfolio Class II	135,655	13,829	121,826	92,399	1,984	90,415
Van Eck VIP Global Hard Assets Service Class	107,405	9,679	97,726	62,160	1,424	60,736
Virtus Real Estate Securities Series	78,478	6,382	72,096	48,410	160	48,250

B-74

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

NOTE 6 — FINANCIAL HIGHLIGHTS

GIAC sells a number of variable annuity products that are funded by the Account. These products have unique combinations of features and fees that are charged against the contract owner’s account balance. The differences in the fee structures result in a variety of unit values, expense ratios and total returns.

The following schedule was developed, for each of the five years ending December 31, by determining which products offered by GIAC and funded by the Account that have the lowest and highest expense ratio. Only product designs within each investment option that had units outstanding throughout the respective periods were considered when determining the lowest and highest expense ratio. The summary may not reflect the lowest and highest contract charges potentially offered by GIAC as contract owners may not have selected all available and applicable contract options. The net assets disclosed in the table below represent only net assets in accumulation.

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
RS Large Cap Alpha VIP Series	2015	16,700,367	$18.88	to	$23.01	$374,880,390	1.30%	to	2.20%	1.29%	-4.15%	to	-3.28%
	2014	17,298,108	16.57	to	23.79	401,843,680	1.30%	to	2.15%	1.23%	11.15%	to	12.10%
	2013	19,393,149	14.91	to	21.22	402,555,127	1.30%	to	2.15%	1.25%	35.74%	to	36.91%
	2012	22,337,774	10.99	to	15.50	339,144,704	1.30%	to	2.15%	2.13%	9.86%	to	15.00%
	2011	19,186,036	11.46	to	13.48	252,476,928	1.30%	to	2.20%	1.17%	-11.21%	to	-10.40%
RS S&P 500 Index VIP Series	2015	2,582,880	$15.16	to	$25.69	$52,689,579	1.30%	to	2.15%	1.77%	-1.14%	to	-0.29%
	2014	2,835,392	15.33	to	25.77	57,650,129	1.30%	to	2.15%	1.68%	10.99%	to	11.95%
	2013	3,409,218	13.81	to	23.02	61,593,094	1.30%	to	2.15%	1.83%	29.18%	to	30.30%
	2012	3,735,815	10.69	to	17.67	51,372,837	1.30%	to	2.15%	2.10%	6.94%	to	14.17%
	2011	3,427,819	12.20	to	15.47	39,053,947	1.30%	to	2.05%	1.81%	-0.13%	to	0.62%
RS High Yield VIP Series	2015	938,376	$11.72	to	$16.55	$14,187,827	1.30%	to	2.30%	6.28%	-6.77%	to	-5.82%
	2014	1,023,323	12.57	to	17.57	16,526,017	1.30%	to	2.30%	6.26%	-3.11%	to	-2.13%
	2013	1,101,071	12.97	to	17.96	18,295,023	1.30%	to	2.30%	6.52%	4.50%	to	5.55%
	2012	1,199,788	12.41	to	17.01	19,060,033	1.30%	to	2.30%	6.53%	11.94%	to	13.07%
	2011	1,246,658	11.09	to	15.05	17,630,612	1.30%	to	2.30%	7.44%	1.81%	to	2.84%
RS Low Duration Bond VIP Series	2015	25,256,521	$9.56	to	$10.80	$262,704,105	1.30%	to	2.15%	1.35%	-1.69%	to	-0.84%
	2014	23,625,790	9.73	to	10.89	249,779,890	1.30%	to	2.15%	1.76%	-1.24%	to	-0.39%
	2013	21,120,905	10.88	to	10.93	225,959,614	1.30%	to	2.20%	1.78%	-1.95%	to	-1.06%
	2012	17,183,098	11.05	to	11.10	187,703,026	1.30%	to	2.20%	2.20%	0.90%	to	1.82%
	2011	11,424,015	10.85	to	11.00	124,148,381	1.30%	to	2.20%	2.80%	-0.32%	to	0.59%
RS Small Cap Growth Equity VIP Series	2015	828,511	$21.95	to	$32.23	$18,675,008	1.30%	to	2.20%	0.00%	-1.58%	to	-0.69%
	2014	902,767	22.30	to	32.46	20,933,712	1.30%	to	2.20%	0.00%	7.72%	to	8.70%
	2013	932,510	20.70	to	29.86	20,544,629	1.30%	to	2.20%	0.00%	46.85%	to	48.18%
	2012	942,272	14.10	to	20.15	14,325,949	1.30%	to	2.20%	0.00%	12.97%	to	13.99%
	2011	970,328	12.48	to	17.68	12,973,252	1.30%	to	2.20%	0.00%	-4.42%	to	-3.55%
RS International VIP Series	2015	2,709,520	$13.35	to	$19.88	$44,977,713	1.30%	to	2.30%	1.98%	-1.47%	to	-0.47%
	2014	3,007,222	13.55	to	19.97	50,267,154	1.30%	to	2.30%	2.03%	-7.47%	to	-6.53%
	2013	3,225,589	14.65	to	21.37	57,789,490	1.30%	to	2.30%	1.36%	17.36%	to	18.55%
	2012	3,589,283	12.48	to	18.03	54,372,625	1.30%	to	2.30%	1.15%	15.64%	to	16.81%
	2011	3,785,517	10.79	to	15.43	49,171,582	1.30%	to	2.30%	1.16%	-13.67%	to	-12.80%
RS Emerging Markets VIP Series	2015	982,551	$8.15	to	$17.56	$13,082,735	1.30%	to	2.30%	0.43%	-14.74%	to	-13.87%
	2014	981,446	9.55	to	20.39	15,996,048	1.30%	to	2.30%	1.04%	-5.91%	to	-4.96%
	2013	865,162	10.15	to	21.45	16,679,140	1.30%	to	2.30%	0.24%	-5.68%	to	-4.73%
	2012	831,102	10.77	to	22.52	18,625,715	1.30%	to	2.30%	0.65%	10.98%	to	12.11%
	2011	872,383	9.70	to	20.09	18,511,617	1.30%	to	2.30%	0.00%	-22.78%	to	-22.00%
RS Investment Quality Bond VIP Series	2015	41,022,666	$12.78	to	$12.98	$505,301,325	1.30%	to	2.20%	2.53%	-1.87%	to	-0.98%
	2014	40,659,283	10.16	to	13.11	514,168,321	1.30%	to	2.15%	2.99%	3.29%	to	4.18%
	2013	39,123,738	12.58	to	12.62	484,217,102	1.30%	to	2.20%	2.83%	-3.78%	to	-2.90%
	2012	32,627,581	12.96	to	13.11	425,023,380	1.30%	to	2.20%	3.16%	4.03%	to	4.98%
	2011	25,550,993	12.34	to	12.60	326,111,008	1.30%	to	2.20%	4.01%	4.73%	to	5.68%
RS Money Market VIP Series(9)	2015	—	$—		$—	$—	—		—	—	—		—
	2014	2,060,561	9.01	to	9.26	19,562,625	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2013	2,136,917	9.22	to	9.38	20,761,236	1.30%	to	2.30%	0.01%	-2.28%	to	-1.29%
	2012	2,580,119	9.44	to	9.51	25,515,700	1.30%	to	2.30%	0.01%	-2.29%	to	-1.30%
	2011	2,925,133	9.63	to	9.71	28,984,880	1.30%	to	2.20%	0.04%	-2.16%	to	-1.27%

B-75

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Gabelli Capital Asset Fund	2015	363,528	$18.23	to	$19.35	$6,946,428	1.45%	to	1.95%	0.41%	-10.58%	to	-10.13%
	2014	449,020	19.34	to	21.53	9,554,167	1.45%	to	2.00%	0.41%	-1.44%	to	-0.89%
	2013	539,265	20.16	to	21.73	11,592,879	1.45%	to	2.20%	0.66%	34.53%	to	35.54%
	2012	601,146	14.99	to	16.03	9,538,643	1.45%	to	2.20%	1.44%	14.77%	to	15.63%
	2011	691,201	13.06	to	13.86	9,498,729	1.45%	to	2.20%	0.42%	-2.44%	to	-1.71%
Value Line Centurion Fund	2015	76,910	$14.62	to	$15.52	$1,184,421	1.45%	to	1.95%	0.35%	-0.88%	to	-0.39%
	2014	74,386	14.75	to	15.58	1,150,335	1.45%	to	1.95%	0.22%	7.13%	to	7.67%
	2013	85,540	13.43	to	14.47	1,229,763	1.45%	to	2.20%	0.55%	28.10%	to	29.07%
	2012	86,796	10.48	to	11.21	966,622	1.45%	to	2.20%	0.00%	12.76%	to	13.61%
	2011	104,119	9.30	to	9.87	1,020,921	1.45%	to	2.20%	0.00%	2.89%	to	3.67%
Value Line Strategic Asset Management Trust	2015	360,763	$16.64	to	$21.46	$7,109,128	1.30%	to	2.05%	0.69%	-1.18%	to	-0.43%
	2014	390,550	16.84	to	21.55	7,735,625	1.30%	to	2.05%	0.48%	6.29%	to	7.10%
	2013	429,776	17.14	to	20.13	7,954,401	1.30%	to	2.20%	0.82%	18.97%	to	20.05%
	2012	470,238	14.41	to	16.76	7,259,655	1.30%	to	2.20%	0.64%	12.90%	to	13.93%
	2011	506,904	12.76	to	14.71	6,875,802	1.30%	to	2.20%	0.57%	1.41%	to	2.33%
Value Line VIP Equity Advantage Fund(6)	2015	71,713	$8.92	to	$9.00	$643,027	1.00%	to	2.00%	0.00%	-10.82%	to	-10.00%
Invesco V.I. American Franchise Fund Series II	2015	564,645	$13.58	to	$14.41	$8,123,788	1.45%	to	1.95%	0.00%	2.72%	to	3.23%
	2014	702,718	13.22	to	13.96	9,788,659	1.45%	to	1.95%	0.00%	6.07%	to	6.60%
	2013	853,327	12.46	to	13.10	11,150,763	1.45%	to	1.95%	0.24%	37.08%	to	37.77%
	2012	1,131,076	8.89	to	9.51	10,730,693	1.45%	to	2.20%	0.00%	9.78%	to	10.61%
	2011	1,228,191	8.10	to	8.59	10,537,445	1.45%	to	2.20%	0.00%	-10.13%	to	-9.45%
Invesco V.I. Value Opportunities Fund Series II	2015	105,179	$11.26	to	$11.95	$1,233,207	1.45%	to	1.95%	2.26%	-12.39%	to	-11.95%
	2014	116,408	12.85	to	13.58	1,553,732	1.45%	to	1.95%	1.16%	4.32%	to	4.84%
	2013	130,526	12.32	to	12.95	1,664,876	1.45%	to	1.95%	1.20%	30.68%	to	31.34%
	2012	144,934	9.43	to	9.86	1,408,552	1.45%	to	1.95%	1.22%	15.36%	to	15.94%
	2011	155,968	8.17	to	8.50	1,309,560	1.45%	to	1.95%	0.62%	-5.27%	to	-4.80%
Invesco V.I. Global Real Estate Fund Series II	2015	27,867	$15.23	to	$22.44	$573,790	1.30%	to	2.05%	3.44%	-3.75%	to	-3.02%
	2014	31,647	15.82	to	23.14	668,219	1.30%	to	2.05%	1.40%	12.01%	to	12.86%
	2013	33,842	14.13	to	20.51	635,556	1.30%	to	2.05%	3.81%	0.34%	to	1.11%
	2012	36,764	14.08	to	20.28	676,951	1.30%	to	2.05%	0.51%	25.23%	to	26.18%
	2011	24,612	11.24	to	16.07	366,080	1.30%	to	2.05%	4.08%	-8.63%	to	-7.94%
Invesco V.I. Government Securities Fund Series II	2015	258,832	$11.71	to	$12.37	$3,186,657	1.45%	to	2.00%	1.78%	-1.93%	to	-1.39%
	2014	335,094	11.94	to	12.55	4,178,166	1.45%	to	2.00%	2.70%	1.81%	to	2.37%
	2013	417,338	11.38	to	12.26	5,087,834	1.45%	to	2.20%	3.08%	-4.98%	to	-4.26%
	2012	524,251	11.97	to	12.80	6,681,779	1.45%	to	2.20%	2.81%	-0.02%	to	0.73%
	2011	650,012	11.97	to	12.71	8,230,887	1.45%	to	2.20%	2.33%	5.28%	to	6.07%
Invesco V.I. Mid Cap Core Equity Fund Series II	2015	3,058,145	$12.56	to	$19.06	$46,026,399	1.30%	to	2.15%	0.10%	-6.33%	to	-5.52%
	2014	2,892,289	13.41	to	20.17	46,821,661	1.30%	to	2.15%	0.00%	1.94%	to	2.82%
	2013	2,329,826	14.74	to	19.62	38,266,281	1.30%	to	2.05%	0.55%	25.84%	to	26.79%
	2012	1,798,429	11.72	to	15.48	24,996,643	1.30%	to	2.05%	0.00%	8.35%	to	9.18%
	2011	593,142	10.81	to	14.17	8,171,368	1.30%	to	2.05%	0.12%	-8.41%	to	-7.72%
Invesco V.I. Core Equity Fund Series II	2015	9,375,084	$13.13	to	$20.45	$148,657,292	1.30%	to	2.15%	0.93%	-8.02%	to	-7.22%
	2014	8,597,858	14.28	to	22.04	149,448,232	1.30%	to	2.15%	0.71%	5.54%	to	6.44%
	2013	7,018,708	13.53	to	20.71	119,805,461	1.30%	to	2.15%	1.33%	26.17%	to	27.26%
	2012	5,318,356	12.70	to	16.27	77,121,452	1.30%	to	2.05%	1.07%	11.29%	to	12.13%
	2011	1,489,704	11.24	to	14.51	21,467,653	1.30%	to	1.95%	1.37%	-2.23%	to	-1.59%
Invesco V.I. International Growth Fund Series II	2015	11,299,507	$10.70	to	$12.24	$131,031,492	1.30%	to	2.15%	1.35%	-4.70%	to	-3.88%
	2014	10,091,560	11.13	to	12.85	120,698,479	1.30%	to	2.15%	1.44%	-2.05%	to	-1.21%
	2013	8,204,967	11.27	to	13.12	97,861,870	1.30%	to	2.15%	1.14%	16.17%	to	17.17%
	2012	6,692,121	9.62	to	11.29	66,459,187	1.30%	to	2.15%	1.56%	12.92%	to	13.75%
	2011	2,271,830	8.41	to	8.45	19,187,996	1.30%	to	2.05%	0.00%	-15.90%	to	-15.47%

B-76

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Invesco V.I. Small Cap Equity Fund Series II	2015	3,926,252	$12.31	to	$13.28	$50,938,490	1.30%	to	2.15%	0.00%	-7.76%	to	-6.97%
	2014	3,830,575	13.24	to	14.40	53,264,736	1.30%	to	2.15%	0.00%	-0.10%	to	0.76%
	2013	3,171,989	13.14	to	14.42	43,347,681	1.30%	to	2.15%	0.00%	34.15%	to	35.30%
	2012	2,726,220	9.59	to	9.71	27,058,685	1.30%	to	2.05%	0.00%	11.33%	to	12.18%
	2011	860,726	8.61	to	8.65	7,442,421	1.30%	to	2.05%	0.00%	-13.90%	to	-13.45%
Invesco V.I. Comsck Fund Series II	2015	11,117,635	$13.94	to	$14.45	$159,820,853	1.30%	to	2.15%	1.72%	-8.20%	to	-7.41%
	2014	10,622,341	15.05	to	15.75	164,717,733	1.30%	to	2.15%	1.15%	6.76%	to	7.68%
	2013	9,323,630	13.98	to	14.75	133,498,348	1.30%	to	2.15%	1.50%	32.75%	to	33.89%
	2012	7,961,389	10.44	to	11.11	84,256,766	1.30%	to	2.15%	1.82%	11.11%	to	17.37%
	2011	2,660,560	8.87	to	8.89	23,642,805	1.30%	to	1.70%	0.00%	-11.30%	to	-11.05%
Invesco V.I. American Value Fund Series II	2015	2,610,688	$13.14	to	$26.36	$44,562,340	1.30%	to	2.15%	0.01%	-11.30%	to	-10.54%
	2014	2,380,756	14.81	to	29.46	46,697,335	1.30%	to	2.15%	0.21%	7.13%	to	8.05%
	2013	1,913,236	13.82	to	27.27	37,187,393	1.30%	to	2.15%	0.58%	31.06%	to	32.19%
	2012	1,374,231	13.79	to	20.63	23,119,003	1.30%	to	2.05%	0.79%	14.68%	to	15.55%
	2011	380,705	12.09	to	17.85	6,766,599	1.30%	to	1.70%	1.12%	-0.88%	to	-0.48%
Invesco V.I. Growth and Income Fund Series II	2015	324,636	$17.28	to	$18.35	$5,889,018	1.45%	to	1.95%	2.56%	-5.19%	to	-4.71%
	2014	385,978	16.58	to	19.26	7,351,534	1.45%	to	2.00%	1.45%	7.78%	to	8.37%
	2013	473,635	16.49	to	17.77	8,328,202	1.45%	to	2.20%	1.25%	30.84%	to	31.83%
	2012	550,570	12.60	to	13.48	7,349,346	1.45%	to	2.20%	1.27%	11.84%	to	12.69%
	2011	647,991	11.27	to	11.96	7,673,639	1.45%	to	2.20%	1.03%	-4.40%	to	-3.68%
Invesco V.I. Balanced-Risk Allocation Fund Series II(5)	2015	497,868	$10.04	to	$10.31	$5,093,530	1.00%	to	2.05%	4.96%	-6.36%	to	-5.36%
	2014	86,344	10.73	to	10.90	936,688	1.00%	to	2.05%	0.00%	3.54%	to	4.65%
	2013	—	—		—	—	—		—	—	—		—
Alger Capital Appreciation Portfolio Class S	2015	114,050	$21.06	to	$30.98	$3,246,705	1.30%	to	2.30%	0.00%	3.49%	to	4.54%
	2014	121,497	20.35	to	29.64	3,330,853	1.30%	to	2.30%	0.00%	10.85%	to	11.97%
	2013	131,745	18.36	to	26.47	3,229,346	1.30%	to	2.30%	0.11%	31.71%	to	33.04%
	2012	150,064	13.94	to	19.90	2,750,899	1.30%	to	2.30%	0.53%	15.19%	to	16.36%
	2011	146,984	12.10	to	17.10	2,330,075	1.30%	to	2.30%	0.00%	-2.90%	to	-1.92%
AB VPS Growth and Income Portfolio Class B (formerly AllianceBernstein VPS Growth and Income Portfolio Class B)	2015	104,550	$15.54	to	$17.55	$1,820,862	1.45%	to	2.00%	1.17%	-0.59%	to	-0.04%
	2014	121,286	15.63	to	17.56	2,113,400	1.45%	to	2.00%	1.11%	7.11%	to	7.71%
	2013	138,569	14.59	to	16.30	2,240,775	1.45%	to	2.00%	1.16%	31.91%	to	32.64%
	2012	165,162	11.49	to	12.29	2,007,540	1.45%	to	2.20%	1.35%	14.67%	to	15.54%
	2011	189,830	10.02	to	10.64	1,994,427	1.45%	to	2.20%	1.11%	3.75%	to	4.53%
AB VPS International Value Portfolio Class B (formerly AllianceBernstein VPS International Value Portfolio Class B)	2015	2,415,670	$12.13	to	$16.04	$38,373,067	1.30%	to	2.05%	2.24%	0.31%	to	1.07%
	2014	2,536,870	12.10	to	15.87	39,907,001	1.30%	to	2.05%	3.54%	-8.37%	to	-7.68%
	2013	2,357,294	13.20	to	17.19	40,207,895	1.30%	to	2.05%	5.88%	20.22%	to	21.13%
	2012	2,585,546	10.98	to	14.19	36,462,588	1.30%	to	2.05%	1.45%	11.86%	to	12.71%
	2011	2,467,884	9.82	to	12.59	30,926,386	1.30%	to	2.05%	4.34%	-21.08%	to	-20.48%
AB VPS Large Cap Growth Portfolio Class B (formerly AllianceBernstein VPS Large Cap Growth Portfolio Class B)	2015	104,869	$18.95	to	$20.12	$2,086,142	1.45%	to	1.95%	0.00%	8.70%	to	9.25%
	2014	108,832	17.43	to	18.41	1,993,550	1.45%	to	1.95%	0.00%	11.63%	to	12.19%
	2013	131,540	15.62	to	16.41	2,149,419	1.45%	to	1.95%	0.00%	34.34%	to	35.01%
	2012	136,733	11.62	to	12.16	1,656,145	1.45%	to	1.95%	0.03%	13.86%	to	14.43%
	2011	153,180	10.16	to	10.57	1,616,417	1.45%	to	1.95%	0.09%	-5.62%	to	-5.15%
AB VPS Global Thematic Growth Portfolio Class B (formerly AllianceBernstein VPS Global Thematic Growth Portfolio Class B)	2015	94,266	$11.18	to	$11.87	$1,110,215	1.45%	to	1.95%	0.00%	0.65%	to	1.16%
	2014	98,970	11.10	to	11.73	1,158,187	1.45%	to	1.95%	0.00%	2.77%	to	3.29%
	2013	110,879	10.80	to	11.36	1,257,681	1.45%	to	1.95%	0.02%	20.54%	to	21.14%
	2012	151,249	8.96	to	9.37	1,416,803	1.45%	to	1.95%	0.00%	11.04%	to	11.60%
	2011	155,264	8.07	to	8.40	1,303,424	1.45%	to	1.95%	0.35%	-24.90%	to	-24.52%

B-77

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
AB VPS Real Estate Investment Portfolio Class B (formerly AllianceBernstein VPS Real Estate Investment Portfolio Class B)	2015	160,152	$24.00	to	$26.26	$4,167,612	1.45%	to	2.20%	1.28%	-1.54%	to	-0.80%
	2014	178,485	24.38	to	26.47	4,674,168	1.45%	to	2.20%	2.56%	22.22%	to	23.14%
	2013	218,947	19.95	to	21.49	4,651,734	1.45%	to	2.20%	1.18%	1.70%	to	2.46%
	2012	254,466	19.61	to	20.98	5,262,993	1.45%	to	2.20%	0.86%	18.18%	to	19.08%
	2011	279,804	16.60	to	17.62	4,846,342	1.45%	to	2.20%	1.25%	6.37%	to	7.17%
AB VPS Value Portfolio Class B (formerly AllianceBernstein VPS Value Portfolio Class B)	2015	75,796	$13.17	to	$13.98	$1,047,744	1.45%	to	1.95%	1.83%	-8.97%	to	-8.52%
	2014	93,261	14.47	to	15.29	1,403,499	1.45%	to	1.95%	1.54%	8.62%	to	9.17%
	2013	108,980	12.99	to	14.00	1,501,275	1.45%	to	2.20%	2.06%	33.51%	to	34.51%
	2012	128,025	9.73	to	10.41	1,312,378	1.45%	to	2.20%	1.62%	13.01%	to	13.86%
	2011	157,035	8.61	to	9.14	1,416,232	1.45%	to	2.20%	1.23%	-5.88%	to	-5.17%
AB VPS Dynamic Asset Allocation Portfolio Class B (formerly AllianceBernstein VPS Dynamic Asset Allocation Portfolio Class B)(4)	2015	227,325	$10.56	to	$10.83	$2,466,215	1.00%	to	2.00%	0.75%	-3.27%	to	-2.29%
	2014	56,102	10.92	to	11.09	631,371	1.00%	to	2.00%	0.44%	2.12%	to	3.16%
	2013	4,851	11.63	to	11.70	56,734	1.40%	to	1.75%	0.26%	9.97%	to	10.37%
	2012	228	10.60	to	10.60	2,419	1.40%	to	1.40%	0.00%	6.02%	to	6.02%
BlackRock Capital Appreciation V.I. Fund Class III	2015	12,324,914	$13.46	to	$14.11	$181,094,004	1.30%	to	2.30%	0.00%	4.17%	to	5.22%
	2014	12,873,888	12.92	to	13.41	179,564,489	1.30%	to	2.30%	0.00%	6.07%	to	7.14%
	2013	11,884,393	12.18	to	12.51	153,467,762	1.30%	to	2.30%	0.00%	30.34%	to	31.66%
	2012	10,619,105	9.34	to	9.50	102,802,174	1.30%	to	2.30%	0.88%	10.96%	to	12.09%
	2011	3,804,393	8.42	to	8.48	32,233,197	1.30%	to	2.30%	0.87%	-15.78%	to	-15.21%
BlackRock Global Allocation V.I. Fund Class III	2015	333,336	$12.43	to	$15.53	$4,668,557	1.30%	to	2.30%	1.07%	-3.27%	to	-2.29%
	2014	306,683	12.85	to	15.89	4,483,472	1.30%	to	2.30%	2.29%	-0.40%	to	0.61%
	2013	285,179	12.91	to	15.80	4,136,077	1.30%	to	2.30%	1.21%	11.80%	to	12.93%
	2012	225,040	11.54	to	13.99	2,988,514	1.30%	to	2.30%	1.63%	7.44%	to	8.53%
	2011	173,734	10.74	to	12.89	2,176,238	1.30%	to	2.30%	2.73%	-5.85%	to	-4.89%
BlackRock Large Cap Core V.I. Fund Class III	2015	15,022,652	$14.93	to	$22.00	$304,582,846	1.30%	to	2.15%	0.85%	-1.92%	to	-1.07%
	2014	15,522,725	15.22	to	22.24	320,777,884	1.30%	to	2.15%	0.71%	9.67%	to	10.62%
	2013	15,699,517	13.88	to	20.10	299,475,354	1.30%	to	2.15%	0.80%	30.36%	to	31.48%
	2012	15,604,423	10.65	to	15.29	231,796,099	1.30%	to	2.15%	1.41%	6.46%	to	10.93%
	2011	10,592,166	11.92	to	13.78	145,374,863	1.30%	to	2.05%	1.27%	0.07%	to	0.83%
BlackRock Large Cap Value V.I. Fund Class III	2015	64,566	$17.60	to	$19.65	$1,241,970	1.30%	to	2.05%	0.81%	-4.11%	to	-3.38%
	2014	67,610	18.35	to	20.34	1,348,304	1.30%	to	2.05%	0.82%	9.43%	to	10.26%
	2013	69,254	16.77	to	18.45	1,254,036	1.30%	to	2.05%	0.95%	30.44%	to	31.43%
	2012	66,496	12.86	to	14.04	918,682	1.30%	to	2.05%	1.00%	10.94%	to	11.78%
	2011	74,503	11.59	to	12.56	918,125	1.30%	to	2.05%	1.33%	-3.11%	to	-2.38%
Columbia Variable Portfolio – Asset Allocation Fund Class 2	2015	72,208	$14.85	to	$19.66	$1,375,792	1.30%	to	2.30%	1.93%	-1.55%	to	-0.55%
	2014	60,310	15.09	to	19.77	1,163,472	1.30%	to	2.30%	2.29%	7.29%	to	8.38%
	2013	60,137	14.06	to	18.24	1,074,661	1.30%	to	2.30%	2.15%	15.18%	to	16.34%
	2012	54,247	12.21	to	15.68	834,467	1.30%	to	2.30%	2.20%	10.17%	to	11.29%
	2011	50,098	11.08	to	14.09	695,334	1.30%	to	2.30%	2.48%	-3.35%	to	-2.37%
Columbia Variable Portfolio – Small Cap Value Fund Class 2	2015	5,472,745	$13.11	to	$22.20	$98,538,370	1.30%	to	2.15%	0.57%	-8.33%	to	-7.54%
	2014	4,890,601	14.30	to	24.00	99,369,438	1.30%	to	2.15%	0.46%	0.84%	to	1.71%
	2013	4,367,692	14.18	to	23.60	90,911,979	1.30%	to	2.15%	1.03%	31.17%	to	32.30%
	2012	4,283,025	10.81	to	17.84	71,165,521	1.30%	to	2.15%	0.30%	8.13%	to	9.80%
	2011	2,678,422	11.57	to	16.25	43,305,852	1.30%	to	2.05%	0.91%	-8.05%	to	-7.35%
Columbia Variable Portfolio – Small Company Growth Fund Class 2	2015	17,503	$17.47	to	$23.31	$389,954	1.30%	to	1.70%	0.00%	1.81%	to	2.21%
	2014	15,380	17.16	to	22.80	330,397	1.30%	to	1.70%	0.00%	-6.48%	to	-6.10%
	2013	14,306	18.35	to	24.28	325,302	1.30%	to	1.70%	0.00%	37.66%	to	38.21%
	2012	12,613	13.33	to	17.57	210,553	1.30%	to	1.70%	0.00%	9.81%	to	10.25%
	2011	21,844	15.65	to	15.94	336,569	1.30%	to	1.90%	0.00%	-7.59%	to	-7.03%

B-78

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Columbia Variable Portfolio – Large Cap Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico 21st Century Fund Class 2)	2015	6,813	$17.28	to	$23.90	$158,623	1.30%	to	2.05%	0.00%	-0.81%	to	-0.06%
	2014	9,271	17.42	to	23.91	212,224	1.30%	to	2.05%	0.00%	6.60%	to	7.41%
	2013	9,650	16.34	to	22.26	205,972	1.30%	to	2.05%	0.25%	39.10%	to	40.15%
	2012	8,871	11.75	to	15.88	137,648	1.30%	to	2.05%	0.00%	8.85%	to	9.67%
	2011	7,195	10.79	to	14.48	103,505	1.30%	to	2.05%	0.00%	-13.91%	to	-13.26%
Variable Portfolio – Loomis Sayles Growth Fund Class 2 (formerly Columbia Variable Portfolio – Marsico Growth Fund Class 2)	2015	22,734	$18.62	to	$24.83	$551,713	1.30%	to	2.30%	0.00%	-0.45%	to	0.55%
	2014	68,449	18.70	to	24.70	1,656,684	1.30%	to	2.30%	0.04%	6.67%	to	7.75%
	2013	24,364	17.53	to	22.92	548,656	1.30%	to	2.30%	0.07%	32.22%	to	33.55%
	2012	27,098	13.26	to	17.16	454,495	1.30%	to	2.30%	0.41%	9.35%	to	10.46%
	2011	34,645	12.13	to	15.54	531,888	1.30%	to	2.30%	0.10%	-5.06%	to	-4.10%
Columbia Variable Portfolio – Seligman Global Technology Fund Class 2	2015	2,101,071	$19.86	to	$29.66	$61,693,142	1.30%	to	2.05%	0.00%	7.57%	to	8.39%
	2014	2,496,276	18.47	to	27.36	67,715,279	1.30%	to	2.05%	0.00%	22.56%	to	23.49%
	2013	2,942,125	15.07	to	22.16	64,696,941	1.30%	to	2.05%	0.00%	22.92%	to	23.85%
	2012	3,032,016	12.26	to	17.89	53,896,510	1.30%	to	2.05%	0.00%	4.84%	to	5.64%
	2011	2,148,745	11.69	to	16.94	36,174,788	1.30%	to	2.05%	0.00%	-6.46%	to	-5.75%
Davis Financial Portfolio	2015	127,804	$17.68	to	$27.14	$2,317,463	1.30%	to	2.05%	0.88%	-0.08%	to	0.68%
	2014	135,362	17.70	to	26.96	2,392,588	1.30%	to	2.05%	1.20%	10.54%	to	11.38%
	2013	152,174	16.01	to	24.20	2,338,640	1.30%	to	2.05%	0.59%	28.58%	to	29.56%
	2012	159,143	12.45	to	18.68	1,867,463	1.30%	to	2.05%	1.96%	16.39%	to	17.28%
	2011	167,601	10.70	to	15.93	1,668,019	1.30%	to	2.05%	1.35%	-9.84%	to	-9.16%
Davis Real Estate Portfolio	2015	187,422	$15.19	to	$16.12	$2,998,329	1.45%	to	2.00%	1.57%	-0.37%	to	0.18%
	2014	210,242	15.25	to	16.09	3,357,377	1.45%	to	2.00%	1.19%	25.01%	to	25.70%
	2013	243,813	12.20	to	12.80	3,100,720	1.45%	to	2.00%	1.13%	-3.29%	to	-2.75%
	2012	316,796	12.61	to	13.16	4,143,641	1.45%	to	2.00%	1.04%	14.81%	to	15.45%
	2011	339,289	10.99	to	11.40	3,847,200	1.45%	to	2.00%	1.33%	6.72%	to	7.31%
Davis Value Portfolio	2015	3,026,152	$14.58	to	$15.47	$46,715,555	1.45%	to	2.00%	0.74%	-0.43%	to	0.12%
	2014	3,525,875	14.64	to	15.45	54,371,376	1.45%	to	2.00%	0.89%	3.95%	to	4.52%
	2013	4,155,682	13.84	to	14.78	61,309,555	1.45%	to	2.20%	0.83%	30.51%	to	31.49%
	2012	5,013,012	10.61	to	11.24	56,258,310	1.45%	to	2.20%	1.64%	10.60%	to	11.44%
	2011	5,392,701	9.59	to	10.09	54,313,816	1.45%	to	2.20%	0.86%	-6.27%	to	-5.56%
Wells Fargo VT International Equity Fund Class 2 (formerly Wells Fargo Advantage VT International Equity Fund Class 2)	2015	13,909,740	$13.00	to	$15.80	$217,979,268	1.30%	to	2.05%	3.78%	-0.28%	to	0.48%
	2014	14,997,304	13.04	to	15.73	234,142,726	1.30%	to	2.05%	2.69%	-7.29%	to	-6.58%
	2013	13,534,559	14.06	to	16.84	226,452,004	1.30%	to	2.05%	2.11%	17.08%	to	17.97%
	2012	14,382,065	12.01	to	14.27	204,218,238	1.30%	to	2.05%	1.39%	11.16%	to	12.00%
	2011	10,154,799	10.81	to	12.74	128,851,237	1.30%	to	2.05%	0.10%	-14.69%	to	-14.04%
Wells Fargo VT Small Cap Value Fund Class 2 (formerly Wells Fargo Advantage VT Small Cap Value Fund Class 2)	2015	12,286	$12.30	to	$18.09	$215,606	1.30%	to	2.05%	0.24%	-12.46%	to	-11.80%
	2014	14,376	14.05	to	20.51	273,154	1.30%	to	2.05%	0.34%	2.32%	to	3.10%
	2013	14,860	13.73	to	19.89	275,268	1.30%	to	2.05%	0.71%	12.41%	to	13.26%
	2012	13,529	12.22	to	17.56	220,604	1.30%	to	2.05%	0.99%	11.66%	to	12.51%
	2011	6,628	10.94	to	15.61	101,006	1.30%	to	2.05%	0.61%	-9.16%	to	-8.47%
Fidelity VIP Balanced Portfolio Service Class 2	2015	224,748	$15.88	to	$17.37	$3,874,042	1.45%	to	2.20%	1.23%	-1.83%	to	-1.09%
	2014	279,268	16.63	to	17.56	4,871,778	1.45%	to	2.00%	1.29%	7.83%	to	8.42%
	2013	297,393	15.42	to	16.20	4,786,939	1.45%	to	2.00%	1.31%	16.91%	to	17.55%
	2012	314,406	13.19	to	13.78	4,307,180	1.45%	to	2.00%	1.42%	12.53%	to	13.15%
	2011	371,921	11.72	to	12.18	4,509,415	1.45%	to	2.00%	1.35%	-5.74%	to	-5.22%
Fidelity VIP Contrafund Portfolio Service Class 2	2015	24,749,023	$19.92	to	$26.12	$518,238,702	1.30%	to	2.20%	0.81%	-1.78%	to	-0.89%
	2014	24,226,790	15.03	to	26.35	527,316,425	1.30%	to	2.15%	0.73%	9.26%	to	10.20%
	2013	24,584,227	18.57	to	23.91	502,081,956	1.30%	to	2.20%	0.84%	28.09%	to	29.25%
	2012	24,255,984	14.50	to	18.50	398,331,959	1.30%	to	2.20%	1.23%	13.59%	to	14.63%
	2011	19,741,963	12.76	to	16.14	290,492,812	1.30%	to	2.20%	0.90%	-4.91%	to	-4.05%

B-79

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Fidelity VIP Equity-Income Portfolio Service Class 2	2015	1,253,592	$14.34	to	$15.69	$19,559,161	1.45%	to	2.20%	2.90%	-6.33%	to	-5.63%
	2014	1,362,045	15.31	to	16.62	22,518,263	1.45%	to	2.20%	2.48%	6.11%	to	6.91%
	2013	1,611,682	14.43	to	15.55	24,931,887	1.45%	to	2.20%	2.21%	25.03%	to	25.97%
	2012	1,888,451	11.54	to	12.34	23,203,106	1.45%	to	2.20%	2.82%	14.49%	to	15.35%
	2011	2,181,477	10.08	to	10.70	23,231,281	1.45%	to	2.20%	2.27%	-1.55%	to	-0.80%
Fidelity VIP Growth Portfolio Service Class 2	2015	135,519	$17.88	to	$18.51	$2,435,887	1.45%	to	2.00%	0.03%	4.78%	to	5.35%
	2014	146,808	16.97	to	17.66	2,492,690	1.45%	to	2.00%	0.00%	8.80%	to	9.40%
	2013	139,419	15.51	to	16.23	2,174,741	1.45%	to	2.00%	0.05%	33.29%	to	34.03%
	2012	160,164	11.57	to	12.18	1,863,505	1.45%	to	2.00%	0.35%	12.12%	to	12.74%
	2011	177,191	10.27	to	10.86	1,827,299	1.45%	to	2.00%	0.12%	-2.02%	to	-1.48%
Fidelity VIP Investment Grade Bond Portfolio Service Class 2	2015	5,229,295	$10.57	to	$13.03	$69,252,685	1.30%	to	2.05%	2.31%	-2.88%	to	-2.14%
	2014	5,924,921	10.88	to	13.32	80,296,736	1.30%	to	2.05%	1.90%	3.46%	to	4.24%
	2013	6,639,957	10.52	to	12.78	86,469,680	1.30%	to	2.05%	2.25%	-4.07%	to	-3.34%
	2012	6,202,863	10.96	to	13.22	83,683,726	1.30%	to	2.05%	2.14%	3.44%	to	4.23%
	2011	6,275,463	10.60	to	12.68	81,407,235	1.30%	to	2.05%	2.94%	4.85%	to	5.64%
Fidelity VIP Mid Cap Portfolio Service Class 2	2015	9,451,697	$16.18	to	$25.11	$231,234,872	1.30%	to	2.30%	0.25%	-3.88%	to	-2.91%
	2014	10,197,269	16.83	to	25.86	257,231,116	1.30%	to	2.30%	0.02%	3.61%	to	4.65%
	2013	10,857,193	16.25	to	24.71	261,861,424	1.30%	to	2.30%	0.27%	32.76%	to	34.10%
	2012	12,376,223	12.24	to	18.42	223,101,783	1.30%	to	2.30%	0.42%	11.93%	to	13.07%
	2011	10,434,430	10.93	to	16.30	166,237,701	1.30%	to	2.30%	0.03%	-12.89%	to	-12.01%
Fidelity VIP Overseas Portfolio Service Class 2	2015	15,907	$14.05	to	$18.22	$282,785	1.30%	to	2.30%	1.13%	0.93%	to	1.95%
	2014	18,005	13.92	to	17.87	317,094	1.30%	to	2.30%	1.11%	-10.40%	to	-9.49%
	2013	16,885	15.54	to	19.74	328,444	1.30%	to	2.30%	1.11%	27.19%	to	28.47%
	2012	19,212	12.22	to	15.37	289,739	1.30%	to	2.30%	1.77%	17.62%	to	18.81%
	2011	17,318	10.39	to	12.94	221,791	1.30%	to	2.30%	1.22%	-19.23%	to	-18.41%
Fidelity VIP Government Money Market Portfolio Service Class 2(7)(9)	2015	1,850,002	$9.84	to	$9.91	$18,299,018	1.00%	to	2.30%	0.01%	-1.59%	to	-0.90%
Fidelity VIP Growth Opportunities Portfolio Service Class 2(5)	2015	847,218	$13.31	to	$13.67	$11,492,789	1.00%	to	2.05%	0.00%	3.18%	to	4.29%
	2014	211,294	12.90	to	13.11	2,757,502	1.00%	to	2.05%	0.00%	9.65%	to	10.83%
	2013	—	—		—	—	—		—	—	—		—
Templen Global Bond VIP Fund Class 2	2015	731,145	$10.97	to	$13.80	$8,900,889	1.30%	to	2.30%	7.82%	-6.49%	to	-5.55%
	2014	731,345	11.73	to	14.61	9,537,905	1.30%	to	2.30%	5.14%	-0.50%	to	0.51%
	2013	637,899	11.79	to	14.54	8,600,023	1.30%	to	2.30%	4.75%	-0.70%	to	0.31%
	2012	501,332	11.87	to	14.49	6,989,934	1.30%	to	2.30%	6.29%	12.43%	to	13.57%
	2011	425,059	10.56	to	12.76	5,278,735	1.30%	to	2.30%	5.16%	-3.14%	to	-2.16%
Templen Growth VIP Fund Class 2	2015	302,510	$14.56	to	$19.13	$4,371,183	1.30%	to	2.05%	2.64%	-8.40%	to	-7.70%
	2014	372,367	15.89	to	20.72	5,842,344	1.30%	to	2.05%	1.37%	-4.80%	to	-4.08%
	2013	457,066	16.69	to	21.61	7,433,641	1.30%	to	2.05%	2.68%	28.15%	to	29.12%
	2012	529,286	13.03	to	16.73	6,665,531	1.30%	to	2.05%	2.02%	18.59%	to	19.49%
	2011	584,960	10.98	to	14.00	6,113,033	1.30%	to	2.05%	1.33%	-8.88%	to	-8.18%
Templen Foreign VIP Fund Class 2(4)	2015	8,370,186	$14.04	to	$14.43	$120,447,598	1.40%	to	2.15%	2.93%	-8.50%	to	-7.80%
	2014	5,437,717	15.34	to	15.65	84,907,303	1.40%	to	2.15%	1.77%	-13.04%	to	-12.38%
	2013	3,181,575	17.64	to	17.86	56,750,746	1.40%	to	2.15%	2.26%	20.34%	to	21.25%
	2012	1,665,256	14.66	to	14.73	24,516,188	1.40%	to	2.15%	0.04%	24.61%	to	25.15%
Franklin Income VIP Fund Class 2	2015	297,468	$12.72	to	$18.31	$5,132,373	1.30%	to	2.30%	4.59%	-9.18%	to	-8.26%
	2014	308,165	14.00	to	19.96	5,789,954	1.30%	to	2.30%	5.06%	2.22%	to	3.26%
	2013	304,996	13.70	to	19.33	5,535,070	1.30%	to	2.30%	6.27%	11.33%	to	12.46%
	2012	275,017	12.30	to	17.19	4,433,580	1.30%	to	2.30%	6.58%	10.07%	to	11.18%
	2011	239,800	11.18	to	15.46	3,489,298	1.30%	to	2.30%	5.79%	0.04%	to	1.05%
Franklin Mutual Shares VIP Fund Class 2	2015	170,404	$15.37	to	$20.04	$3,046,263	1.30%	to	2.05%	3.11%	-6.88%	to	-6.17%
	2014	173,069	16.51	to	21.36	3,304,555	1.30%	to	2.05%	1.99%	4.93%	to	5.73%
	2013	176,303	15.73	to	20.20	3,171,049	1.30%	to	2.05%	2.11%	25.64%	to	26.59%
	2012	170,366	12.52	to	15.96	2,422,055	1.30%	to	2.05%	2.21%	11.90%	to	12.76%
	2011	135,410	11.19	to	14.15	1,739,717	1.30%	to	2.05%	2.96%	-3.06%	to	-2.33%

B-80

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Franklin U.S. Government Securities VIP Fund Class 2	2015	27,545,334	$9.47	to	$10.85	$285,923,819	1.30%	to	2.15%	2.50%	-1.68%	to	-0.83%
	2014	25,559,996	9.63	to	10.94	269,857,838	1.30%	to	2.15%	2.66%	1.17%	to	2.04%
	2013	22,937,218	9.52	to	10.72	239,244,408	1.30%	to	2.15%	2.75%	-4.33%	to	-3.51%
	2012	18,130,883	9.96	to	11.11	198,074,022	1.30%	to	2.15%	2.63%	-0.45%	to	0.56%
	2011	11,561,353	10.32	to	11.05	127,185,173	1.30%	to	2.05%	3.17%	3.52%	to	4.31%
Franklin Rising Dividends VIP Fund Class 2	2015	844,435	$16.56	to	$18.12	$15,129,219	1.45%	to	2.20%	1.44%	-5.76%	to	-5.05%
	2014	1,054,856	17.57	to	19.08	19,930,109	1.45%	to	2.20%	1.34%	6.35%	to	7.15%
	2013	1,425,959	16.52	to	17.81	25,195,156	1.45%	to	2.20%	1.56%	26.85%	to	27.81%
	2012	1,647,531	13.03	to	13.93	22,791,754	1.45%	to	2.20%	1.63%	9.51%	to	10.33%
	2011	1,793,574	11.90	to	12.63	22,502,225	1.45%	to	2.20%	1.50%	3.68%	to	4.46%
Franklin Small Cap Value VIP Fund Class 2	2015	4,055,365	$16.97	to	$24.59	$91,924,463	1.30%	to	2.30%	0.63%	-9.51%	to	-8.59%
	2014	4,166,358	18.75	to	26.90	102,956,163	1.30%	to	2.30%	0.61%	-1.73%	to	-0.74%
	2013	4,259,105	19.08	to	27.10	105,822,044	1.30%	to	2.30%	1.33%	33.12%	to	34.47%
	2012	5,104,724	14.33	to	20.16	94,256,213	1.30%	to	2.30%	0.80%	15.67%	to	16.84%
	2011	4,758,563	12.39	to	17.25	74,043,169	1.30%	to	2.30%	0.68%	-5.96%	to	-5.01%
Franklin Growth & Income VIP Fund Class 2(5)	2015	1,169,369	$11.75	to	$12.06	$13,977,894	1.00%	to	2.05%	2.83%	-2.94%	to	-1.90%
	2014	297,507	12.10	to	12.30	3,640,029	1.00%	to	2.05%	1.15%	6.90%	to	8.04%
	2013	—	—		—	—	—		—	—	—		—
MFS Total Return Bond Series Service Class (formerly MFS Research Bond Series Service Class)	2015	9,666,177	$10.01	to	$10.66	$100,992,958	1.30%	to	2.15%	3.29%	-2.71%	to	-1.87%
	2014	8,200,358	10.29	to	10.86	87,806,076	1.30%	to	2.15%	2.79%	3.36%	to	4.25%
	2013	6,875,481	9.95	to	10.42	71,095,013	1.30%	to	2.15%	1.18%	-3.40%	to	-2.57%
	2012	4,835,777	10.30	to	10.70	51,933,636	1.30%	to	2.15%	2.97%	3.05%	to	5.66%
	2011	961,526	10.10	to	10.12	10,506,178	1.30%	to	2.05%	2.26%	1.05%	to	1.24%
MFS Core Equity Portfolio Service Class (formerly MFS Core Equity Series Service Class)	2015	15,727	$17.46	to	$18.29	$287,306	1.45%	to	1.75%	0.96%	-2.16%	to	-1.87%
	2014	17,984	17.85	to	18.63	334,774	1.45%	to	1.75%	0.54%	9.04%	to	9.36%
	2013	20,085	16.37	to	17.04	341,689	1.45%	to	1.75%	0.78%	31.89%	to	32.28%
	2012	21,739	12.41	to	12.88	279,579	1.45%	to	1.75%	0.49%	13.92%	to	14.26%
	2011	21,291	10.90	to	11.27	239,661	1.45%	to	1.75%	0.69%	-3.00%	to	-2.71%
MFS Growth Series Service Class	2015	127,194	$20.59	to	$28.32	$3,175,955	1.30%	to	2.30%	0.00%	4.85%	to	5.91%
	2014	108,884	19.64	to	26.74	2,492,725	1.30%	to	2.30%	0.00%	6.20%	to	7.27%
	2013	116,373	18.49	to	24.92	2,476,908	1.30%	to	2.30%	0.12%	33.37%	to	34.72%
	2012	127,483	13.87	to	18.50	1,985,323	1.30%	to	2.30%	0.00%	14.39%	to	15.55%
	2011	127,575	12.12	to	16.01	1,730,783	1.30%	to	2.30%	0.02%	-2.83%	to	-1.85%
MFS Investors Trust Series Service Class	2015	32,565	$17.63	to	$19.18	$621,801	1.45%	to	1.75%	0.65%	-1.79%	to	-1.50%
	2014	42,139	17.52	to	19.48	816,496	1.45%	to	2.00%	0.79%	8.51%	to	9.11%
	2013	56,613	16.15	to	17.85	1,006,251	1.45%	to	2.00%	0.95%	29.12%	to	29.83%
	2012	64,325	12.51	to	13.75	880,633	1.45%	to	2.00%	0.75%	16.46%	to	17.11%
	2011	66,141	10.74	to	11.74	773,737	1.45%	to	2.00%	0.76%	-4.36%	to	-3.83%
MFS New Discovery Series Service Class(8)	2015	1,565,971	$21.03	to	$21.61	$33,564,333	1.40%	to	2.15%	0.00%	-4.24%	to	-3.52%
	2014	1,167,687	17.92	to	18.93	25,772,303	1.40%	to	2.15%	0.00%	-9.29%	to	-8.84%
	2013	133,145	19.27	to	20.76	2,846,991	1.45%	to	2.20%	0.00%	38.13%	to	39.17%
	2012	122,067	13.95	to	14.92	1,891,562	1.45%	to	2.20%	0.00%	18.25%	to	19.14%
	2011	124,890	11.80	to	12.52	1,626,407	1.45%	to	2.20%	0.00%	-12.45%	to	-11.79%
MFS Strategic Income Portfolio Service Class	2015	31,021	$13.21	to	$14.02	$433,300	1.45%	to	1.95%	5.20%	-3.96%	to	-3.48%
	2014	42,385	13.75	to	14.53	613,517	1.45%	to	1.95%	2.67%	0.99%	to	1.49%
	2013	73,430	13.28	to	14.32	1,047,497	1.45%	to	2.20%	10.65%	-0.96%	to	-0.22%
	2012	99,786	13.41	to	14.35	1,428,240	1.45%	to	2.20%	5.48%	8.18%	to	9.00%
	2011	108,709	12.40	to	13.16	1,425,243	1.45%	to	2.20%	5.53%	2.25%	to	3.02%
MFS Total Return Series Service Class	2015	724,763	$14.35	to	$15.70	$11,275,546	1.45%	to	2.20%	2.28%	-2.75%	to	-2.02%
	2014	883,914	14.76	to	16.02	14,043,387	1.45%	to	2.20%	1.66%	5.87%	to	6.67%
	2013	1,149,595	13.94	to	15.02	17,147,537	1.45%	to	2.20%	1.62%	16.14%	to	17.02%
	2012	1,310,038	12.00	to	12.84	16,700,972	1.45%	to	2.20%	2.50%	8.50%	to	9.32%
	2011	1,523,299	11.06	to	11.74	17,757,927	1.45%	to	2.20%	2.35%	-0.64%	to	0.11%

B-81

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
MFS Utilities Series Service Class	2015	5,188,134	$12.01	to	$19.86	$86,452,258	1.30%	to	2.15%	4.13%	-16.58%	to	-15.87%
	2014	4,400,070	14.40	to	23.60	88,416,966	1.30%	to	2.15%	1.93%	10.06%	to	11.00%
	2013	4,119,789	13.08	to	21.26	77,699,797	1.30%	to	2.15%	2.17%	17.64%	to	18.65%
	2012	3,620,735	11.12	to	17.92	60,718,370	1.30%	to	2.15%	6.55%	11.21%	to	11.74%
	2011	2,409,741	12.68	to	16.04	38,396,494	1.30%	to	2.05%	3.17%	4.33%	to	5.12%
MFS Value Series Service Class	2015	53,903	$18.31	to	$23.15	$1,161,006	1.30%	to	2.05%	2.10%	-2.96%	to	-2.22%
	2014	54,424	18.87	to	23.68	1,202,273	1.30%	to	2.05%	1.40%	7.95%	to	8.77%
	2013	63,611	17.48	to	21.77	1,303,258	1.30%	to	2.05%	1.06%	32.83%	to	33.83%
	2012	54,541	13.16	to	16.26	833,554	1.30%	to	2.05%	1.47%	13.51%	to	14.37%
	2011	49,957	11.59	to	14.22	679,811	1.30%	to	2.05%	1.49%	-2.50%	to	-1.76%
MFS Technology Portfolio Service Class(4)	2015	2,159,542	$11.70	to	$12.02	$25,882,086	1.40%	to	2.15%	0.00%	8.16%	to	8.98%
	2014	2,202,438	10.81	to	11.03	24,238,887	1.40%	to	2.15%	0.00%	8.04%	to	8.86%
	2013	1,574,466	10.01	to	10.13	15,933,171	1.40%	to	2.15%	0.00%	31.84%	to	32.84%
	2012	828,794	7.59	to	7.63	6,318,445	1.40%	to	2.15%	0.00%	9.59%	to	10.07%
MFS New Discovery Portfolio Service Class(4)(8)	2015	—	$—		$—	$—	—		—	—	—		—
	2014	—	—		—	—	—		—	—	—		—
	2013	640,152	24.25	to	24.55	15,696,108	1.40%	to	2.15%	0.00%	38.05%	to	39.10%
	2012	354,994	17.57	to	17.65	6,262,296	1.40%	to	2.15%	0.00%	17.08%	to	17.59%
MFS International Value Portfolio Service Class(5)	2015	434,063	$11.48	to	$11.79	$5,071,134	1.00%	to	2.05%	2.21%	4.14%	to	5.26%
	2014	110,416	11.03	to	11.20	1,231,551	1.00%	to	2.00%	2.33%	-0.89%	to	0.12%
	2013	—	—		—	—	—		—	—	—		—
MFS Blended Research Core Equity Portfolio Service Class(7)	2015	2,806,600	$9.62	to	$9.64	$27,047,462	1.40%	to	1.75%	2.13%	-3.84%	to	-3.61%
Oppenheimer Capital Appreciation Fund/VA Service Class	2015	3,452,198	$19.08	to	$26.00	$88,886,050	1.30%	to	2.05%	0.00%	1.16%	to	1.93%
	2014	3,828,972	18.86	to	25.51	96,823,830	1.30%	to	2.05%	0.19%	12.78%	to	13.63%
	2013	4,371,047	16.73	to	22.45	97,400,168	1.30%	to	2.05%	0.74%	26.78%	to	27.75%
	2012	4,727,867	13.19	to	17.57	82,586,656	1.30%	to	2.05%	0.39%	11.48%	to	12.32%
	2011	4,890,352	11.83	to	15.65	76,160,176	1.30%	to	2.05%	0.10%	-3.39%	to	-2.66%
Oppenheimer International Growth Fund/VA Service Class	2015	366,791	$10.60	to	$10.89	$4,614,916	1.00%	to	2.05%	0.87%	0.99%	to	2.08%
	2014	186,807	10.67	to	14.77	2,667,046	1.00%	to	2.05%	0.89%	-9.05%	to	-8.08%
	2013	65,923	16.25	to	23.36	1,442,123	1.30%	to	2.05%	1.07%	23.14%	to	24.08%
	2012	66,611	13.19	to	18.82	1,172,342	1.30%	to	2.05%	1.26%	19.19%	to	20.10%
	2011	56,612	11.07	to	15.67	832,337	1.30%	to	2.05%	0.64%	-9.50%	to	-8.81%
Oppenheimer Main Street Small Cap Fund/VA Service Class	2015	9,820,343	$18.75	to	$29.30	$217,433,281	1.30%	to	2.30%	0.63%	-8.24%	to	-7.31%
	2014	8,472,725	20.43	to	31.62	214,458,768	1.30%	to	2.30%	0.63%	9.10%	to	10.20%
	2013	7,774,495	18.73	to	28.69	188,902,323	1.30%	to	2.30%	0.70%	37.41%	to	38.80%
	2012	7,757,161	13.63	to	20.67	145,964,487	1.30%	to	2.30%	0.33%	14.97%	to	16.14%
	2011	4,916,695	11.85	to	17.80	87,075,391	1.30%	to	2.30%	0.33%	-4.62%	to	-3.65%
Oppenheimer Global Strategic Income Fund/VA Service Class	2015	25,137,865	$10.02	to	$14.23	$323,208,207	1.30%	to	2.15%	5.40%	-4.58%	to	-3.76%
	2014	23,031,828	10.50	to	14.78	314,696,385	1.30%	to	2.15%	3.87%	0.30%	to	1.16%
	2013	21,210,065	10.47	to	14.61	292,268,359	1.30%	to	2.15%	4.51%	-2.50%	to	-1.66%
	2012	17,409,428	10.74	to	14.86	250,260,062	1.30%	to	2.15%	5.59%	7.40%	to	11.67%
	2011	13,469,913	10.66	to	13.31	178,483,072	1.30%	to	2.05%	2.39%	-1.41%	to	-0.66%
PIMCO Low Duration Portfolio Advisor Class	2015	216,914	$9.83	to	$11.65	$2,469,904	1.30%	to	2.05%	3.24%	-1.83%	to	-1.08%
	2014	246,884	10.01	to	11.78	2,848,484	1.30%	to	2.05%	1.02%	-1.31%	to	-0.56%
	2013	298,436	10.15	to	11.84	3,474,826	1.30%	to	2.05%	1.35%	-2.27%	to	-1.53%
	2012	288,693	10.38	to	12.03	3,420,427	1.30%	to	2.05%	1.79%	3.58%	to	4.37%
	2011	241,604	10.02	to	11.52	2,750,615	1.30%	to	2.05%	1.57%	-1.06%	to	-0.31%
PIMCO Real Return Portfolio Advisor Class	2015	181,788	$9.97	to	$12.74	$2,227,825	1.30%	to	2.30%	3.71%	-5.03%	to	-4.07%
	2014	213,050	10.50	to	13.28	2,732,397	1.30%	to	2.30%	1.30%	0.64%	to	1.66%
	2013	245,515	10.43	to	13.06	3,110,889	1.30%	to	2.30%	1.25%	-11.38%	to	-10.49%
	2012	309,408	11.77	to	14.59	4,395,331	1.30%	to	2.30%	0.98%	6.16%	to	7.24%
	2011	216,469	11.09	to	13.61	2,875,315	1.30%	to	2.30%	1.89%	9.02%	to	10.12%

B-82

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
PIMCO Total Return Portfolio Advisor Class
	2015	48,688,308	$10.47	to	$12.90	$566,325,510	1.30%	to	2.30%	4.88%	-1.95%	to	-0.96%
	2014	47,577,236	10.68	to	13.03	563,647,866	1.30%	to	2.30%	2.15%	1.79%	to	2.82%
	2013	40,380,571	10.49	to	12.67	475,557,218	1.30%	to	2.30%	2.13%	-4.30%	to	-3.33%
	2012	29,423,799	10.97	to	13.11	370,012,386	1.30%	to	2.30%	2.46%	6.98%	to	8.07%
	2011	16,209,974	10.25	to	12.13	195,549,030	1.30%	to	2.30%	2.55%	1.14%	to	2.16%
PIMCO VIT Global Multi-Asset Managed Volatility Portfolio Advisor Class(5)	2015	98,189	$9.87	to	$10.14	$988,655	1.00%	to	2.05%	1.99%	-3.30%	to	-2.27%
	2014	31,339	10.27	to	10.38	323,986	1.00%	to	1.70%	6.23%	3.08%	to	3.82%
	2013	—	—		—	—	—		—	—	—		—
PIMCO VIT Unconstrained Bond Portfolio Advisor Class(5)	2015	106,840	$9.50	to	$9.74	$1,030,673	1.00%	to	2.00%	4.52%	-3.74%	to	-2.76%
	2014	42,523	9.87	to	10.02	422,533	1.00%	to	2.00%	1.20%	0.89%	to	1.92%
	2013	—	—		—	—	—		—	—	—		—
Pioneer Disciplined Value VCT Portfolio Class II	2015	12,015,558	$15.08	to	$17.94	$213,740,946	1.30%	to	2.05%	0.74%	-7.39%	to	-6.69%
	2014	12,257,363	16.29	to	19.23	233,929,161	1.30%	to	2.05%	1.10%	7.37%	to	8.18%
	2013	13,113,773	15.17	to	17.77	231,601,866	1.30%	to	2.05%	1.50%	25.97%	to	26.92%
	2012	13,836,313	12.04	to	14.00	192,762,698	1.30%	to	2.05%	1.02%	8.33%	to	9.16%
	2011	11,067,568	11.12	to	12.83	141,393,346	1.30%	to	2.05%	0.71%	-5.63%	to	-4.92%
Pioneer Equity Income VCT Portfolio Class II	2015	10,553,098	$18.22	to	$22.86	$157,950,595	1.30%	to	2.30%	1.93%	-2.07%	to	-1.08%
	2014	7,674,043	18.61	to	23.11	116,331,774	1.30%	to	2.30%	2.83%	10.18%	to	11.30%
	2013	5,444,618	16.89	to	20.76	74,389,714	1.30%	to	2.30%	2.44%	25.89%	to	27.16%
	2012	2,887,098	13.41	to	16.33	31,103,228	1.30%	to	2.30%	7.12%	7.45%	to	8.54%
	2011	17,963	12.48	to	15.04	254,670	1.30%	to	2.30%	2.22%	3.35%	to	4.40%
Pioneer Fund VCT Portfolio Class II	2015	2,617	$17.35	to	$22.09	$55,188	1.30%	to	2.05%	0.76%	-2.41%	to	-1.67%
	2014	5,570	17.78	to	22.47	108,937	1.30%	to	2.05%	1.02%	8.52%	to	9.34%
	2013	2,511	16.39	to	20.55	49,222	1.30%	to	2.05%	1.04%	30.27%	to	31.26%
	2012	2,190	12.58	to	15.66	32,486	1.30%	to	2.05%	1.20%	7.70%	to	8.52%
	2011	4,189	11.68	to	14.43	53,273	1.30%	to	2.05%	1.39%	-6.50%	to	-5.79%
Pioneer Mid Cap Value VCT Portfolio Class II	2015	8,246,654	$16.24	to	$21.56	$176,331,100	1.30%	to	2.30%	0.55%	-8.50%	to	-7.57%
	2014	8,481,034	17.75	to	23.33	196,386,650	1.30%	to	2.30%	0.65%	12.17%	to	13.31%
	2013	9,244,443	15.82	to	20.59	189,145,081	1.30%	to	2.30%	0.75%	29.72%	to	31.03%
	2012	10,320,081	12.20	to	15.71	161,334,679	1.30%	to	2.30%	0.86%	8.28%	to	9.38%
	2011	7,753,233	11.26	to	14.37	110,914,940	1.30%	to	2.30%	0.62%	-8.00%	to	-7.06%
Pioneer Bond VCT Portfolio Class II(5)	2015	2,719,533	$10.23	to	$10.50	$27,107,672	1.00%	to	2.05%	2.42%	-1.97%	to	-0.92%
	2014	196,921	10.43	to	10.60	2,076,616	1.00%	to	2.05%	2.93%	3.63%	to	4.74%
	2013	—	—		—	—	—		—	—	—		—
American Century VP Mid Cap Value Fund Class II(4)	2015	5,280,039	$12.50	to	$20.38	$105,193,903	1.00%	to	2.15%	1.49%	-3.69%	to	-2.56%
	2014	3,597,679	12.83	to	21.16	75,748,637	1.00%	to	2.15%	1.04%	13.75%	to	15.08%
	2013	2,440,544	18.60	to	18.82	45,890,758	1.40%	to	2.15%	1.11%	27.12%	to	28.08%
	2012	1,311,816	14.63	to	14.70	19,273,105	1.40%	to	2.15%	2.32%	13.99%	to	14.49%
American Century VP Inflation Protection Fund Class II(5)	2015	477,942	$9.41	to	$9.67	$4,579,502	1.00%	to	2.05%	1.62%	-4.47%	to	-3.44%
	2014	209,152	9.85	to	10.01	2,081,355	1.00%	to	2.05%	1.44%	1.18%	to	2.27%
	2013	—	—		—	—	—		—	—	—		—
Dreyfus Appreciation Portfolio Service Class(4)	2015	1,217,339	$48.04	to	$49.36	$59,916,192	1.40%	to	2.15%	1.48%	-4.80%	to	-4.08%
	2014	1,097,168	50.46	to	51.45	56,340,596	1.40%	to	2.15%	1.67%	5.52%	to	6.32%
	2013	767,263	47.82	to	48.40	37,093,736	1.40%	to	2.15%	1.81%	18.24%	to	19.13%
	2012	371,673	40.44	to	40.62	15,093,885	1.40%	to	2.15%	2.82%	8.40%	to	8.87%
Ivy Funds VIP Mid Cap Growth Fund(4)	2015	8,567,886	$10.43	to	$10.72	$91,551,483	1.40%	to	2.15%	0.00%	-7.80%	to	-7.10%
	2014	5,942,586	11.31	to	11.54	68,387,293	1.40%	to	2.15%	0.00%	5.56%	to	6.36%
	2013	3,961,211	10.72	to	10.85	42,914,679	1.40%	to	2.15%	0.00%	27.15%	to	28.12%
	2012	2,044,764	8.43	to	8.47	17,305,970	1.40%	to	2.15%	0.00%	13.45%	to	13.94%
Ivy Funds VIP Global Bond Fund(5)	2015	339,352	$9.53	to	$9.78	$3,289,588	1.00%	to	2.05%	2.49%	-4.65%	to	-3.63%
	2014	87,884	10.00	to	10.15	887,655	1.00%	to	2.00%	0.90%	-1.82%	to	-0.82%
	2013	—	—		—	—	—		—	—	—		—

B-83

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Ivy Funds VIP High Income Fund(5)	2015	407,419	$9.61	to	$9.87	$3,985,414	1.00%	to	2.05%	4.76%	-8.42%	to	-7.44%
	2014	194,762	10.49	to	10.66	2,063,326	1.00%	to	2.05%	1.65%	-0.18%	to	0.89%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Equity Income Fund Class IB(4)	2015	4,815,996	$21.04	to	$21.62	$103,842,408	1.40%	to	2.15%	1.43%	-5.12%	to	-4.40%
	2014	3,387,913	22.17	to	22.61	76,446,338	1.40%	to	2.15%	1.56%	10.25%	to	11.08%
	2013	2,447,855	20.11	to	20.35	49,771,321	1.40%	to	2.15%	1.58%	29.58%	to	30.56%
	2012	1,323,727	15.52	to	15.59	20,629,829	1.40%	to	2.15%	0.00%	19.80%	to	20.32%
Putnam VT Absolute Return 500 Fund Class IB(5)	2015	129,597	$10.06	to	$10.33	$1,325,172	1.00%	to	2.05%	0.06%	-2.58%	to	-1.53%
	2014	18,089	10.33	to	10.49	189,172	1.00%	to	2.00%	0.00%	1.78%	to	2.82%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Small Cap Value Fund Class IB(5)	2015	233,009	$11.04	to	$11.34	$2,619,225	1.00%	to	2.05%	0.60%	-6.20%	to	-5.20%
	2014	95,889	11.77	to	11.96	1,141,786	1.00%	to	2.05%	0.03%	1.31%	to	2.40%
	2013	—	—		—	—	—		—	—	—		—
Putnam VT Investors Fund Class IB(7)	2015	2,973,680	$9.35	to	$9.38	$27,875,549	1.40%	to	1.75%	0.00%	-6.47%	to	-6.24%
ALPS/Alerian Energy Infrastructure Portfolio Class III(5)	2015	167,892	$7.38	to	$7.58	$1,262,873	1.00%	to	2.05%	1.07%	-39.20%	to	-38.54%
	2014	65,285	12.15	to	12.34	801,521	1.00%	to	2.00%	0.29%	9.67%	to	10.79%
	2013	—	—		—	—	—		—	—	—		—
ALPS/Red Rocks Listed Private Equity Portfolio Class III(6)	2015	124,718	$9.46	to	$9.54	$1,186,917	1.00%	to	2.00%	0.26%	-5.45%	to	-4.58%
Deutsche Alternative Asset Allocation VIP Class B(5)	2015	45,993	$9.41	to	$9.66	$441,679	1.00%	to	2.05%	2.25%	-8.46%	to	-7.48%
	2014	23,271	10.39	to	10.44	242,318	1.00%	to	1.35%	0.45%	1.84%	to	2.20%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Enterprise Portfolio Service Shares(5)	2015	354,420	$12.86	to	$13.20	$4,646,655	1.00%	to	2.05%	0.82%	1.64%	to	2.73%
	2014	151,513	12.65	to	12.85	1,939,485	1.00%	to	2.05%	0.03%	9.94%	to	11.12%
	2013	—	—		—	—	—		—	—	—		—
Janus Aspen Global Technology Portfolio Service Shares(5)	2015	123,545	$13.37	to	$13.73	$1,682,436	1.00%	to	2.05%	0.45%	2.50%	to	3.60%
	2014	22,943	13.06	to	13.25	302,546	1.00%	to	1.95%	0.00%	7.22%	to	8.25%
	2013	—	—		—	—	—		—	—	—		—
Lazard Retirement Global Dynamic Multi-Asset Portfolio Service Shares(5)	2015	408,243	$10.93	to	$11.22	$4,543,588	1.00%	to	2.05%	0.00%	-2.49%	to	-1.44%
	2014	25,868	11.26	to	11.39	293,401	1.00%	to	1.70%	1.18%	0.95%	to	1.67%
	2013	—	—		—	—	—		—	—	—		—
ClearBridge Variable Small Cap Growth Portfolio Class II(5)	2015	276,769	$11.45	to	$11.76	$3,225,605	1.00%	to	2.05%	0.00%	-6.55%	to	-5.55%
	2014	94,235	12.25	to	12.45	1,167,276	1.00%	to	2.05%	0.00%	1.66%	to	2.75%
	2013	—	—		—	—	—		—	—	—		—
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio Class II(5)	2015	94,534	$10.49	to	$10.76	$1,010,416	1.00%	to	2.00%	1.65%	-7.33%	to	-6.39%
	2014	18,151	11.37	to	11.50	207,815	1.00%	to	1.70%	2.76%	4.57%	to	5.31%
	2013	—	—		—	—	—		—	—	—		—
Western Asset Core Plus VIT Portfolio Class II(7)	2015	1,694,910	$9.68	to	$9.70	$16,443,134	1.40%	to	1.75%	3.54%	-3.20%	to	-2.97%
The Merger Fund VL(5)	2015	172,787	$9.83	to	$10.09	$1,730,843	1.00%	to	2.05%	4.04%	-2.94%	to	-1.90%
	2014	43,600	10.12	to	10.29	446,358	1.00%	to	2.05%	3.44%	-0.70%	to	0.36%
	2013	—	—		—	—	—		—	—	—		—
Mariner Managed Futures Strategy Portfolio Class II(5)	2015	88,302	$9.58	to	$9.84	$862,418	1.00%	to	2.05%	9.35%	-8.54%	to	-7.56%
	2014	31,572	10.48	to	10.65	334,695	1.00%	to	2.00%	0.00%	5.39%	to	6.46%
	2013	—	—		—	—	—		—	—	—		—
Guggenheim VT Multi-Hedge Strategies Fund(5)	2015	53,918	$10.13	to	$10.40	$556,345	1.00%	to	2.05%	0.65%	-0.24%	to	0.83%
	2014	28,281	10.15	to	10.31	290,321	1.00%	to	2.05%	0.00%	2.51%	to	3.61%
	2013	—	—		—	—	—		—	—	—		—

B-84

The Guardian Separate Account R

NOTES TO FINANCIAL STATEMENTS

December 31, 2015 (continued)

		Units Outstanding	Unit Values Lowest to Highest			Net Assets in Whole $	Expense Ratio(1) Lowest to Highest			Investment Income Ratio(2)	Total Return(3) Lowest to Highest
Guggenheim VT Long Short Equity Fund(5)	2015	107,591	$10.75	to	$11.04	$1,175,865	1.00%	to	2.05%	0.00%	-0.82%	to	0.25%
	2014	37,066	10.84	to	11.01	406,382	1.00%	to	2.00%	0.00%	0.74%	to	1.77%
	2013	—	—		—	—	—		—	—	—		—
T. Rowe Price Health Sciences Portfolio II(5)	2015	298,070	$17.34	to	$17.81	$5,259,998	1.00%	to	2.05%	0.00%	10.17%	to	11.35%
	2014	60,847	15.74	to	15.99	967,608	1.00%	to	2.05%	0.00%	28.53%	to	29.91%
	2013	—	—		—	—	—		—	—	—		—
T.Rowe Price Blue Chip Growth Portfolio II(7)	2015	2,746,112	$10.10	to	$10.13	$27,810,326	1.40%	to	1.75%	0.00%	1.05%	to	1.30%
UIF Emerging Markets Equity Portfolio Class II(5)	2015	212,241	$8.47	to	$8.70	$1,830,638	1.00%	to	2.05%	0.74%	-12.54%	to	-11.60%
	2014	90,415	9.70	to	9.84	885,341	1.00%	to	1.95%	0.30%	-6.42%	to	-5.51%
	2013	—	—		—	—	—		—	—	—		—
Van Eck VIP Global Hard Assets Service Class(5)	2015	158,462	$5.85	to	$6.00	$942,782	1.00%	to	2.05%	0.02%	-34.99%	to	-34.29%
	2014	60,736	8.99	to	9.14	552,141	1.00%	to	2.05%	0.00%	-21.00%	to	-20.15%
	2013	—	—		—	—	—		—	—	—		—
Virtus Real Estate Securities Series (5)	2015	120,346	$12.36	to	$12.69	$1,516,553	1.00%	to	2.05%	1.72%	0.28%	to	1.35%
	2014	48,250	12.33	to	12.52	601,492	1.00%	to	2.05%	1.90%	28.93%	to	30.31%
	2013	—	—		—	—	—		—	—	—		—

(1)

These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(2)

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the year to date daily average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests. The investment income ratio is annualized in the initial year in which units of a product were purchased.

(3)

Total returns are not annualized for periods less than a year. These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total returns are calculated for each period indicated or from the effective date through the end of the reporting period.

(4)	Portfolio commenced operations June 4, 2012.
(5)	Portfolio commenced operations December 9, 2013.
(6)	Portfolio commenced operations February 9, 2015
(7)	Portfolio commenced operations May 1, 2015
(8)	MFS New Discovery Portfolio was merged into the MFS New Discovery Series effective after the close of business on August 8, 2014.
(9)	Refer to Note 4 of the Notes to Financial Statements.

B-85

REPORT OF INDEPENDENT REGISTERED

PUBLIC ACCOUNTING FIRM

To the Board of Directors of The Guardian Insurance & Annuity Company, Inc. and the Contract Owners of The Guardian Separate Account R:

In our opinion, the accompanying statements of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of the investment options constituting The Guardian Separate Account R at December 31, 2015 listed in Note 1, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as “financial statements”) are the responsibility of The Guardian Insurance & Annuity Company, Inc. management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2015 by correspondence with the underlying fund companies, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

New York, New York

March 14, 2016

B-86

The Guardian Insurance &

Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

Audited Statutory Basis

Financial Statements and Supplemental Schedules

December 31, 2015 and 2014

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS BALANCE SHEETS

(In Millions)

	As of December 31,
	2015	2014
Admitted assets
Bonds	$2,762	$2,467
Mortgage loans	227	128
Policy loans	121	120
Other invested assets	32	25
Cash, cash equivalents and short-term investments	32	27
Receivable for securities	11	6

Total invested assets	3,185	2,773

Due and accrued investment income	30	27
Net deferred tax asset	14	13
Income tax receivable	—	19
Other assets	24	17
Separate account assets	12,633	12,809

Total admitted assets	$15,886	$15,658

Liabilities
Reserves for policy benefits, deposit-type contracts and other contract liabilities	$3,091	$2,636
Intercompany borrowed funds	105	177
Asset valuation reserve	21	19
Due to parent and affiliates	15	16
Income tax payable	4	—
Payable for securities	8	8
Other liabilities	39	32
Transfers from separate account due or accrued	(287)	(264)
Separate accounts liabilities	12,630	12,807

Total liabilities	15,626	15,431

Capital and surplus
Common stock	2	2
Additional paid-in capital and contributed surplus	382	332
Unassigned deficit	(124)	(107)

Total capital and surplus	260	227

Total liabilities, capital and surplus	$15,886	$15,658

See notes to statutory basis financial statements.

B-88

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF OPERATIONS

(In Millions)

	For the Years Ended December 31,
	2015	2014
Revenues
Premiums and annuity considerations	$1,679	$1,504
Net investment income	97	84
Service fees	313	299
Commissions and expense allowances on reinsurance ceded and other income	(20)	(22)

Total revenues	2,069	1,865

Benefits and expenses
Policyholder benefits	1,721	1,621
Net transfers to (from) separate accounts	66	(58)
General insurance expenses	117	113
Commissions and other expenses	143	140

Total benefits and expenses	2,047	1,816

Gain from operations before federal income taxes and realized capital losses from investments	22	49
Federal income tax benefit	(29)	(18)

Gain from operations, net of federal income taxes and before net realized capital losses	51	67
Net realized capital losses, net of tax and transfers to IMR	(75)	(67)

Net loss	$(24)	$—

See notes to statutory basis financial statements.

B-89

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CHANGES IN CAPITAL AND SURPLUS

(In Millions)

	For the Years Ended December 31,
	2015	2014

Beginning of year balance	$227	$181

Adjustments to surplus
Net loss	(24)	—
Change in net unrealized capital gains (losses), net of tax	8	(2)
Change in non-admitted assets	(13)	(11)
Change in net deferred taxes	19	7
Change in asset valuation reserve	(2)	(4)
Additional paid-in and capital surplus	50	56
Prior year correction	(5)	—

Net adjustments to surplus	33	46

End of year balance	$260	$227

See notes to statutory basis financial statements.

B-90

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

STATUTORY BASIS STATEMENTS OF CASH FLOWS

(In Millions)

	For the Years Ended December 31,
	2015	2014
Cash flows from operating activities
Premiums and annuity considerations	$1,679	$1,504
Investment income received	106	94
Service fees and other income received	283	269
Benefits and loss related payments	(1,272)	(1,280)
Net transfers (to) from separate accounts	(90)	49
Commissions, expenses and taxes paid	(258)	(251)
Federal income taxes recovered	46	9
Other	4	7

Net cash provided by operating activities	498	401

Cash flows from investing activities
Proceeds from investments sold or matured:
Bonds	344	528
Stocks	—	4
Derivatives, brokers and miscellaneous applications	21	19
Mortgage loans	6	—

Proceeds from investments sold or matured	371	551

Cost of investments acquired:
Bonds	650	891
Mortgage loans	105	86
Other invested assets	7	21
Derivatives, brokers and miscellaneous applications	87	96

Cost of investments acquired	849	1,094

Net increase in policy loans, net of repayments	1	4

Net cash used in investing activities	(479)	(547)

Cash flows from financing and miscellaneous activities
Capital and paid in surplus	50	56
Intercompany borrowed funds	(72)	89
Net deposits on deposit-type contracts and other insurance liabilities	8	5

Net cash (used) provided by financing activities	(14)	150

Net increase in cash, cash equivalents and short-term investments	5	4
Cash, cash equivalents and short-term investments, beginning of year	27	23

Cash, cash equivalents and short-term investments, end of year	$32	$27

See notes to statutory basis financial statements.

B-91

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 1—ORGANIZATION

The Guardian Insurance & Annuity Company, Inc. (“GIAC” or the “Company”) is a wholly owned subsidiary of The Guardian Life Insurance Company of America (“The Guardian”). The Company, domiciled in the state of Delaware, is licensed to conduct life and health insurance business in all fifty states and the District of Columbia. The Company’s primary business is the sale of variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance policies. For variable products, contracts are sold by insurance agents who are licensed by GIAC and are either registered representatives of Park Avenue Securities LLC (“PAS”) or other broker-dealer firms that have entered into sales agreements with GIAC. The Company’s general agency distribution system is also used for the sale of other Guardian products.

PAS, a wholly owned subsidiary of the Company, is a registered broker-dealer under the Securities Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”) and Securities Investor Protection Corporation. PAS is also a registered investment adviser under the Investment Advisers Act of 1940 and has assumed the registered representatives formerly affiliated with Guardian Investor Services LLC (“GIS”), a wholly owned subsidiary of The Guardian.

Prior to March 31, 2015, GIS operated as the distributor and underwriter for GIAC’s variable products. Effective March 31, 2015, PAS replaced GIS as the distributor and principal underwriter for GIAC’s variable products. RS Investment Management Co. LLC (“RS Investments”), a majority-owned subsidiary of GIS, serves as the investment adviser on the RS Mutual Fund Family. GIS served as the sub-adviser to certain RS funds until April 30, 2015, and served as the sole distributor of the RS Funds until May 31, 2014. Effective May 1, 2015, Park Avenue Institutional Advisers LLC (“PAIA”), a wholly-owned subsidiary of GIS, serves as the sub-adviser to certain RS funds. Effective June 1, 2014, RS Funds Distributor (“RSFD”), a wholly-owned subsidiary of RS Investments, is a registered broker-dealer under the Securities Exchange Act of 1934, a member of FINRA and SIPC, began serving as the sole distributor of the RS Funds.

During 2014, The Guardian established a new program to assist with the transition of a General Agency to a successor. The new program resulted in the creation of Hanover Square Funding, LLC (HSF), a wholly owned subsidiary of the Company, used to facilitate providing loans to entities established as a Corporation or Limited Liability Company (LLC) for the purpose of acquiring a General Agency.

Prior to March 4, 2015, the Company in agreement with Ballie Gifford Overseas Ltd., had an equity ownership interest in Guardian Ballie Gifford Ltd. (“GBG”), a corporation in Scotland. Effective March 4, 2015, the Company fully liquidated its equity ownership interest in GBG in light of the dissolution of GBG.

Insurance Separate Accounts:

The Company has seventeen insurance separate accounts to support certain variable and group annuity and life insurance products that it sells. The majority of the separate accounts are unit investment trusts registered under the Investment Company Act of 1940. Proceeds from the sale of variable products are invested through these separate accounts in certain mutual funds specified by the contractholders.

The assets and liabilities of the separate accounts are clearly identified and distinct from the other assets and liabilities of the Company. The assets of the separate accounts will not be charged with any liabilities arising out of any other business of the Company. However, the obligations of the separate accounts, including the promise to make annuity and death benefit payments, remain obligations of the Company. Assets of the separate accounts are stated primarily at the fair value of the underlying investments and corresponding contractholders obligations (See Note 9).

NOTE 2 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Basis of Presentation:

The accompanying statutory basis financial statements have been prepared on the basis of accounting practices prescribed or permitted by the Delaware Department of Insurance (the “Department”), which is a comprehensive basis

B-92

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

of accounting other than accounting principles generally accepted in the United States of America (“GAAP”). Insurance companies domiciled in Delaware are required to prepare statutory basis financial statements in accordance with the National Association of Insurance Commissioners’ (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”), subject to certain deviations prescribed or permitted by the Department. There are no deviations between the NAIC and the Department as of December 31, 2015 and 2014. The NAIC promulgates the NAIC SAP, which include accounting guidelines referred to as Statements of Statutory Accounting Principles (“SSAPs”).

Financial statements prepared in accordance with GAAP vary from financial statements prepared on a statutory basis (“STAT”) primarily because on a statutory basis: 1) costs related to acquiring business, principally commissions and certain policy issue expenses, are charged to income in the year incurred; 2) life insurance and annuity reserves follow statutory reserving requirements, including the use of statutory mortality and interest requirements, without consideration of withdrawals and company experience; 3) life insurance enterprises are required to establish a formula-based asset valuation reserve (“AVR”) by a direct charge to surplus to offset potential investment losses; 4) realized gains and losses resulting from changes in interest rates on fixed income investments are deferred in the interest maintenance reserve (“IMR”) and amortized into investment income over the remaining life of the investment sold; 5) bonds are carried principally at amortized cost; 6) certain reinsurance transactions are accounted for as reinsurance for statutory purposes and as either financing transactions or a derivative under GAAP, and assets and liabilities are reported net of reinsurance for statutory purposes and gross of reinsurance for GAAP; 7) certain “non-admitted assets” (uncollected premiums and advances to agent balances) must be excluded under statutory reporting through a charge to surplus; 8) investments in subsidiaries of the Company’s wholly owned subsidiaries and majority-owned subsidiaries are accounted for using the equity method, where earnings of such subsidiaries are recognized in surplus; only when dividends are distributed is income recognized; 9) annuity and certain insurance premiums are recognized as premium income; 10) if in the aggregate, the Company has a net negative cash balance, it is reported as a negative asset for statutory purposes and recorded as a liability under GAAP and 11) changes in deferred tax assets and liabilities, except those allocated to changes in unrealized gains and losses, are recognized as a separate component of surplus; deferred tax assets not meeting certain criteria are non-admitted. The effect on the financial statements of the Company from the differences between GAAP and STAT are material to the Company and are disclosed in Note 13.

Use of Estimates:

The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. As a provider of life insurance and annuity products, GIAC’s operating results in any given period depend on estimates of policy reserves required to provide for future policyholder benefits.

The development of policy reserves for insurance and investment contracts requires management to make estimates and assumptions regarding mortality, lapse, expense and investment experience. Such estimates are primarily based on historical experience and, in many cases, state insurance laws that require specific mortality, morbidity, and investment assumptions to be used by the Company and may preclude the use of lapse and expense assumptions. Actual future results could differ from these estimates. Management monitors actual experience, and where circumstances warrant, revises its assumptions and the related reserve estimates.

The Company regularly invests in mortgage-backed securities and other securities subject to prepayment and/or call risk. Significant changes in prevailing interest rates and/or geographic conditions may adversely affect the timing and amount of cash flows on such securities, as well as their related values. In addition, the amortization of market premium and accretion of market discount for mortgage-backed securities is based on historical experience and estimates of future payment experience underlying mortgage loans. Actual prepayment timing could differ from original estimates resulting in adjustments to asset values and amortization or accretion recorded in future periods.

Admitted Assets:

Assets are stated at “admitted asset” values, which are values required by or permitted to be reported to the Department in accordance with its rules and regulations. Certain assets designated as “non-admitted assets” (approximately $58 million and $45 million at December 31, 2015 and 2014 respectively), consisting principally of deferred tax assets, IMR, uncollected premiums and advances to agents are charged directly to unassigned surplus.

B-93

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Investments:

See Note 3 and Note 4 regarding the accounting policy, reported statement value and estimated fair value of the Company’s investment in bonds, mortgage loans and derivatives.

Policy Loans:

Policy loans are stated at unpaid principal balance. The carrying amount approximates fair value since most loans on policies have no defined maturity date and reduce the amount payable at death or at surrender of the contract.

Other Invested Assets

Other invested assets consist primarily of investments in subsidiaries (PAS and HSF) of $30 million and $25 million and private equities of $2 million and $0 million as of December 31, 2015 and 2014, respectively.

Cash, Cash Equivalents and Short-Term Investments:

Cash includes cash on deposit with banks. Cash equivalents are stated at amortized cost and consist of investments having maturities of three months or less at time of purchase. Certain short-term investments, including money market funds, are stated at amortized cost and consist primarily of investments having maturities greater than three months from the date of purchase, but less than one year to maturity. Fair values for such investments approximate carrying value because of the relatively short period of time between their origination and expected maturity and collectability.

Other Assets:

Other assets consist primarily of receivables for service fees and reinsurance recoverables.

Other Liabilities:

Other liabilities consist primarily of remittances, contingent tax liabilities, reinsurance payables, commissions payable, deferred and uncollected premiums ceded and accrued expenses.

Transfers from separate account due or accrued:

Transfers from separate account due or accrued are primarily separate account expense allowances (“VACARVM”- Variable Annuity Commisioners’ Annuity Reserve Method) of $232 million and $213 million and fees receivables of $55 million and $51 million as of December 31, 2015 and 2014, respectively.

Contract and Policy Reserves:

The estimated fair value of contractholder account balances for investment type contracts has been determined to be equivalent to carrying value as the current offering and renewal rates are set in response to current market conditions.

The following table highlights the credited rates applicable to the Company’s liabilities:

Product	Credited Fixed Interest Rates
Individual Annuities, Fixed Rate Option	1.00% to 3.50%
Single Premium Deferred Annuity	1.00% to 3.35%
Dollar Cost Averaging	1.00% to 3.00%
Group Annuities	1.50% to 4.00%
Variable Life	3.00% to 4.10%
Group Universal Life	4.00%
Immediate Annuitizations Without Life Contingency, Fixed	1.50% to 3.50%

Product	Valuation Rates
Single Premium Immediate Annuities and Immediate Annuitizations With Life Contingency, Fixed	3.00% to 6.00%
Deferred Income Annuity, Fixed	3.50% to 4.50%

B-94

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Guaranteed Minimum Benefits:

The Company issues variable annuity contracts with guaranteed death benefits that guarantee either:

a)	Return of deposits: the benefit is the greater of current account value or premiums paid (adjusted for withdrawals).
b)	Ratchet including the optional Step-Up Death Benefit sold with certain Guaranteed Minimum Withdrawal Benefit (“GMWB”) riders: the benefit is the greatest of the current account value, premiums paid (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
c)	Combination Rollup/Ratchet: the benefit is the greatest of the current account value, premiums paid increased with 3.00% simple interest each year (adjusted for withdrawals), or the highest account value on any contractually specified anniversary up to contractually specified ages (adjusted for withdrawals).
d)	Return of deposits optional benefit (sold with certain GMWB riders): the benefit is equal to the sum of premiums paid and is not adjusted for withdrawals unless the total withdrawals made during the year exceed contractually specified amounts.

For guarantees of amounts in the event of death, the net amount at risk (“NAR”) is defined as the current Guaranteed Minimum Death Benefit (“GMDB”) in excess of the current account balance.

The Company also issues the following guaranteed living benefits:

GMWB

The GMWB contracts guarantee an annual withdrawal benefit up to a Guaranteed Withdrawal Amount (“GWA”) until the Guaranteed Withdrawal Benefit (“GWB”) is depleted, even if the Accumulation Value is reduced to zero through a combination of market declines and withdrawals. The GWB is either an account value based-ratchet (quarterly or annual) or a combination of an account value based-ratchet (quarterly or annual) and a roll-up at a specified interest rate (ranging from 5.00%-7.00% and either compound or simple depending on the rider version).

Certain designs allow the withdrawals to continue for the lifetime of the policyholder even after the GWB is depleted. For the GMWB, the net amount at risk is defined as the guaranteed remaining balance in excess of the current account balance.

GMIB

The Guaranteed Minimum Income Benefit (“GMIB”) contracts provide a guarantee base that increases by the greater of a 5.00% roll-up rate or the contract anniversary account value. This base can only be accessed in duration 10 or later in the form of a payout annuity. For the GMIB, which guarantees a base level of lifetime income at annuitization, the net amount at risk is the value of the lifetime annuity in excess of the current account balance.

GMAB

The Guaranteed Minimum Accumulation Benefit (“GMAB” or “LBR”) contracts guarantee the return of investment on the maturity date. For the GMAB, the net amount at risk is the amount invested in excess of the current account balance.

The account value and net amount at risk of the contractholders at December 31, 2015 and 2014, for GMDB, GMWB, GMIB, and GMAB and (in millions, except Average Age) were as follows:

	2015			2014
	Account Value	Net Amount at Risk	Average Age	Account Value	Net Amount at Risk	Average Age
GMDB	$9,732	$106	63	$9,987	$49	63
GMWB	6,982	653	62	6,918	84	62
GMIB*	82	1	62	99	1	61
GMAB	4	—	65	12	—	64

*	In the calculation of the NAR for GMIB, the guaranteed benefit amount is decreased by 35% to reflect lower annuity factors used upon annuitization.

B-95

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Actuarial Guideline XLIII (VACARVM) provides guidance on how to calculate reserves for Variable Annuities with both Living and Death Benefit Guarantees. The guideline requires the reserve to be calculated using two approaches, the standard scenario approach and the stochastic scenario approach, the final reserve being the greater of the two. The Standard Scenario amount is based on a deterministic projection with stipulated assumptions. The stochastic amount is based on the results of stochastically generated interest rate and equity scenarios. Management’s prudent best estimate assumptions along with margins for uncertainty are used to calculate the stochastic amount. Key assumptions used in valuing the liability include full withdrawals, partial withdrawals, mortality, investment management fees and revenue sharing, expenses, fund allocations, and other policyholder behavior. In addition, a method for projecting interest rates and equity returns is required. The stochastic process also requires the projection of in-force general account assets, assets from reinvested cash flows and in-force hedge assets that support the liabilities. The key assumptions needed in valuing the assets include reinvestment asset mix, reinvestment credit spreads, default rates, implied volatility, and swap interest rates. At December 31, 2015, the Stochastic Scenario amount was the greater of the two measures and was used as the final reserve. At December 31, 2014, the Standard Scenario amount was the greater of the two measures and was thus used as the final reserve.

Reserves for Life Contracts and Deposit-Type Contracts:

The Company waives deductions for deferred fractional premiums upon death of insured and returns a portion of the final premium beyond the date of death. Surrender values are not promised in excess of the legally computed reserves.

The Company currently issues variable life policies on lives classified as substandard. For scheduled policies issued with a flat extra premium, one half of such extra premium is held in addition to the standard mean reserve for the plan. Scheduled policies and riders issued on a substandard basis in percentage mortality classes are valued with factors based on the appropriate corresponding percentage mortality tables and stipulated interest rates and method.

As of December 31, 2015 and 2014, the Company had $627 million and $630 million, respectively, of insurance in force for which the gross premiums are less than the net premiums, according to the standard valuation set by the State of Delaware. The reserves to cover the above insurance equal $36 million and $27 million as of December 31, 2015 and 2014, respectively, which are included in “Reserves for policy benefits, deposit-type contracts and other contract liabilities,” in the Statutory Basis Balance Sheets. The Company does not utilize anticipated investment income as a factor in the calculation of these reserves. Instead, it utilizes a statutory premium deficiency reserve formula and interest rate assumption prescribed by Delaware insurance regulations.

The Tabular Interest, Tabular less Actual Reserve Released and Tabular Cost have been determined from the basic data for the calculation of policy reserves.

For the determination of Tabular Interest on funds not involving life for each valuation rate of interest, the Tabular Interest is calculated as one hundredth of the product of such valuation rate of interest times the mean of the amount of funds subject to such valuation rate of interest held at the beginning and end of the year of valuation.

Both the annual premium variable life product and the variable whole life with modified scheduled premiums product were available in substandard classes. These products are not currently available for sale.

For both products, the Company charges an additional gross premium that is payable for the later of 20 years or to age 65. These additional premiums do not affect policy values.

For the annual premium variable life product, the Company holds two additional reserves:

1.	A reserve for the basic coverage. This reserve considers the extra mortality and the premium payment period of the additional premium.
2.	A reserve for the variable insurance account, which is essentially a paid-up life reserve.

For the variable whole life with modified scheduled premium product, the Company holds the reserve for the basic coverage. Actuarial Guideline XXXVII provides guidance on how to determine statutory reserve liabilities for GMDBs offered with variable life insurance products. This guideline codifies the basic interpretation of reserve liabilities for

B-96

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

variable life GMDBs by clarifying the projection assumptions and methodologies that comply with the Standard Valuation Law. The guideline requires the reserve to be calculated using two approaches – a One-Year Term reserve recognizing a 1/3 drop in separate account assets and the Attained Age Level Reserve (AALR). In calculating the reserves, the projection of policy values use valuation mortality for cost of insurance and the account values (general and separate) are projected at the valuation interest rate. The AALR method develops funding for the excess benefits (GMDB over benefits where there is no guarantee) by accumulating “payments” made each year that would fund the future shortfalls. Calculations for the “payments” are done on an attained age basis each year and take into account changes to the future requirements at the time of valuation and the accumulated balance (net of interest credited and mortality charges).

For the universal life with secondary guarantee products, the Company holds a UL CRVM reserve for the basic coverage and a liability for the secondary guarantees in accordance with Actuarial Guideline XXXVIII. The valuation mortality used is the Company experience as allowed in the Model and the interest is the maximum valuation interest rate.

The Company issues group deposit-type contracts funding agreements for qualified retirement plans. The funding agreements are issued through the general account and the deposits received on these contracts are recorded as liabilities and are not treated as premiums or as revenue under SAP.

Investment Reserves:

In compliance with statutory requirements, the Company maintains the AVR and the IMR. The AVR is intended to stabilize policyholders’ surplus against market fluctuations in the value of equities and credit- related declines in the value of bonds and mortgage loans. Changes in the AVR are recorded directly to surplus. The IMR defers net after-tax realized capital gains (losses) that result from changes in the overall level of interest rates for fixed income investments and amortizes these net realized capital gains (losses) into income over the remaining stated life of the investments sold. The Company uses the group method of calculating the IMR. Any negative IMR amounts are treated as a non- admitted asset.

Premiums and Other Revenues:

Premiums and annuity considerations are recognized for funds received primarily on variable deferred annuity contracts, fixed deferred and immediate annuity contracts, and variable life insurance products. Corresponding transfers to or from separate accounts are a component of “Net transfers from separate accounts” in the Statutory Basis Statements of Operations.

Revenues also include service fees that are comprised of annual contract fees, charges for mortality and expenses based on separate account assets under management and administrative service fees received from the mutual funds that are investment options in the product separate accounts.

Federal Income Taxes:

The provision for federal income taxes is based on income from operations currently taxable. Realized gains and losses are reported net of the applicable federal income taxes and interest maintenance reserve. Increases or decreases in certain federal income tax assets and liabilities established in prior years are reflected as adjustments to surplus. (See Note 6).

The Company is required to establish a tax loss contingency if it is more likely than not that a tax position will not be sustained. The amount of the contingency reserve is management’s best estimate of the amount of the original tax benefit that could be reversed upon audit, unless the best estimate is greater than 50% of the original tax benefit, in which case the reserve is equal to the entire tax benefit.

Reinsurance:

The Company enters into reinsurance agreements in the normal course of its insurance business to reduce overall risk. The Company remains liable for reinsurance ceded if the reinsurer fails to meet its obligation on the business it has assumed. The Company evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies (See Note 7).

B-97

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Investment Income and Capital Losses:

Net investment income includes interest and dividends received or accrued on investments. It also includes amortization of any purchase premium or discount using the interest method, adjusted retrospectively or prospectively for any change in estimated yield to maturity. Investment income due and accrued that is deemed uncollectible is charged against net investment income in the period such determination is made, while investment income greater than 90 days past due is non-admitted and charged directly to surplus. Net investment income is reduced by investment management expenses.

Realized investment gains and losses are reported in income based upon specific identification of securities sold. Realized losses include valuation adjustments for other-than-temporary declines in investments. Unrealized investment gains and losses on financial instruments carried at fair value represent changes in the reported fair value and are recorded directly to surplus.

Assessments:

Under state insurance guaranty fund laws, insurers doing business in a state can be assessed, up to prescribed limits, for certain obligations of insolvent insurance companies to policyholders and claimants. Amounts assessed to each company are typically related to its proportion of business written in each state. The Company’s policy is to accrue assessments when the entity for which the insolvency relates has met its state of domicile’s statutory definition of insolvency, the amount of the loss is reasonably estimable and the related premium upon which the assessment is based is written. In most states, the definition is met with a declaration of financial insolvency by a court of competent jurisdiction. In certain states there must also be a final order of liquidation. As of December 31, 2015 and 2014, respectively, the Company had no liability for its estimated assessments. Some states permit members insurers to recover assessments through full or partial premium tax offsets. The related premium tax offsets included in “Other assets” was $0.6 million and $0.8 million as of December 31, 2015 and 2014, respectively.

Corrections:

During 2015, the Company corrected the 2014 income tax receivable. As such, an adjustment was made to decrease the income tax receivable by $5 million with a charge to surplus.

NOTE 3—INVESTMENTS

Bonds:

Investments are valued in accordance with methods prescribed by the Securities Valuation Office of the NAIC (“SVO”). The Company obtains the fair value of financial instruments held in its portfolio that are either carried at fair value on the face of the financial statements or disclosed in the notes to the financial statements at fair value, from a number of sources. These sources include published market quotes for active market exchange traded instruments, third party pricing vendors, investment banks that are lead market makers in certain markets, broker quotes and the use of internal valuation models that use market observable inputs when available and Company- derived inputs when external inputs are not available or deemed to be inaccurate. Unrealized gains and losses on investments carried at fair value are recorded directly in unassigned surplus. The investment portfolio is reviewed for investments that may have experienced a decline in value considered to be other-than-temporary. The Company considers several factors in determining if an other-than-temporary decline exists: duration and extent to which the fair value of the security has been less than cost; financial condition of the issuer; the near-term prospects for recovery of the fair value of a security; discounted estimated future cash flows; and the intent and ability of the Company to hold the security to allow for an anticipated recovery in value. Impairments that are considered other-than-temporary are included in net realized capital gains (losses). Valuation methods for the various types of investments held are as follows:

Bonds are stated principally at amortized cost with bond premiums and discounts amortized using the scientific interest method. Those bonds that are rated 6 by the NAIC are reported at the lower of amortized cost or fair value. Mortgage-backed bonds are carried at amortized cost using the interest method considering anticipated prepayments at the date of purchase. Significant changes in future anticipated cash flows from the original purchase assumptions are accounted for using the retrospective and prospective adjustment method utilizing the Public Securities Association standard prepayment rates.

B-98

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Prepayment assumptions for single class and multi-class mortgage-backed/asset-backed securities were obtained from issuers or broker- dealers through information services or internal estimates and are consistent with current interest rates and the economic environment.

Investments in Subsidiaries:

Investments in subsidiaries are valued using the GAAP basis equity and consist of the Company’s investments in PAS and HSF which are included in “Other invested assets” in the Statutory Basis Balance Sheet. Undistributed earnings or losses of subsidiaries and unrealized appreciation and depreciation are reflected as unrealized capital gains or losses directly in surplus. Distributed dividends of subsidiaries are recorded in net investment income.

The amortized cost basis and estimated fair value of bonds and investments in subsidiaries at December 31, 2015 and 2014 were as follows:

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2015		Gains	(Losses)
		(In millions)
U.S. Government	$73	$1	$—	$74
States, Territories and Possessions	6	—	—	6
Special Revenue	12	1	—	13
Industrial and Miscellaneous	2,669	39	(71)	2,637
Hybrid	2	—	—	2

Total Bonds	$2,762	$41	$(71)	$2,732

Investment in Subsidiaries	$96	$—	$(66)	$30

	Amortized Cost/Cost	Gross Unrealized		Estimated Fair Value
December 31, 2014		Gains	(Losses)
		(In millions)
U.S. Government	$80	$1	$—	$81
States, Territories and Possessions	6	—	—	6
Special Revenue	13	2	—	15
Industrial and Miscellaneous	2,366	86	(12)	2,440
Hybrid	2	—	—	2

Total Bonds	$2,467	$89	$(12)	$2,544

Investment in Subsidiaries	$91	$—	$(66)	$25

The Company invests in high quality securities that are diversified by asset class, issuer and industry. At December 31, 2015, approximately 2.6% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. At December 31, 2014, approximately 3.3% of the portfolio is invested in securities issued or backed by the United States Government or its agencies. No other single issuer accounts for more than 2.1% of the portfolio at December 31, 2015.

The amortized cost and estimated fair value of bonds at December 31, by contractual maturity is shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations.

B-99

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

	2015
	Amortized Cost	Fair Value
	(In millions)
Due in one year or less	$118	$119
Due after one year through five years	1,000	1,008
Due after five years through ten years	616	608
Due after ten years	813	782
Sinking fund bonds, mortgage-backed securities and asset-backed securities	215	215

Total	$2,762	$2,732

The net change in unrealized capital losses included in surplus for the years ended December 31, 2015 and 2014 are summarized as follows:

	2015	2014
	(In millions)
Changes in net unrealized capital gains (losses) attributable to:
Investments in subsidiaries	$—	$(12)
Derivatives	13	9
Tax effect on unrealized capital gains (losses)	(5)	1

Total change in net unrealized capital gains (losses), net of tax	$8	$(2)

Proceeds from sales of investments in bonds amounted to $134 million and $320 million in 2015 and 2014, respectively. Gross gains of $1.1 million and $4.3 million and gross losses of $0.2 million and $1.4 million were realized on sales of bonds in 2015 and 2014, respectively. These amounts are pre-tax and pre-IMR.

Proceeds from sales of investments in common stocks amounted to $0.1 million and $0.0 million in 2015 and 2014, respectively. Gross gains of $0.1 million and $0.0 million and gross losses of $0.1 million and $0.0 million were realized on sales of common stocks in 2015 and 2014.

There were no sales of investments in preferred stocks in 2015. Proceeds from sales of investments in preferred stocks amounted to $4.0 million in 2014. Gross gains of $0.1 million and gross losses of $0.0 million were realized on sales of preferred stocks in 2014. These amounts are pre-tax and pre-IMR.

Unrealized losses:

The Company’s investments’ gross unrealized losses and fair value, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, were as follows:

December 31, 2015	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$33	$—	$2	$—	$35	$—
Special Revenue	2	—	—	—	2	—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	1,343	(57)	114	(14)	1,457	(71)

Total Bonds	1,380	(57)	116	(14)	1,496	(71)

Total Temporarily Impaired Securities	$1,380	$(57)	$116	$(14)	$1,496	$(71)

B-100

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2014	Less Than 12 Months		More Than 12 Months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
			(In millions)
U.S. Government	$41	$—	$2	$—	$43	$—
States, Territories and Possessions	2	—	—	—	2	—
Industrial and Miscellaneous	467	(8)	152	(4)	619	(12)

Total Bonds	510	(8)	154	(4)	664	(12)

Total Temporarily Impaired Securities	$510	$(8)	$154	$(4)	$664	$(12)

The Company’s investment portfolio includes individual securities that are in an unrealized loss position and have not been recognized as other-than-temporary impairments. There were one hundred and three securities in an unrealized loss position for greater than 12 months with a book value of $130 million and a fair value of $116 million as of December 31, 2015. There were one hundred and one securities in an unrealized loss position for greater than 12 months with a book value of $158 million and a fair value of $154 million as of December 31, 2014.

In reaching the conclusion that these impairments are not other-than-temporary, management considered many factors including duration and severity of impairment, discounted cash flows, investment sector stability, and credit-worthiness, financial condition of issuer and intent and ability to hold to allow for recovery in value.

Mortgage Loans

Mortgage loans are valued at amortized cost. Valuation reserves are established for potential declines in the value of mortgage loans. As of December 31, 2015 and December 31, 2014, there were no valuation reserves established for any of the Company’s mortgage loans. There were no other-than-temporary impairments on mortgage loans in December 31, 2015 or 2014.

The Company’s investments in mortgage loans on real estate consist principally of loans on commercial and cooperative residential real estate properties. The largest concentrations of commercial real estate mortgage loans are for properties located in California and Massachusetts ($69 million or 30.61% and $35 million or 15.23%) at December 31, 2015. The largest concentrations of commercial real estate mortgage loans are for properties located in California and New York ($50 million or 39.44% and $18 million or 14.05%) at December 31, 2014. The Company estimates the fair value of mortgage loans on real estate to be $231 million and $132 million at December 31, 2015 and December 31, 2014, respectively. Fair value was determined based upon the present value of the scheduled future cash flows of each loan based on the average term to maturity discounted at the appropriate U.S. Treasury rate, adjusted for the current market spread for a similar quality mortgage. The minimum and maximum ranges of lending rates on new mortgage loans were between 3.38% and 4.26% originated during 2015. The maximum percentage of any single mortgage loan to the value of the security originated in 2015 was 65.69%.

Interest received on impaired loans that were previously modified in a troubled debt restructuring is either applied against the principal or reported as revenue according to management’s judgment as to the collectability of principal. There were no mortgages with interest more than 180 days past due at December 31, 2015 and December 31, 2014.

Management monitors its mortgage loan portfolio on an ongoing basis for events or circumstances that could indicate that it will not receive all of its contractually due principal and interest payments in accordance with the loan agreements. In May and November of each year, the entire portfolio is screened based on debt service coverage, loan to value ratio, delinquency over 90 days and if there are indications that balloon payments due at maturity will not be made to determine if any other than temporary impairments might need to be recorded.

There were no restructured mortgage loans as of December 31, 2015 or December 31, 2014.

B-101

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The following table set forth the credit quality indicators as of December 31, 2015 and December 31, 2014, based upon the recorded investment gross of allowance for credit losses.

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2015
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$51	$—	$—	$5	$—	$—	$56
50% - 59.99%	42	17	11	5	—	—	75
60% - 69.99%	53	—	16	12	—	—	81
70% - 79.99%	10	5	—	—	—	—	15
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$156	$22	$27	$22	$—	$—	$227

Mortgage Loans: (In millions)	Debt Service Coverage Ratio—December 31, 2014
	Greater than 2.0X	1.8X to 2.0X	1.5X to <1.8X	1.2X to <1.5X	1.0X to <1.2X	Less than 1.0X	Grand Total
Loan-to-Value Ratio
0% - 49.99%	$29	$3	$—	$—	$—	$—	$32
50% - 59.99%	17	5	—	4	5	—	31
60% - 69.99%	38	5	12	10	—	—	65
70% - 79.99%	—	—	—	—	—	—	—
80% - 89.99%	—	—	—	—	—	—	—
90% - 100%	—	—	—	—	—	—	—
Greater than 100%	—	—	—	—	—	—	—

Total	$84	$13	$12	$14	$5	$—	$128

Investment in Subsidiaries:

The following table provides additional information of the Company’s significant subsidiaries at December 31, 2015 and 2014:

December 31, 2015

Description of SCA Investment (excluding US Insurance SCA)	Gross Amount	Non- admitted Amount	Admitted Asset Amount	Date of Filing to NAIC	Type of NAIC Filing (Sub-1, Sub-2, or Resubmission of Disallowed Filing)	NAIC Response Received (yes/no)	NAIC Valuation (Amount)	NAIC Disallowed Entity’s Valuation Method, Resubmission Required (yes/no)
	(In millions)
PAS	$20	$—	$20	n/a	n/a	n/a	$—	no
HSF	10	—	10	n/a	n/a	n/a	—	no

Aggregate Total	$30	$—	$30				$—

There were no dividends received from PAS and HSF in 2015 or 2014.

B-102

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Net Investment Income:

Net investment income, including accrual of discount and amortization of premiums, arose from the following sources for the years ended December 31:

	2015	2014
	(In millions)
Bonds	$89	$77
Mortgage loans	7	4
Policy loans	7	7

Total gross investment income	103	88
Less: investment expenses	(6)	(4)

Net investment income	$97	$84

Net Realized Capital Losses from Investments:

Net realized losses from investments were derived from the following sources for the years ended December 31:

	2015	2014
	(In millions)
Bonds	$1	$4
Derivatives and other	(74)	(67)

Total net realized capital losses	(73)	(63)
Transfer to IMR	(1)	(3)
Capital gain federal income tax expense	1	1

Net realized capital losses, net of tax and transfers to IMR	$(75)	$(67)

There were impairment losses of $1 million and $0 million for 2015 and 2014, respectively.

Derivative Financial Instruments:

In order to minimize the volatility associated with the GMWB, the Company has established a hedge strategy to manage this risk. The Company uses S&P 500, NASDAQ, MSCI EAFE, Russell 2000 e-mini futures contracts and U.S. Treasury futures contracts, which are exchange traded, to hedge market fluctuations of the Company’s GMWB product.

The Company enters into derivative transactions in order to mitigate (“hedge”) certain risks pertaining to its assets, liabilities and surplus from fluctuations in interest rates, foreign currency exchange rates and market volatility. Derivatives are either exchange traded or contracted over-the-counter. The majority of the Company’s over-the-counter derivatives are bilateral contracts between the Company and a single counterparty. The Company’s remaining over-the-counter derivatives are cleared and settled through central clearing counterparties.

Derivatives that are designated as hedges for accounting purposes and meet the qualifications for hedge accounting are reported on a basis consistent with the asset or liability being hedged (i.e. at amortized cost). Derivatives that are used to mitigate risk but are not designated as hedges for accounting purposes or do not meet the qualifications for hedge accounting treatment are reported at fair value.

To qualify for hedge accounting the hedge relationship must be designated and formally documented at inception. This documentation details the risk management objective and strategy for the hedge, the derivative used in the hedge, the asset or liability being hedged, and the methodology for assessing hedge effectiveness. The hedge must also be “highly effective” with an assessment of its effectiveness performed both at inception and on an ongoing basis over the life of the hedge.

Derivative transactions expose the Company to the risk that the counterparty may not be able to fulfill its obligations under the terms set forth in the contract. The Company manages this counterparty risk by entering into transactions

B-103

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

with counterparties that maintain a minimum credit rating, by performing ongoing review of a counterparties’ credit standing, by adhering to established limits for credit exposure to any single counterparty and is requiring collateral posting subject to thresholds and minimum transfer amounts in accordance with counterparty agreements to support credit risk associated with counterparty exposures which further reduces the company’s exposure to default by the counterparty. The Company is required to establish a margin account for all of its futures contracts. Any contract gains or losses due to the change in the value of futures are settled in cash on a daily basis. The Company does not offset the statement values for derivatives executed with the same counterparty, even if a master netting arrangement is in place. The Company also does not offset the right to claim collateral against the obligation to return such collateral.

The Company has no embedded credit derivatives that expose it to the possibility of being required to make future payments.

Hedging—Not Designated As Hedging Instruments:

The Company enters into other derivative transactions that mitigate economic risks but are not designated as a hedge for accounting purposes or do not qualify for hedge accounting treatment. These derivative instruments are reported at fair value in the balance sheet as either other invested assets or other liabilities. Changes in the fair value of these instruments are reported as a change in unrealized capital gains or losses until the maturity or termination of the contract, at which time a realized capital gain or loss is recorded.

Treasury futures are used to mitigate interest rate risk pertaining to guaranteed minimum benefit liability associated with one of the products that it sells. Treasury futures obligate the Company to take or receive delivery of certain Treasury Bonds at a specified price at a future date.

Equity index futures are used to minimize the volatility associated with certain liabilities. Equity index futures obligate the Company to pay or receive from a counterparty a cash amount based on a specified equity market index at a predefine price as of a future date applied to the notional amount of the contracts.

All of the futures contracts that the Company has entered into are exchange traded. Margin payments are required for futures contract and contract gains or losses are settled daily in cash, therefore the futures contracts are carried at zero value on the Company’s balance sheets. The contract amount of futures contracts represents the extent of the Company’s involvement, but not future cash requirements, as open positions are typically closed out prior to the delivery date of the contract.

The effects of the Company’s use of derivative instruments on the Balance Sheets and Statements of Operations:

December 31, 2015

	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$—	$—	$—	$—	$(29)	$—
Equity index futures	1	—	—	13	(45)	—

Total derivatives	$1	$—	$—	$13	$(74)	$—

B-104

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2014
	Notional Amount	Statement Value Assets	Liabilities	Change in Unrealized Capital Gains (Losses)	Net Realized Capital Gains (Losses)	Net Investment Income
	(in millions)
Derivatives not designated as hedging instruments:
Treasury futures	$2	$—	$—	$—	$6	$—
Equity index futures	—	—	—	9	(73)	—

Total derivatives	$2	$—	$—	$9	$(67)	$—

Restricted Assets and Special Deposits:

Assets of $4 million at December 31, 2015 and 2014, respectively, were on deposit with governmental authorities or trustees as required by certain insurance laws. These amounts are included in “Bonds” in the Statutory Basis Balance Sheets.

Repurchase Agreements:

The Company enters into repurchase agreements whereby securities will be resold at a specified date and price. There were no repurchase agreements outstanding as of December 31, 2015 and 2014.

Information about Financial Instruments with Off-Balance Sheet Risk and Financial Instruments with Concentrations of Credit Risk:

The Company is exposed to credit-related losses in the event of nonperformance by counterparties to financial instruments, but it does not expect any counterparties to fail to meet their obligations given their high credit ratings. Because exchange-traded futures are processed through a regulated exchange and positions are marked to market and settle on a daily basis, the Company has little exposure to credit-related losses in the event of nonperformance by counterparties to such financial instruments.

The Company is required to establish collateral for any futures contracts that are entered. The amount of collateral that is required is determined by the exchange on which it is traded. The Company currently uses U.S. Treasury bonds to satisfy this collateral requirement.

The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. The Company’s financial instruments with off-balance sheet risk as of December 31, 2015 and 2014 were $45 million and $31 million, respectively.

NOTE 4—FAIR VALUE OF FINANCIAL INSTRUMENTS

The guidance defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based on observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources, while unobservable inputs reflect the Company’s view of market assumptions based on internally developed data in the absence of observable market information. The guidance requires entities to maximize the use of observable inputs and minimize the use of unobservable inputs when determining the fair value of an asset or liability. The statement classifies all assets and liabilities carried or disclosed at fair value in one of the following three categories:

Level 1—inputs are unadjusted quoted market prices available in active markets for identical assets or liabilities on the reporting date. Assets in this category include actively traded registered mutual funds held directly by the separate accounts sponsored by the Company.

B-105

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Level 2—inputs are quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model derived valuations whose inputs are observable or whose significant value drivers are observable. These types of instruments include certain investments in registered mutual funds in which the fund holds instruments that are not actively traded and investments in non-registered collective investment funds.

Level 3—inputs are unobservable where there is little or no market activity for the asset or liability and the Company makes estimates and assumptions based on internally derived information. Instruments held in this category include primarily fixed maturity instruments.

The estimated fair values presented below have been determined using available information and valuation methodologies. The estimated fair value for financial instruments held by the Company was determined by management after considering the following sources of information: published market quotes for active exchange traded instruments, third party pricing vendors, quotes from investment banks that are lead market makers in certain markets, independent broker quotations, or the use of internal valuation models that use market observable inputs when available and Company derived inputs when external inputs are not available or deemed to be inaccurate. Considerable judgment is applied in interpreting data to develop the estimates of fair value. Accordingly, such amounts are management’s estimate of the value that would be realized in a current market exchange. The use of different market assumptions and/or estimation methodologies from period to period based on available information and market conditions could have a material effect on the estimated fair values.

Separate Accounts Assets:

The Company sponsors separate accounts that support certain products that it sells. The separate accounts invest in various registered mutual funds and non-registered collective investment funds managed by RS Investments Management Co., an affiliated company, as well as unaffiliated third parties. The fair value of these investments is based upon the reported net asset values (“NAVs”) as provided by the fund manager.

The Company’s management reviews each mutual fund’s liquidity in order to determine the level those investments should be reported. Generally, actively traded registered mutual fund investments are considered a Level 1, non-registered collective fund investments that have no redemption restrictions or fees associated with it and are open to new investors are considered a Level 2 and all other fund investments that do not meet the criteria of Level 1 or 2 are reported as Level 3. As of December 31, 2015 and 2014, none of the Separate Account investments are considered to be Level 3.

The following tables summarize the Company’s assets carried at fair value by their fair value hierarchy levels at December 31, 2015 and 2014:

December 31, 2015	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Impaired bonds	$—	$—	$1	$1	$1
Separate Accounts Assets	11,314	1,319	—	12,633	12,633

Total Assets at Fair Value	$11,314	$1,319	$1	$12,634	$12,634

There were no transfers into or out of Level 1 and 2 during 2015.

December 31, 2014	Level 1	Level 2	Level 3	Total Fair Value	Carrying Amount
	(In millions)
Assets at Fair Value
Separate Accounts Assets	$11,394	$1,415	$—	$12,809	$12,809

Total Assets at Fair Value	$11,394	$1,415	$—	$12,809	$12,809

B-106

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

There were no transfers into or out of Level 1 and 2 during 2014.

The following table summarize changes to the Company’s financial instrument carried at fair value and classified as level 3 in the fair value hierarchy for the year ended December 31, 2015.

2015
	NAIC Bonds	Total
(In millions)
Fair Value, beginning of period	$—	$—
Total gains (losses) (realized or unrealized):
Included in net income	—	—
Included in surplus	—	—
Purchases, sales, issuances and settlements:
Purchases	—	—
Sales	—	—
Issuances	—	—
Settlements	—	—
Transfers into Level 3	1	1
Transfers out of Level 3	—	—

Fair Value, end of period	$1	$1

Transfers into and out of Level 3 are recognized at the end of the reporting period. During 2015, the Company transferred one security into Level 3 and none out of Level 3. The transfers in and out of level 3 were determined by the observable/unobservable inputs used in pricing the securities.

There were no financial instruments carried at fair value and classified as Level 3 for the year ended December 31, 2014.

NOTE 5—PREMIUM AND ANNUITY CONSIDERATIONS DEFERRED AND UNCOLLECTED

Gross deferred and uncollected insurance premiums represent premiums due to be received from policyowners through the next policy anniversary date. These premiums and annuity considerations are reinsured to The Guardian (See Note 7). Net deferred and uncollected premiums ceded represent only the portion of gross premiums related to mortality charges and interest. Deferred and uncollected premiums ceded at December 31, 2015 and 2014 were as follows:

2015
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

2014
Type	Gross	Net of Loading
(In millions)
Ordinary new business	$—	$—
Ordinary renewal	3	3
Group life renewal	—	—

B-107

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 6—INCOME TAXES

Consolidated Federal Income Tax Return:

The Company’s federal income tax return is consolidated with the following entities:

•	The Guardian Life Insurance Company of America,

•	Park Avenue Life Insurance Company,

•	Sentinel American Life Insurance Company,

•	Family Service Life Insurance Company,

•	Managed Dental Care of California,

•	Managed DentalGuard of Texas,

•	Managed DentalGuard of New Jersey,

•	Innovative Underwriters Inc.,

•	Berkshire Life Insurance Company of America, and

•	First Commonwealth, Inc., and its subsidiaries

The Company files a consolidated federal income tax return with its parent company, The Guardian. The Company has a written agreement, approved by the Company’s Board of Directors, which sets forth the manner in which the total combined federal income tax is allocated to each entity which is a party to the consolidation. Pursuant to this agreement, the Company has the enforceable right to recoup federal income taxes paid in prior years in the event of future net losses, which it may incur, or to recoup its net losses carried forward as an offset to future net income subject to federal income taxes.

The Internal Revenue Code limits the amount of non-life insurance losses that may offset life insurance company taxable income. The consolidated income tax liability is allocated among the members of the group pursuant to a tax allocation agreement. In accordance with the tax allocation agreement, each qualifying member of the group computes its tax provision and liability on a separate return basis, but may, where applicable, recognize benefits of net operating losses and capital losses utilized in the consolidated group. Subsidiary tax liabilities/benefits are settled subsequent to the filing of the federal income tax return.

An estimate of the amount of any increase in the Company’s Federal or foreign income tax loss contingencies during the twelve month period ending December 31, 2016 cannot be made.

The Components of the Net Deferred Tax Assets (DTAs) recognized in the Company’s Assets, Liabilities, Surplus and Other Funds are as follows:

Description	December 31, 2015
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$79	$—	$79
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	79	—	79
Deferred Tax Assets Nonadmitted	56	—	56

Subtotal Net Admitted Deferred Tax Asset	23	—	23
Deferred Tax Liabilities (DTLs)	9	—	9

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$14	$—	$14

B-108

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2014
(In millions)	Ordinary	Capital	Total
Gross Deferred Tax Assets	$68	$4	$72
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	68	4	72
Deferred Tax Assets Nonadmitted	39	4	43

Subtotal Net Admitted Deferred Tax Asset	29	—	29
Deferred Tax Liabilities	16	—	16

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$13	$—	$13

	Change
	Ordinary	Capital	Total
Gross Deferred Tax Assets	$11	$(4)	$7
Statutory valuation allowance adjustments	—	—	—

Adjusted Gross Deferred Tax Assets	11	(4)	7
Deferred Tax Assets Nonadmitted	17	(4)	13

Subtotal Net Admitted Deferred Tax Asset	(6)	—	(6)
Deferred Tax Liabilities	(7)	—	(7)

Net Admitted Deferred Tax Asset/(Net Deferred Tax Liability)	$1	$—	$1

Deferred income taxes are generally recognized, based on enacted tax rates, when assets and liabilities have different values for financial statement and tax purposes. A valuation allowance is recorded to reduce any portion of the deferred tax asset that is expected to more likely than not be realized. The Company’s management has concluded that the deferred income tax assets are more likely than not to be realized. Therefore, no valuation allowance has been provided.

Admission calculation components SSAP No. 101 (Paragraph 11)

The Company follows the guidance in Statement of Statutory Accounting Principles No. 101 – Income Taxes. The Company exceeded the 300% minimum RBC requirement at December 31, 2015 and expects to exceed this minimum during 2016.

Description	December 31, 2015
(in millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$—	$—	$—
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	14	—	14
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	14	—	14
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	36	—	36
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	9	—	9

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$23	$—	$23

B-109

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2014
(in millions)	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$1	$—	$1
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	12	—	12
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	12	—	12
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	32	—	32
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	16	—	16

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$29	$—	$29

	Change
	Ordinary	Capital	Total
a. Federal Income Taxes Paid In Prior Years Recoverable Through Loss Carrybacks.	$(1)	$—	$(1)
b. Adjusted Gross Deferred Tax Assets Expected To Be Realized (Excluding The Amount Of Deferred Tax Assets From a, above) After Application of the Threshold Limitation. (The Lesser of b.i. and b.ii. Below)	2	—	2
The lesser of:
i. Adjusted Gross Deferred Tax Assets Expected To Be Realized Following The Balance Sheet Date	2	—	2
ii. Adjusted Gross Deferred Tax Assets Allowed per Limitation Threshold.	4	—	4
c. Adjusted Gross Deferred Tax Assets (Excluding The Amount Of Deferred Tax Assets From a. and b. above) Offset by Gross Deferred Tax Liabilities.	(7)	—	(7)

Deferred Tax Assets Admitted as the result of application of SSAP No. 101.Total (a. + b. + c.)	$(6)	$—	$(6)

	2015	2014
Ratio Percentage Used To Determine Recovery Period And Threshold Limitation Amount	799%	726%
Amount Of Adjusted Capital And Surplus Used To Determine Recovery Period And Threshold Limitation	$267	$233

Impact of Tax Planning Strategies

Description	December 31, 2015
(in millions, except percentages)	Ordinary	Capital
(a) Determination of adjusted gross deferred assets and net admitted deferred tax assets, by tax character as a percentage of total.
(1) Adjusted Gross DTAs	79	—
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	23	—
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	60%	0%

B-110

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	December 31, 2014
(in millions, except percentages)	Ordinary	Capital
(1) Adjusted Gross DTAs	68	4
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	18%	0%
(3) Net Admitted Adjusted Gross DTAs	29	0
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	45%	0%

	Change
	Ordinary	Capital
(1) Adjusted Gross DTAs	11	(4)
(2) Percentage of adjusted gross DTA’s by tax character attributable to the impact of tax planning strategies	0%	0%
(3) Net Admitted Adjusted Gross DTAs	(6)	0
(4) Percentage of net admitted adjusted Gross DTAs by tax character admitted because of the impact of tax planning strategies	15%	0%

All DTL were recognized as of December 31, 2015 and 2014.

Current Tax and Change in Deferred Tax:

Current income taxes incurred consist of the following major components at December 31, 2015 and 2014:

Description	2015	2014
	(In millions)
Federal income tax benefit on operating loss	$(25)	$(12)
Prior year underaccrual (overaccrual)	(4)	(8)
Contingent tax	1	3
Foreign	(1)	(1)

Current federal operations income tax benefit	(29)	(18)
Current Federal capital gains income tax expense	1	1

Total current federal income tax benefit	$(28)	$(17)

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2015 and 2014 were as follows:

Description	2015	2014	Change
	(In millions)
DTAs Resulting from Book/Tax Differences in:
Ordinary:
Reserves	$59	$48	$11
Policy acquisition costs	20	20	—

Gross ordinary DTAs—(admitted and nonadmitted)	$79	$68	$11

Statutory valuation allowance adjustment—ordinary	—	—	—
Total ordinary DTAs—(nonadmitted)	56	39	17

Admitted ordinary DTAs	$23	$29	$(6)

B-111

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Description	2015	2014	Change
	(In millions)
Capital:
Impaired securities	$—	$4	$(4)

Gross capital DTAs—(admitted and nonadmitted)	$—	$4	$(4)

Statutory valuation allowance adjustment—capital	—	—	—
Total capital DTAs—(nonadmitted)	—	4	(4)

Admitted capital DTAs	—	—	—

Total admitted DTAs	$23	$29	$(6)

DTLs Resulting from Book/Tax Differences in:
Ordinary:
Market discount	$2	$2	$—
Reserves	7	14	(7)

Total Ordinary DTLs	$9	$16	$(7)

Capital:

Total DTL	$9	$16	$(7)

Net admitted DTAs/(DTLs)	$14	$13	$1

The change in net deferred Federal income taxes is comprised of the following:

	2015	2014	Change
Adjusted gross deferred tax assets	$79	$72	$7
Total Deferred Tax Liabilities	9	16	(7)

Net deferred tax assets (liabilities)	$70	$56	14

Tax effect of unrealized capital gains			5

Change in net deferred federal income tax benefit			$19

Contingent Tax Liabilities:

As of December 31, 2015, the Company had $7 million of unrecognized tax benefits and related interest expense, if recognized, all of which would affect the Company’s annual effective tax rate. Because of the impact of deferred tax accounting, other than interest and penalties, the disallowance of the shorter deductibility period would not affect the annual effective tax rate but would accelerate the payment of cash to the taxing authority to an earlier period.

The Company recognizes interest and penalties accrued related to unrecognized tax benefits in income tax expense. For the years ended December 31, 2015 and 2014, the Company recognized approximately $1 million and $3 million in interest and penalties, respectively. The Company has approximately $7 million and $6 million accrued for payment of interest and penalties at years 2015 and 2014, respectively.

B-112

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Reconciliation of Federal Income Tax Rate to Actual Effective Rate:

The provision for federal income taxes incurred is different from that which would be obtained by applying the statutory federal income tax rate to income before income taxes. The significant book to tax adjustments causing this difference is the following:

	2015	Effective Tax Rate*
	(In millions)
Net gain from operations after dividends to policyholders and before Federal income tax @ 35%	$8	35%
Net realized capital gains (losses) @ 35%	(26)	35%

Provision calculated at statutory rate	$(18)	35%
Dividends received deduction	(20)	38%
Other	(1)	(1%	)

Subtotal	$(39)	72%
Contingent taxes	1	(1%	)
Return to provision	(4)	8%
Deferred tax true-up	1	(1%	)
Foreign tax credit	(1)	1%

Total	$(42)	79%

Total current federal income tax benefit	$(28)	55%
Prior period correction	5	(10%	)
Change in net deferred federal income taxes benefit	(19)	34%

Total statutory income tax benefit	$(42)	79%

Operating Loss and Tax Credit Carryforwards:

As of December 31, 2015, the Company does not have any net ordinary loss carryforwards, capital loss carryforwards or tax credit carryforwards.

The following are income taxes incurred in prior years that are available for recoupment in the event of future net losses:

Year	Ordinary	Capital	Total
		(In millions)
2015	$—	$1	$1
2014	—	1	1
2013	—	—	—

Total	$—	$2	$2

NOTE 7—REINSURANCE CEDED

The Company enters into coinsurance, modified coinsurance and yearly renewable term agreements with The Guardian and outside parties to provide for reinsurance of selected variable annuity contracts and group life and individual life policies. Under the terms of the modified coinsurance agreements with The Guardian, reserves ceded to the reinsured business and corresponding assets held by the Company amounted to $403 million and $430 million at December 31, 2015 and 2014, respectively. The reinsurance contracts do not relieve the Company of its primary obligation for policyowner benefits. Failure of reinsurers to honor their obligations could result in losses to the Company; consequently, the Company evaluates the financial condition of its reinsurers in order to minimize its exposure to losses from reinsurer insolvencies.

The Company entered into an Individual Life Yearly Renewable Term reinsurance agreement with The Guardian effective January 1, 2011. Under the terms of the agreement, GIAC cedes The Guardian a 90.00% quota share of the mortality risk on its secondary guarantee flexible premium universal life insurance business.

B-113

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

The effect of these reinsurance cession agreements on the components of the Company’s gains (losses) from operations in the accompanying Statutory Basis Statements of Operations were as follows:

	2015			2014
	The Guardian	Outside Parties	Total	The Guardian	Outside Parties	Total
			(In millions)
Premiums and annuity considerations	$(33)	$(6)	$(39)	$(40)	$(7)	$(47)
Commissions and other expenses	5	—	5	6	—	6
Reserve adjustments on reinsurance ceded and other income	(28)	—	(28)	(31)	—	(31)

Total Revenues	(56)	(6)	(62)	(65)	(7)	(72)

Policyholder and contract benefits	(47)	—	(47)	(64)	—	(64)
Decrease (increase) in aggregate reserves	(20)	(3)	(23)	(9)	2	(7)

Total expenses	(67)	(3)	(70)	(73)	2	(71)

Net gain (loss) on operations from reinsurance ceded	$11	$(3)	$8	$8	$(9)	$(1)

NOTE 8—RELATED PARTY TRANSACTIONS

General Operating Expense Agreement:

The Company is billed by The Guardian for all compensation and related employee benefits for those employees of The Guardian who are engaged in the Company’s business and for the Company’s use of The Guardian’s centralized services and agency force. The amounts charged for these services amounted to $149 million and $147 million in 2015 and 2014, respectively, which are in “General insurance expenses and Commissions and other expenses” in the Statutory Basis Statements of Operations, of which $16 million and $17 million are unpaid and included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2015 and 2014, respectively.

Investments:

At December 31, 2015 and 2014, respectively, approximately 21% and 23% of the Company’s separate account assets are invested in affiliated mutual funds that are advised by RS Investments and sub-advised by GIS/PAIA (see Note 1). Each of these funds has an investment advisory agreement with RS Investments. Separate account assets under management invested in affiliated mutual funds amounted to $2,641 million and $2,995 million as of December 31, 2015 and 2014, respectively.

Capital:

On February 26, 2013, The Guardian’s Board of Directors granted authority to contribute up to $125 million of capital to GIAC, over the next 3 years, to fund the continued growth in the variable annuity and fixed annuity platforms, as well as continued investments in the 401k platform. Effective November 18, 2015, The Guardian’s Board of Directors granted an additional $50 million of capital to GIAC. For the years ended December 31, 2015 and 2014, the Company received a total of $50 million and $40 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which is reflected under “Cash flows from financing and miscellaneous activities” in the Statutory Basis Statements of Cash Flows.

For the years ended December 31, 2015 and 2014, the Company also received $0 million and $16 million, respectively, from the Guardian as an additional paid-in and contributed surplus, which was transferred to PAS as a capital contribution.

The Company made an initial funding to HSF in the form of a $5 million capital contribution and an $16 million draw down from a $20 million loan commitment with HSF in 2014 and an additional $5 million capital contribution and a $4 million loan commitment in 2015. The full loan commitment balance was repaid from HSF to GIAC on May 29, 2015.

B-114

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

Administrative Services Agreement:

The Company had an administrative services agreement with GIS and RS that provides for fee income to GIAC calculated based on the monthly/quarterly average assets of the affiliated mutual funds’ participation within GIAC’s variable insurance products separate accounts. Effective November 24, 2015, the administrative services agreement was terminated between GIAC and GIS and the same agreement was replaced between GIAC and RSFD effective December 1, 2015. For the years ended December 31, 2015 and 2014, such fee income amounted to $4 million, respectively which is reflected in “Service fees” in the Statutory Basis Statements of Operations, of which $1 million are receivables and are included in “Due to parent and affiliates” in the Statutory Basis Balance Sheets at December 31, 2015 and 2014, respectively.

Reimbursement Agreement:

Prior to November 5, 2015, the Company had a reimbursement agreement with GIS whereby GIS provides for administrative and distribution services to the RS International Growth Fund and RS Emerging Markets Fund (the “Funds”) (See Note 1). For each year during which the Company receives a dividend from GBG, GIAC will reimburse GIS for dividends attributable to shares of the Funds that are not offered through the separate accounts and for which GIAC does not provide administrative services. The amount of such reimbursement will be calculated based on the average daily net assets of the Funds for the periods during which earnings have been accumulated that support the payment of such dividend or dividends. For the years ended December 31, 2015 and 2014, the dividends received by the Company from GBG amounted to $0 million and $0.3 million, respectively, which are included in “Net investment income” of which the Company reimbursed GIS $0 million and $0.1 million, respectively, which are included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The Company terminated the reimbursement agreement with GIS on November 5, 2015 in light of the dissolution of GBG (See Note 1).

Line of Credit:

Effective May 21, 2015, the Company (Borrower) amended its revolving line of credit agreement with The Guardian (Lender) from $225 million to $300 million, which was further amended to $350 million effective December 3, 2015. The terms of the credit agreement state that future drawing, if any, (not at the time overdue) shall bear interest at a rate per annum equal to (a) the Prime Rate plus 1.00% if a Prime Rate Loan or (b) the Eurodollar Rate plus 1.00% if a Eurodollar Rate Loan. In the event any drawing on the line of credit becomes due, whether by acceleration or otherwise, it shall bear interest at a rate per annum equal to the Prime Rate plus 2.00%. Additionally, a commitment fee equal to 0.125% per annum of the amount of this line of credit shall be paid by Borrower to Lender, such amount to be paid in quarterly installments on the last day of each March, June, September and December or on the termination of this line of credit. The line of credit agreement shall have an initial term of 364 days beginning with the date first stated above, and shall automatically renew for successive periods of 364 days, unless the Lender shall notify the Borrower of its intention not to renew the line of credit agreement not less than sixty (60) days prior to the expiration of the then existing term. As of December 31, 2015 and 2014, the amount of drawings on the line of credit amounted to $105 million and $177 million, respectively, are included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets. Interest expense and commitment fees of $2.0 million and $1.2 million and $0.2 million and $0.1 million in 2015 and 2014, respectively, are included in “Net investment income” in the Statutory Basis Statements of Operations, of which $47 thousand and $133 thousand are unpaid interest expense included in “Intercompany borrowed funds” in the Statutory Basis Balance Sheets as of December 31, 2015 and 2014, respectively.

Commission:

The Company has a selling agreement with its affiliate PAS. The Company authorizes PAS’ registered representatives who are also insurance agents, to solicit and sell certain insurance and annuity contracts on behalf of the Company (See Note 1). For the years ended December 31, 2015 and 2014, the Company paid commissions to PAS which amounted to $61 million and $54 million, respectively, which is included in “Commissions and other expenses” in the Statutory Basis Statements of Operations. The payable for such expenses were $0 million and $0.2 million at December 31, 2015 and 2014, respectively, and is included in “Other liabilities” in the Statutory Basis Balance Sheet.

Settlement of Intercompany Transactions:

In accordance with NAIC SAP, all transactions between related parties are required to have a written agreement that provides for a timely settlement of amounts owed, including a specific due date. Amounts over 90 days due are to be non-admitted along with any uncollected receivable from a related party that is not part of a written agreement. The Company has

B-115

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

determined that written agreements are in place for all intercompany transactions and that these written agreements contain specific due dates. As of December 31, 2015, no intercompany receivable due to the Company is over 90 days past due.

NOTE 9—SEPARATE ACCOUNTS

General Nature and Characteristics of Separate Account Business:

Separate and variable accounts held by the Company represent primarily funds for which there are no guarantees. The assets of the Company’s separate accounts are carried at book value, which approximates fair value.

In accordance with the products/transactions recorded within the separate accounts, all assets are considered legally insulated from the general account. The legal insulation of the separate accounts assets prevents such assets from being generally available to satisfy claims resulting from the general account.

As of December 31, 2015 and 2014, the Company’s separate accounts statement included legally insulated assets of $12,633 million and $12,809 million, respectively, of which $3 million and $2 million, respectively, were the additional amounts being transferred into the Company’s separate accounts from the general account of the Company. These amounts represent mortality risk fully borne by the Company’s general account and may result in additional amounts being transferred into the Company’s separate accounts to cover greater longevity of annuitants than expected. Conversely, if the amounts allocated exceed the amounts required, transfers may be made to the Company’s general account. There was no seed money due to the general account of the Company from the Company’s separate accounts in 2015 and 2014. Fees and expenses due or accrued to the Company’s general account were $287 million and $264 million as of December 31, 2015 and 2014, respectively.

In accordance with the products/transaction recorded within the separate accounts, some separate accounts liabilities are guaranteed by the general account.

As of December 31, 2015 and 2014, the general account of the Company had a maximum guarantee for separate accounts liabilities of $759 million and $134 million, respectively (See “NAR” in Note 2). To compensate the general account for the risk taken, the separate accounts have paid risk charges of $248 million and $236 million for the years ended December 31, 2015 and 2014, respectively.

The general account of the Company had paid $0 million and $0.1 million towards separate accounts guarantees for the years ended December 31, 2015 and 2014, respectively.

The Company does not engage in securities lending transactions within the separate accounts.

Information regarding the separate accounts of the Company for the years ended December 31, 2015 and 2014 were as follows:

December 31, 2015	Non-indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,527	$1,527

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,308	$12,308
Market value/not subject to discretionary withdrawals	—	35	35

Total reserves for separate accounts	—	12,343	12,343

Charges for investment management administration and contract guarantees	—	55	55
Accrued expense allowances	—	232	232

Separate accounts liabilities	$—	$12,630	$12,630

B-116

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

December 31, 2014	Non-Indexed Guarantee Less Than/Equal to 4%	Non- Guaranteed Separate Accounts	Total
		(In millions)
Premium, considerations and deposits for the year ended:	$—	$1,343	$1,343

Reserves by valuation basis and withdrawal characteristics:
Market value	$—	$12,522	$12,522
Market value/not subject to discretionary withdrawals	—	21	21

Total reserves for separate accounts	—	12,543	12,543

Charges for investment management administration and contract guarantees	—	51	51
Accrued expense allowances	—	213	213

Separate accounts liabilities	$—	$12,807	$12,807

The following represents a reconciliation of net transfers from the Company to the separate accounts. Transfers are reported in the Summary of Operations of the Separate Account Annual Statement:

	2015	2014
	(In millions)
Transfers to separate accounts:
Non-indexed guarantee less than/equal to 4%	$—	$—
Non-guaranteed separate accounts	1,527	1,343
Transfers from separate accounts:
Non-indexed guarantee less than/equal to 4%	—	—
Non-guaranteed separate accounts	(1,727)	(1,654)

Net transfers from separate accounts	(200)	(311)

Reconciling Adjustments:
Mortality and expense guarantees—variable	152	149
Administrative fees—variable annuity	98	87
Cost of insurance	16	17

Total adjustments	266	253

Net transfers to (from) separate accounts as reported in the Statutory Basis Statements of Operations of the Company	$66	$(58)

B-117

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 10—ANALYSIS OF ANNUITY ACTUARIAL RESERVES AND DEPOSIT LIABILITIES BY WITHDRAWAL CHARACTERISTICS

Withdrawal characteristics of annuity actuarial reserves and deposit type contract funds and other liabilities without life or disability contingencies as of December 31, 2015 and 2014 were as follows:

December 31, 2015	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$97	$—	$—	$97	1%
At book value less current surrender charge of 5% or more	27	—	—	27	0%
At fair value	—	8,865	2,957	11,822	81%

Total with adjustment or at market value	124	8,865	2,957	11,946	82%
At book value without adjustment (minimal or no charge or adjustment)	1,038	—	—	1,038	7%
Not subjected to discretionary withdrawal	1,598	35	—	1,633	11%

Total (gross)	2,760	8,900	2,957	14,617	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,760	$8,900	$2,957	$14,617	100%

December 31, 2014	General Account	Separate Account with Guarantees	Separate Account Non-Guaranteed	Total	Percentage of Total
		(In millions)
Subjected to discretionary withdrawal:
With market value adjustment	$86	$—	$—	$86	1%
At book value less current surrender charge of 5% or more	40	—	—	40	0%
At fair value	—	9,123	2,869	11,992	83%

Total with adjustment or at market value	126	9,123	2,869	12,118	84%
At book value without adjustment (minimal or no charge or adjustment)	1,099	—	—	1,099	8%
Not subjected to discretionary withdrawal	1,139	21	—	1,160	8%

Total (gross)	2,364	9,144	2,869	14,377	100%
Reinsurance ceded	—	—	—	—	—

Total (net)	$2,364	$9,144	$2,869	$14,377	100%

NOTE 11—COMMITMENTS

The Company had commitments to fund mortgage loans or other investments in the normal course of business, which totaled $35 million and $0 million in 2015 and 2014, respectively.

NOTE 12—LITIGATION

The Company is engaged in various legal actions arising out of its insurance and investment operations. In the opinion of management, any losses together with the ultimate liability resulting from such actions would not have a material adverse effect on the financial position or cash flows of the Company.

B-118

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

NOTES TO STATUTORY BASIS FINANCIAL STATEMENTS

NOTE 13—FINANCIAL INFORMATION

Applicable insurance department regulations require that the Company prepare statutory financial statements in accordance with statutory accounting practices prescribed or permitted by the Delaware Department of Insurance.

Under the Delaware Insurance Law, the maximum amounts of distributions that can be made to the Company’s parent in any given year, without prior approval by the Delaware Commissioner of Insurance, is equal to the greater of (i) 10.00% of the Company’s surplus as of December 31 of the preceding calendar year, or (ii) the net gain from operations for the preceding calendar year (excluding realized investment losses). Any dividends paid, whether or not in excess of the aforementioned threshold, from a source other than statutory earned surplus also requires the prior approval of the Delaware Commissioner of Insurance. At December 31, 2015, the maximum amount of dividends the Company could pay The Guardian in 2016 without prior approval from the state insurance regulatory authorities was $26 million.

The following reconciles the statutory net loss of the Company as reported to the regulatory authorities to consolidated GAAP net (loss) gain:

	2015	2014
	(In millions)
Statutory net loss	$(24)	$—
Adjustments to reconcile to GAAP:
Net loss of subsidiaries	—	(12)
Change in deferred policy acquisition costs	24	94
Future policy benefits	(94)	(160)
Reinsurance	(2)	1
Federal income tax benefit	38	29
Transfer to interest maintenance reserve	1	3
Amortization of interest maintenance reserve	(1)	(3)

Consolidated GAAP net loss	$(58)	$(48)

The following reconciles the statutory capital and surplus of the Company as reported to the regulatory authorities to consolidated GAAP stockholder’s equity:

	2015	2014
	(In millions)
Statutory capital and surplus	$260	$227
Add (deduct) cumulative effect of adjustments:
Deferred policy acquisition costs	565	532
Elimination of asset valuation reserve	21	19
Future policy benefits	(95)	(7)
Establishment of additional deferred federal income taxes	6	(71)
Unrealized (loss) gains on investments	(30)	77
Separate account accrued expense allowances	(232)	(213)
Other liabilities	(67)	(64)

Consolidated GAAP stockholder’s equity	$428	$500

NOTE 14—SUBSEQUENT EVENTS

The Company considers events occurring after the balance sheet date but prior to February 26, 2016, the issuance of the financial statements to be subsequent events requiring disclosure. The Company is expecting to issue the loan commitment to HSF for approximately $14 million before the end of March 2016.

B-119

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2015

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

The following is a summary of certain financial data included in other exhibits and schedules subjected to audit procedures by independent auditors and utilized by actuaries in the determination of reserves.

	2015	Annual Statement References
Investment Income Earned		Exhibit of Net Investment Income
U.S. Government bonds	$559,061
Bonds exempt from U.S. tax	—
Other bonds (unaffiliated)	88,791,567
Bonds of affiliates	295,721
Preferred stocks (unaffiliated)	—
Preferred stocks of affiliates	—
Common stocks (unaffiliated)	—
Common stocks of affiliates	—
Mortgage loans	6,744,547
Real estate	—
Contract loans	7,206,361
Cash, cash equivalents and short-term investments	89,635
Derivative instruments	—
Other invested assets	—
Aggregate write-ins for investment income	45

Total gross investment income	$103,686,937

Real Estate Owned—Statement Value	—	Schedule A

Mortgage Loans—Book Value
Farm mortgages	$—	Schedule B
Residential mortgages	—
Commercial mortgages	227,085,151

Total mortgage loans	$227,085,151

Mortgage Loans by Standing—Book Value
Good standing	$—	Schedule B
Interest overdue more than 3 months, not in foreclosure	—
Foreclosure in process	—

Total mortgage loans	$—

Other Long-Term Invested Assets—Statement Value	31,727,913	Schedule BA, Part 1
Bonds and Stocks of Parents, Subsidiaries and Affiliates—Book Value		Schedule D, Summary by Country
Bonds	—
Preferred stocks	—
Common stocks	—

B-120

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2015

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2015	Annual Statement References
Bonds and Short-Term Investments by Class & Maturity		Schedule D, Part 1A, Sec. 1
Bonds by Maturity—Statement Value
Due within one year or less	$175,983,619
Over 1 year through 5 years	1,106,070,889
Over 5 years through 10 years	685,510,186
Over 10 years through 20 years	250,328,281
Over 20 years	587,761,160

Total by Maturity	$2,805,654,135

Bonds by Class—Statement Value
Class 1	$1,649,591,180
Class 2	1,068,207,260
Class 3	79,283,774
Class 4	6,817,643
Class 5	1,754,278
Class 6	—

Total by Class	$2,805,654,135

Total Bonds Publicly Traded	2,293,682,353
Total Bonds Privately Placed	511,971,782
Preferred Stocks—Fair Value	—	Schedule D, Part 2, Sec. 1
Common Stocks—Fair Value	—	Schedule D, Part 2, Sec. 2
Short-Term Investments—Book Value	41,545,447	Schedule DA, Part 1
Options, Caps Floors, Collars, Swaps and Forwards	—	Schedule DB, Part A, Sec. 1
Financial Futures Contracts Open—Current Price	1,022,173,895	Schedule DB, Part B, Sec. 1
Cash on Deposit	(11,636,806)	Schedule E—Part 1

Life Insurance in Force (Net of Reinsurance)		Exhibit of Life Insurance
Industrial	—
Ordinary	660,755,000
Credit Life	—
Group Life	23,094,000
Amount of Additional Accidental Death Insurance In Force under Ordinary Policies	22,941,000	Exhibit of Life Insurance
Life Insurance Policies with Disability Provisions In Force		Exhibit of Life Insurance
Industrial	—
Ordinary	906,823,000
Credit Life	—
Group Life	217,815,000

B-121

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

ANNUAL STATEMENT FOR THE YEAR ENDED DECEMBER 31, 2015

SUPPLEMENTAL SCHEDULE OF ASSETS AND LIABILITIES

SCHEDULE 1—SELECTED FINANCIAL DATA

	2015	Annual Statement References
Supplementary Contracts in Force		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Ordinary—Not Involving Life Contingencies	—
Amount on Deposit	—
Income Payable
Ordinary—Involving Life Contingencies
Income Payable	—
Group—Not Involving Life Contingencies
Amount on Deposit	—
Income Payable	—
Group—Involving Life Contingencies
Income Payable	—

Annuities—Ordinary		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Immediate
Amount of Income Payable	119,581,801
Deferred—Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	9,719,209,014

Annuities—Group		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Amount of Income Payable	—
Fully Paid Account Balance	—
Deferred—Not Fully Paid—Account Balance	2,076,059,732

Accident and Health Insurance—Premiums in Force
Group	—
Credit	—
Other	—

Deposit Funds and Dividend Accumulations		Exhibit of Number of Policies, Contracts, Certificates, Income Payable and Account Values In Force for Supplementary Contracts, Annuities, A & H and Other Policies
Deposit Funds—Account Balance	1,061,375,716
Dividend Accumulations—Account Balance	—

B-122

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

Section 2. Investment Risk Interrogatories

Answer the following interrogatories by stating the applicable U.S. dollar amounts and percentages of the reporting entity’s total admitted assets held in that category of investments.

1.	State the reporting entity’s total admitted assets as reported on page two of the annual statement.
$3,250,035,565

2.	State the ten largest exposures to a single issuer/borrower/investment.

	Issuer	Description of Exposure	Amount	Percentage of Total Admitted Assets
a.	Bank of America Corp.	Bonds	$21,099,758	0.6%
b.	Ford Mortor Company	Bonds	$19,682,487	0.6%
c.	AT&T Inc.	Bonds	$19,063,856	0.6%
d.	Citigroup Inc.	Bonds	$18,290,817	0.6%
e.	CVS Health Corp.	Bonds	$16,958,520	0.5%
f.	Park Avenue Securities	Other Invested Asset	$16,427,240	0.5%
g.	Abbvie Inc.	Bonds	$15,955,798	0.5%
h.	Historic TW Inc.	Bonds	$15,911,863	0.5%
i.	Eastman Chemical Co.	Bonds	$15,774,116	0.5%
j.	Aetna Inc.	Bonds	$15,424,743	0.5%

3.	State the amounts and percentages of the reporting entity’s total admitted assets held in bonds and preferred stocks by NAIC rating:

Bonds	Amount	Percentage of Total Admitted Assets	Preferred Stocks	Amount	Percentage of Total Admitted Assets
NAIC-1	$1,649,591,180	50.8%	P/RP-1	$—	0.0%
NAIC-2	$1,068,207,260	32.9%	P/RP-2	$—	0.0%
NAIC-3	$79,283,774	2.4%	P/RP-3	$—	0.0%
NAIC-4	$6,817,643	0.2%	P/RP-4	$—	0.0%
NAIC-5	$1,754,278	0.1%	P/RP-5	$—	0.0%
NAIC-6	$—	0.0%	P/RP-6	$—	0.0%

4.	Assets held in foreign investments:

	Amount	Percentage
a. Are assets held in foreign investments less than 2.5% of the entity’s total admitted assets? Yes { } No {X}
b. Total admitted assets held in foreign investments	$457,219,768	14.1%
c. Foreign-currency-denominated investments	$—	0.0%
d. Insurance liabilities denominated in that same foreign currency	$—	0.0%

5.	Aggregate foreign investment exposure categorized by NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1	$348,210,917	10.7%
Countries rated NAIC-2	$24,901,951	0.8%
Countries rated NAIC-3 or below	$3,000,000	0.1%

B-123

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

6.	Largest foreign investment exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
Countries rated NAIC-1:
Country: United Kingdom	$44,571,049	1.4%
Country: Mexico	$11,974,311	0.4%
Countries rated NAIC-2:
Country: United Kingdom	$44,571,049	1.4%
Country: Mexico	$8,927,640	0.3%
Countries rated NAIC-3 or below
Country: Netherlands	$4,311,947	0.1%

	Amount	Percentage
7. Aggregate unhedged foreign currency exposure:	$—	0.0%

8.	Aggregate unhedged foreign currency exposure categorized by NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1	$—	0.0%
ii. Countries rated NAIC-2	$—	0.0%
iii. Countries rated NAIC-3 or below:	$—	0.0%

9.	Largest unhedged foreign currency exposures by country, categorized by the country’s NAIC sovereign rating:

	Amount	Percentage
i. Countries rated NAIC-1:
Country: France	$—	0.0%
ii. Countries rated NAIC-2:
Country:	$—	0.0%
iii. Countries rated NAIC-3 or below
Country:	$—	0.0%

10.	Ten largest non-sovereign (i.e. non-governmental) foreign issues:

	Issuer	NAIC Rating	Amount	Percentage
1.	Bank of Montreal	1FE	$10,606,254	0.3%
2.	Deutsche Bank AG London	1FE	$10,062,081	0.3%
3.	Swedbank AB	1FE	$10,030,320	0.3%
4.	Rabobank Nederland NY	1FE	$9,037,949	0.3%
5.	HSBC Bank PLC	1FE	$7,943,505	0.2%
6.	XLIT Ltd.	2FE	$7,059,266	0.2%
7.	Tyco International Finance	1FE	$7,004,709	0.2%
8.	Astrazeneca PLC	1FE	$6,400,249	0.2%
9.	Petroleos Mexicanos	2FE	$6,118,009	0.2%
10.	Barclays Bank PLC	1FE	$6,037,215	0.2%

11.	State the amounts and percentages of the reporting entity’s total admitted assets held in Canadian investments and unhedged Canadian currency exposure.

Are assets held in Canadian investments less than 2.5% of the reporting entity’s total admitted assets? Yes {  }    No  {  }

B-124

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

12.	State the aggregate amounts and percentages of the reporting entity’s total admitted assets held in investments with contractual sales restrictions.

Are assets held in investments with contractual sales restrictions less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

13.	State the amounts and percentages of admitted assets held in the ten largest equity interests.

Are assets held in equity interests less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {  }    No  {  }

14.	State the amounts and percentages of the reporting entity’s total admitted assets held in nonaffiliated, privately placed equities.

Are assets held in nonaffiliated, privately placed equities less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required.    Yes {X}    No  {  }

15.	State the amounts and percentages of the reporting entity’s total admitted assets held in general partnership interests:

Are assets held in general partnership interests less than 2.5% of the reporting entity’s total admitted assets?

If yes, details not required?    Yes {X}    No  {  }

16.	State the amounts and percentages of the reporting entity’s total admitted assets held in mortgage loans:

Are mortgage loans reported in Schedule B less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes {  }    No  {X}

Type (Residential, Commerical, Agricultural)		Amount	Percentage of Total Admitted Assets
a.	Commercial	$9,807,240	0.3%
b.	Commercial	$9,770,772	0.3%
c.	Commercial	$9,000,000	0.3%
d.	Commercial	$7,000,000	0.2%
e.	Commercial	$5,000,000	0.2%
f.	Commercial	$5,000,000	0.2%
g.	Commercial	$5,000,000	0.2%
h.	Commercial	$5,000,000	0.2%
i.	Commercial	$5,000,000	0.2%
j.	Commercial	$5,000,000	0.2%

17.	Aggregate mortgage loans having the following loan-to-value ratios as determined from the most current appraisal as of the annual statement date:

	Residential		Commercial		Agricultural
Loan to Value	Amount	Percentage	Amount	Percentage	Amount	Percentage
above 95%	$—	0.0%	$—	0.0%	$—	0.0%
91 to 95%	$—	0.0%	$—	0.0%	$—	0.0%
81 to 90%	$—	0.0%	$—	0.0%	$—	0.0%
71 to 80%	$—	0.0%	$—	0.0%	$—	0.0%
below 70%	$—	0.0%	$227,085,152	7.0%	$—	0.0%

B-125

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INVESTMENTS OF REPORTING ENTITY—APPENDIX A-001

AS OF DECEMBER 31, 2015

18.	State the amounts and percentages of the reporting entity’s total admitted assets held in each of the five largest investments in real estate:

Are assets held in real estate less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

19.	State the amounts and percentages of the reporting entity’s total admitted assets held in investments held in mezzanine real estate loans:

Are assets held in mezzanine real estate loans less than 2.5% of the reporting entity’s total admitted assets? If yes, details not required?    Yes  {    }    No  {    }

20.	State the amounts and percentages of the reporting entity’s total admitted assets subject to the following types of agreements:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Securities lending agreements (do not include assets held as collateral for such transactions)	$—	%	$—	$—	$—
b.	Repurchase agreements	$—	%	$—	$—	$—
c.	Reverse repurchase agreements	$—	%	$—	$—	$—
d.	Dollar repurchase agreements	$—	%	$—	$—	$—
e.	Dollar reverse repurchase agreements	$—	%	$—	$—	$—

21.	State the amounts and percentages of the entity’s total admitted assets for warrants not attached to other financial instruments, options, caps, and floors:

		Owned		Written
a.	Hedging	$—	%	$—	%
b.	Income generation	$—	%	$—	%
c.	Other	$—	%	$—	%

22.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for collars, swaps, and forwards:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$—	%	$—	$—	$—
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

23.	State the amounts and percentages of the reporting entity’s total admitted assets of potential exposure for futures contracts:

At End of Each Quarter (unaudited)
		At Year-End		1st Qtr	2nd Qtr	3rd Qtr
a.	Hedging	$45,161,350	1.4%	$36,169,000	$32,056,300	$56,371,000
b.	Income generation	$—	%	$—	$—	$—
c.	Replications	$—	%	$—	$—	$—
d.	Other	$—	%	$—	$—	$—

B-126

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2015

Section 3.  Summary Investment Schedule

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Bonds:
U.S. Treasury Securities	$72,931,281	2.29%	$72,931,281	2.29%
U.S. Government agency obligations (excluding mortgage-backed securities):
Issued by U.S. Government agencies	—	0.00%	—	0.00%
Issued by U.S. Government sponsored agencies	—	0.00%	—	0.00%
Non-U.S. Government (including Canada, excluding mortgage-backed securities):	—	0.00%	—	0.00%
Securities issued by states, territories and possessions and political subdivisions in the U.S.:
States, territories and possessions general obligations	5,605,240	0.18%	5,605,240	0.18%
Political subdivisions of states, territories and possessions and political subidivisions general obligations	—	0.00%	—	0.00%
Revenue and assessment obligations	11,351,980	0.36%	11,351,980	0.36%
Industrial development and similar obligations	—	0.00%	—	0.00%
Mortgage-backed securities (includes residential and commercial MBS):
Pass-through securities:
Issued or guaranteed by GNMA	10,809	0.00%	10,809	0.00%
Issued or guaranteed by FNMA and FHLMC	122,080	0.00%	122,080	0.00%
All other	—	0.00%	—	0.00%
CMOs and REMICs:
Issued or guaranteed by GNMA, FNMA, FHLMC or VA	—	0.00%	—	0.00%
Issued by non-U.S. Government issuers and collateralized by mortgage-backed securities issued or guaranteed by agencies as mentioned above	—	0.00%	—	0.00%
All other	151,103,587	4.74%	151,103,587	4.74%
Other debt and other fixed income securities (excluding short term):
Unaffiliated domestic securities (includes credit tenant loans and hybrid securities)	2,063,564,309	64.79%	2,063,564,309	64.79%
Unaffiliated non-U.S. securities (including Canada)	457,219,768	14.36%	457,219,768	14.36%
Affiliated securities	—	0.00%	—	0.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-127

The Guardian Insurance & Annuity Company, Inc.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

APPENDIX A-001

AS OF DECEMBER 31, 2015

Investment Categories	Gross Investment Holdings*		Admitted Assets as Reported in the Annual Statement
	Amount	Percentage	Amount	Percentage
Equity interests:
Investments in mutual funds	—	0.00%	—	0.00%
Preferred stocks:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Publicly traded equity securities (excluding preferred stocks):
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity securities:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Other equity interests including tangible personal property under lease:
Affiliated	—	0.00%	—	0.00%
Unaffiliated	—	0.00%	—	0.00%
Mortgage loans:
Construction and land development	—	0.00%	—	0.00%
Agricultural	—	0.00%	—	0.00%
Single family residential properties	—	0.00%	—	0.00%
Multifamily residential properties	—	0.00%	—	0.00%
Commercial loans	227,085,152	7.13%	227,085,152	7.13%
Mezzanine real estate loans	—	0.00%	—	0.00%
Real estate investments:
Property occupied by the Company	—	0.00%	—	0.00%
Property held for the production of income	—	0.00%	—	0.00%
Property held for sale	—	0.00%	—	0.00%
Contract loans	121,535,407	3.82%	121,535,407	3.82%
Derivatives	—	0.00%	—	0.00%
Receivables for securities	10,570,053	0.33%	10,570,053	0.33%
Securities lending	—	0.00%	—	0.00%
Cash, cash equivalents and short term investments	32,108,274	1.01%	32,108,274	1.01%
Other Invested Assets	31,727,914	1.00%	31,727,914	1.00%

Total Invested Assets	$3,184,935,854	100.00%	$3,184,935,854	100.00%

*	Gross Investment Holdings as valued in compliance with NAIC Accounting Practices & Procedures Manual

B-128

THE GUARDIAN INSURANCE & ANNUITY COMPANY, INC.

(A Wholly-Owned Subsidiary of The Guardian Life Insurance Company of America)

INDEPENDENT AUDITOR’S REPORT

To the Board of Directors of

The Guardian Insurance & Annuity Company, Inc.:

We have audited the accompanying statutory financial statements of Guardian Insurance & Annuity Company, Inc. which comprise the statutory basis balance sheets as of December 31, 2015 and 2014, and the related statutory basis statements of operations, changes in capital and surplus, and cash flows for the years then ended.

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of the financial statements in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance. Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditor’s Responsibility

Our responsibility is to express an opinion on the financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on our judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, we consider internal control relevant to the Company’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinion.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company on the basis of the accounting practices prescribed or permitted by the Delaware Department of Insurance, which is a basis of accounting other than accounting principles generally accepted in the United States of America.

The effects on the financial statements of the variances between the statutory basis of accounting described in Note 2 and accounting principles generally accepted in the United States of America are material.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the matter discussed in the “Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles” paragraph, the financial statements referred to above do not present fairly, in accordance with accounting principles generally accepted in the United States of America, the financial position of the Company as of December 31, 2015 and 2014, or the results of its operations or its cash flows for the years then ended.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities and surplus of the Company as of December 31, 2015 and 2014, and the results of its operations and its cash flows for the years then ended, in accordance with the accounting practices prescribed or permitted by the Delaware Department of Insurance described in Note 2.

B-129

Opinion on Supplemental Schedules

Our audit was conducted for the purpose of forming an opinion on the financial statements taken as a whole. The accompanying Schedule I—Selected Financial Data, Investment Risk Interrogatories, and Summary Investment Schedule of the Company (collectively “the supplemental schedules”) as of December 31, 2015 and for the year then ended are presented for purposes of additional analysis and are not a required part of the financial statements. The supplemental schedules are the responsibility of management and were derived from and relate directly to the underlying accounting and other records used to prepare the financial statements. The effects on the supplemental schedules of the variances between the statutory basis of accounting and accounting principles generally accepted in the United States of America, although not reasonably determinable, are presumed to be material. As a consequence, the supplemental schedules do not present fairly, in conformity with accounting principles generally accepted in the United States of America, such information of the Company as of December 31, 2015 and for the year then ended. The supplemental schedules have been subjected to the auditing procedures applied in the audit of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves and other additional procedures, in accordance with auditing standards generally accepted in the United States of America. In our opinion, the supplemental schedules are fairly stated, in all material respects, in relation to the financial statements taken as a whole.

/s/ PricewaterhouseCoopers LLP

February 26, 2016

B-130

The Guardian Separate Account R

PART C. OTHER INFORMATION

Item 24.	Financial Statements and Exhibits

(a)	The following financial statements have been incorporated by reference or are included in Part B:

(1)	The Guardian Separate Account R:

Statement of Assets and Liabilities as of December 31, 2015

Statement of Operations for the Year Ended December 31, 2015

Statements of Changes in Net Assets for the Years Ended December 31, 2015 and 2014

Notes to Financial Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(2)	The Guardian Insurance & Annuity Company, Inc.:

Statutory Basis Balance Sheets as of December 31, 2015 and 2014

Statutory Basis Statements of Operations for the Years Ended December 31, 2015 and 2014

Statutory Basis Statements of Changes in Surplus for the Years Ended December 31, 2015 and 2014

Statutory Basis Statements of Cash Flows for the Years Ended December 31, 2015 and 2014

Notes to Statutory Basis Statements

Report of PricewaterhouseCoopers LLP, Independent Registered Public Accounting Firm

(b)	Exhibits

Number	Description
1	Resolutions of the Board of Directors of The Guardian Insurance & Annuity Company, Inc. establishing Separate Account R(1)

2	Not Applicable

3	Underwriting and Distribution Contracts:

(a) Distribution and Service Agreement between The Guardian Insurance & Annuity Company, Inc. and Park Avenue Securities LLC(5)

(b) Form of GIAC Selling Agreement(5)

4	(a) Specimen of Variable Annuity Contract(1)

(b) Guaranteed Lifetime Withdrawal Benefit Rider (GLWB)(1)

(c) Fixed Dollar Cost Averaging (DCA)(1)

5	Form of Application for Variable Annuity Contract(2)

6	(a) Certificate of Incorporation of The Guardian Insurance & Annuity Company, Inc. dated March 2, 1970, as amended August 29, 1986 and December 21, 1999(1)

(b) By-laws of The Guardian Insurance & Annuity Company, Inc(1)

7	Not Applicable

8	Amended and Restated Agreement for Services and Reimbursement Therefor, between The Guardian Life Insurance Company of America and its Subsidiaries(1)

9	Opinion and consent of Counsel(3)

10	Consent of PricewaterhouseCoopers LLP(6)

11	Not Applicable

12	Not Applicable

13	(a) Power of Attorney executed by Michael B. Cefole(4)

(b) Power of Attorney executed by Marc Costantini(4)

(c) Power of Attorney executed by Donald P. Sullivan, Jr.(4)

(d) Power of Attorney executed by Michael Slipowitz(4)

(e) Power of Attorney executed by Gordon Dinsmore(6)

(1)	Incorporated by reference to the Registration Statement on Form N-4 (Reg. No. 333-179997) as initially filed on March 8, 2012.
(2)	Incorporated by reference to the Pre-effective Amendment No. 1 to the Registration Statement on Form N-4 (Reg. No. 333-179997) as filed on May 11, 2012.
(3)	Incorporated by reference to the Pre-effective Amendment No. 2 to the Registration Statement on Form N-4 (Reg. No. 333-179997) as filed on May 25, 2012.
(4)	Incorporated by reference to the Post-effective Amendment No. 2 to the Registration Statement on Form N-4 (Reg. No. 333-

179997) as filed on April 28, 2014.

(5)	Incorporated by reference to the Post-effective Amendment No. 3 to the Registration Statement on Form N-4 (Reg. No. 333-179997) as filed on April 27, 2015.
(6)	Filed herewith.

Item 25.	Directors and Officers of the Depositor

The following is a list of directors and principal officers of The Guardian Insurance & Annuity Company, Inc. (“GIAC”), the depositor of the Registrant. The principal business address of each director and officer is 7 Hanover Square, New York, New York 10004. List is effective as of April 14, 2016.

POSITION with GIAC	Name
Director & President	Gordon Dinsmore
Director	Marc Costantini
Director, Senior Vice President & Corporate Chief Actuary	Michael Slipowitz
Executive Vice President & Chief Investment Officer	Thomas G. Sorell
Executive Vice President & General Counsel	Tracy L. Rich
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Senior Vice President, Chief Financial Officer	Roberto C. Ecker
Senior Vice President, Product Management	Douglas Dubitsky
Senior Vice President, Counsel & Assistant Corporate Secretary	Richard T. Potter, Jr.
Senior Vice President, Chief Actuary- Individual Life	Charles Marino
Senior Managing Director, Head of Real Estate Investments	Robert T. O’Rourke
Senior Managing Director, Investments; Asset Allocation and Fixed Income Portfolio Management	Douglas Dupont
Senior Managing Director, Investments; Asset Liability and Equity Portfolio Management	Douglas Niemann
Managing Director	John Blaney
Managing Director	Kevin Booth
Managing Director	Douglas Gaylor
Managing Director	Robert J. Crimmins, Jr.
Managing Director	Thomas M. Donohue
Managing Director & Derivatives Risk Officer	Atanas H. Goranov
Managing Director, Head of Private Equity	Maurice Gordon
Managing Director	Paul Jablansky
Managing Director	Stewart M. Johnson
Managing Director, Private Placements	Brian E. Keating
Managing Director, Investment Actuary	Chi M. Kwok
Managing Director, Real Estate Portfolio Manager	Robert LoCascio
Managing Director	David J. Marmon
Managing Director	Robert A. Reale
Managing Director, Head of Commercial Mortgages Investments	Daniel Maples
Vice President and Actuary, Individual Life	Jess Geller
Vice President, Corporate Tax	Bruce P. Chapin
Vice President, Treasurer	Walter R. Skinner
Vice President & Director of Finance	John H. Walter
Vice President & Chief Compliance Officer	Linda Senker
Vice President, Strategic Initiatives & Distribution Support	Robert Chamerda
Vice President, Head of FP&A and Financial Reporting	Kevin Lyons
Vice President, Retirement Product Fund Management	Stuart Carlisle
Second Vice President, Controller Individual Life	Thomas L. Cahill
Second Vice President, Retirement Services	Travis Ovitt
Second Vice President, Product Management, Individual Annuity, Retirement Solutions	Nahulan Ethirveerasingam
Second Vice President, Head of Client Services	Christopher Pic
Senior Director	Demetrios Tsaparas
Senior Director, Private Placements	Edward J. Brennan
Senior Director, Private Placements	Timothy Powell
Senior Director, Real Estate Portfolio Manager	Mark A. DePrima
Senior Director, Private Placements	Gwendolyn Foster
Senior Director, Fixed Income Trading	John Gargana
Senior Director, Real Estate	Gary A. Gorecki
Senior Director, Private Placements	Barry J. Scheinholtz
Senior Director	John Paul Gillin
Senior Director, Derivatives Risk Analytics, Investments	Kampoleak Pal
Senior Director, Private Equity Investments	Cheng Wang
Senior Director	Mordechai Shapiro
Assistant Vice President, Annuity Operations and Customer Service	Christian Mele
Assistant Controller	James Nemeth
Associate Actuary	Mariana Slepovitch
Corporate Secretary	Sonya L. Crosswell
Director, Variable Product Issue	Brenda L. Ahner
Director, GIAC Compliance and Licensing	Tricia P. Mohr
Director, Policy Forms	John J. Monahan
Director, Fixed Income Trading	Martin Vernon
Director, Financial Reporting & Sales Support, Retirement Solutions	Sanjay Patel

Item 26.	Persons Controlled by or under Common Control with Registrant

The following list sets forth the persons directly controlled by The Guardian Life Insurance Company of America (“Guardian Life”), the parent company of GIAC, the Registrant’s depositor, as of December 31, 2015. Those entities that are indented under another entity are subsidiaries of that entity and, therefore, indirect subsidiaries of Guardian Life.

Name	State of Incorporation or Organization	Percent of Voting Securities Owned
The Guardian Insurance & Annuity Company, Inc.	Delaware	100%
Park Avenue Securities LLC	Delaware	100%
Hanover Square Funding, LLC	Delaware	100%
Guardian Investor Services LLC	Delaware	100%
RS Investment Management Co. LLC	Delaware	93.99%
RS Investments (Hong Kong) Limited	Hong Kong	100%
RS Investments (UK) Limited	England	100%
RS Funds Distributor LLC	Delaware	100%
RS Investment Management (Singapore) Pte Ltd.	Singapore	100%
GIS Strategic Ventures, LLC	Delaware	100%
Park Avenue Institutional Advisers LLC	Delaware	100%
Hanover Square Real Estate Management LLC	Delaware	100%
Hanover Square TAP LLC	Delaware	100%
Hanover Square LCP LLC	Delaware	100%
Guardian SLC Redwood Holdings LLC	Delaware	100%
Redwood Land Partners LLC	Delaware	90% (indirectly owned)
SLC Somerset Fee Owner LLC	Delaware	100%
Guardian SLC Redwood Holdings II LLC	Delaware	100%
Redwood Land Partners II LLC	Delaware	90% (indirectly owned)
SLC Southwillow Fee Owner LLC	Delaware	100%
GIS Credit Opportunities, LLC	Delaware	100%
Reed Acquisitions LLC	Delaware	—
Reed Group Management LLC	Connecticut	—
GIS Canada Holdings Corp.	Delaware	—
Reed Group Canada Services ULC	Canada	—
Park Avenue Life Insurance Company	Delaware	100%
Family Service Life Insurance Company	Texas	100%
Sentinel American Life Insurance Company	Texas	100%
Berkshire Life Insurance Company of America	Massachusetts	100%
Berkshire Acquisition LLC	Delaware	100%
Berkshire Acquisition II, LLC	Delaware	100%
First Commonwealth, Inc.	Delaware	100%
Managed DentalGuard, Inc.	Ohio	100%
First Commonwealth Limited Health Services Corporation	Illinois	100%
First Commonwealth of Illinois, Inc.	Illinois	100%
First Commonwealth of Missouri, Inc.	Missouri	100%
First Commonwealth Limited Health Service Corporation of Michigan	Michigan	100%
First Commonwealth Insurance Company	Illinois	100%
Reed Group, Ltd.	Colorado	100%
Access Professional Dental Care, LLC	Delaware	100%
Access Professional Dental Services, LLC	Delaware	100%
Premier Access Administrators	California	100%
Premier Access Insurance Company	California	100%
Data Telesis Private Limited	India	99.999%
Premier Group, Inc.	California	100%
Access Dental Plan	California	100%
Access Dental Plan of Utah, Inc.	Utah	100%
Access Dental Plan of Nevada, Inc.	Nevada	100%
Blue Hills Dental Plan of Arizona, Inc.	Arizona	100%
FCW Merger Sub, Inc.	Delaware	100%
Managed Dental Care	California	100%
Managed DentalGuard, Inc.	New Jersey	100%
Managed DentalGuard, Inc.	Texas	100%
Guardian Distributors, LLC	Delaware	100%
Innovative Underwriters, Inc.	New Jersey	100%
RS Global Growth Fund	Massachusetts	73.00%
RS High Yield Fund	Massachusetts	46.95%
RS Strategic Income Fund	Massachusetts	50.23%
RS China Fund	Massachusetts	85.17%
RS Investors Fund	Massachusetts	25.88%
RS Emerging Markets Small Cap Fund	Massachusetts	96.08%
RS Focused Growth Opportunity Fund	Massachusetts	98.40%
RS Focused Opportunity Fund	Massachusetts	97.97%
Guardian Shores, LLC	Delaware	100%
Shores, LLC	Delaware	50%
Guardian LCP Commercial I LLC	Delaware	100%
LEI LCP-GL Commercial, LLC	Delaware	75%
Hanover Acquisition LLC	Delaware	100%
Guardian Parkside Commons LLC	Delaware	100%
Parkside Commons Apartments LLC	Delaware	90% (indirectly owned)
Guardian Ledges LLC	Delaware	100%
Guardian Quincy LLC	Delaware	100%
Hanover Acquisition 5 LLC	Delaware	100%
Spencer Airport Center LLC	Delaware	100%
Spencer Airport Center Phase I/II Owners’ Association	Nevada	greater than 50% (indirectly owned)
Hanover Acquisition II LLC	Delaware	100%
Guardian Juanita Village, LLC	Delaware	100%
Hanover Acquisition 3 LLC	Delaware	100%
Hanover Acquisition IV LLC	Delaware	100%
Guardian Campus Holdings LLC	Delaware	100%
Campus Drive Land Partners LLC	Delaware	90% (indirectly owned)
Campus Drive Springing Member, Inc.	Delaware	81% (indirectly owned)
Campus Drive Fee Owner LLC	Delaware	100%
Guardian Westwood Holdings LLC	Delaware	100%
Westwood Drive Land Partners LLC	Delaware	90% (indirectly owned)
Westwood Drive Fee Owner LLC	Delaware	100%
Westwood Drive Springing Member, Inc.	Delaware	81% (indirectly owned)
Guardian Tyron Village LLC	Delaware	100%
Guardian Park Place LLC	Delaware	100%
Spencer Airport Center Phase III, LLC	Delaware	100%
Spencer Airport Center Phase IV, LLC	Delaware	100%
Spencer Airport Center Phase IV Owners’ Association	Nevada	greater than 50% (indirectly owned)
Guardian Piazza D’Oro	Delaware	100%
Guardian CapCo, LLC	Delaware	100%
901 Hawthorne/250 Spring Lake, LLC	Delaware	60%
360 S. Acacia Partnership	New York	53%
Airside Business Park LP	Pennsylvania	25%
B.A. Ventures, LLC	New York	50%
Broadway Denver LLC	Delaware	60%
G-M Joint Venture	Tennessee	90%
GH Scottsdale I LLC	Delaware	50%
GH Warner LLC	Delaware	50%
Golden State II	California	50%
Lowe Capital Partners, LLC	Delaware	80%
Guardian KW/Santa Maria Land Partners, LLC	Delaware	60%
Guardian/KW Hayward Member, LLC	Delaware	60%
Guardian Forest Creek LLC	Delaware	90%
Guardian Park Potomac LLC	Delaware	100%
GFP Residential Holdings, LLC	Delaware	50% (indirectly owned)
Guardian Santa Fe Partnership	Colorado	75%
Guardian Timber Ridge LLC	Delaware	90%
Space Center Apartments, LLC	Delaware	50%
SpaceSub Apartments, Ltd.	Texas	50% (indirectly owned)
SpaceSub GP, L.L.C.	Texas	50% (indirectly owned)
TruAmerica Muiltifamily LLC	Delaware	80%
TruAmerica Properties LLC	Delaware	80%
Campus Drive Manager LLC	Delaware	90%
Westwood Drive Manager	Delaware	90%
Redwood TA Manager LLC	Delaware	90%
Redwood TA II Manager LLC	Delaware	90%
TruAmerica Properties II LLC	Delaware	40%
Deasil Manager LLC	Delaware	39.61% (indirectly owned)
Deasil Lender LLC	Delaware	39.61% (indirectly owned)
Mediterranean Operator LLC	Delaware	39.61% (indirectly owned)
Galena Way Manager LLC	Delaware	37% (indirectly owned)
Galena Way Land Partners LLC	Delaware	3.7% (indirectly owned)
Galena Way Fee Owner LLC	Delaware	3.7% (indirectly owned)
Monaco Parkway Fee Owner LLC	Delaware	3.7% (indirectly owned)
Monaco Parkway Manager LLC	Delaware	37% (indirectly owned)
Petrovitsky Road Manager LLC	Delaware	37% (indirectly owned)
Petrovitsky Road Land Partners LLC	Delaware	3.7% (indirectly owned)
Petrovitsky Road Fee Owner LLC	Delaware	3.7% (indirectly owned)
Mercury TA Manager LLC, a Delaware LLC	Delaware	39.598% (indirectly owned)
Mercury Lender LLC	Delaware	39.598% (indirectly owned)
Hanover Acquisition VI, LLC	Delaware	100%
Guardian/Abbey, LLC	Delaware	72%
400 Columbus Avenue LLC	New York	100%
Guardian LEIM, LLC	Delaware	100%
Lowe Enterprises Investment Management, LLC	Delaware	50%
Guardian Hilltop LLC	Delaware	100%
Guardian/KW Hilltop, LLC	Delaware	50%
Guardian Mercury, LLC	Delaware	100%
The Mercury Homes, LLC	Delaware	27%
Guardian/Mile High, LLC	Delaware	100%
Guardian/DCC, LLC	Delaware	90%
Guardian LCP Hospitality I LLC	Delaware	100%
LEI LCP-GL, LLC	Delaware	75%
Guardian LCP Hospitality Finance LLC	Delaware	100%
LEI LCP-GL II, LLC	Delaware	73%
Guardian Deasil Holdings, LLC	Delaware	100%
Deasil Land Partners LLC	Delaware	15.35% (indirectly owned)
Bayridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Canyon Crest Fee Owner LLC	Delaware	15.35% (indirectly owned)
Canyon Ridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Colonnade Fee Owner LLC	Delaware	15.35% (indirectly owned)
Colony Fee Owner LLC	Delaware	15.35% (indirectly owned)
Forest Park Fee Owner LLC	Delaware	15.35% (indirectly owned)
Harborview Fee Owner LL	Delaware	15.35% (indirectly owned)
Hidden Hills Fee Owner LLC	Delaware	15.35% (indirectly owned)
Mediterranean Fee Owner LP	Delaware	15.35% (indirectly owned)
Mountain Summit Fee Owner LLC	Delaware	15.35% (indirectly owned)
Reche Ridge Fee Owner LLC	Delaware	15.35% (indirectly owned)
Towne Center Fee Owner LLC	Delaware	15.35% (indirectly owned)
Tuscan Village Fee Owner LLC	Delaware	15.35% (indirectly owned)
Waterstone Magnolia Fee Owner LLC	Delaware	15.35% (indirectly owned)
Guardian Lowry LLC	Delaware	100%
Monaco Parkway Land Partners LLC	Delaware	25% (indirectly owned)
Monaco Parkway Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian Ponderosa LLC	Delaware	100%
Galena Way Land Partners LLC	Delaware	25% (indirectly owned)
Galena Way Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian Carriages LLC	Delaware	100%
Petrovitsky Road Land Partners LLC	Delaware	25% (indirectly owned)
Petrovitsky Road Fee Owner LLC	Delaware	25% (indirectly owned)
Guardian LCP2A, LLC	Delaware	100%
Lowe Capital Partners 2A , LLC	Delaware	93.33%
Guardian LCP2B, LLC	Delaware	100%
Lowe Capital Partners 2B, LLC	Delaware	50%
Guardian Mercury-Gemini Holdings LLC	Delaware	100%
Mercury Land Partners LLC	Delaware	15.3498% (indirectly owned)
Mercury Village Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Hanover Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Township Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Park Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Commons Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Constellation Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Mercury Windsor Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Alderwood Park Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Ridgetop Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Wellington Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Bridge Creek Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Boulder Creek Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Gemini Settlers Point Fee Owner LLC	Delaware	15.3498% (indirectly owned)
Hanover Hoffman Estates LLC	Delaware	100%
Seasons Lynnwood, LLC	Delaware	100%
Hanover Suwanee Center LLC	Delaware	100%
GR Lenexa, LLC*	Delaware	50%
Guardian/KW NOHO Manager, LLC*	Delaware	50%
Guardian Wakefield LLC*	Delaware	100%
Hanover Goodyear LLC*	Delaware	100%
Guardian Blossom Hill, LLC*	Delaware	100%
Guardian/KW Blossom Hill, LLC*	Delaware	85%
Guardian Eldorado, LLC*	Delaware	100%
Guardian Cliffside LLC*	Delaware	60%
Guardian Wakefield LLC*	Delaware	100%
Guardian Wheaton Station, LLC*	Delaware	100%
Guardian LIHTC 1 LLC*	Delaware	100%
Guardian/Edgewater, LLC*	Delaware	95%
Guardian Edgewater Terrace, LLC*	Delaware	100%
Guardian Edgewater Village, LLC*	Delaware	100%

*	Inactive

The following list sets forth the entities directly controlled by GIAC for the benefit of various contract holders and, thus, indirectly controlled by Guardian Life, as of December 31, 2015:

Name	Place of Incorporation or Organization	Approximate Percentage of Voting Securities Owned by GIAC
RS Variable Products Trust	Massachusetts	100%

Item 27.	Number of Contract owners

Type of Contract	As of March 31, 2016
Non-Qualified	12,717
Qualified	35,939

Total	48,656

Item 28.	Indemnification

The By-Laws of The Guardian Insurance & Annuity Company, Inc. provide that the Company shall, to the fullest extent legally permissible under the General Corporation Law of the State of Delaware, indemnify and hold harmless officers and directors of the Corporation for certain liabilities reasonably incurred in connection with such person’s capacity as an officer or director.

The Certificate of Incorporation of the Corporation includes the following provision:

No director of the Corporation shall be personally liable to the Corporation or its stockholders for monetary damages for breach of fiduciary duty as a director except for liability (i) for any breach of the director’s duty of loyalty to the Corporation or its stockholders; (ii) for acts or omissions not in good faith or which involve intentional misconduct or a knowing violation of the law; (iii) under Section 164 of the Delaware General Corporation Law, or (iv) for any transaction for which the director derived an improper personal benefit.

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel, the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.	Principal Underwriters

(a) Park Avenue Securities LLC (“PAS”) is the principal underwriter of the Registrant’s variable annuity contracts.

In addition, PAS is the distributor of variable annuity and variable life insurance contracts currently offered by GIAC through its separate accounts, The Guardian/Value Line Separate Account, The Guardian Separate Account A, The Guardian Separate Account B, The Guardian Separate Account C, The Guardian Separate Account D, The Guardian Separate Account E, The Guardian Separate Account F, The Guardian Separate Account K, The Guardian Separate Account M, The Guardian Separate Account N, The Guardian Separate Account Q, Separate Account 1 and Separate Account 2 which are all registered as unit investment trusts under the 1940 Act.

(b) The following is a list of each director and officer of PAS, as of April 14, 2016. The principal business address of each person is 7 Hanover Square, New York, New York 10004.

POSITION with PAS	Name
Manager & President	John Palazzetti
Manager, Vice President, Managing Director, Individual Markets	Christopher Dyrhaug
Manager	Marc Costantini
Manager	D. Scott Dolfi
Manager	Michael N. Ferik
Senior Vice President, Principal Executive Officer, Wholesale Division	James Lake
Senior Vice President, Associate Corporate Secretary	Harris Oliner
Vice President, Wholesale Division	Douglas Dubitsky
Vice President, Counsel and, Associate Corporate Secretary	Richard T. Potter, Jr.
Vice President, Financial Officer, Wholesale Division	John Walter
Vice President, Head of Business Administration and Control	Barbara Fuentez
Second Vice President & Chief Compliance Officer	Kenneth Goodall
Second Vice President & Chief Compliance Officer, Wholesale Division	Linda Senker
Second Vice President, Business Technology Services	Domenica Grittani
Second Vice President Head of Strategic Initiatives	Marianne Caswell
Second Vice President, National Control Officer	Frank Ingraham
Second Vice President, Wholesale Division	Robert Chamerda
Second Vice President, Wholesale Division	Nahulan Ethirveerasingam
Assistant Vice President & Chief Operations Officer	Michael Ryniker
Assistant Vice President & Head of Finance	James Conway
Director, Agent Contracting & Licensing	Gregory Blazinski
Corporate Secretary	Sonya L. Crosswell
Counsel	Joshua Hergan
Manager, Business Development	Jason Eskenazi
Assistant Corporate Secretary	Robert D. Grauer
Anti-Money Laundering Officer	Charles Barresi, Jr.

(c) PAS, as the principal underwriter of the Registrant’s variable annuity contracts received, either directly or indirectly, the following commissions or other compensation from the Registrant during the last fiscal year.

Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commission	Compensation
N/A	N/A	N/A	N/A

Item 30.	Location of Accounts and Records

  Most of the Registrant’s accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by GIAC, the depositor, at its Customer Service Office, 3900 Burgess Place, Bethlehem, Pennsylvania 18017. Documents constituting the Registrant’s corporate records are also maintained by GIAC but are located at its Executive Office, 7 Hanover Square, New York, New York 10004.

Item 31.	Management Services

    None.

Item 32.	Undertakings

(a)	The Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payment under the variable annuity contracts may be accepted.

(b)	The Registrant hereby undertakes to include, as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information.

(c)	The Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d)	The Depositor, GIAC, hereby undertakes and represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GIAC.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, The Guardian Separate Account R, certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York on the 28th day of April, 2016.

The Guardian Separate Account R
(Registrant)

By:	THE GUARDIAN INSURANCE & ANNUITY
COMPANY, INC.
(Depositor)

By:	/s/ Richard T. Potter, Jr.
Richard T. Potter, Jr.
Senior Vice President, Counsel & Assistant Corporate Secretary

As required by the Securities Act of 1933, this Post-effective Amendment to the Registration Statement has been signed by the following directors and principal officers of The Guardian Insurance & Annuity Company, Inc. in the capacities and on the date indicated.

/s/ Gordon Dinsmore*	President & Director
Gordon Dinsmore (Principal Executive Officer)

/s/ Roberto C. Ecker	Senior Vice President & Chief Financial Officer
Roberto C. Ecker
(Principal Financial Officer)

/s/ Marc Costantini*	Director
Marc Costantini

/s/ Michael Slipowitz* Michael Slipowitz	Senior Vice President & Corporate Chief Actuary & Director

/s/ Richard T. Potter, Jr. Richard T. Potter, Jr. Senior Vice President, Counsel & Assistant Corporate Secretary	Date: April 28, 2016

*	Pursuant to Power of Attorney.

Exhibit Index

Number	Description
10	Consent of PricewaterhouseCoopers LLP
13 (e)	Power of Attorney executed by Gordon Dinsmore